American Funds Insurance Series®
Global Growth Fund
Investment portfolio
September 30, 2019
unaudited
Common stocks 95.75% Information technology 27.63%	Shares	Value (000)
ASML Holding NV	648,442	$160,613
ASML Holding NV (New York registered)	517,300	128,508
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	27,188,000	238,101
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	335,000	15,571
Microsoft Corp.	1,730,100	240,536
Visa Inc., Class A	1,142,800	196,573
Broadcom Inc.	487,050	134,460
Temenos AG	637,000	106,587
Paycom Software, Inc.[2]	357,000	74,788
PagSeguro Digital Ltd., Class A2	1,340,900	62,097
Adyen NV2	56,700	37,352
SimCorp AS	425,000	37,320
Adobe Inc.[2]	135,000	37,294
Amphenol Corp., Class A	373,500	36,043
Hexagon AB, Class B	477,200	23,007
EPAM Systems, Inc.[2]	122,000	22,243
Network International Holdings PLC[2]	3,173,000	20,872
Mastercard Inc., Class A	76,500	20,775
Zendesk, Inc.[2]	261,000	19,022
Jack Henry & Associates, Inc.	98,000	14,305
Intel Corp.	248,000	12,779
Amadeus IT Group SA, Class A, non-registered shares	164,200	11,762
Keyence Corp.	19,000	11,756
Autodesk, Inc.[2]	77,000	11,373
Infosys Ltd.	962,838	10,946
Worldline SA, non-registered shares[2]	162,000	10,223
StoneCo Ltd., Class A2	208,000	7,234
		1,702,140
Consumer discretionary 18.75%
Amazon.com, Inc.[2]	209,095	362,970
Alibaba Group Holding Ltd. (ADR)[2]	855,500	143,065
Takeaway.com NV2	740,000	59,041
Home Depot, Inc.	222,275	51,572
Ocado Group PLC[2]	3,115,000	50,652
Just Eat PLC[2]	5,292,000	43,478
Naspers Ltd., Class N	277,000	41,976
NIKE, Inc., Class B	370,500	34,797
Moncler SpA	915,000	32,612
Tiffany & Co.	259,700	24,056
Valeo SA, non-registered shares	727,000	23,574
Cie. Financière Richemont SA, Class A	320,350	23,502
LVMH Moët Hennessy-Louis Vuitton SE	59,000	23,450
Meituan Dianping, Class B2	2,180,200	22,281
Wynn Macau, Ltd.	10,510,400	20,517
Prosus NV2	277,000	20,334
McDonald’s Corp.	93,000	19,968
American Funds Insurance Series — Global Growth Fund — Page 1 of 199

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
MGM China Holdings, Ltd.	12,708,000	$19,814
EssilorLuxottica	124,835	17,995
Sony Corp.	243,000	14,264
Sodexo SA	122,000	13,696
MGM Resorts International	437,000	12,114
Melco Resorts & Entertainment Ltd. (ADR)	606,000	11,763
ASOS PLC[2]	370,000	11,264
Restaurant Brands International Inc.	155,000	11,027
Fast Retailing Co., Ltd.	16,100	9,561
Marriott International, Inc., Class A	74,000	9,203
Domino’s Pizza, Inc.	37,000	9,050
Suzuki Motor Corp.	182,000	7,721
Cairn Homes PLC	5,615,000	6,818
Peugeot SA	127,852	3,188
		1,155,323
Financials 10.37%
AIA Group Ltd.	15,004,900	141,765
Kotak Mahindra Bank Ltd.	3,917,000	90,891
JPMorgan Chase & Co.	614,600	72,332
MarketAxess Holdings Inc.	211,000	69,103
Tradeweb Markets Inc., Class A	1,501,303	55,518
CME Group Inc., Class A	165,200	34,913
AXA SA	966,000	24,669
Société Générale	818,650	22,432
Prudential PLC	1,141,962	20,710
Moscow Exchange MICEX-RTS PJSC	12,640,000	18,465
Berkshire Hathaway Inc., Class A2	54	16,839
ORIX Corp.	1,017,000	15,153
BlackRock, Inc.	30,600	13,637
Banco Santander, SA	2,946,020	11,998
Macquarie Group Ltd.	125,000	11,059
FinecoBank SpA	960,000	10,162
Sberbank of Russia PJSC (ADR)	645,500	9,150
		638,796
Health care 9.72%
Merck & Co., Inc.	886,000	74,584
UnitedHealth Group Inc.	324,200	70,455
AstraZeneca PLC	721,300	64,396
Boston Scientific Corp.[2]	1,373,700	55,896
Mettler-Toledo International Inc.[2]	65,000	45,786
Fisher & Paykel Healthcare Corp. Ltd.	3,680,000	39,866
DexCom, Inc.[2]	207,000	30,893
Cigna Corp.	177,511	26,944
Bayer AG	363,860	25,655
Pfizer Inc.	555,000	19,941
Zoetis Inc., Class A	155,000	19,312
Straumann Holding AG	22,200	18,146
Regeneron Pharmaceuticals, Inc.[2]	64,200	17,809
Hologic, Inc.[2]	330,000	16,662
Novartis AG	189,000	16,388
Vertex Pharmaceuticals Inc.[2]	89,000	15,078
Biogen Inc.[2]	57,600	13,411
Sanofi	135,000	12,516
American Funds Insurance Series — Global Growth Fund — Page 2 of 199

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
bioMérieux SA	135,000	$11,168
Demant A/S2	142,890	3,660
		598,566
Communication services 8.20%
Alphabet Inc., Class A2	115,600	141,164
Alphabet Inc., Class C2	71,052	86,612
Tencent Holdings Ltd.	2,230,000	93,949
Facebook, Inc., Class A2	421,640	75,086
Nintendo Co., Ltd.	157,300	58,221
Altice USA, Inc., Class A2	800,000	22,944
CBS Corp., Class B	334,850	13,518
SoftBank Group Corp.	342,800	13,442
		504,936
Consumer staples 8.02%
British American Tobacco PLC	2,970,800	109,856
Nestlé SA	739,650	80,246
Philip Morris International Inc.	660,500	50,152
Altria Group, Inc.	1,125,000	46,012
Keurig Dr Pepper Inc.	1,624,000	44,368
General Mills, Inc.	514,000	28,332
Walgreens Boots Alliance, Inc.	459,700	25,426
Anheuser-Busch InBev SA/NV	250,000	23,821
Coca-Cola European Partners PLC	397,000	22,014
Associated British Foods PLC	595,000	16,848
Costco Wholesale Corp.	44,800	12,907
Coca-Cola FEMSA, SAB de CV, units	1,965,000	11,958
Uni-Charm Corp.	357,000	11,292
Mondelez International, Inc.	192,000	10,621
		493,853
Industrials 7.99%
Airbus SE, non-registered shares	1,093,500	142,070
MTU Aero Engines AG	167,000	44,377
Geberit AG	65,000	31,040
ASSA ABLOY AB, Class B	1,170,000	26,041
Safran SA	164,000	25,821
Bunzl PLC	956,000	24,978
DSV A/S	248,500	23,646
Middleby Corp.[2]	201,000	23,497
Alliance Global Group, Inc.	111,060,000	23,356
GT Capital Holdings, Inc.	1,398,681	22,722
IDEX Corp.	122,400	20,059
Boeing Co.	51,300	19,518
Edenred SA	356,600	17,113
SMC Corp.	34,000	14,496
Recruit Holdings Co., Ltd.	390,000	11,852
General Electric Co.	1,260,000	11,264
NIBE Industrier AB, Class B	817,914	10,374
		492,224
American Funds Insurance Series — Global Growth Fund — Page 3 of 199

unaudited
Common stocks (continued) Materials 3.04%	Shares	Value (000)
Sherwin-Williams Co.	155,500	$85,505
Barrick Gold Corp. (GBP denominated)	1,532,000	26,504
CCL Industries Inc., Class B, nonvoting shares	375,000	15,126
Koninklijke DSM NV	124,000	14,921
Glencore PLC	4,000,000	12,037
Air Liquide SA1	79,200	11,274
DuPont de Nemours Inc.	147,000	10,482
Linde PLC (EUR denominated)	45,000	8,730
Corteva, Inc.	90,809	2,543
		187,122
Energy 1.95%
Reliance Industries Ltd.	1,795,200	33,748
Gazprom PJSC (ADR)	4,173,000	28,811
LUKOIL Oil Co. PJSC (ADR)	306,700	25,376
Royal Dutch Shell PLC, Class B	381,000	11,224
Baker Hughes, a GE Co., Class A	470,000	10,904
CNOOC Ltd.	6,600,000	10,071
		120,134
Utilities 0.08%
Ørsted AS	54,500	5,065
Total common stocks (cost: $3,717,527,000)		5,898,159
Preferred securities 1.56% Health care 1.13%
Sartorius AG, nonvoting preferred, non-registered shares	381,500	69,608
Information technology 0.43%
Samsung Electronics Co., Ltd., nonvoting preferred shares	792,250	26,162
Total preferred securities (cost: $43,479,000)		95,770
Short-term securities 2.65% Money market investments 2.65%
Capital Group Central Cash Fund 2.07%[3]	1,631,638	163,147
Total short-term securities (cost: $163,149,000)		163,147
Total investment securities 99.96% (cost: $3,924,155,000)		6,157,076
Other assets less liabilities 0.04%		2,590
Net assets 100.00%		$6,159,666
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $249,375,000, which represented 4.05% of the net assets of the fund.
[2]	Security did not produce income during the last 12 months.
[3]	Rate represents the seven-day yield at 9/30/2019.
American Funds Insurance Series — Global Growth Fund — Page 4 of 199

unaudited
Key to abbreviations
ADR = American Depositary Receipts
EUR = Euros
GBP = British pounds
American Funds Insurance Series — Global Growth Fund — Page 5 of 199

Global Small Capitalization Fund
Investment portfolio
September 30, 2019
unaudited
Common stocks 94.69% Health care 23.13%	Shares	Value (000)
Insulet Corp.[1]	964,655	$159,101
GW Pharmaceuticals PLC (ADR)[1]	823,718	94,752
Haemonetics Corp.[1]	577,000	72,783
CONMED Corp.	611,700	58,815
Notre Dame Intermédica Participações SA	4,228,500	55,210
Integra LifeSciences Holdings Corp.[1]	906,825	54,473
Allakos Inc.[1,2]	683,880	53,773
China Biologic Products Holdings, Inc.[1,2]	399,900	45,777
iRhythm Technologies, Inc.[1]	510,500	37,833
Mani, Inc.	1,315,000	34,552
PRA Health Sciences, Inc.[1]	317,900	31,545
Allogene Therapeutics, Inc.[1,2]	653,594	17,814
Allogene Therapeutics, Inc.[1]	280,589	7,647
Cortexyme, Inc.[1,2]	695,324	17,334
Medacta Group SA1	212,200	17,328
Encompass Health Corp.	256,000	16,200
Nakanishi Inc.	1,024,000	16,128
Hikma Pharmaceuticals PLC	580,000	15,689
NuCana PLC (ADR)[1,2,3]	2,083,704	15,086
Fleury SA, ordinary nominative	2,354,000	14,968
WuXi Biologics (Cayman) Inc.[1]	1,412,000	14,412
Osstem Implant Co., Ltd.[1]	410,088	14,296
LivaNova PLC[1]	178,200	13,149
Bluebird Bio, Inc.[1]	135,415	12,434
Ultragenyx Pharmaceutical Inc.[1]	283,374	12,123
BioMarin Pharmaceutical Inc.[1]	172,000	11,593
CryoLife, Inc.[1]	402,390	10,925
CompuGroup Medical SE	137,400	8,267
Cansino Biologics Inc., Class H1,2	1,857,200	7,914
Guardant Health, Inc.[1]	111,027	7,087
NuVasive, Inc.[1]	110,000	6,972
Divi’s Laboratories Ltd.	260,000	6,110
Amplifon SpA	213,000	5,224
Madrigal Pharmaceuticals, Inc.[1]	58,000	5,001
AddLife AB, Class B	175,800	4,608
Wright Medical Group NV1	168,200	3,470
Piramal Enterprises Ltd.	127,741	2,943
Hutchison China MediTech Ltd. (ADR)[1]	116,700	2,082
Neuronetics, Inc.[1]	225,743	1,876
Genomma Lab Internacional, SAB de CV, Series B1,2	1,000,000	959
Health Catalyst, Inc.[1]	26,900	851
		989,104
American Funds Insurance Series — Global Small Capitalization Fund — Page 6 of 199

unaudited
Common stocks (continued) Information technology 18.42%	Shares	Value (000)
Cree, Inc.[1]	1,199,900	$58,795
Ceridian HCM Holding Inc.[1]	842,177	41,578
Net One Systems Co., Ltd.	1,476,165	39,769
Alteryx, Inc., Class A1	355,600	38,202
Paycom Software, Inc.[1]	144,500	30,271
Carel Industries SpA[2]	1,947,251	28,822
SimCorp AS	303,128	26,618
Kingdee International Software Group Co. Ltd.[2]	24,670,374	26,000
Network International Holdings PLC[1]	3,814,562	25,093
Appfolio, Inc., Class A1	251,270	23,906
Bechtle AG, non-registered shares	233,105	23,718
Avast PLC	4,738,000	22,603
Inphi Corp.[1]	330,900	20,201
Qorvo, Inc.[1]	271,800	20,151
HubSpot, Inc.[1]	126,000	19,103
Euronet Worldwide, Inc.[1]	124,200	18,170
Elastic NV, non-registered shares[1]	217,540	17,912
Jenoptik AG	706,152	17,502
BE Semiconductor Industries, NV	540,600	16,929
DocuSign, Inc.[1]	266,067	16,475
Anaplan, Inc.[1]	341,133	16,033
Nuance Communications, Inc.[1]	946,232	15,433
Pegasystems Inc.	225,491	15,345
MACOM Technology Solutions Holdings, Inc.[1]	691,000	14,853
Silicon Laboratories Inc.[1]	122,000	13,585
Megaport Ltd.[1]	2,100,000	12,884
Coupa Software Inc.[1]	97,800	12,672
Cognex Corp.	250,000	12,283
Vanguard International Semiconductor Corp.[4]	5,410,000	10,892
Faraday Technology Corp.[4]	5,277,000	9,789
X-FAB Silicon Foundries SE1	1,891,737	8,454
InterXion Holding NV, non-registered shares[1]	100,000	8,146
Nordic Semiconductor ASA[1,2]	1,250,000	7,007
Topcon Corp.	523,710	6,941
Yangtze Optical Fibre and Cable Joint Stock Ltd. Co., Class H2	4,296,500	6,929
RAKUS Co., Ltd.	428,600	6,648
Lumentum Holdings Inc.[1]	121,300	6,497
Sansan, Inc.[1,2]	160,800	6,075
ASM Pacific Technology Ltd.	497,000	6,069
Maxlinear, Inc.[1]	270,000	6,043
Endurance International Group Holdings, Inc.[1]	1,597,556	5,991
SUNeVision Holdings Ltd.	7,500,000	5,608
Cloudflare, Inc., Class A1	276,200	5,129
Semtech Corp.[1]	100,000	4,861
INFICON Holding AG	7,397	4,795
Kingboard Holdings Ltd.	1,733,000	4,588
CDK Global, Inc.	69,000	3,318
MongoDB, Inc., Class A1,2	25,000	3,012
Okta, Inc., Class A1	27,263	2,684
Ping Identity Holding Corp.[1]	154,000	2,657
PagerDuty, Inc.[1,2]	86,800	2,452
Everbridge, Inc.[1]	37,140	2,292
Computer Services, Inc.	46,400	2,111
Medallia, Inc.[1]	64,600	1,772
QAD Inc., Class A	23,500	1,085
American Funds Insurance Series — Global Small Capitalization Fund — Page 7 of 199

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
Nohmi Bosai Ltd.	49,100	$937
AGTech Holdings Ltd.[1]	8,100,000	382
		788,070
Industrials 15.18%
International Container Terminal Services, Inc.	23,981,620	55,709
Nihon M&A Center Inc.	1,911,192	53,734
VARTA AG, non-registered shares[1]	330,513	32,602
Meggitt PLC	3,436,300	26,829
Marel hf., non-registered shares (ISK denominated)	5,219,903	23,856
Marel hf., non-registered shares (EUR denominated)[1]	333,333	1,526
I.M.A. Industria Macchine Automatiche SpA	352,303	24,652
Curtiss-Wright Corp.	185,484	23,996
Tomra Systems ASA	859,334	22,953
IMCD NV	293,600	21,713
BWX Technologies, Inc.	351,072	20,085
Bingo Industries Ltd.[2]	12,741,516	19,006
Bravida Holding AB	2,116,000	18,561
Rheinmetall AG	145,900	18,455
Boyd Group Income Fund	133,915	17,747
Aalberts NV, non-registered shares	425,000	16,843
Tsubaki Nakashima Co., Ltd.	1,108,361	16,575
Aerojet Rocketdyne Holdings, Inc.[1]	295,000	14,900
Matson, Inc.	374,000	14,029
ManpowerGroup Inc.	160,000	13,478
VAT Group AG	106,300	13,404
Nolato AB, Class B	221,363	11,817
Trust Tech Inc.[2]	944,400	11,302
Avon Rubber PLC	508,000	10,381
Nabtesco Corp.	316,000	9,776
Centre Testing International Group Co., Ltd.	5,382,750	9,516
Interpump Group SpA	297,000	9,388
BELIMO Holding AG	1,628	8,955
Instalco AB	857,000	8,793
Greaves Cotton Ltd.	4,244,540	8,747
Granite Construction Inc.	263,500	8,466
Imperial Logistics Ltd.	2,356,123	8,116
Johnson Electric Holdings Ltd.	3,779,000	6,769
The Brink’s Co.	73,800	6,122
easyJet PLC	429,300	6,070
Coor Service Management Holding AB	688,000	5,955
Carborundum Universal Ltd.	1,380,000	5,852
Sunny Friend Environmental Technology Co., Ltd.[4]	660,000	5,766
PayPoint PLC	476,000	5,338
J. Kumar Infraprojects Ltd.	2,901,000	5,307
Fluidra, SA, non-registered shares[1]	384,060	4,554
Diploma PLC	221,000	4,519
Cleanaway Waste Management Ltd.	3,261,470	4,293
Klingelnberg AG	122,000	3,777
Middleby Corp.[1]	31,000	3,624
Europcar Mobility Group SA2	434,260	2,409
Addtech AB, Class B	81,800	2,127
Spirax-Sarco Engineering PLC	7,900	762
		649,154
American Funds Insurance Series — Global Small Capitalization Fund — Page 8 of 199

unaudited
Common stocks (continued) Consumer discretionary 13.43%	Shares	Value (000)
frontdoor, inc.[1]	1,355,200	$65,822
Five Below, Inc.[1]	305,000	38,461
Mattel, Inc.[1,2]	3,338,800	38,029
Melco International Development Ltd.	15,461,000	36,770
Helen of Troy Ltd.[1]	223,000	35,158
Wyndham Hotels & Resorts, Inc.	646,500	33,450
Luckin Coffee Inc., Class A (ADR)[1,2]	1,472,220	27,972
GVC Holdings PLC	2,934,000	26,818
ServiceMaster Global Holdings, Inc.[1]	456,750	25,532
Takeaway.com NV1	271,800	21,685
Thor Industries, Inc.	360,000	20,390
Cedar Fair, LP	300,000	17,508
Tongcheng-Elong Holdings Ltd.[1]	8,365,200	12,850
International Game Technology PLC	876,285	12,452
Del Taco Restaurants, Inc.[1]	1,030,000	10,532
Shop Apotheke Europe NV, non-registered shares[1,2]	268,700	10,441
TopBuild Corp.[1]	107,300	10,347
zooplus AG, non-registered shares[1,2]	83,624	9,953
Trainline PLC[1]	1,906,877	9,824
Freni Brembo SpA[2]	920,000	8,965
B2W - Cia. Digital, ordinary nominative[1]	669,500	7,791
B2W - Cia. Digital, subscription receipts[1]	93,793	1,081
Brunello Cucinelli SpA	280,865	8,749
Melco Resorts & Entertainment Ltd. (ADR)	425,000	8,249
Cie. Plastic Omnium SA	297,000	8,145
Thule Group AB	401,700	7,606
Canada Goose Holdings Inc., subordinate voting shares[1,2]	156,500	6,881
Dine Brands Global, Inc.	84,920	6,442
Bloomin’ Brands, Inc.	324,000	6,133
Texas Roadhouse, Inc.	110,000	5,777
William Hill PLC	2,059,300	4,751
Casio Computer Co., Ltd.[2]	294,000	4,555
Gestamp Automocion SA, non-registered shares[2]	850,000	3,965
Zhongsheng Group Holdings Ltd.	1,173,000	3,704
Revolve Group, Inc., Class A1,2	151,300	3,536
Viomi Technology Co., Ltd. (ADR)[2]	361,700	2,948
Everi Holdings Inc.[1]	325,000	2,750
Cuckoo Homesys Co., Ltd.	69,005	2,429
Cuckoo Holdings Co., Ltd.	22,836	2,234
Hoteles City Express, SAB de CV1,2	1,860,839	1,606
Relaxo Footwears Ltd.	210,000	1,501
POLYTEC Holding AG, non-registered shares[2]	57,652	520
China Zenix Auto International Ltd. (ADR)[1]	428,500	193
		574,505
Financials 8.00%
Kotak Mahindra Bank Ltd.	3,135,263	72,751
Cannae Holdings, Inc.[1]	1,625,000	44,639
Essent Group Ltd.	875,841	41,751
Trupanion, Inc.[1,2]	1,316,800	33,473
IndusInd Bank Ltd.	1,579,646	30,839
HDFC Asset Management Co., Ltd.	744,701	29,441
Moelis & Co., Class A	380,800	12,509
IIFL Wealth Management Ltd.[1,4]	613,742	10,589
Janus Henderson Group PLC	470,000	10,556
American Funds Insurance Series — Global Small Capitalization Fund — Page 9 of 199

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Fanhua Inc. (ADR)	273,511	$7,284
Webster Financial Corp.	140,000	6,562
Close Brothers Group PLC	350,000	6,064
Texas Capital Bancshares, Inc.[1]	110,000	6,012
NMI Holdings, Inc.[1]	228,075	5,989
Indian Energy Exchange Ltd.[1]	3,150,000	5,363
EFG International AG	820,703	5,090
Bolsa Mexicana de Valores, SAB de CV, Series A	2,540,800	4,778
L&T Finance Holdings Ltd.	3,404,200	4,071
Eurobank Ergasias SA1	3,186,632	3,084
YES Bank Ltd.	1,308,000	764
Cholamandalam Investment and Finance Co., Ltd.	113,381	492
		342,101
Materials 4.54%
Allegheny Technologies Inc.[1]	1,213,100	24,565
Lundin Mining Corp.	4,629,000	21,767
Ingevity Corp.[1]	184,400	15,644
Taiyo Nippon Sanso Corp.	754,900	15,241
Kansai Paint Co., Ltd.[2]	584,900	13,583
United States Steel Corp.	1,166,000	13,467
UPL Ltd.	1,370,683	11,681
Loma Negra Compania Industrial Argentina SA (ADR)[1]	1,770,282	10,179
Valvoline Inc.	439,000	9,671
SIG Combibloc Group AG	600,000	7,996
PI Industries Ltd.	396,200	7,307
Steel Dynamics, Inc.	235,000	7,003
Vidrala, SA, non-registered shares	70,374	5,899
Navin Fluorine International Ltd.	445,388	4,611
Ramco Cements Ltd.	411,000	4,361
LANXESS AG	64,200	3,919
Indorama Ventures PCL, foreign registered	3,658,000	3,887
Vinati Organics Ltd.	110,002	3,337
Scapa Group PLC	1,028,600	2,719
Sirius Minerals PLC[1,2]	51,618,500	2,529
Nevada Copper Corp.[1]	13,859,000	2,406
Arkema SA	24,700	2,302
		194,074
Real estate 3.11%
WHA Corp. PCL	202,256,250	31,477
Altus Group Ltd.	932,800	28,128
MGM Growth Properties LLC REIT, Class A	825,000	24,791
Embassy Office Parks REIT	3,162,000	17,916
Two Harbors Investment Corp. REIT	1,293,000	16,977
DoubleDragon Properties Corp.[1]	24,448,500	9,623
K. Wah International Holdings Ltd.	7,884,639	4,165
		133,077
Communication services 3.10%
Vonage Holdings Corp.[1]	2,636,200	29,789
Altice Europe NV, Class A1,2	4,728,047	24,736
Bandwidth Inc., Class A1	299,200	19,481
Megacable Holdings, SAB de CV, ordinary participation certificates[2]	3,210,000	12,927
Kamakura Shinsho, Ltd.[2]	656,000	8,979
American Funds Insurance Series — Global Small Capitalization Fund — Page 10 of 199

unaudited
Common stocks (continued) Communication services (continued)	Shares	Value (000)
Entertainment One Ltd.	1,087,000	$7,565
ProSiebenSat.1 Media SE	508,000	6,999
RPA Holdings, Inc.[1,2]	365,100	5,730
New York Times Co., Class A	197,400	5,622
Euskaltel, SA, non-registered shares	630,178	5,598
Elang Mahkota Teknologi Tbk PT	13,385,800	5,139
		132,565
Consumer staples 2.87%
Treasury Wine Estates Ltd.	1,834,975	22,999
Varun Beverages Ltd.	2,235,000	19,682
TCI Co., Ltd.[4]	1,751,605	17,584
Primo Water Corp.[1]	1,037,000	12,734
Freshpet, Inc.[1]	215,600	10,730
AAK AB	433,700	8,408
Emperador Inc.[1]	45,300,000	6,206
BGFretail Co., Ltd.	37,181	6,124
Kernel Holding SA	493,041	5,410
Grocery Outlet Holding Corp.[1]	151,800	5,264
CCL Products (India) Ltd.	1,250,000	4,221
Chongqing Fuling Zhacai Group Co., Ltd., Class A	999,945	3,128
Pola Orbis Holdings Inc.	20,000	448
		122,938
Energy 1.55%
Saipem SpA, Class S1	4,823,000	21,826
Venture Global LNG, Inc., Series C1,4,5,6,7	2,760	14,352
SM Energy Co.	1,056,000	10,233
NuVista Energy Ltd.[1,2]	4,450,000	8,330
Whitecap Resources Inc.	1,952,600	6,779
Oil & Gas Development Co. Ltd.	3,222,051	2,536
Concho Resources Inc.	35,200	2,390
		66,446
Utilities 1.36%
ENN Energy Holdings Ltd.	4,262,900	44,110
Neoenergia SA	2,827,000	13,996
		58,106
Total common stocks (cost: $3,292,120,000)		4,050,140
Preferred securities 0.59% Industrials 0.46%
Azul SA, preferred shares (ADR)[1]	495,600	17,752
Azul SA, preferred shares[1]	154,000	1,843
		19,595
Information technology 0.13%
Gitlab Inc., Series E, preferred shares[1,4,5,6]	297,916	5,550
Total preferred securities (cost: $15,379,000)		25,145
American Funds Insurance Series — Global Small Capitalization Fund — Page 11 of 199

unaudited
Short-term securities 6.68% Money market investments 6.68%	Shares	Value (000)
Capital Group Central Cash Fund 2.07%[8]	2,136,063	$213,585
Goldman Sachs Financial Square Government Fund 1.84%[8,9]	26,229,366	26,229
Morgan Stanley Institutional Liquidity Funds - Government Portfolio 1.85%[8,9]	19,378,825	19,379
Invesco Short-Term Investments Trust - Government & Agency Portfolio 1.83%[8,9]	17,238,028	17,238
Fidelity Institutional Money Market Funds - Government Portfolio 1.86%[8,9]	9,210,028	9,210
		285,641
Total short-term securities (cost: $285,639,000)		285,641
Total investment securities 101.96% (cost: $3,593,138,000)		4,360,926
Other assets less liabilities (1.96)%		(83,942)
Net assets 100.00%		$4,276,984
Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings represent 5% or more of the outstanding voting shares of that company. Further details on this holding and related transactions during the nine months ended September 30, 2019, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized depreciation (000)	Dividend income (000)	Value of affiliates at 9/30/2019 (000)
Common stocks 0.35%
Health care 0.35%
NuCana PLC (ADR)[1,2]	2,067,724	15,980	—	2,083,704	$—	$(14,991)	$—	$15,086
[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $114,532,000, which represented 2.68% of the net assets of the fund.
[3]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[4]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $74,522,000, which represented 1.74% of the net assets of the fund.
[5]	Value determined using significant unobservable inputs.
[6]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[7]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $14,352,000, which represented .34% of the net assets of the fund.
[8]	Rate represents the seven-day yield at 9/30/2019.
[9]	Security purchased with cash collateral from securities on loan.
Private placement securities	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Venture Global LNG, Inc., Series C	5/1/2015	$8,280	$14,352.34%
Gitlab Inc., Series E, preferred shares	9/11/2019	5,550	5,550.13
Total private placement securities		13,830	19,902.47%
Key to abbreviations
ADR = American Depositary Receipts
EUR = Euros
ISK = Icelandic kronor
American Funds Insurance Series — Global Small Capitalization Fund — Page 12 of 199

Growth Fund
Investment portfolio
September 30, 2019
unaudited
Common stocks 94.72% Information technology 24.00%	Shares	Value (000)
Microsoft Corp.	10,468,400	$1,455,422
Broadcom Inc.	2,430,100	670,878
ASML Holding NV (New York registered)	1,161,800	288,614
ASML Holding NV	985,000	243,976
Visa Inc., Class A	2,302,600	396,070
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	26,197,000	229,423
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	2,419,592	112,463
ServiceNow, Inc.[2]	1,123,900	285,302
Intel Corp.	4,613,000	237,708
RingCentral, Inc., Class A2	1,550,400	194,823
Workday, Inc., Class A2	1,143,000	194,264
Fiserv, Inc.[2]	1,573,600	163,009
Autodesk, Inc.[2]	1,096,000	161,879
Mastercard Inc., Class A	538,000	146,105
PayPal Holdings, Inc.[2]	1,207,700	125,106
Samsung Electronics Co., Ltd.	2,267,000	92,962
Applied Materials, Inc.	1,840,700	91,851
Paycom Software, Inc.[2]	417,100	87,378
Hexagon AB, Class B	1,788,300	86,217
Jack Henry & Associates, Inc.	536,000	78,240
MongoDB, Inc., Class A2	627,521	75,604
Keyence Corp.	118,400	73,257
FleetCor Technologies, Inc.[2]	252,000	72,268
Analog Devices, Inc.	563,000	62,904
SK hynix, Inc.	844,000	58,000
Square, Inc., Class A2	923,400	57,205
DocuSign, Inc.[2]	923,000	57,152
Global Payments Inc.	319,100	50,737
HubSpot, Inc.[2]	239,900	36,371
Dell Technologies Inc., Class C2	649,000	33,657
Atlassian Corp. PLC, Class A2	267,300	33,530
Guidewire Software, Inc.[2]	305,000	32,141
Adobe Inc.[2]	115,700	31,962
Micron Technology, Inc.[2]	564,200	24,176
VMware, Inc., Class A	146,700	22,014
Texas Instruments Inc.	157,000	20,291
MKS Instruments, Inc.	199,200	18,382
NetApp, Inc.	289,900	15,223
Alteryx, Inc., Class A2	140,000	15,040
Apple Inc.	64,700	14,491
SYNNEX Corp.	115,500	13,040
Elastic NV, non-registered shares[2]	135,700	11,173
Trimble Inc.[2]	217,000	8,422
LiveRamp Holdings, Inc.[2]	160,300	6,886
SVMK Inc.[2]	226,700	3,877
Cloudflare, Inc., Class A2	98,400	1,827
American Funds Insurance Series — Growth Fund — Page 13 of 199

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
Datadog, Inc., Class A2	46,500	$1,577
QUALCOMM Inc.	15,700	1,198
		6,194,095
Communication services 17.77%
Facebook, Inc., Class A2	7,578,400	1,349,561
Alphabet Inc., Class C2	574,300	700,072
Alphabet Inc., Class A2	157,500	192,329
Netflix, Inc.[2]	2,824,560	755,909
Charter Communications, Inc., Class A2	1,006,280	414,708
T-Mobile US, Inc.[2]	5,081,000	400,230
Activision Blizzard, Inc.	6,722,500	355,755
Comcast Corp., Class A	5,415,900	244,149
Snap Inc., Class A2	7,800,000	123,240
CBS Corp., Class B	461,600	18,635
Pinterest, Inc., Class A2	642,100	16,983
Cable One, Inc.	10,600	13,300
		4,584,871
Health care 15.42%
UnitedHealth Group Inc.	3,190,800	693,425
Intuitive Surgical, Inc.[2]	940,500	507,804
Regeneron Pharmaceuticals, Inc.[2]	1,341,000	371,993
Humana Inc.	1,269,500	324,573
Vertex Pharmaceuticals Inc.[2]	1,400,900	237,340
Boston Scientific Corp.[2]	5,085,000	206,909
Thermo Fisher Scientific Inc.	534,500	155,684
Centene Corp.[2]	3,397,800	146,989
Pfizer Inc.	3,216,000	115,551
Cigna Corp.	739,902	112,310
Seattle Genetics, Inc.[2]	1,248,154	106,592
ResMed Inc.	755,000	102,008
Merck & Co., Inc.	996,000	83,843
DexCom, Inc.[2]	513,600	76,650
Allakos Inc.[2]	904,200	71,097
Johnson & Johnson	527,800	68,287
Eli Lilly and Co.	523,300	58,521
CVS Health Corp.	862,934	54,425
Bluebird Bio, Inc.[2]	447,100	41,053
Abbott Laboratories	481,200	40,262
Verily Life Sciences LLC[1,2,3,4]	300,178	37,000
Incyte Corp.[2]	492,100	36,528
Biogen Inc.[2]	156,000	36,320
Insulet Corp.[2]	215,200	35,493
Danaher Corp.	211,900	30,605
Neurocrine Biosciences, Inc.[2]	330,600	29,790
Align Technology, Inc.[2]	155,000	28,043
AstraZeneca PLC	290,900	25,971
Amgen Inc.	120,000	23,221
Hologic, Inc.[2]	391,000	19,741
Sage Therapeutics, Inc.[2]	120,200	16,863
Allogene Therapeutics, Inc.[2]	589,500	16,067
Edwards Lifesciences Corp.[2]	67,000	14,734
Biohaven Pharmaceutical Holding Co. Ltd.[2]	311,800	13,008
BioMarin Pharmaceutical Inc.[2]	191,800	12,927
American Funds Insurance Series — Growth Fund — Page 14 of 199

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Anthem, Inc.	40,400	$9,700
Ultragenyx Pharmaceutical Inc.[2]	175,400	7,504
Molina Healthcare, Inc.[2]	58,100	6,375
Agios Pharmaceuticals, Inc.[2]	132,000	4,277
		3,979,483
Consumer discretionary 12.08%
Amazon.com, Inc.[2]	557,016	966,930
Home Depot, Inc.	2,232,237	517,924
Tesla, Inc.[2]	1,908,500	459,700
Domino’s Pizza, Inc.	409,800	100,233
Grand Canyon Education, Inc.[2]	962,000	94,468
Ulta Beauty, Inc.[2]	350,000	87,728
Booking Holdings Inc.[2]	35,800	70,261
ServiceMaster Global Holdings, Inc.[2]	1,095,000	61,211
LVMH Moët Hennessy-Louis Vuitton SE	154,000	61,207
NIKE, Inc., Class B	639,300	60,043
Hermès International	81,000	55,973
Bright Horizons Family Solutions Inc.[2]	350,000	53,375
Restaurant Brands International Inc.	700,000	49,798
Toll Brothers, Inc.	1,170,000	48,029
General Motors Co.	1,250,000	46,850
MGM Resorts International	1,610,000	44,629
Floor & Decor Holdings, Inc., Class A2	769,300	39,350
Etsy, Inc.[2]	650,000	36,725
LKQ Corp.[2]	1,068,100	33,592
Norwegian Cruise Line Holdings Ltd.[2]	605,000	31,321
Hilton Worldwide Holdings Inc.	306,800	28,566
Marriott International, Inc., Class A	210,000	26,118
Ollie’s Bargain Outlet Holdings, Inc.[2]	430,000	25,215
Five Below, Inc.[2]	195,000	24,590
Wynn Resorts, Ltd.	141,200	15,351
Ross Stores, Inc.	137,100	15,060
Sturm, Ruger & Co., Inc.	357,788	14,941
Chipotle Mexican Grill, Inc.[2]	17,400	14,624
Las Vegas Sands Corp.	152,000	8,780
YUM! Brands, Inc.	75,600	8,575
EssilorLuxottica	54,800	7,899
Royal Caribbean Cruises Ltd.	65,800	7,128
Westwing Group AG, non-registered shares[2]	707,000	1,673
		3,117,867
Financials 8.11%
Wells Fargo & Co.	4,344,800	219,152
Goldman Sachs Group, Inc.	1,052,400	218,089
JPMorgan Chase & Co.	1,343,000	158,058
Intercontinental Exchange, Inc.	1,517,900	140,057
First Republic Bank	1,376,000	133,059
PNC Financial Services Group, Inc.	938,900	131,596
BlackRock, Inc.	285,000	127,007
Legal & General Group PLC	40,158,246	122,651
Bank of America Corp.	4,015,000	117,118
CME Group Inc., Class A	445,100	94,067
Onex Corp.	1,342,800	83,243
T. Rowe Price Group, Inc.	627,500	71,692
American Funds Insurance Series — Growth Fund — Page 15 of 199

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Capital One Financial Corp.	775,000	$70,510
Berkshire Hathaway Inc., Class A2	226	70,474
Marsh & McLennan Companies, Inc.	587,700	58,799
SVB Financial Group[2]	253,900	53,052
Discover Financial Services	605,000	49,060
Moody’s Corp.	143,000	29,291
Fifth Third Bancorp	980,000	26,832
Bank of New York Mellon Corp.	559,000	25,272
Aon PLC, Class A	110,000	21,293
Morgan Stanley	411,000	17,537
State Street Corp.	244,800	14,490
The Blackstone Group Inc., Class A	253,200	12,366
RenaissanceRe Holdings Ltd.	57,100	11,046
Ares Management Corp., Class A	310,500	8,325
London Stock Exchange Group PLC	89,600	8,051
		2,092,187
Industrials 7.00%
TransDigm Group Inc.	689,000	358,742
MTU Aero Engines AG	1,034,033	274,773
CSX Corp.	2,043,500	141,553
Airbus SE, non-registered shares	920,327	119,571
Boeing Co.	310,200	118,022
Northrop Grumman Corp.	265,100	99,357
Norfolk Southern Corp.	411,300	73,894
ASGN Inc.[2]	1,074,125	67,519
Deere & Co.	379,900	64,082
Grafton Group PLC, units	5,926,200	55,378
Safran SA	339,375	53,432
Lockheed Martin Corp.	130,000	50,708
Union Pacific Corp.	306,000	49,566
Honeywell International Inc.	290,000	49,068
Equifax Inc.	333,700	46,942
Waste Connections, Inc.	506,900	46,635
Parker-Hannifin Corp.	225,000	40,637
Masco Corp.	722,000	30,093
Uber Technologies, Inc.[2]	370,000	11,274
Uber Technologies, Inc.[1,2]	268,677	7,613
Westinghouse Air Brake Technologies Corp.	239,844	17,235
Old Dominion Freight Line, Inc.	85,400	14,515
BWX Technologies, Inc.	193,000	11,042
Armstrong World Industries, Inc.	61,700	5,966
		1,807,617
Materials 2.76%
Sherwin-Williams Co.	234,150	128,752
Barrick Gold Corp.	4,058,000	70,325
LyondellBasell Industries NV	776,500	69,473
Franco-Nevada Corp.	732,355	66,732
Newmont Goldcorp Corp.	1,671,160	63,370
Linde PLC	277,000	53,660
Allegheny Technologies Inc.[2]	2,070,860	41,935
Norsk Hydro ASA	10,476,706	36,851
Celanese Corp.	287,300	35,134
DuPont de Nemours Inc.	469,436	33,476
American Funds Insurance Series — Growth Fund — Page 16 of 199

unaudited
Common stocks (continued) Materials (continued)	Shares	Value (000)
Grupo México, SAB de CV, Series B	11,470,000	$26,818
Dow Inc.	530,000	25,255
Alcoa Corp.[2]	1,160,200	23,285
Royal Gold, Inc.	154,000	18,974
Vale SA, ordinary nominative (ADR)	1,578,400	18,152
		712,192
Consumer staples 2.74%
Costco Wholesale Corp.	577,900	166,499
Kerry Group PLC, Class A	1,100,000	128,647
Altria Group, Inc.	2,832,816	115,862
Philip Morris International Inc.	955,200	72,528
British American Tobacco PLC	1,563,800	57,827
Keurig Dr Pepper Inc.	1,118,800	30,566
Coca-Cola European Partners PLC	516,000	28,612
Anheuser-Busch InBev SA/NV	281,000	26,775
Mondelez International, Inc.	395,000	21,851
Constellation Brands, Inc., Class A	89,000	18,448
Walgreens Boots Alliance, Inc.	285,500	15,791
The Estée Lauder Companies Inc., Class A	43,800	8,714
Church & Dwight Co., Inc.	108,700	8,179
Reckitt Benckiser Group PLC	93,700	7,309
		707,608
Energy 2.52%
Chevron Corp.	1,000,000	118,600
Suncor Energy Inc.	3,588,116	113,181
EOG Resources, Inc.	990,200	73,493
Diamondback Energy, Inc.	813,200	73,115
Noble Energy, Inc.	3,235,000	72,658
Royal Dutch Shell PLC, Class B (ADR)	419,100	25,104
Royal Dutch Shell PLC, Class B	371,900	10,956
Enbridge Inc. (CAD denominated)	722,200	25,348
Concho Resources Inc.	360,700	24,492
Murphy Oil Corp.	1,043,200	23,065
Viper Energy Partners LP	790,000	21,859
Pioneer Natural Resources Co.	140,400	17,658
ConocoPhillips	222,100	12,655
Schlumberger Ltd.	363,800	12,431
Equitrans Midstream Corp.	715,900	10,416
Canadian Natural Resources, Ltd. (CAD denominated)	334,800	8,908
Williams Companies, Inc.	264,900	6,374
		650,313
Real estate 2.00%
Equinix, Inc. REIT	440,100	253,850
American Tower Corp. REIT	573,100	126,730
Iron Mountain Inc. REIT	2,000,000	64,780
Crown Castle International Corp. REIT	284,500	39,548
Digital Realty Trust, Inc. REIT	245,000	31,803
		516,711
American Funds Insurance Series — Growth Fund — Page 17 of 199

unaudited
Common stocks (continued) Utilities 0.32%	Shares	Value (000)
Exelon Corp.	1,705,000	$82,368
Total common stocks (cost: $15,019,922,000)		24,445,312
Convertible bonds 0.10% Consumer staples 0.10%	Principal amount (000)
JUUL Labs, Inc. 7.00% 2024[1,3]	$ 25,000	25,000
Total convertible bonds (cost: $25,000,000)		25,000
Short-term securities 4.95% Money market investments 4.95%	Shares
Capital Group Central Cash Fund 2.07%[5]	12,793,893	1,279,262
Total short-term securities (cost: $1,279,264,000)		1,279,262
Total investment securities 99.77% (cost: $16,324,186,000)		25,749,574
Other assets less liabilities 0.23%		59,057
Net assets 100.00%		$25,808,631
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $299,036,000, which represented 1.16% of the net assets of the fund.
[2]	Security did not produce income during the last 12 months.
[3]	Value determined using significant unobservable inputs.
[4]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on this holding appear below.
[5]	Rate represents the seven-day yield at 9/30/2019.
Private placement security	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Verily Life Sciences LLC	12/21/2018	$37,000	$37,000.14%
Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
American Funds Insurance Series — Growth Fund — Page 18 of 199

International Fund
Investment portfolio
September 30, 2019
unaudited
Common stocks 90.52% Financials 16.20%	Shares	Value (000)
AIA Group Ltd.	40,985,700	$387,229
HDFC Bank Ltd.	16,796,200	290,911
HDFC Bank Ltd. (ADR)	531,294	30,310
Kotak Mahindra Bank Ltd.	8,121,048	188,442
Axis Bank Ltd.	4,804,300	46,437
Axis Bank Ltd.[1,2,3]	3,222,055	29,586
Axis Bank Ltd.[1]	2,466,000	21,929
BNP Paribas SA	1,722,058	83,844
Ping An Insurance (Group) Co. of China, Ltd., Class H	4,476,100	51,427
Ping An Insurance (Group) Co. of China, Ltd., Class A	612,202	7,465
Prudential PLC	3,016,000	54,698
The People’s Insurance Co. (Group) of China Ltd., Class H	92,051,000	36,878
Sberbank of Russia PJSC (ADR)	2,593,300	36,760
PICC Property and Casualty Co. Ltd., Class H	25,490,000	29,758
HSBC Holdings PLC (HKD denominated)	3,157,616	24,334
Banco Santander, SA	5,205,000	21,198
UBS Group AG	1,827,927	20,751
London Stock Exchange Group PLC	217,000	19,499
Sony Financial Holdings Inc.	730,000	15,812
ING Groep NV	1,486,000	15,555
Metropolitan Bank & Trust Co.	9,812,164	12,949
FinecoBank SpA	1,037,559	10,983
Royal Bank of Canada	135,000	10,951
Hiscox Ltd.	471,834	9,630
Credit Suisse Group AG	769,727	9,436
Türkiye Garanti Bankasi AS4	4,881,000	8,825
Capitec Bank Holdings Ltd.	99,000	8,416
ICICI Bank Ltd.	1,375,000	8,415
DBS Group Holdings Ltd.	450,000	8,139
KB Financial Group Inc.	218,000	7,782
IndusInd Bank Ltd.	377,010	7,360
UniCredit SpA	507,000	5,979
Akbank TAS[4]	3,770,000	5,421
Hargreaves Lansdown PLC	207,400	5,302
		1,532,411
Industrials 15.25%
Airbus SE, non-registered shares	2,832,999	368,069
Recruit Holdings Co., Ltd.	3,871,300	117,652
Rolls-Royce Holdings PLC[4]	11,044,688	107,608
Melrose Industries PLC	37,984,233	94,154
Safran SA	523,100	82,359
Nidec Corp.	606,400	81,433
Rheinmetall AG	639,400	80,877
Adani Ports & Special Economic Zone Ltd.	11,330,602	66,183
Knorr-Bremse AG, non-registered shares	703,099	66,089
American Funds Insurance Series — International Fund — Page 19 of 199

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Komatsu Ltd.	2,880,500	$65,935
Airports of Thailand PCL, foreign registered	18,157,000	44,376
Thales SA	335,700	38,602
Jardine Matheson Holdings Ltd.	646,600	34,593
Eiffage SA	289,700	30,035
International Container Terminal Services, Inc.	12,890,350	29,944
NIBE Industrier AB, Class B	2,286,525	28,999
SMC Corp.	67,000	28,566
Shanghai International Airport Co., Ltd., Class A	2,032,685	22,718
CCR SA, ordinary nominative	5,115,100	21,236
DP World PLC	824,337	11,532
Babcock International Group PLC	1,574,000	10,799
Kawasaki Heavy Industries, Ltd.	300,000	6,637
Alliance Global Group, Inc.	20,000,000	4,206
		1,442,602
Health care 12.02%
Novartis AG	2,799,133	242,710
Daiichi Sankyo Co., Ltd.	2,160,000	135,923
Takeda Pharmaceutical Co. Ltd.	3,785,165	129,177
Chugai Pharmaceutical Co., Ltd.	1,243,500	96,605
Alcon Inc.[4]	1,591,737	92,820
Fresenius SE & Co. KGaA	1,819,000	85,044
Grifols, SA, Class A, non-registered shares	2,211,000	65,163
Grifols, SA, Class B (ADR)	793,690	15,906
Hikma Pharmaceuticals PLC	2,371,000	64,136
Teva Pharmaceutical Industries Ltd. (ADR)[4]	7,216,598	49,650
NMC Health PLC	1,353,000	45,083
Bayer AG	520,000	36,665
Fresenius Medical Care AG & Co. KGaA	351,000	23,605
Merck KGaA	142,000	15,996
M3, Inc.	660,000	15,883
Aier Eye Hospital Group Co., Ltd., Class A	3,055,910	15,184
HOYA Corp.	100,000	8,156
		1,137,706
Consumer discretionary 11.24%
Alibaba Group Holding Ltd. (ADR)[4]	1,438,000	240,477
Sony Corp.	1,761,800	103,419
Meituan Dianping, Class B4	7,605,547	77,727
Kering SA	139,238	70,957
Galaxy Entertainment Group Ltd.	11,306,000	70,323
Ryohin Keikaku Co., Ltd.	3,319,000	61,944
Hyundai Motor Co.	546,200	61,189
Sands China Ltd.	11,098,000	50,267
Melco Resorts & Entertainment Ltd. (ADR)	2,334,881	45,320
EssilorLuxottica	304,840	43,941
Maruti Suzuki India Ltd.	422,000	39,990
Fast Retailing Co., Ltd.	65,000	38,600
MercadoLibre, Inc.[4]	53,000	29,215
Naspers Ltd., Class N	188,080	28,501
Prosus NV4	222,900	16,363
William Hill PLC	6,980,000	16,105
Industria de Diseño Textil, SA	511,000	15,818
LVMH Moët Hennessy-Louis Vuitton SE	35,550	14,129
American Funds Insurance Series — International Fund — Page 20 of 199

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Hyundai Mobis Co., Ltd.	60,951	$12,841
Nitori Holdings Co., Ltd.	83,000	12,136
Toyota Motor Corp.	180,000	12,013
Li & Fung Ltd.	10,018,000	1,138
Burberry Group PLC	34,600	925
		1,063,338
Information technology 7.74%
ASML Holding NV	682,174	168,968
Samsung Electronics Co., Ltd.	4,120,450	168,966
Fidelity National Information Services, Inc.	476,234	63,225
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	6,183,000	54,148
PagSeguro Digital Ltd., Class A4	1,150,000	53,257
Tokyo Electron Ltd.	212,200	40,360
SK hynix, Inc.	536,000	36,834
Amadeus IT Group SA, Class A, non-registered shares	475,000	34,025
Keyence Corp.	47,600	29,451
Lenovo Group Ltd.	35,002,000	23,356
OBIC Co., Ltd.	172,600	19,666
Hamamatsu Photonics KK	275,910	10,233
Nomura Research Institute, Ltd.	434,300	8,640
Largan Precision Co., Ltd.[1]	52,000	7,444
Xiaomi Corp., Class B4	6,409,003	7,196
Infineon Technologies AG	358,000	6,443
		732,212
Consumer staples 6.54%
Pernod Ricard SA	653,326	116,356
Nestlé SA	1,003,500	108,871
Kirin Holdings Co., Ltd.	3,567,200	75,484
KOSÉ Corp.	350,100	59,092
Treasury Wine Estates Ltd.	4,486,300	56,231
Thai Beverage PCL	74,078,800	47,433
British American Tobacco PLC	1,246,000	46,076
Imperial Brands PLC	1,630,000	36,640
LG Household & Health Care Ltd.	19,000	20,761
Kweichow Moutai Co., Ltd., Class A	99,000	15,949
Wal-Mart de México, SAB de CV, Series V	4,123,000	12,218
Philip Morris International Inc.	123,000	9,339
Shiseido Co., Ltd.	104,100	8,308
Glanbia PLC	504,504	6,269
		619,027
Materials 6.08%
Vale SA, ordinary nominative (ADR)	12,192,266	140,211
Vale SA, ordinary nominative	102,481	1,178
Asahi Kasei Corp.	12,779,780	125,759
Teck Resources Ltd., Class B	3,285,500	53,268
First Quantum Minerals Ltd.	5,407,000	45,424
Shin-Etsu Chemical Co., Ltd.	281,000	30,043
Linde PLC (EUR denominated)	146,300	28,384
Rio Tinto PLC	460,000	23,806
ArcelorMittal SA	1,582,000	22,254
Fortescue Metals Group Ltd.	3,281,789	19,492
Glencore PLC	5,632,500	16,950
American Funds Insurance Series — International Fund — Page 21 of 199

unaudited
Common stocks (continued) Materials (continued)	Shares	Value (000)
CRH PLC	476,091	$16,393
Akzo Nobel NV	118,578	10,571
LafargeHolcim Ltd.	204,693	10,074
Evonik Industries AG	319,010	7,875
BASF SE	111,000	7,758
Koninklijke DSM NV	54,300	6,534
Aluminum Corp. of China Ltd., Class H4	15,036,000	4,738
Hindalco Industries Ltd.	1,726,000	4,660
		575,372
Energy 4.69%
Royal Dutch Shell PLC, Class B	2,800,000	82,488
Royal Dutch Shell PLC, Class A (GBP denominated)	1,440,256	42,217
Oil Search Ltd.	13,449,600	66,449
Reliance Industries Ltd.	2,483,000	46,677
Suncor Energy Inc.	1,365,200	43,063
TOTAL SA	795,780	41,534
Canadian Natural Resources, Ltd. (CAD denominated)	1,481,000	39,405
BP PLC	4,450,209	28,223
Cenovus Energy Inc. (CAD denominated)	2,482,000	23,287
Saipem SpA, Class S4	4,409,000	19,953
Ultrapar Participacoes SA, ordinary nominative	2,273,000	10,115
		443,411
Communication services 4.52%
Tencent Holdings Ltd.	4,596,187	193,636
Altice Europe NV, Class A4	16,758,527	87,677
Altice Europe NV, Class B4	1,077,927	5,639
SoftBank Group Corp.	1,847,600	72,452
United Internet AG	548,400	19,564
ITV PLC	9,671,915	14,972
América Móvil, SAB de CV, Series L (ADR)	667,857	9,924
América Móvil, SAB de CV, Series L	2,139,900	1,588
Nippon Telegraph and Telephone Corp.	182,600	8,707
TalkTalk Telecom Group PLC	5,624,000	7,261
LG Uplus Corp.	577,000	6,584
		428,004
Utilities 4.00%
ENN Energy Holdings Ltd.	14,004,000	144,905
China Gas Holdings Ltd.	24,134,000	93,300
Ørsted AS	638,365	59,327
China Resources Gas Group Ltd.	9,516,000	47,048
E.ON SE	1,954,000	18,995
ENGIE SA, bonus shares[1]	652,300	10,650
ENGIE SA	284,515	4,646
		378,871
Real estate 2.24%
China Overseas Land & Investment Ltd.	23,746,000	74,682
Ayala Land, Inc.	58,363,700	55,684
Sun Hung Kai Properties Ltd.	2,951,666	42,480
China Resources Land Ltd.	3,040,000	12,742
CK Asset Holdings Ltd.	1,442,000	9,769
American Funds Insurance Series — International Fund — Page 22 of 199

unaudited
Common stocks (continued) Real estate (continued)	Shares	Value (000)
Vonovia SE	173,607	$8,808
Vinhomes JSC	2,008,487	7,731
		211,896
Total common stocks (cost: $6,869,035,000)		8,564,850
Preferred securities 0.90% Health care 0.65%
Grifols, SA, Class B, nonvoting preferred, non-registered shares	3,026,230	61,153
Financials 0.25%
Itaú Unibanco Holding SA, preferred nominative (ADR)	2,818,000	23,700
Total preferred securities (cost: $77,405,000)		84,853
Rights & warrants 0.20% Health care 0.20%
WuXi AppTec Co., Ltd., Class A, warrants, expire 2020[1,3]	1,733,200	19,156
Total rights & warrants (cost: $13,238,000)		19,156
Bonds, notes & other debt instruments 0.69% Corporate bonds & notes 0.45% Materials 0.28%	Principal amount (000)
First Quantum Minerals Ltd. 7.00% 2021[3]	$997	1,007
First Quantum Minerals Ltd. 7.25% 2022[3]	25,720	25,602
		26,609
Financials 0.10%
Türkiye Garanti Bankasi AS 5.875% 2023	1,700	1,714
Türkiye Garanti Bankasi AS 6.125% 2027[5]	9,000	8,110
		9,824
Consumer staples 0.07%
JBS Investments GmbH II 6.25% 2023	6,155	6,309
Total corporate bonds & notes		42,742
Bonds & notes of governments & government agencies outside the U.S. 0.24%
Turkey (Republic of) 7.10% 2023	TRY71,125	10,460
Turkey (Republic of) 9.00% 2024	9,100	1,377
United Mexican States, Series M, 8.00% 2023	MXN203,000	10,778
		22,615
Total bonds, notes & other debt instruments (cost: $54,105,000)		65,357
American Funds Insurance Series — International Fund — Page 23 of 199

unaudited
Short-term securities 7.04% Money market investments 7.04%	Shares	Value (000)
Capital Group Central Cash Fund 2.07%[6]	6,659,340	$665,868
Total short-term securities (cost: $665,866,000)		665,868
Total investment securities 99.35% (cost: $7,679,649,000)		9,400,084
Other assets less liabilities 0.65%		61,157
Net assets 100.00%		$9,461,241
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 9/30/2019 (000)
Purchases (000)	Sales (000)
USD11,268	GBP9,043	Citibank	10/18/2019	$141
USD39,340	INR2,825,000	HSBC Bank	10/18/2019	(443)
USD16,199	GBP12,948	Citibank	11/6/2019	254
				$(48)
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $142,913,000, which represented 1.51% of the net assets of the fund.
[2]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on this holding appear below.
[3]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $75,351,000, which represented .80% of the net assets of the fund.
[4]	Security did not produce income during the last 12 months.
[5]	Step bond; coupon rate may change at a later date.
[6]	Rate represents the seven-day yield at 9/30/2019.
Private placement security	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Axis Bank Ltd.	11/14/2017	$17,232	$29,586.31%
Key to abbreviations and symbol
ADR = American Depositary Receipts
CAD = Canadian dollars
EUR = Euros
GBP = British pounds
HKD = Hong Kong dollars
INR = Indian rupees
MXN = Mexican pesos
TRY = Turkish lira
USD/$ = U.S. dollars
American Funds Insurance Series — International Fund — Page 24 of 199

New World Fund®
Investment portfolio
September 30, 2019
unaudited
Common stocks 87.11% Information technology 24.41%	Shares	Value (000)
PagSeguro Digital Ltd., Class A1	2,558,223	$118,471
Taiwan Semiconductor Manufacturing Co., Ltd.[2]	9,904,000	86,735
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	400,000	18,592
Microsoft Corp.	527,200	73,297
StoneCo Ltd., Class A1	1,875,626	65,234
Broadcom Inc.	171,350	47,305
Keyence Corp.	70,000	43,311
Visa Inc., Class A	223,400	38,427
PayPal Holdings, Inc.[1]	348,400	36,091
Network International Holdings PLC[1]	4,694,182	30,879
EPAM Systems, Inc.[1]	158,100	28,825
Adobe Inc.[1]	100,400	27,736
Largan Precision Co., Ltd.[2]	156,000	22,333
Halma PLC	918,100	22,250
Autodesk, Inc.[1]	146,100	21,579
Mastercard Inc., Class A	71,000	19,282
Amphenol Corp., Class A	190,000	18,335
Accenture PLC, Class A	75,000	14,426
TravelSky Technology Ltd., Class H	4,640,448	9,639
WiseTech Global Ltd.	408,518	9,576
Temenos AG	52,700	8,818
ASML Holding NV	33,500	8,298
Globant SA1	83,000	7,601
Hexagon AB, Class B	152,940	7,374
Hangzhou Hikvision Digital Technology Co., Ltd., Class A	1,501,982	6,796
Inphi Corp.[1]	65,000	3,968
Micron Technology, Inc.[1]	81,800	3,505
Tokyo Electron Ltd.	16,400	3,119
Cree, Inc.[1]	60,000	2,940
Western Union Co.	124,000	2,873
Apple Inc.	11,800	2,643
ON Semiconductor Corp.[1]	121,000	2,324
Lumentum Holdings Inc.[1]	39,000	2,089
Samsung Electronics Co., Ltd.	47,000	1,927
Kingdee International Software Group Co. Ltd.	1,539,000	1,622
Xiaomi Corp., Class B1	1,240,000	1,392
Intel Corp.	24,460	1,260
TE Connectivity Ltd.	11,000	1,025
Atlassian Corp. PLC, Class A1	3,200	401
		822,298
Financials 12.58%
HDFC Bank Ltd.	4,410,200	76,385
B3 SA - Brasil, Bolsa, Balcao	6,600,200	69,307
Kotak Mahindra Bank Ltd.	2,942,900	68,287
AIA Group Ltd.	6,477,600	61,200
American Funds Insurance Series — New World Fund — Page 25 of 199

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Sberbank of Russia PJSC (ADR)	2,294,600	$32,504
Bank Central Asia Tbk PT	9,869,000	21,101
Capitec Bank Holdings Ltd.	153,526	13,051
Hong Kong Exchanges and Clearing Ltd.	433,000	12,706
UniCredit SpA	1,048,005	12,359
PICC Property and Casualty Co. Ltd., Class H	9,880,000	11,534
IndusInd Bank Ltd.	557,000	10,874
The People’s Insurance Co. (Group) of China Ltd., Class H	20,226,000	8,103
Türkiye Garanti Bankasi AS1	3,054,700	5,523
BB Seguridade Participações SA	647,000	5,455
Ping An Insurance (Group) Co. of China, Ltd., Class A	173,400	2,114
Ping An Insurance (Group) Co. of China, Ltd., Class H	181,300	2,083
Akbank TAS[1]	2,210,000	3,178
ICICI Bank Ltd.	469,800	2,875
Vietnam Technological and Commercial Joint Stock Bank[1,2]	2,368,674	2,471
Prudential PLC	85,000	1,542
Moscow Exchange MICEX-RTS PJSC	783,000	1,144
		423,796
Energy 10.17%
Reliance Industries Ltd.	11,548,513	217,098
Royal Dutch Shell PLC, Class B	1,284,000	37,827
Royal Dutch Shell PLC, Class A (GBP denominated)	68,628	2,011
Petróleo Brasileiro SA (Petrobras), ordinary nominative (ADR)	1,429,000	20,678
Novatek PJSC (GDR)	73,700	14,946
LUKOIL Oil Co. PJSC (ADR)	158,000	13,073
BP PLC	1,408,000	8,930
Ultrapar Participacoes SA, ordinary nominative	1,937,606	8,623
CNOOC Ltd.	4,303,000	6,566
Oil Search Ltd.	759,000	3,750
Baker Hughes, a GE Co., Class A	151,000	3,503
Exxon Mobil Corp.	32,000	2,260
Noble Energy, Inc.	82,000	1,842
TOTAL SA	30,359	1,584
		342,691
Health care 8.78%
China Biologic Products Holdings, Inc.[1]	297,700	34,078
Carl Zeiss Meditec AG, non-registered shares	216,552	24,689
AstraZeneca PLC	269,800	24,087
BioMarin Pharmaceutical Inc.[1]	339,600	22,889
Abbott Laboratories	263,000	22,005
Yunnan Baiyao Group Co., Ltd., Class A	2,000,000	21,307
Illumina, Inc.[1]	67,000	20,383
Thermo Fisher Scientific Inc.	60,400	17,593
Asahi Intecc Co., Ltd.	623,800	16,367
Notre Dame Intermédica Participações SA	1,137,000	14,846
bioMérieux SA	148,217	12,262
OdontoPrev SA, ordinary nominative	2,385,000	9,276
Novartis AG	86,850	7,531
Merck & Co., Inc.	62,000	5,219
Zoetis Inc., Class A	40,000	4,984
Boston Scientific Corp.[1]	109,000	4,435
HOYA Corp.	52,000	4,241
Pfizer Inc.	115,500	4,150
American Funds Insurance Series — New World Fund — Page 26 of 199

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
WuXi AppTec Co., Ltd. Class H	305,200	$3,337
Teva Pharmaceutical Industries Ltd. (ADR)[1]	465,000	3,199
Koninklijke Philips NV	65,000	3,011
NMC Health PLC	73,300	2,443
Hikma Pharmaceuticals PLC	87,000	2,353
Straumann Holding AG	2,700	2,207
Align Technology, Inc.[1]	12,000	2,171
Hypera SA, ordinary nominative	249,200	2,011
Alcon Inc.[1]	33,000	1,924
PerkinElmer, Inc.	19,810	1,687
Hansoh Pharmaceutical Group Co., Ltd.[1]	345,283	1,057
		295,742
Consumer discretionary 7.38%
Alibaba Group Holding Ltd. (ADR)[1]	327,937	54,841
General Motors Co.	542,000	20,314
Melco Resorts & Entertainment Ltd. (ADR)	931,500	18,080
Marriott International, Inc., Class A	144,800	18,009
Galaxy Entertainment Group Ltd.	2,395,000	14,897
Ferrari NV	93,800	14,472
MakeMyTrip Ltd., non-registered shares[1]	594,000	13,478
Hermès International	19,100	13,199
Meituan Dianping, Class B1	927,356	9,477
Domino’s Pizza, Inc.	38,500	9,417
Naspers Ltd., Class N	56,835	8,613
Fast Retailing Co., Ltd.	10,800	6,414
Prosus NV1	65,436	4,803
NIKE, Inc., Class B	41,000	3,851
Ryohin Keikaku Co., Ltd.	173,000	3,229
MercadoLibre, Inc.[1]	5,850	3,225
Ctrip.com International, Ltd. (ADR)[1]	92,000	2,695
LVMH Moët Hennessy-Louis Vuitton SE	6,700	2,663
Zhongsheng Group Holdings Ltd.	828,000	2,615
InterContinental Hotels Group PLC	38,950	2,430
Hyundai Mobis Co., Ltd.	11,406	2,403
Hyundai Motor Co.	20,000	2,240
EssilorLuxottica	14,500	2,090
Kering SA	4,100	2,089
Suzuki Motor Corp.	47,000	1,994
Peugeot SA	72,179	1,800
Shangri-La Asia Ltd.	1,648,000	1,682
MGM Resorts International	60,000	1,663
Eicher Motors Ltd.	6,100	1,529
Maruti Suzuki India Ltd.	12,032	1,140
Valeo SA, non-registered shares	35,000	1,135
Vivo Energy PLC	670,000	1,030
Li Ning Co. Ltd.	340,500	977
		248,494
Materials 6.78%
Vale SA, ordinary nominative	2,881,660	33,117
Vale SA, ordinary nominative (ADR)	1,976,000	22,724
Freeport-McMoRan Inc.	3,945,000	37,754
Fortescue Metals Group Ltd.	4,618,395	27,431
First Quantum Minerals Ltd.	2,305,000	19,364
American Funds Insurance Series — New World Fund — Page 27 of 199

unaudited
Common stocks (continued) Materials (continued)	Shares	Value (000)
Rio Tinto PLC	290,000	$15,008
CCL Industries Inc., Class B, nonvoting shares	367,000	14,804
Givaudan SA	5,300	14,784
UPL Ltd.	1,732,500	14,764
Koninklijke DSM NV	89,000	10,709
Air Products and Chemicals, Inc.	17,000	3,772
SIG Combibloc Group AG	242,000	3,225
Celanese Corp.	22,000	2,690
Arkema SA	26,100	2,433
BASF SE	33,900	2,369
Teck Resources Ltd., Class B	121,000	1,962
Kansai Paint Co., Ltd.	66,000	1,533
		228,443
Consumer staples 5.35%
Treasury Wine Estates Ltd.	3,700,000	46,375
Kweichow Moutai Co., Ltd., Class A	257,999	41,564
Nestlé SA	333,296	36,160
Kirin Holdings Co., Ltd.	778,000	16,463
British American Tobacco PLC	335,000	12,388
Jonjee Hi-Tech Industrial And Commercial Holding Co., Ltd., Class A	1,090,885	6,484
Pernod Ricard SA	22,330	3,977
Thai Beverage PCL	5,258,200	3,367
Mondelez International, Inc.	54,000	2,987
Herbalife Nutrition Ltd.[1]	77,000	2,915
CP ALL PCL, foreign registered	768,000	2,040
Shiseido Co., Ltd.	24,000	1,915
Coca-Cola FEMSA, SAB de CV, units	310,000	1,887
Budweiser Brewing Co., APAC Ltd.[1]	448,000	1,613
		180,135
Industrials 5.18%
Airbus SE, non-registered shares	324,029	42,099
Shanghai International Airport Co., Ltd., Class A	2,014,760	22,517
Nidec Corp.	159,800	21,459
Thales SA	149,800	17,225
Rational AG	19,400	13,913
Knorr-Bremse AG, non-registered shares	93,000	8,742
DSV A/S	85,722	8,157
Edenred SA	151,689	7,280
Safran SA	41,000	6,455
MTU Aero Engines AG	20,500	5,448
Boeing Co.	13,000	4,946
SMC Corp.	8,600	3,667
TransDigm Group Inc.	7,000	3,645
CCR SA, ordinary nominative	689,900	2,864
Experian PLC	65,000	2,077
Komatsu Ltd.	67,000	1,534
Fortive Corp.	17,000	1,166
Ayala Corp.	50,350	859
Guangzhou Baiyun International Airport Co. Ltd., Class A	147,950	465
		174,518
American Funds Insurance Series — New World Fund — Page 28 of 199

unaudited
Common stocks (continued) Communication services 5.00%	Shares	Value (000)
Facebook, Inc., Class A1	268,000	$47,725
Alphabet Inc., Class C1	24,080	29,354
Alphabet Inc., Class A1	10,000	12,211
Activision Blizzard, Inc.	380,900	20,157
Tencent Holdings Ltd.	386,100	16,266
Yandex NV, Class A1	404,500	14,162
YY Inc., Class A (ADR)[1]	174,000	9,784
SoftBank Group Corp.	112,000	4,392
Electronic Arts Inc.[1]	38,400	3,756
HUYA, Inc. (ADR)[1]	147,600	3,489
América Móvil, SAB de CV, Series L (ADR)	150,000	2,229
América Móvil, SAB de CV, Series L	525,000	390
Intouch Holdings PCL, foreign registered	1,192,000	2,553
Perusahaan Perseroan (Persero) Telekomunikasi Indonesia Tbk PT, Class B	6,526,000	1,982
		168,450
Real estate 0.94%
American Tower Corp. REIT	87,500	19,349
Embassy Office Parks REIT	717,600	4,066
China Overseas Land & Investment Ltd.	970,000	3,050
Longfor Group Holdings Ltd.	677,000	2,531
Ayala Land, Inc.	2,614,000	2,494
		31,490
Utilities 0.54%
China Resources Gas Group Ltd.	1,960,000	9,690
Pampa Energía SA (ADR)[1]	310,000	5,382
ENN Energy Holdings Ltd.	295,000	3,052
		18,124
Total common stocks (cost: $2,261,051,000)		2,934,181
Preferred securities 2.46% Industrials 1.22%
Azul SA, preferred shares (ADR)[1]	866,446	31,036
Azul SA, preferred shares[1]	838,500	10,032
		41,068
Financials 0.51%
Itaú Unibanco Holding SA, preferred nominative (ADR)	1,576,000	13,254
Itaú Unibanco Holding SA, preferred nominative	457,000	3,853
		17,107
Consumer discretionary 0.48%
Volkswagen AG, nonvoting preferred shares	95,000	16,159
Information technology 0.15%
Samsung Electronics Co., Ltd., nonvoting preferred shares	149,500	4,937
Health care 0.10%
Grifols, SA, Class B, nonvoting preferred, non-registered shares	172,000	3,476
American Funds Insurance Series — New World Fund — Page 29 of 199

unaudited
Preferred securities (continued) Real estate 0.00%	Shares	Value (000)
Ayala Land, Inc., preference shares[1,2,3]	15,000,000	$26
Total preferred securities (cost: $60,445,000)		82,773
Rights & warrants 0.68% Health care 0.52%
WuXi AppTec Co., Ltd., Class A, warrants, expire 2020[2,4]	1,594,320	17,621
Consumer staples 0.16%
Foshan Haitian Flavouring and Food Co., Ltd., Class A, warrants, expire 2022[2,4]	348,300	5,363
Total rights & warrants (cost: $15,629,000)		22,984
Bonds, notes & other debt instruments 2.55% Bonds & notes of governments & government agencies outside the U.S. 2.28%	Principal amount (000)
Argentine Republic (Argentina Central Bank 7D Repo Reference Rate) 67.42% 2020[5]	ARS4,161	31
Argentine Republic (Badlar Private Banks ARS Index + 2.00%) 52.006% 2022[5]	13,621	106
Argentine Republic 8.28% 2033[6]	$1,318	649
Argentine Republic 3.75% 2038 (5.25% on 3/31/2029)[7]	1,700	682
Argentine Republic 6.875% 2048	2,595	1,103
Bahrain (Kingdom of) 6.75% 2029[4]	500	556
Banque Centrale de Tunisie 6.75% 2023	€110	121
Banque Centrale de Tunisie 5.625% 2024	365	387
Banque Centrale de Tunisie 5.75% 2025	$425	382
Belarus (Republic of) 6.875% 2023	500	536
Brazil (Federative Republic of) Global 5.625% 2047	1,995	2,238
Buenos Aires (City of) 8.95% 2021	707	618
Cameroon (Republic of) 9.50% 2025	1,400	1,537
Colombia (Republic of) 4.50% 2026	1,250	1,367
Cote d’Ivoire (Republic of) 5.75% 2032[7]	1,320	1,299
Dominican Republic 7.50% 2021	533	558
Dominican Republic 5.50% 2025[4]	970	1,026
Dominican Republic 10.375% 2026	DOP24,000	483
Dominican Republic 11.00% 2026	7,900	164
Dominican Republic 11.00% 2026	4,000	83
Dominican Republic 8.625% 2027[4]	$575	690
Dominican Republic 11.25% 2027	DOP22,900	480
Dominican Republic 11.375% 2029	12,800	269
Dominican Republic 7.45% 2044[4]	$1,125	1,337
Dominican Republic 7.45% 2044	1,100	1,308
Dominican Republic 6.85% 2045[4]	500	559
Egypt (Arab Republic of) 16.00% 2022	EGP7,800	499
Egypt (Arab Republic of) 7.50% 2027[4]	$640	689
Egypt (Arab Republic of) 5.625% 2030	€900	985
Egypt (Arab Republic of) 8.50% 2047	$1,000	1,062
Ethiopia (Federal Democratic Republic of) 6.625% 2024	1,400	1,461
Gabonese Republic 6.375% 2024	1,000	987
Guatemala (Republic of) 4.375% 2027	1,100	1,125
Honduras (Republic of) 7.50% 2024	500	556
Honduras (Republic of) 6.25% 2027	1,000	1,086
Indonesia (Republic of) 4.75% 2026[4]	2,100	2,320
Indonesia (Republic of) 6.625% 2037	603	818
American Funds Insurance Series — New World Fund — Page 30 of 199

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Indonesia (Republic of) 7.75% 2038	$707	$1,060
Indonesia (Republic of) 5.25% 2042	840	1,012
Iraq (Republic of) 6.752% 2023	1,520	1,559
Iraq (Republic of) 5.80% 2028	1,755	1,716
Jordan (Hashemite Kingdom of) 6.125% 2026[4]	230	242
Jordan (Hashemite Kingdom of) 5.75% 2027[4]	1,530	1,573
Kazakhstan (Republic of) 6.50% 2045[4]	800	1,165
Kenya (Republic of) 6.875% 2024	1,350	1,427
Kenya (Republic of) 6.875% 2024[4]	900	951
Kenya (Republic of) 8.25% 2048[4]	500	512
Nigeria (Republic of) 6.375% 2023	1,025	1,078
Nigeria (Republic of) 7.625% 2047	1,000	990
Oman (Sultanate of) 5.625% 2028	3,000	2,961
Pakistan (Islamic Republic of) 5.50% 2021[4]	900	905
Pakistan (Islamic Republic of) 8.25% 2024	300	325
Pakistan (Islamic Republic of) 8.25% 2025[4]	410	444
Pakistan (Islamic Republic of) 6.875% 2027[4]	1,500	1,483
Panama (Republic of) 3.75% 2026[4]	980	1,036
Panama (Republic of) 4.50% 2047	1,555	1,847
Paraguay (Republic of) 5.00% 2026[4]	500	546
Paraguay (Republic of) 4.70% 2027[4]	800	868
Paraguay (Republic of) 4.70% 2027	500	542
Peru (Republic of) 6.55% 2037	700	1,025
Poland (Republic of) 3.25% 2026	300	319
Qatar (State of) 4.50% 2028[4]	1,500	1,713
Romania 2.875% 2029	€1,350	1,665
Romania 5.125% 2048[4]	$1,500	1,742
Russian Federation 6.50% 2024	RUB70,000	1,073
Russian Federation 4.375% 2029[4]	$1,000	1,072
Russian Federation 6.90% 2029	RUB73,500	1,134
Russian Federation 5.10% 2035	$1,000	1,133
Senegal (Republic of) 4.75% 2028	€1,000	1,135
Sri Lanka (Democratic Socialist Republic of) 5.75% 2022	$250	251
Sri Lanka (Democratic Socialist Republic of) 5.875% 2022	200	201
Sri Lanka (Democratic Socialist Republic of) 6.125% 2025	410	399
Sri Lanka (Democratic Socialist Republic of) 6.85% 2025	200	201
Sri Lanka (Democratic Socialist Republic of) 6.825% 2026	1,010	1,000
Sri Lanka (Democratic Socialist Republic of) 7.55% 2030[4]	500	493
Turkey (Republic of) 4.875% 2043	1,295	1,042
Turkey (Republic of) 5.75% 2047	3,005	2,627
Ukraine Government 7.75% 2027	1,700	1,773
Ukraine Government 7.375% 2032	1,750	1,763
Venezuela (Bolivarian Republic of) 7.00% 2018[8]	64	7
Venezuela (Bolivarian Republic of) 7.75% 2019[8]	1,149	129
Venezuela (Bolivarian Republic of) 6.00% 2020[8]	950	107
Venezuela (Bolivarian Republic of) 12.75% 2022[8]	85	10
Venezuela (Bolivarian Republic of) 9.00% 2023[8]	1,383	156
Venezuela (Bolivarian Republic of) 8.25% 2024[8]	299	34
Venezuela (Bolivarian Republic of) 7.65% 2025[8]	129	15
Venezuela (Bolivarian Republic of) 11.75% 2026[8]	64	7
Venezuela (Bolivarian Republic of) 9.25% 2027[8]	170	19
Venezuela (Bolivarian Republic of) 9.25% 2028[8]	319	36
American Funds Insurance Series — New World Fund — Page 31 of 199

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Venezuela (Bolivarian Republic of) 11.95% 2031[8]	$106	$12
Venezuela (Bolivarian Republic of) 7.00% 2038[8]	107	12
		76,704
Corporate bonds & notes 0.27% Energy 0.11%
Gazprom OJSC 6.51% 2022[4]	600	653
Petrobras Global Finance Co. 5.093% 2030[4]	827	864
Petrobras Global Finance Co. 6.85% 2115	314	360
Petróleos Mexicanos 6.50% 2029	2,000	2,037
		3,914
Financials 0.05%
HSBK (Europe) BV 7.25% 2021[4]	1,125	1,185
VEB Finance Ltd. 6.902% 2020	600	618
		1,803
Utilities 0.05%
Empresas Publicas de Medellin E.S.P. 4.25% 2029[4]	665	701
State Grid Overseas Investment Ltd. 3.50% 2027[4]	900	951
		1,652
Materials 0.03%
CSN Resources SA 7.625% 2023	1,000	1,046
Industrials 0.03%
DP World Crescent 4.848% 2028[4]	835	919
Total corporate bonds & notes		9,334
Total bonds, notes & other debt instruments (cost: $84,189,000)		86,038
Short-term securities 7.20% Money market investments 6.83%	Shares
Capital Group Central Cash Fund 2.07%[9]	2,298,678	229,845
Other short-term securities 0.37%	Principal amount (000)
Argentinian Treasury Bills (17.02%)–62.96% due 8/30/2019–7/31/2020[8]	ARS660,711	7,338
Egyptian Treasury Bills 15.15%–16.10% due 10/1/2019–11/19/2019	EGP52,000	3,174
Nigerian Treasury Bills 12.40%–14.18% due 10/10/2019–1/9/2020	NGN752,000	2,018
		12,530
Total short-term securities (cost: $254,699,000)		242,375
Total investment securities 100.00% (cost: $2,676,013,000)		3,368,351
Other assets less liabilities (0.00)%		(132)
Net assets 100.00%		$3,368,219
American Funds Insurance Series — New World Fund — Page 32 of 199

unaudited
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $134,549,000, which represented 3.99% of the net assets of the fund.
[3]	Value determined using significant unobservable inputs.
[4]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $50,179,000, which represented 1.49% of the net assets of the fund.
[5]	Coupon rate may change periodically.
[6]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[7]	Step bond; coupon rate may change at a later date.
[8]	Scheduled interest and/or principal payment was not received.
[9]	Rate represents the seven-day yield at 9/30/2019.
Key to abbreviations and symbol
ADR = American Depositary Receipts
ARS = Argentine pesos
DOP = Dominican pesos
EGP = Egyptian pounds
€ = Euros
GBP = British pounds
GDR = Global Depositary Receipts
NGN = Nigerian naira
RUB = Russian rubles
American Funds Insurance Series — New World Fund — Page 33 of 199

Blue Chip Income and Growth Fund
Investment portfolio
September 30, 2019
unaudited
Common stocks 94.68% Health care 19.73%	Shares	Value (000)
AbbVie Inc.	6,028,530	$456,479
Abbott Laboratories	5,412,000	452,822
Amgen Inc.	980,510	189,738
Gilead Sciences, Inc.	2,845,712	180,361
UnitedHealth Group Inc.	493,000	107,139
Medtronic PLC	700,000	76,034
Teva Pharmaceutical Industries Ltd. (ADR)[1]	10,333,800	71,097
Humana Inc.	259,000	66,219
Merck & Co., Inc.	500,000	42,090
Stryker Corp.	125,400	27,124
Thermo Fisher Scientific Inc.	87,000	25,340
Bristol-Myers Squibb Co.	400,000	20,284
		1,714,727
Information technology 14.80%
Microsoft Corp.	2,469,200	343,293
QUALCOMM Inc.	2,846,800	217,154
Broadcom Inc.	565,000	155,980
Texas Instruments Inc.	780,000	100,807
Mastercard Inc., Class A	337,000	91,519
Apple Inc.	400,000	89,588
Intel Corp.	1,680,000	86,570
Accenture PLC, Class A	400,000	76,940
Automatic Data Processing, Inc.	338,500	54,641
Fidelity National Information Services, Inc.	233,600	31,013
Applied Materials, Inc.	579,000	28,892
ASML Holding NV (New York registered)	39,200	9,738
		1,286,135
Energy 12.39%
Exxon Mobil Corp.	4,883,200	344,803
EOG Resources, Inc.	2,817,800	209,137
Baker Hughes, a GE Co., Class A	3,942,000	91,454
TC Energy Corp.	1,350,000	69,916
Royal Dutch Shell PLC, Class B (ADR)	1,134,000	67,927
Schlumberger Ltd.	1,890,000	64,581
Diamondback Energy, Inc.	650,000	58,441
Concho Resources Inc.	859,500	58,360
Williams Companies, Inc.	1,792,000	43,116
Cenovus Energy Inc.	4,136,000	38,796
Canadian Natural Resources, Ltd.	1,136,000	30,252
		1,076,783
American Funds Insurance Series — Blue Chip Income and Growth Fund — Page 34 of 199

unaudited
Common stocks (continued) Consumer staples 11.28%	Shares	Value (000)
Philip Morris International Inc.	2,938,600	$223,128
British American Tobacco PLC (ADR)	4,504,830	166,228
Constellation Brands, Inc., Class A	772,100	160,041
Coca-Cola Co.	2,175,000	118,407
Costco Wholesale Corp.	398,000	114,668
Altria Group, Inc.	1,500,000	61,350
PepsiCo, Inc.	400,000	54,840
Keurig Dr Pepper Inc.	1,348,000	36,827
Lamb Weston Holdings, Inc.	400,000	29,088
Mondelez International, Inc.	287,000	15,877
		980,454
Industrials 10.57%
General Dynamics Corp.	1,499,900	274,077
CSX Corp.	3,628,500	251,346
Illinois Tool Works Inc.	650,000	101,718
Airbus Group SE (ADR)	2,157,000	70,038
United Technologies Corp.	500,000	68,260
Northrop Grumman Corp.	174,300	65,326
Union Pacific Corp.	400,000	64,792
L3Harris Technologies, Inc.	93,600	19,529
Rolls-Royce Holdings PLC (ADR)	356,800	3,468
		918,554
Communication services 7.57%
Facebook, Inc., Class A1	1,339,800	238,592
Alphabet Inc., Class A1	127,300	155,451
Alphabet Inc., Class C1	3,000	3,657
Verizon Communications Inc.	2,450,500	147,912
Comcast Corp., Class A	1,970,000	88,808
Netflix, Inc.[1]	86,000	23,015
		657,435
Consumer discretionary 6.18%
Lowe’s Companies, Inc.	1,586,475	174,449
McDonald’s Corp.	500,000	107,355
Hasbro, Inc.	440,000	52,224
Williams-Sonoma, Inc.	705,000	47,926
NIKE, Inc., Class B	450,000	42,264
Marriott International, Inc., Class A	309,500	38,492
Carnival Corp., units	789,000	34,487
General Motors Co.	743,800	27,878
Las Vegas Sands Corp.	211,900	12,239
		537,314
Financials 3.94%
JPMorgan Chase & Co.	1,409,000	165,825
U.S. Bancorp	1,000,000	55,340
American International Group, Inc.	722,000	40,216
AIA Group Ltd. (ADR)	1,006,000	37,856
CME Group Inc., Class A	89,000	18,809
Nasdaq, Inc.	135,000	13,412
Willis Towers Watson PLC	56,800	10,961
		342,419
American Funds Insurance Series — Blue Chip Income and Growth Fund — Page 35 of 199

unaudited
Common stocks (continued) Utilities 3.36%	Shares	Value (000)
Public Service Enterprise Group Inc.	2,594,000	$161,036
American Electric Power Co., Inc.	600,000	56,214
Sempra Energy	331,000	48,859
E.ON SE (ADR)	1,490,000	14,423
NextEra Energy, Inc.	50,000	11,649
		292,181
Materials 2.71%
Linde PLC	985,700	190,950
Freeport-McMoRan Inc.	4,616,100	44,176
		235,126
Real estate 2.15%
Kimco Realty Corp. REIT	3,677,000	76,775
Crown Castle International Corp. REIT	384,000	53,380
HCP, Inc. REIT	954,000	33,991
Alexandria Real Estate Equities, Inc. REIT	148,000	22,798
		186,944
Total common stocks (cost: $6,766,821,000)		8,228,072
Rights & warrants 0.21% Financials 0.21%
American International Group, Inc., warrants, expire 2021[1]	1,282,000	18,283
Total rights & warrants (cost: $19,905,000)		18,283
Convertible stocks 0.06% Health care 0.06%
Danaher Corp., Series A, 4.75% cumulative convertible preferred 2022	4,900	5,586
Total convertible stocks (cost: $4,978,000)		5,586
Short-term securities 5.00% Money market investments 5.00%
Capital Group Central Cash Fund 2.07%[2]	4,341,753	434,132
Total short-term securities (cost: $434,140,000)		434,132
Total investment securities 99.95% (cost: $7,225,844,000)		8,686,073
Other assets less liabilities 0.05%		4,028
Net assets 100.00%		$8,690,101
[1]	Security did not produce income during the last 12 months.
[2]	Rate represents the seven-day yield at 9/30/2019.
Key to abbreviation
ADR = American Depositary Receipts
American Funds Insurance Series — Blue Chip Income and Growth Fund — Page 36 of 199

Global Growth and Income Fund
Investment portfolio
September 30, 2019
unaudited
Common stocks 95.92% Information technology 16.32%	Shares	Value (000)
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	8,493,800	$74,385
PagSeguro Digital Ltd., Class A2	1,128,752	52,272
Microsoft Corp.	341,000	47,409
Broadcom Inc.	121,200	33,460
Apple Inc.	112,500	25,197
ASML Holding NV	70,000	17,338
Halma PLC	610,000	14,783
Temenos AG	60,000	10,040
GoDaddy Inc., Class A2	142,000	9,369
Tokyo Electron Ltd.	49,000	9,320
Fiserv, Inc.[2]	88,000	9,116
SAP SE	68,500	8,054
Afterpay Touch Group Ltd.[2]	288,000	6,973
Infosys Ltd.	358,000	4,070
WiseTech Global Ltd.	137,100	3,214
Murata Manufacturing Co., Ltd.	67,000	3,213
		328,213
Industrials 12.85%
Airbus SE, non-registered shares	634,101	82,384
CCR SA, ordinary nominative	7,680,800	31,888
Lockheed Martin Corp.	66,000	25,744
Safran SA	143,000	22,514
Rheinmetall AG	151,500	19,163
Boeing Co.	48,600	18,491
General Dynamics Corp.	65,000	11,877
Illinois Tool Works Inc.	54,000	8,450
Honeywell International Inc.	48,000	8,122
ACS, Actividades de Construcción y Servicios, SA	153,846	6,147
MTU Aero Engines AG	16,300	4,331
VINCI SA	37,128	3,999
DCC PLC	45,600	3,979
Watsco, Inc.	23,500	3,976
Rockwool International A/S, Class B	12,500	2,500
International Consolidated Airlines Group, SA (CDI)	427,994	2,500
Union Pacific Corp.	15,000	2,430
		258,495
Financials 11.57%
AIA Group Ltd.	2,805,000	26,501
Sberbank of Russia PJSC (ADR)	1,710,000	24,239
HDFC Bank Ltd.	1,288,000	22,308
The Blackstone Group Inc., Class A	412,500	20,147
Toronto-Dominion Bank (CAD denominated)	292,000	17,026
CME Group Inc., Class A	70,000	14,794
Ping An Insurance (Group) Co. of China, Ltd., Class H	1,195,000	13,730
American Funds Insurance Series — Global Growth and Income Fund — Page 37 of 199

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
DBS Group Holdings Ltd.	705,000	$12,752
Sony Financial Holdings Inc.	550,000	11,913
JPMorgan Chase & Co.	92,000	10,828
B3 SA - Brasil, Bolsa, Balcao	1,000,000	10,501
Bank Central Asia Tbk PT	4,775,000	10,209
Macquarie Group Ltd.	114,700	10,148
CIT Group Inc.	181,750	8,235
BB Seguridade Participações SA	765,000	6,450
SunTrust Banks, Inc.	90,000	6,192
Prudential PLC	177,000	3,210
Capital One Financial Corp.	32,000	2,911
UniCredit SpA	56,319	664
		232,758
Consumer discretionary 8.87%
Home Depot, Inc.	126,000	29,234
LVMH Moët Hennessy-Louis Vuitton SE	56,200	22,337
Norwegian Cruise Line Holdings Ltd.[2]	275,000	14,237
Carnival Corp., units	319,000	13,943
Alibaba Group Holding Ltd. (ADR)[2]	69,800	11,673
Daimler AG	222,000	11,039
Restaurant Brands International Inc. (CAD denominated)	148,000	10,523
General Motors Co.	275,000	10,307
Royal Caribbean Cruises Ltd.	93,000	10,075
Bayerische Motoren Werke AG	114,000	8,025
NIKE, Inc., Class B	80,000	7,514
Accor SA	163,500	6,816
Amazon.com, Inc.[2]	3,400	5,902
adidas AG	18,500	5,760
Melco Resorts & Entertainment Ltd. (ADR)	193,000	3,746
Trainline PLC[2]	707,300	3,644
Naspers Ltd., Class N	16,100	2,440
Prosus NV2	16,100	1,182
		178,397
Communication services 8.87%
Nintendo Co., Ltd.	244,000	90,311
Alphabet Inc., Class A2	21,800	26,621
Alphabet Inc., Class C2	7,000	8,533
Comcast Corp., Class A	296,000	13,344
Facebook, Inc., Class A2	44,000	7,836
SK Telecom Co., Ltd.	37,500	7,571
Nexon Co., Ltd.	585,000	7,093
Advanced Info Service PCL, foreign registered	820,000	5,898
Activision Blizzard, Inc.	101,000	5,345
Pinterest, Inc., Class A2	132,400	3,502
Netflix, Inc.[2]	8,700	2,328
		178,382
Health care 8.69%
UnitedHealth Group Inc.	101,825	22,129
Merck & Co., Inc.	218,850	18,423
Fleury SA, ordinary nominative	2,500,000	15,897
AstraZeneca PLC	167,000	14,909
Abbott Laboratories	171,000	14,308
American Funds Insurance Series — Global Growth and Income Fund — Page 38 of 199

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Boston Scientific Corp.[2]	351,000	$14,282
Novartis AG	148,000	12,833
Illumina, Inc.[2]	34,000	10,343
HOYA Corp.	117,000	9,543
Hikma Pharmaceuticals PLC	340,000	9,197
Centene Corp.[2]	202,000	8,738
CSL Ltd.	32,300	5,095
Eli Lilly and Co.	45,000	5,032
Koninklijke Philips NV	100,000	4,632
Hypera SA, ordinary nominative	562,000	4,535
DexCom, Inc.[2]	22,025	3,287
Demant A/S2	64,061	1,641
		174,824
Materials 7.08%
Fortescue Metals Group Ltd.	4,763,816	28,295
Vale SA, ordinary nominative	2,220,000	25,513
Freeport-McMoRan Inc.	2,499,000	23,915
Koninklijke DSM NV	109,000	13,116
Rio Tinto PLC	165,000	8,539
Allegheny Technologies Inc.[2]	415,000	8,404
CCL Industries Inc., Class B, nonvoting shares	192,500	7,765
Shin-Etsu Chemical Co., Ltd.	63,000	6,735
RHI Magnesita NV	125,700	6,275
BHP Group PLC	293,600	6,254
LafargeHolcim Ltd.	110,000	5,414
DuPont de Nemours Inc.	30,000	2,139
		142,364
Energy 6.19%
Reliance Industries Ltd.	2,714,148	51,023
Gazprom PJSC (ADR)	3,431,000	23,688
EOG Resources, Inc.	150,000	11,133
Galp Energia, SGPS, SA, Class B	708,000	10,669
Royal Dutch Shell PLC, Class B	325,000	9,574
Canadian Natural Resources, Ltd. (CAD denominated)	136,000	3,618
Canadian Natural Resources, Ltd.	120,000	3,196
WorleyParsons Ltd.	483,919	4,249
ConocoPhillips	66,000	3,761
Exxon Mobil Corp.	50,000	3,530
		124,441
Utilities 5.46%
Ørsted AS	469,104	43,596
E.ON SE	2,591,662	25,194
Enel SpA	2,780,000	20,759
Brookfield Infrastructure Partners LP	170,000	8,418
China Resources Gas Group Ltd.	1,350,000	6,674
Public Service Enterprise Group Inc.	85,000	5,277
		109,918
Real estate 5.39%
MGM Growth Properties LLC REIT, Class A	1,101,200	33,091
Gaming and Leisure Properties, Inc. REIT	425,000	16,252
Alexandria Real Estate Equities, Inc. REIT	103,000	15,866
American Funds Insurance Series — Global Growth and Income Fund — Page 39 of 199

unaudited
Common stocks (continued) Real estate (continued)	Shares	Value (000)
Digital Realty Trust, Inc. REIT	72,000	$9,346
Prologis, Inc. REIT	90,000	7,670
Daito Trust Construction Co., Ltd.	60,000	7,663
Vonovia SE	104,442	5,299
Crown Castle International Corp. REIT	37,000	5,144
Iron Mountain Inc. REIT	131,000	4,243
Longfor Group Holdings Ltd.	1,025,000	3,832
		108,406
Consumer staples 4.63%
Nestlé SA	434,700	47,161
Treasury Wine Estates Ltd.	1,100,000	13,787
C&C Group PLC	1,946,900	8,806
British American Tobacco PLC	197,000	7,285
Keurig Dr Pepper Inc.	235,000	6,420
Coca-Cola European Partners PLC	95,000	5,268
Coca-Cola FEMSA, SAB de CV, units	710,000	4,321
		93,048
Total common stocks (cost: $1,445,321,000)		1,929,246
Preferred securities 0.36% Financials 0.36%
Itaú Unibanco Holding SA, preferred nominative (ADR)	862,500	7,254
Total preferred securities (cost: $6,929,000)		7,254
Bonds, notes & other debt instruments 1.75% Corporate bonds & notes 1.75% Communication services 1.75%	Principal amount (000)
Sprint Corp. 7.25% 2021	$ 33,000	35,297
Total bonds, notes & other debt instruments (cost: $31,893,000)		35,297
Short-term securities 1.60% Money market investments 1.60%	Shares
Capital Group Central Cash Fund 2.07%[3]	322,315	32,228
Total short-term securities (cost: $32,228,000)		32,228
Total investment securities 99.63% (cost: $1,516,371,000)		2,004,025
Other assets less liabilities 0.37%		7,358
Net assets 100.00%		$2,011,383
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized depreciation at 9/30/2019 (000)
Purchases (000)	Sales (000)
USD7,081	AUD10,500	Citibank	10/9/2019	$(9)
American Funds Insurance Series — Global Growth and Income Fund — Page 40 of 199

unaudited
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of the security was $74,385,000, which represented 3.70% of the net assets of the fund.
[2]	Security did not produce income during the last 12 months.
[3]	Rate represents the seven-day yield at 9/30/2019.
Key to abbreviations and symbol
ADR = American Depositary Receipts
AUD = Australian dollars
CAD = Canadian dollars
CDI = CREST Depository Interest
USD/$ = U.S. dollars
American Funds Insurance Series — Global Growth and Income Fund — Page 41 of 199

Growth-Income Fund
Investment portfolio
September 30, 2019
unaudited
Common stocks 91.78% Health care 14.93%	Shares	Value (000)
UnitedHealth Group Inc.	3,087,968	$671,077
Abbott Laboratories	6,693,069	560,009
Gilead Sciences, Inc.	6,917,600	438,437
Amgen Inc.	1,900,200	367,708
Eli Lilly and Co.	2,792,600	312,296
Merck & Co., Inc.	3,164,380	266,378
Cigna Corp.	1,327,418	201,489
AstraZeneca PLC	1,643,500	146,728
AstraZeneca PLC (ADR)	1,228,600	54,758
AbbVie Inc.	2,025,936	153,404
Illumina, Inc.[1]	459,500	139,789
Stryker Corp.	623,733	134,913
Thermo Fisher Scientific Inc.	458,000	133,402
Seattle Genetics, Inc.[1]	1,536,306	131,201
GlaxoSmithKline PLC	5,307,600	113,852
Alcon Inc.[1]	1,837,147	107,131
Incyte Corp.[1]	1,330,900	98,793
Daiichi Sankyo Co., Ltd.	1,392,000	87,595
Humana Inc.	328,000	83,860
Novo Nordisk A/S, Class B	1,611,056	82,823
Anthem, Inc.	342,000	82,114
Johnson & Johnson	613,000	79,310
Pfizer Inc.	1,877,251	67,450
PerkinElmer, Inc.	700,000	59,619
Medtronic PLC	425,000	46,163
Novartis AG	470,000	40,753
Allakos Inc.[1]	511,000	40,180
Elanco Animal Health Inc.[1]	1,501,355	39,921
Bluebird Bio, Inc.[1]	412,200	37,848
Ultragenyx Pharmaceutical Inc.[1]	822,800	35,199
Chugai Pharmaceutical Co., Ltd.	446,900	34,719
Edwards Lifesciences Corp.[1]	131,500	28,918
Biohaven Pharmaceutical Holding Co. Ltd.[1]	618,100	25,787
Gossamer Bio, Inc.[1]	1,325,000	22,247
Agios Pharmaceuticals, Inc.[1]	612,920	19,859
Sage Therapeutics, Inc.[1]	123,300	17,298
Neurocrine Biosciences, Inc.[1]	140,600	12,669
Allogene Therapeutics, Inc.[1]	458,500	12,496
CVS Health Corp.	161,300	10,173
		4,998,366
Information technology 14.64%
Microsoft Corp.	9,454,500	1,314,459
Broadcom Inc.	2,280,434	629,559
Intel Corp.	6,304,700	324,881
Texas Instruments Inc.	2,467,082	318,846
American Funds Insurance Series — Growth-Income Fund — Page 42 of 199

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
Accenture PLC, Class A	1,067,900	$205,411
Mastercard Inc., Class A	745,000	202,320
Visa Inc., Class A	1,160,200	199,566
QUALCOMM Inc.	2,386,566	182,047
Taiwan Semiconductor Manufacturing Co., Ltd.[2]	10,637,000	93,155
Adobe Inc.[1]	335,900	92,792
ASML Holding NV	219,000	54,244
ASML Holding NV (New York registered)	147,800	36,717
Euronet Worldwide, Inc.[1]	618,000	90,413
Automatic Data Processing, Inc.	545,000	87,974
Amphenol Corp., Class A	861,000	83,086
Autodesk, Inc.[1]	538,000	79,463
NetApp, Inc.	1,513,000	79,448
Global Payments Inc.	498,100	79,198
Ceridian HCM Holding Inc.[1]	1,459,774	72,069
Motorola Solutions, Inc.	390,000	66,460
Fiserv, Inc.[1]	536,700	55,597
GoDaddy Inc., Class A1	819,100	54,044
International Business Machines Corp.	350,000	50,897
MKS Instruments, Inc.	481,000	44,387
SYNNEX Corp.	367,700	41,513
Atlassian Corp. PLC, Class A1	304,800	38,234
StoneCo Ltd., Class A1	1,085,500	37,754
TE Connectivity Ltd.	391,000	36,433
Workday, Inc., Class A1	210,000	35,692
Apple Inc.	151,900	34,021
Teradata Corp.[1]	1,056,057	32,738
SAP SE	239,500	28,161
ServiceNow, Inc.[1]	86,500	21,958
Fidelity National Information Services, Inc.	162,522	21,576
Analog Devices, Inc.	188,600	21,072
Trimble Inc.[1]	413,300	16,040
Micron Technology, Inc.[1]	350,000	14,998
Applied Materials, Inc.	249,600	12,455
Arista Networks, Inc.[1]	47,500	11,349
		4,901,027
Communication services 11.27%
Facebook, Inc., Class A1	6,569,227	1,169,848
Alphabet Inc., Class C1	296,784	361,780
Alphabet Inc., Class A1	253,980	310,145
Netflix, Inc.[1]	2,213,550	592,390
Comcast Corp., Class A	4,893,400	220,594
Verizon Communications Inc.	3,379,400	203,981
Charter Communications, Inc., Class A1	458,369	188,903
Activision Blizzard, Inc.	2,457,100	130,030
Vodafone Group PLC	55,226,321	110,004
CBS Corp., Class B	2,580,700	104,183
IAC/InterActiveCorp[1]	438,800	95,645
Fox Corp., Class A	2,537,000	80,004
Electronic Arts Inc.[1]	599,000	58,594
Tencent Holdings Ltd.	1,295,500	54,579
Cable One, Inc.	33,300	41,781
Inmarsat PLC	4,204,061	30,229
American Funds Insurance Series — Growth-Income Fund — Page 43 of 199

unaudited
Common stocks (continued) Communication services (continued)	Shares	Value (000)
Viacom Inc., Class B	708,400	$17,023
Walt Disney Co.	16,358	2,132
		3,771,845
Industrials 11.10%
General Dynamics Corp.	2,719,600	496,953
Airbus SE, non-registered shares	2,824,564	366,973
TransDigm Group Inc.	578,800	301,364
BWX Technologies, Inc.[3]	5,007,770	286,495
Northrop Grumman Corp.	713,200	267,300
L3Harris Technologies, Inc.	918,100	191,552
Safran SA	1,094,103	172,259
Equifax Inc.	1,120,100	157,564
CSX Corp.	1,996,600	138,304
Norfolk Southern Corp.	746,900	134,188
Waste Connections, Inc.	1,309,600	120,483
Lockheed Martin Corp.	249,900	97,476
Westinghouse Air Brake Technologies Corp.	1,259,758	90,526
Waste Management, Inc.	767,700	88,286
Middleby Corp.[1]	746,000	87,207
Boeing Co.	195,450	74,363
Textron Inc.	1,478,000	72,363
United Technologies Corp.	494,300	67,482
Union Pacific Corp.	392,677	63,606
CAE Inc.	2,182,570	55,452
Meggitt PLC	6,667,952	52,061
General Electric Co.	5,227,900	46,737
Old Dominion Freight Line, Inc.	270,000	45,892
Air Lease Corp., Class A	1,058,100	44,250
Masco Corp.	954,000	39,763
Deere & Co.	224,300	37,835
Covanta Holding Corp.	2,019,800	34,922
Huntington Ingalls Industries, Inc.	163,500	34,628
Nielsen Holdings PLC	856,400	18,199
RELX PLC	763,100	18,132
Caterpillar Inc.	101,000	12,757
		3,715,372
Financials 10.67%
JPMorgan Chase & Co.	4,527,030	532,786
CME Group Inc., Class A	2,041,500	431,451
Intercontinental Exchange, Inc.	3,183,555	293,747
Bank of New York Mellon Corp.	5,459,300	246,815
Aon PLC, Class A	1,214,800	235,149
Willis Towers Watson PLC	991,000	191,233
Chubb Ltd.	1,120,100	180,829
Moody’s Corp.	817,558	167,460
American International Group, Inc.	2,907,141	161,928
Marsh & McLennan Companies, Inc.	1,580,200	158,099
Wells Fargo & Co.	2,622,300	132,269
EXOR NV	1,275,000	85,438
State Street Corp.	1,389,700	82,256
Nasdaq, Inc.	658,600	65,432
Kotak Mahindra Bank Ltd.	2,687,778	62,367
UniCredit SpA	5,138,000	60,594
American Funds Insurance Series — Growth-Income Fund — Page 44 of 199

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
PNC Financial Services Group, Inc.	410,900	$57,592
Banco Santander, SA	13,490,805	54,943
M&T Bank Corp.	333,600	52,699
B3 SA - Brasil, Bolsa, Balcao	4,750,000	49,878
S&P Global Inc.	186,000	45,566
HDFC Bank Ltd.	2,580,000	44,686
London Stock Exchange Group PLC	424,000	38,099
Bank of Montreal	461,200	33,969
SunTrust Banks, Inc.	428,200	29,460
Charles Schwab Corp.	566,000	23,676
Fannie Mae[1]	4,398,800	16,715
UBS Group AG	1,343,666	15,253
Tradeweb Markets Inc., Class A	343,600	12,706
SVB Financial Group[1]	33,200	6,937
Federal Home Loan Mortgage Corp.[1]	666,200	2,392
		3,572,424
Consumer staples 7.29%
Coca-Cola Co.	7,223,100	393,226
British American Tobacco PLC	7,680,260	284,006
British American Tobacco PLC (ADR)	479,440	17,691
Costco Wholesale Corp.	812,200	234,003
Carlsberg A/S, Class B	1,390,224	205,491
Mondelez International, Inc.	3,567,400	197,349
Nestlé SA	1,606,846	174,329
Pernod Ricard SA	944,574	168,227
Keurig Dr Pepper Inc.	5,789,735	158,176
Philip Morris International Inc.	2,033,640	154,414
Procter & Gamble Co.	653,178	81,242
Walgreens Boots Alliance, Inc.	1,441,200	79,713
PepsiCo, Inc.	498,419	68,333
Reckitt Benckiser Group PLC	775,000	60,452
Diageo PLC	1,220,000	49,997
Lamb Weston Holdings, Inc.	500,000	36,360
Church & Dwight Co., Inc.	446,400	33,587
Herbalife Nutrition Ltd.[1]	849,000	32,143
Hormel Foods Corp.	302,200	13,215
		2,441,954
Energy 6.84%
Exxon Mobil Corp.	6,274,200	443,021
Chevron Corp.	2,228,400	264,288
Enbridge Inc. (CAD denominated)	7,234,212	253,909
Canadian Natural Resources, Ltd. (CAD denominated)	7,745,600	206,085
EOG Resources, Inc.	2,715,800	201,567
Royal Dutch Shell PLC, Class B (ADR)	1,415,800	84,806
Royal Dutch Shell PLC, Class B	1,800,000	53,028
Royal Dutch Shell PLC, Class A (ADR)	305,348	17,970
Schlumberger Ltd.	4,070,400	139,086
Equitrans Midstream Corp.	8,625,300	125,498
ConocoPhillips	1,875,410	106,861
Williams Companies, Inc.	4,043,200	97,279
Kinder Morgan, Inc.	3,264,200	67,275
TC Energy Corp. (CAD denominated)	1,154,743	59,792
Concho Resources Inc.	814,800	55,325
American Funds Insurance Series — Growth-Income Fund — Page 45 of 199

unaudited
Common stocks (continued) Energy (continued)	Shares	Value (000)
Baker Hughes, a GE Co., Class A	2,017,600	$46,808
BP PLC	4,388,542	27,832
TOTAL SA	279,375	14,581
Occidental Petroleum Corp.	285,200	12,683
Tullow Oil PLC	3,674,051	9,663
Halliburton Co.	202,800	3,823
Golar LNG Ltd.	22,600	294
		2,291,474
Materials 5.11%
Celanese Corp.	3,243,233	396,615
Linde PLC	1,152,000	223,165
International Flavors & Fragrances Inc.	1,774,000	217,652
Vale SA, ordinary nominative (ADR)	9,977,221	114,738
Vale SA, ordinary nominative	3,404,848	39,130
Dow Inc.	2,559,700	121,970
LyondellBasell Industries NV	1,299,600	116,275
DuPont de Nemours Inc.	1,609,700	114,788
Rio Tinto PLC	1,544,655	79,939
Air Products and Chemicals, Inc.	312,100	69,242
Mosaic Co.	2,522,400	51,709
Freeport-McMoRan Inc.	4,073,000	38,979
Tata Steel Ltd.	6,775,000	34,463
Centerra Gold Inc.[1]	2,917,909	24,799
Asahi Kasei Corp.	2,392,300	23,541
Sherwin-Williams Co.	40,000	21,995
Corteva, Inc.	459,700	12,872
Alcoa Corp.[1]	372,000	7,466
		1,709,338
Consumer discretionary 5.09%
Amazon.com, Inc.[1]	290,400	504,108
Hasbro, Inc.	1,150,000	136,493
Lowe’s Companies, Inc.	1,160,900	127,653
Home Depot, Inc.	543,000	125,987
Marriott International, Inc., Class A	973,700	121,099
Hilton Worldwide Holdings Inc.	950,720	88,522
NIKE, Inc., Class B	703,000	66,026
McDonald’s Corp.	300,000	64,413
Wynn Resorts, Ltd.	490,966	53,378
Six Flags Entertainment Corp.	1,019,500	51,780
Chipotle Mexican Grill, Inc.[1]	59,710	50,184
Ferrari NV	295,000	45,513
Ross Stores, Inc.	334,200	36,712
Las Vegas Sands Corp.	598,000	34,540
Wyndham Hotels & Resorts, Inc.	665,000	34,407
Newell Brands Inc.	1,725,000	32,292
InterContinental Hotels Group PLC	491,530	30,671
Signet Jewelers Ltd.	1,674,500	28,065
General Motors Co.	720,000	26,986
YUM! Brands, Inc.	205,630	23,325
Booking Holdings Inc.[1]	10,700	21,000
		1,703,154
American Funds Insurance Series — Growth-Income Fund — Page 46 of 199

unaudited
Common stocks (continued) Real estate 2.59%	Shares	Value (000)
Crown Castle International Corp. REIT	2,071,500	$287,959
Equinix, Inc. REIT	413,800	238,680
MGM Growth Properties LLC REIT, Class A	3,932,500	118,172
American Tower Corp. REIT	448,900	99,265
SBA Communications Corp. REIT	210,000	50,642
Weyerhaeuser Co. REIT[1]	1,212,541	33,587
VICI Properties Inc. REIT	1,396,000	31,620
Kimco Realty Corp. REIT	284,500	5,940
		865,865
Utilities 2.20%
Sempra Energy	1,784,000	263,336
American Electric Power Co., Inc.	1,449,000	135,757
Edison International	1,799,500	135,718
E.ON SE	8,791,029	85,460
Public Service Enterprise Group Inc.	686,500	42,618
Exelon Corp.	824,600	39,837
AES Corp.	2,000,000	32,680
		735,406
Mutual funds 0.05%
Altaba Inc.	789,243	15,374
Total common stocks (cost: $22,837,944,000)		30,721,599
Convertible stocks 0.53% Real estate 0.26%
Crown Castle International Corp. REIT, Series A, 6.875% convertible preferred 2020	67,900	85,701
Health care 0.17%
Danaher Corp., Series A, 4.75% cumulative convertible preferred 2022	50,000	57,003
Information technology 0.10%
Broadcom Inc., Series A, cumulative convertible preferred, 8.00% 2022	32,900	33,735
Total convertible stocks (cost: $162,141,000)		176,439
Convertible bonds 0.01% Energy 0.01%	Principal amount (000)
Weatherford International PLC, convertible notes, 5.875% 2021[4]	$ 13,743	4,845
Total convertible bonds (cost: $11,820,000)		4,845
Bonds, notes & other debt instruments 0.01% Corporate bonds & notes 0.01% Energy 0.01%
Weatherford International Ltd., Term Loan, (3-month USD-LIBOR + 3.00%) 5.07% 2020[2,5,6]	3,678	3,687
Total bonds, notes & other debt instruments (cost: $3,629,000)		3,687
American Funds Insurance Series — Growth-Income Fund — Page 47 of 199

unaudited
Short-term securities 7.55% Money market investments 7.55%	Shares	Value (000)
Capital Group Central Cash Fund 2.07%[7]	25,276,380	$2,527,385
Total short-term securities (cost: $2,527,396,000)		2,527,385
Total investment securities 99.88% (cost: $25,542,930,000)		33,433,955
Other assets less liabilities 0.12%		39,950
Net assets 100.00%		$33,473,905
Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings represent 5% or more of the outstanding voting shares of that company. Further details on this holding and related transactions during the nine months ended September 30, 2019, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliates at 9/30/2019 (000)
Common stocks 0.86%
Industrials 0.86%
BWX Technologies, Inc.	5,290,948	83,000	366,178	5,007,770	$(1,021)	$103,443	$2,741	$286,495
[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $96,842,000, which represented .29% of the net assets of the fund.
[3]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[4]	Scheduled interest and/or principal payment was not received.
[5]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $3,687,000, which represented .01% of the net assets of the fund.
[6]	Coupon rate may change periodically.
[7]	Rate represents the seven-day yield at 9/30/2019.
Key to abbreviations and symbol
ADR = American Depositary Receipts
CAD = Canadian dollars
LIBOR = London Interbank Offered Rate
USD/$ = U.S. dollars
American Funds Insurance Series — Growth-Income Fund — Page 48 of 199

International Growth and Income Fund
Investment portfolio
September 30, 2019
unaudited
Common stocks 89.79% Financials 16.61%	Shares	Value (000)
HDFC Bank Ltd.	2,457,600	$42,566
Zurich Insurance Group AG	92,200	35,289
AIA Group Ltd.	1,833,000	17,318
ING Groep NV	1,367,000	14,310
Sony Financial Holdings Inc.	660,400	14,304
Prudential PLC	738,000	13,384
Haci Ömer Sabanci Holding AS	6,520,900	11,051
Banco Santander, SA	2,611,538	10,636
DBS Group Holdings Ltd.	558,000	10,093
PICC Property and Casualty Co. Ltd., Class H	7,905,000	9,229
Swedbank AB, Class A	611,000	8,795
Moscow Exchange MICEX-RTS PJSC	5,665,000	8,276
St. James’s Place PLC	524,000	6,310
Banco Bilbao Vizcaya Argentaria, SA	825,000	4,298
Banco Bilbao Vizcaya Argentaria, SA (ADR)	337,643	1,756
Bank Rakyat Indonesia (Persero) Tbk PT	20,420,000	5,927
Sberbank of Russia PJSC (ADR)	394,479	5,592
B3 SA - Brasil, Bolsa, Balcao	426,000	4,473
Sampo Oyj, Class A	93,820	3,730
ABN AMRO Bank NV, depository receipts	188,000	3,314
		230,651
Health care 13.05%
Novartis AG	502,545	43,575
Takeda Pharmaceutical Co. Ltd.	1,043,753	35,620
Daiichi Sankyo Co., Ltd.	561,000	35,302
Fresenius SE & Co. KGaA	551,600	25,789
China Biologic Products Holdings, Inc.[1]	182,000	20,834
NMC Health PLC	205,000	6,831
Chugai Pharmaceutical Co., Ltd.	76,300	5,928
Teva Pharmaceutical Industries Ltd. (ADR)[1]	662,000	4,555
Alcon Inc.[1]	48,672	2,838
		181,272
Industrials 11.81%
Airbus SE, non-registered shares	232,262	30,176
Shanghai International Airport Co., Ltd., Class A	2,590,033	28,947
ASSA ABLOY AB, Class B	681,100	15,159
Komatsu Ltd.	629,600	14,412
Airports of Thailand PCL, foreign registered	5,250,000	12,831
Adani Ports & Special Economic Zone Ltd.	1,975,327	11,538
SMC Corp.	23,300	9,934
Aena SME, SA, non-registered shares	52,450	9,604
GT Capital Holdings, Inc.	541,132	8,791
Rolls-Royce Holdings PLC[1]	838,400	8,168
ALD SA	513,000	7,325
American Funds Insurance Series — International Growth and Income Fund — Page 49 of 199

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Recruit Holdings Co., Ltd.	156,000	$4,741
International Container Terminal Services, Inc.	1,000,000	2,323
		163,949
Energy 8.17%
Royal Dutch Shell PLC, Class A (GBP denominated)	2,147,691	62,953
Royal Dutch Shell PLC, Class B	138,000	4,066
TOTAL SA	404,534	21,114
Canadian Natural Resources, Ltd. (CAD denominated)	272,500	7,250
Canadian Natural Resources, Ltd.	92,000	2,450
Cenovus Energy Inc. (CAD denominated)	935,000	8,772
Ultrapar Participacoes SA, ordinary nominative	1,525,000	6,786
		113,391
Real estate 7.17%
Sun Hung Kai Properties Ltd.	2,352,000	33,850
CK Asset Holdings Ltd.	3,939,348	26,689
Daito Trust Construction Co., Ltd.	144,800	18,494
China Resources Land Ltd.	3,064,000	12,842
China Overseas Land & Investment Ltd.	2,444,000	7,687
		99,562
Consumer discretionary 7.12%
Sony Corp.	430,000	25,241
Luckin Coffee Inc., Class A (ADR)[1]	1,021,340	19,405
LVMH Moët Hennessy-Louis Vuitton SE	48,000	19,078
Kering SA	16,600	8,460
Galaxy Entertainment Group Ltd.	1,100,000	6,842
Alibaba Group Holding Ltd. (ADR)[1]	28,600	4,783
Inchcape PLC	589,000	4,573
Sands China Ltd.	972,000	4,403
Hyundai Motor Co.	28,300	3,170
Hyundai Mobis Co., Ltd.	13,875	2,923
		98,878
Materials 6.50%
Rio Tinto PLC	792,800	41,029
Yara International ASA	343,000	14,771
Air Liquide SA, non-registered shares	72,000	10,249
Akzo Nobel NV	93,955	8,376
Kansai Paint Co., Ltd.	307,000	7,129
Vale SA, ordinary nominative (ADR)	506,000	5,819
Glencore PLC	940,000	2,829
		90,202
Utilities 5.86%
Ørsted AS	248,297	23,075
E.ON SE	2,044,531	19,875
ENN Energy Holdings Ltd.	1,658,000	17,156
Iberdrola, SA, non-registered shares	807,869	8,397
SSE PLC	320,000	4,901
ENGIE SA	249,000	4,066
National Grid PLC	359,664	3,900
		81,370
American Funds Insurance Series — International Growth and Income Fund — Page 50 of 199

unaudited
Common stocks (continued) Consumer staples 5.23%	Shares	Value (000)
Pernod Ricard SA	128,650	$22,912
British American Tobacco PLC	548,402	20,279
Coca-Cola Icecek AS, Class C	2,631,000	15,692
Imperial Brands PLC	316,016	7,104
Kirin Holdings Co., Ltd.	313,000	6,623
		72,610
Information technology 5.11%
Taiwan Semiconductor Manufacturing Co., Ltd.[2]	2,804,000	24,556
Tokyo Electron Ltd.	96,500	18,354
ASML Holding NV	47,800	11,839
Samsung Electronics Co., Ltd.	259,000	10,621
Lenovo Group Ltd.	8,290,000	5,532
		70,902
Communication services 3.16%
Yandex NV, Class A1	470,000	16,455
SoftBank Group Corp.	170,000	6,666
Nippon Telegraph and Telephone Corp.	125,800	5,999
1&1 Drillisch AG	172,000	5,362
Tencent Holdings Ltd.	116,700	4,917
Singapore Telecommunications Ltd.	2,011,000	4,510
		43,909
Total common stocks (cost: $1,134,517,000)		1,246,696
Preferred securities 1.16% Financials 0.90%
Itaú Unibanco Holding SA, preferred nominative (ADR)	1,486,950	12,505
Energy 0.26%
Petróleo Brasileiro SA (Petrobras), preferred nominative (ADR)	201,000	2,641
Petróleo Brasileiro SA (Petrobras), preferred nominative	143,000	949
		3,590
Total preferred securities (cost: $13,376,000)		16,095
Bonds, notes & other debt instruments 1.17% Bonds & notes of governments & government agencies outside the U.S. 0.61%	Principal amount (000)
Brazil (Federative Republic of) 10.00% 2025	BRL 22,000	6,071
Portuguese Republic 3.875% 2030	€1,640	2,458
		8,529
Corporate bonds & notes 0.56% Energy 0.31%
Petróleos Mexicanos 6.875% 2026	$3,617	3,897
Petróleos Mexicanos 6.35% 2048	454	419
		4,316
American Funds Insurance Series — International Growth and Income Fund — Page 51 of 199

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Health care 0.25%	Principal amount (000)	Value (000)
Teva Pharmaceutical Finance Co. BV 3.15% 2026	$1,060	$745
Teva Pharmaceutical Finance Co. BV 4.10% 2046	1,160	732
Valeant Pharmaceuticals International, Inc. 6.125% 2025[3]	1,865	1,940
		3,417
Total corporate bonds & notes		7,733
Total bonds, notes & other debt instruments (cost: $15,628,000)		16,262
Short-term securities 7.38% Money market investments 7.27%	Shares
Capital Group Central Cash Fund 2.07%[4]	1,009,987	100,989
Other short-term securities 0.11%	Principal amount (000)
Argentinian Treasury Bills 2.25% due 10/11/2019	ARS137,345	1,523
Total short-term securities (cost: $104,451,000)		102,512
Total investment securities 99.50% (cost: $1,267,972,000)		1,381,565
Other assets less liabilities 0.50%		6,975
Net assets 100.00%		$1,388,540
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation at 9/30/2019 (000)
Purchases (000)	Sales (000)
USD1,530	GBP1,223	JPMorgan Chase	11/6/2019	$24
[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of the security was $24,556,000, which represented 1.77% of the net assets of the fund.
[3]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,940,000, which represented .14% of the net assets of the fund.
[4]	Rate represents the seven-day yield at 9/30/2019.
Key to abbreviations and symbols
ADR = American Depositary Receipts
ARS = Argentine pesos
BRL = Brazilian reais
CAD = Canadian dollars
€ = Euros
GBP = British pounds
USD/$ = U.S. dollars
American Funds Insurance Series — International Growth and Income Fund — Page 52 of 199

Capital Income Builder®
Investment portfolio
September 30, 2019
unaudited
Common stocks 67.19% Information technology 9.91%	Shares	Value (000)
Microsoft Corp.	119,020	$16,547
Broadcom Inc.	48,100	13,279
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	1,331,800	11,663
Intel Corp.	221,100	11,393
QUALCOMM Inc.	144,900	11,053
HP Inc.	244,800	4,632
Vanguard International Semiconductor Corp.[1]	2,070,700	4,169
Delta Electronics, Inc.[1]	805,200	3,436
NetApp, Inc.	62,700	3,293
VTech Holdings Ltd.	328,400	2,864
MediaTek Inc.[1]	226,300	2,683
KLA Corp.	16,800	2,679
Micro Focus International PLC	23,823	333
		88,024
Consumer staples 9.60%
Philip Morris International Inc.	168,120	12,765
Carlsberg A/S, Class B	72,426	10,705
Coca-Cola Co.	192,700	10,491
British American Tobacco PLC	271,200	10,029
Diageo PLC	233,600	9,573
Nestlé SA	69,277	7,516
Altria Group, Inc.	159,370	6,518
Danone SA	72,020	6,344
Reckitt Benckiser Group PLC	60,000	4,680
Imperial Brands PLC	202,400	4,550
Japan Tobacco Inc.	97,100	2,125
		85,296
Real estate 8.43%
Crown Castle International Corp. REIT	130,300	18,113
American Tower Corp. REIT	77,169	17,064
Link Real Estate Investment Trust REIT	848,000	9,353
CK Asset Holdings Ltd.	971,500	6,582
Digital Realty Trust, Inc. REIT	49,000	6,361
Unibail-Rodamco-Westfield, non-registered shares REIT	32,500	4,738
Nexity SA, Class A, non-registered shares	81,189	3,865
Longfor Group Holdings Ltd.	770,000	2,879
Iron Mountain Inc. REIT	78,200	2,533
Equinix, Inc. REIT	3,400	1,961
TAG Immobilien AG	63,600	1,452
		74,901
American Funds Insurance Series — Capital Income Builder — Page 53 of 199

unaudited
Common stocks (continued) Financials 7.84%	Shares	Value (000)
CME Group Inc., Class A	59,566	$12,589
Zurich Insurance Group AG	28,707	10,987
JPMorgan Chase & Co.	66,700	7,850
SunTrust Banks, Inc.	106,800	7,348
Swedbank AB, Class A	419,333	6,036
Sampo Oyj, Class A	130,569	5,192
Svenska Handelsbanken AB, Class A	553,166	5,180
PNC Financial Services Group, Inc.	31,800	4,457
Lloyds Banking Group PLC	4,434,000	2,951
Nasdaq, Inc.	19,800	1,967
Hong Kong Exchanges and Clearing Ltd.	54,500	1,599
Marsh & McLennan Companies, Inc.	13,100	1,311
Everest Re Group, Ltd.	3,400	905
Bank of China Ltd., Class H	1,894,000	744
MONETA Money Bank, AS, non-registered shares	137,053	422
Oversea-Chinese Banking Corp. Ltd.	8,563	67
		69,605
Energy 6.86%
Royal Dutch Shell PLC, Class B	534,840	15,757
Royal Dutch Shell PLC, Class B (ADR)	8,500	509
Royal Dutch Shell PLC, Class A (GBP denominated)	101	3
Enbridge Inc. (CAD denominated)	377,870	13,263
Chevron Corp.	57,700	6,843
Williams Companies, Inc.	281,400	6,770
Equitrans Midstream Corp.	434,100	6,316
Inter Pipeline Ltd.	297,600	5,223
Schlumberger Ltd.	134,800	4,606
Helmerich & Payne, Inc.	40,200	1,611
		60,901
Communication services 5.08%
Vodafone Group PLC	6,314,800	12,578
Koninklijke KPN NV	2,692,994	8,398
Nippon Telegraph and Telephone Corp.	131,500	6,271
HKT Trust and HKT Ltd., units	3,699,240	5,871
Nintendo Co., Ltd.	11,300	4,183
Verizon Communications Inc.	67,000	4,044
HKBN Ltd.	1,130,500	2,083
Gannett Co., Inc.	132,999	1,428
Modern Times Group MTG AB, Class B2	31,400	260
		45,116
Health care 5.03%
AstraZeneca PLC	123,900	11,062
AstraZeneca PLC (ADR)	145,100	6,467
GlaxoSmithKline PLC	459,700	9,861
Pfizer Inc.	207,500	7,455
Eli Lilly and Co.	30,700	3,433
Merck & Co., Inc.	30,700	2,584
Roche Holding AG, nonvoting, non-registered shares	7,627	2,220
Koninklijke Philips NV	35,323	1,636
		44,718
American Funds Insurance Series — Capital Income Builder — Page 54 of 199

unaudited
Common stocks (continued) Utilities 4.62%	Shares	Value (000)
Enel SpA	1,885,716	$14,081
Edison International	159,800	12,052
SSE PLC	339,756	5,203
Iberdrola, SA, non-registered shares	495,604	5,151
Infratil Ltd.	1,464,892	4,514
		41,001
Industrials 4.09%
Airbus SE, non-registered shares	90,999	11,823
Boeing Co.	21,300	8,104
BOC Aviation Ltd.	646,700	5,970
United Technologies Corp.	36,600	4,996
Air New Zealand Ltd.	1,738,359	3,048
Kühne + Nagel International AG	11,185	1,647
RELX PLC	31,100	739
		36,327
Consumer discretionary 3.63%
Las Vegas Sands Corp.	192,200	11,101
Sands China Ltd.	1,782,000	8,071
InterContinental Hotels Group PLC	64,695	4,037
Gree Electric Appliances, Inc. of Zhuhai, Class A	376,800	3,025
Royal Caribbean Cruises Ltd.	26,200	2,838
Burberry Group PLC	78,200	2,090
Kering SA	2,085	1,063
		32,225
Materials 2.10%
Dow Inc.	79,033	3,766
Nutrien Ltd.	75,220	3,752
Air Products and Chemicals, Inc.	15,700	3,483
Givaudan SA	1,202	3,353
Asahi Kasei Corp.	279,000	2,745
Linde PLC	8,200	1,589
		18,688
Total common stocks (cost: $558,124,000)		596,802
Rights & warrants 0.00% Energy 0.00%
Ultra Petroleum Corp., warrants, expire 2025[2]	1,750	—[3]
Total rights & warrants (cost: $0)		—[3]
Convertible stocks 1.63% Utilities 0.73%
Sempra Energy, Series A, 6.00% convertible preferred 2021	55,000	6,501
Information technology 0.45%
Broadcom Inc., Series A, cumulative convertible preferred, 8.00% 2022	3,900	3,999
American Funds Insurance Series — Capital Income Builder — Page 55 of 199

unaudited
Convertible stocks (continued) Real estate 0.45%	Shares	Value (000)
Crown Castle International Corp. REIT, Series A, 6.875% convertible preferred 2020	3,150	$3,976
Total convertible stocks (cost: $12,719,000)		14,476
Bonds, notes & other debt instruments 23.06% U.S. Treasury bonds & notes 12.49% U.S. Treasury 11.85%	Principal amount (000)
U.S. Treasury 2.25% 2021	$12,000	12,098
U.S. Treasury 2.875% 2021	2,000	2,051
U.S. Treasury 1.625% 2022	3,550	3,554
U.S. Treasury 1.875% 2022	6,000	6,054
U.S. Treasury 2.00% 2022[4]	15,000	15,188
U.S. Treasury 2.00% 2022	3,000	3,038
U.S. Treasury 2.125% 2022	8,800	8,953
U.S. Treasury 2.50% 2022	240	245
U.S. Treasury 1.75% 2023	4,000	4,024
U.S. Treasury 2.625% 2023	4,060	4,201
U.S. Treasury 2.75% 2023	3,770	3,924
U.S. Treasury 2.875% 2023	3,100	3,259
U.S. Treasury 1.25% 2024	898	886
U.S. Treasury 1.75% 2024	751	758
U.S. Treasury 2.00% 2025	13,200	13,495
U.S. Treasury 2.625% 2025	5	5
U.S. Treasury 1.875% 2026	6,300	6,406
U.S. Treasury 2.00% 2026	7,500	7,692
U.S. Treasury 2.875% 2028	1,500	1,650
U.S. Treasury 1.625% 2029	1,383	1,377
U.S. Treasury 2.875% 2045	200	231
U.S. Treasury, principal only, 0% 2047[4]	6,535	3,594
U.S. Treasury 3.125% 2048[4]	2,000	2,433
U.S. Treasury 2.875% 2049	90	105
		105,221
U.S. Treasury inflation-protected securities 0.64%
U.S. Treasury Inflation-Protected Security 0.625% 2023[5]	5,681	5,732
U.S. Treasury Inflation-Protected Security 0.50% 2028[5]	—[3]	—[3]
		5,732
Total U.S. Treasury bonds & notes		110,953
Mortgage-backed obligations 5.65% Federal agency mortgage-backed obligations 5.33%
Fannie Mae Pool #BD2379 4.00% 2046[6]	993	1,046
Fannie Mae Pool #CA0133 4.00% 2047[6]	703	739
Fannie Mae Pool #BM4488 3.451% 2048[6,7]	1,663	1,709
Fannie Mae Pool #CA2055 4.50% 2048[6]	5,741	6,080
Fannie Mae Pool #CA1709 4.50% 2048[6]	4,928	5,223
Fannie Mae Pool #CA1563 4.50% 2048[6]	4,875	5,177
Fannie Mae Pool #MA3692 3.50% 2049[6]	299	307
Fannie Mae Pool #MA3775 3.50% 2049[6]	152	156
Fannie Mae Pool #BJ8402 3.54% 2049[6,7]	286	296
Freddie Mac 2.50% 2032[6]	84	85
Freddie Mac 2.50% 2033[6]	127	128
Freddie Mac Pool #760012 2.975% 2045[6,7]	134	136
Freddie Mac Pool #760013 3.012% 2045[6,7]	121	123
American Funds Insurance Series — Capital Income Builder — Page 56 of 199

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #760015 3.236% 2047[6,7]	$246	$249
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 2.50% 2056[6]	476	497
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[6]	459	471
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[6,7]	238	243
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 2.75% 2057[6,7]	185	189
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[6]	3,446	3,595
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[6]	2,812	2,959
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[6]	148	155
Freddie Mac Seasoned Loan Structured Transaction, 2019-2, Class A1C, 2.75% 2029[1,6]	2,442	2,483
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[6]	1,780	1,862
Government National Mortgage Assn. 4.50% 2049[6]	3,823	4,001
Government National Mortgage Assn. 4.50% 2049[6]	431	451
Government National Mortgage Assn. 5.00% 2049[6]	479	506
Government National Mortgage Assn. 5.00% 2049[6]	467	494
Government National Mortgage Assn. 5.00% 2049[6,8]	176	185
Government National Mortgage Assn. 5.46% 2060[6]	10	10
Government National Mortgage Assn. 4.81% 2061[6]	1	2
Government National Mortgage Assn. 5.20% 2064[6]	1	1
Government National Mortgage Assn. 6.64% 2064[6]	5	6
Government National Mortgage Assn. Pool #MA5653 5.00% 2048[6]	3,836	4,051
Government National Mortgage Assn. Pool #MA5332 5.00% 2048[6]	32	33
Government National Mortgage Assn. Pool #MA5877 4.50% 2049[6]	37	39
Government National Mortgage Assn. Pool #MA5878 5.00% 2049[6]	1,363	1,441
Government National Mortgage Assn. Pool #MA5933 5.00% 2049[6]	1,170	1,242
Government National Mortgage Assn. Pool #MA5988 5.00% 2049[6]	628	666
Government National Mortgage Assn. Pool #MA6042 5.00% 2049[6]	76	80
Government National Mortgage Assn. Pool #694836 5.644% 2059[6]	1	1
Government National Mortgage Assn. Pool #765152 4.768% 2061[6]	—[3]	—[3]
Government National Mortgage Assn. Pool #766524 4.49% 2062[6]	41	42
Government National Mortgage Assn. Pool #766525 4.533% 2062[6]	16	16
Government National Mortgage Assn. Pool #777452 4.215% 2063[6]	51	51
Government National Mortgage Assn. Pool #767639 4.412% 2063[6]	35	36
Government National Mortgage Assn. Pool #AA1709 4.549% 2063[6]	66	67
		47,329
Collateralized mortgage-backed obligations (privately originated) 0.32%
Arroyo Mortgage Trust, Series 2018-1, Class A1, 3.763% 2048[6,7,9]	728	743
Arroyo Mortgage Trust, Series 2019-1, Class A1, 3.805% 2049[6,7,9]	517	529
Finance of America Structured Securities Trust, Series 2019-HB1, Class A, 3.279% 2069[6,7,9]	368	371
Homeward Opportunities Fund Trust, Series 2018-1, 3.766% 2048[6,7,9]	173	175
Nationstar HECM Loan Trust, Series 2018-2, Class A, 3.188% 2028[6,7,9]	90	90
Nationstar HECM Loan Trust, Series 2019-1A, Class A, 2.651% 2029[6,7,9]	148	149
Station Place Securitization Trust, Series 2019-WL1, Class A, (1-month USD-LIBOR + 0.65%) 2.891% 2052[6,7,9]	760	763
		2,820
Total mortgage-backed obligations		50,149
Corporate bonds & notes 3.58% Utilities 0.71%
AEP Transmission Co. LLC 3.80% 2049	45	49
American Electric Power Co., Inc. 3.65% 2021	300	310
American Electric Power Co., Inc. 4.30% 2028	530	594
CenterPoint Energy, Inc. 3.85% 2024	100	106
CenterPoint Energy, Inc. 2.95% 2030	75	75
American Funds Insurance Series — Capital Income Builder — Page 57 of 199

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Connecticut Light and Power Co. 3.20% 2027	$125	$132
Consolidated Edison Co. of New York, Inc. 4.65% 2048	140	174
Consolidated Edison Co. of New York, Inc. 4.125% 2049	30	34
Consumers Energy Co. 3.25% 2046	130	133
Consumers Energy Co. 3.10% 2050	150	151
Dominion Resources, Inc., junior subordinated, 3.071% 2024[10]	75	77
DTE Energy Co. 3.95% 2049	35	40
DTE Energy Co., Series C, 2.529% 2024[7]	300	301
Duke Energy Carolinas, LLC 2.45% 2029	120	120
Duke Energy Corp. 2.65% 2026	115	116
Duke Energy Indiana, Inc. 3.25% 2049	25	25
Duke Energy Progress, LLC 3.60% 2047	14	15
Emera Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[10]	120	132
Emera US Finance LP 4.75% 2046	120	139
Entergy Corp. 5.125% 2020	200	204
Entergy Corp. 2.95% 2026	280	285
FirstEnergy Corp. 3.90% 2027	280	299
Florida Power & Light Co. 3.15% 2049	98	100
Jersey Central Power & Light Co. 4.30% 2026[9]	115	126
Mississippi Power Co. 4.25% 2042	335	364
Northern States Power Co. 2.90% 2050	50	48
Pacific Gas and Electric Co. 2.45% 2022[11]	210	208
Pacific Gas and Electric Co. 4.65% 2028[9,11]	284	302
Public Service Electric and Gas Co. 3.20% 2029	95	101
Public Service Electric and Gas Co. 3.85% 2049	135	153
Public Service Enterprise Group Inc. 2.875% 2024	100	103
Public Service Enterprise Group Inc. 3.20% 2049	50	51
Puget Sound Energy, Inc. 3.25% 2049	125	125
San Diego Gas & Electric Co. 4.10% 2049	140	159
SCANA Corp. 6.25% 2020	176	179
SCANA Corp. 4.75% 2021	108	111
SCANA Corp. 4.125% 2022	71	73
Southern California Edison Co. 2.85% 2029	75	76
Southern California Edison Co. 4.125% 2048	386	421
Virginia Electric and Power Co. 4.60% 2048	75	92
		6,303
Financials 0.69%
Allstate Corp. 3.85% 2049	70	78
Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)[10]	538	562
Bank of Montreal 2.50% 2024	350	354
Citigroup Inc. 3.98% 2030 (3-month USD-LIBOR + 1.023% on 3/20/2029)[10]	385	420
Hartford Financial Services Group, Inc. 2.80% 2029	190	190
HSBC Holdings PLC 3.973% 2030 (3-month USD-LIBOR + 1.61% on 5/22/2029)[10]	250	267
JPMorgan Chase & Co. 4.25% 2020	300	307
JPMorgan Chase & Co. 2.301% 2025 (USD-SOFR + 1.16% on 10/15/2024)[10]	235	234
JPMorgan Chase & Co. 2.739% 2030 (USD-SOFR + 1.51% on 10/15/2029)[10]	1,096	1,091
Marsh & McLennan Companies, Inc. 4.375% 2029	175	198
Metropolitan Life Global Funding I 2.40% 2021[9]	225	226
Mitsubishi UFJ Financial Group, Inc. 3.195% 2029	290	301
Morgan Stanley 5.50% 2020	300	308
Morgan Stanley 4.431% 2030 (3-month USD-LIBOR + 1.628% on 1/23/2029)[10]	462	519
New York Life Global Funding 3.00% 2028[9]	150	157
Prudential Financial, Inc. 3.70% 2051	85	88
American Funds Insurance Series — Capital Income Builder — Page 58 of 199

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Travelers Companies, Inc. 4.10% 2049	$70	$82
Wells Fargo & Co. 2.15% 2020	425	425
Wells Fargo & Co. 4.60% 2021	300	311
		6,118
Health care 0.42%
Abbott Laboratories 3.75% 2026	240	262
AstraZeneca PLC 3.375% 2025	200	211
Bayer US Finance II LLC 4.25% 2025[9]	210	224
Becton, Dickinson and Co. 3.70% 2027	85	90
Boston Scientific Corp. 3.75% 2026	170	182
Boston Scientific Corp. 4.70% 2049	15	18
Bristol-Myers Squibb Co. 4.125% 2039[9]	308	350
Centene Corp. 5.375% 2026[9]	100	105
Cigna Corp. 4.375% 2028	100	110
Cigna Corp. 4.80% 2038	130	146
Cigna Corp. 4.90% 2048	60	69
Eli Lilly and Co. 3.375% 2029	90	97
HCA Inc. 4.125% 2029	55	58
HCA Inc. 5.25% 2049	50	55
Merck & Co., Inc. 2.90% 2024	108	112
Pfizer Inc. 4.00% 2049	50	58
Takeda Pharmaceutical Co., Ltd. 4.40% 2023[9]	360	388
Takeda Pharmaceutical Co., Ltd. 5.00% 2028[9]	800	938
UnitedHealth Group Inc. 2.375% 2024	35	35
UnitedHealth Group Inc. 4.45% 2048	170	202
		3,710
Consumer staples 0.40%
Altria Group, Inc. 5.95% 2049	187	220
Anheuser-Busch Co./InBev Worldwide 4.90% 2046	200	238
British American Tobacco PLC 3.215% 2026	250	248
British American Tobacco PLC 3.557% 2027	660	664
British American Tobacco PLC 4.54% 2047	150	144
Conagra Brands, Inc. 4.30% 2024	70	75
Conagra Brands, Inc. 5.40% 2048	50	60
Keurig Dr Pepper Inc. 4.057% 2023	620	656
Keurig Dr Pepper Inc. 4.417% 2025	30	33
Keurig Dr Pepper Inc. 5.085% 2048	64	76
Kraft Heinz Co. 4.875% 2049[9]	260	263
Molson Coors Brewing Co. 4.20% 2046	65	66
Philip Morris International Inc. 3.375% 2029	280	294
Wal-Mart Stores, Inc. 2.55% 2023	510	521
		3,558
Energy 0.31%
Apache Corp. 4.25% 2030	105	107
Apache Corp. 5.35% 2049	180	187
BP Capital Markets PLC 3.79% 2024	170	181
BP Capital Markets PLC 4.234% 2028	175	198
Cenovus Energy Inc. 5.40% 2047	75	85
Concho Resources Inc. 4.30% 2028	140	151
Enbridge Energy Partners, LP 7.375% 2045	85	126
Energy Transfer Partners, LP 6.00% 2048	161	191
American Funds Insurance Series — Capital Income Builder — Page 59 of 199

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Energy Transfer Partners, LP 6.25% 2049	$150	$182
Equinor ASA 3.625% 2028	95	105
Noble Energy, Inc. 3.25% 2029	266	264
Occidental Petroleum Corp. 2.90% 2024	121	122
Occidental Petroleum Corp. 3.20% 2026	28	28
Occidental Petroleum Corp. 3.50% 2029	203	206
Petróleos Mexicanos 6.84% 2030[9]	150	155
Petróleos Mexicanos 7.69% 2050[9]	80	84
Total Capital International 2.434% 2025	175	177
Total Capital International 3.455% 2029	145	157
Total Capital International 3.461% 2049	20	21
TransCanada PipeLines Ltd. 4.25% 2028	60	67
Ultra Petroleum Corp. 11.00% 2024 (18.18% PIK)[12]	91	13
		2,807
Industrials 0.27%
Avolon Holdings Funding Ltd. 3.95% 2024[9]	317	326
Boeing Co. 2.70% 2022	420	428
Boeing Co. 3.10% 2026	88	92
Boeing Co. 3.60% 2034	90	98
CSX Corp. 4.75% 2048	50	60
CSX Corp. 3.35% 2049	120	118
Honeywell International Inc. 2.15% 2022	305	308
Honeywell International Inc. 2.30% 2024	175	178
Honeywell International Inc. 2.70% 2029	70	72
Republic Services, Inc. 2.50% 2024	270	273
Union Pacific Corp. 4.50% 2048	80	95
Union Pacific Corp. 4.30% 2049	110	129
Union Pacific Corp. 3.95% 2059	45	48
United Parcel Service, Inc. 4.25% 2049	60	70
Westinghouse Air Brake Technologies Corp. 4.40% 2024[10]	114	122
		2,417
Communication services 0.23%
AT&T Inc. 4.35% 2029	150	166
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2048	200	228
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2049	385	412
Comcast Corp. 4.00% 2047	100	111
Comcast Corp. 4.00% 2048	30	33
NBCUniversal Enterprise, Inc., junior subordinated, 5.25%[9]	630	649
Verizon Communications Inc. 4.329% 2028	142	161
Vodafone Group PLC 5.25% 2048	150	174
Vodafone Group PLC 4.25% 2050	75	77
		2,011
Information technology 0.22%
Broadcom Inc. 4.75% 2029[9]	530	561
Broadcom Ltd. 3.625% 2024	100	102
Broadcom Ltd. 3.875% 2027	200	201
Broadcom Ltd. 3.50% 2028	128	125
Fiserv, Inc. 3.50% 2029	540	570
Global Payments Inc. 3.20% 2029	84	85
American Funds Insurance Series — Capital Income Builder — Page 60 of 199

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Information technology (continued)	Principal amount (000)	Value (000)
Global Payments Inc. 4.15% 2049	$28	$30
PayPal Holdings, Inc. 2.85% 2029	246	247
		1,921
Consumer discretionary 0.21%
Bayerische Motoren Werke AG 2.95% 2022[9]	640	653
Bayerische Motoren Werke AG 3.15% 2024[9]	110	114
General Motors Co. 5.95% 2049	90	97
General Motors Financial Co. 3.55% 2022	140	143
Home Depot, Inc. 4.50% 2048	67	84
Lowe’s Companies, Inc. 3.65% 2029	140	150
Volkswagen Group of America Finance, LLC 3.20% 2026[9]	584	589
		1,830
Materials 0.07%
ArcelorMittal 3.60% 2024	305	309
Dow Chemical Co. 4.80% 2049[9]	97	107
Sherwin-Williams Co. 2.95% 2029	250	251
		667
Real estate 0.05%
Alexandria Real Estate Equities, Inc. 2.75% 2029	87	86
American Campus Communities, Inc. 3.30% 2026	128	131
Gaming and Leisure Properties, Inc. 3.35% 2024	90	91
Westfield Corp. Ltd. 3.50% 2029[9]	160	165
		473
Total corporate bonds & notes		31,815
Asset-backed obligations 1.29%
Cloud Pass-Through Trust, Series 2019-1A, Class CLOU, 3.554% 2022[6,7,9]	693	702
Drivetime Auto Owner Trust, Series 2019-3, Class A, 2.55% 2022[6,9]	378	378
Ford Credit Auto Owner Trust, Series 2015-1, Class A, 2.12% 2026[6,9]	6,959	6,956
Ford Credit Floorplan Master Owner Trust, Series 2019-3, Class A1, 2.23% 2024[6]	2,729	2,739
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 2039[6,9]	200	199
Westlake Automobile Receivables Trust, Series 2018-3A, Class A2A, 2.98% 2022[6,9]	494	495
		11,469
Municipals 0.05% South Carolina 0.05%
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-C, 5.00% 2035	350	418
Total municipals		418
Total bonds, notes & other debt instruments (cost: $198,136,000)		204,804
Short-term securities 7.68% Money market investments 7.68%	Shares
Capital Group Central Cash Fund 2.07%[13]	682,377	68,231
Total short-term securities (cost: $68,231,000)		68,231
Total investment securities 99.56% (cost: $837,210,000)		884,313
Other assets less liabilities 0.44%		3,930
Net assets 100.00%		$888,243
American Funds Insurance Series — Capital Income Builder — Page 61 of 199

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Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[14] (000)	Value at 9/30/2019[15] (000)	Unrealized (depreciation) appreciation at 9/30/2019 (000)
2 Year U.S. Treasury Note Futures	Long	351	January 2020	$70,200	$75,641	$(180)
5 Year U.S. Treasury Note Futures	Short	45	January 2020	(4,500)	(5,362)	40
10 Year Ultra U.S. Treasury Note Futures	Short	179	December 2019	(17,900)	(25,491)	300
20 Year U.S. Treasury Bond Futures	Long	49	December 2019	4,900	7,953	(213)
30 Year Ultra U.S. Treasury Bond Futures	Long	26	December 2019	2,600	4,990	(105)
						$(158)
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 9/30/2019 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 9/30/2019 (000)
2.3755%	U.S. EFFR	2/6/2021	$29,000	$331	$—	$331
2.37%	U.S. EFFR	3/8/2021	15,000	182	—	182
3-month USD-LIBOR	2.348%	4/1/2021	47,000	(440)	—	(440)
2.197%	U.S. EFFR	4/15/2021	31,000	335	—	335
1.6325%	U.S. EFFR	7/18/2021	40,000	163	—	163
2.21875%	U.S. EFFR	3/14/2024	9,000	367	—	367
					$—	$938
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $24,434,000, which represented 2.75% of the net assets of the fund.
[2]	Security did not produce income during the last 12 months.
[3]	Amount less than one thousand.
[4]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $913,000, which represented .10% of the net assets of the fund.
[5]	Index-linked bond whose principal amount moves with a government price index.
[6]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[7]	Coupon rate may change periodically.
[8]	Purchased on a TBA basis.
[9]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $18,032,000, which represented 2.03% of the net assets of the fund.
[10]	Step bond; coupon rate may change at a later date.
[11]	Scheduled interest and/or principal payment was not received.
[12]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[13]	Rate represents the seven-day yield at 9/30/2019.
[14]	Notional amount is calculated based on the number of contracts and notional contract size.
[15]	Value is calculated based on the notional amount and current market price.
American Funds Insurance Series — Capital Income Builder — Page 62 of 199

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Key to abbreviations and symbol
ADR = American Depositary Receipts
Auth. = Authority
CAD = Canadian dollars
EFFR = Effective Federal Funds Rate
GBP = British pounds
LIBOR = London Interbank Offered Rate
Ref. = Refunding
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To-be-announced
USD/$ = U.S. dollars
American Funds Insurance Series — Capital Income Builder — Page 63 of 199

Asset Allocation Fund
Investment portfolio
September 30, 2019
unaudited
Common stocks 61.93% Information technology 14.98%	Shares	Value (000)
Microsoft Corp.	6,641,900	$923,423
Broadcom Inc.	2,095,000	578,367
ASML Holding NV (New York registered)	1,865,000	463,303
ASML Holding NV	70,000	17,339
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	6,806,700	316,375
VeriSign, Inc.[1]	1,400,000	264,082
MKS Instruments, Inc.[2]	2,800,000	258,384
Intel Corp.	4,353,939	224,358
Intuit Inc.	800,000	212,752
Visa Inc., Class A	1,032,000	177,514
Dell Technologies Inc., Class C1	2,387,100	123,795
Mastercard Inc., Class A	451,000	122,478
RingCentral, Inc., Class A1	361,700	45,451
Sabre Corp.	1,794,500	40,188
MongoDB, Inc., Class A1	282,003	33,976
ServiceNow, Inc.[1]	129,200	32,797
PayPal Holdings, Inc.[1]	316,300	32,766
Corporate Risk Holdings I, Inc.[1,3,4]	168,812	20
		3,867,368
Financials 10.14%
Chubb Ltd.	2,375,000	383,420
First Republic Bank	3,380,000	326,846
Arch Capital Group Ltd.[1]	7,331,500	307,776
CME Group Inc., Class A	977,200	206,521
JPMorgan Chase & Co.	1,600,000	188,304
Capital One Financial Corp.	1,950,000	177,411
Bank of America Corp.	6,000,000	175,020
Citigroup Inc.	2,500,000	172,700
BlackRock, Inc.	229,000	102,052
Apollo Global Management, Inc., Class A	2,083,000	78,779
Intercontinental Exchange, Inc.	800,000	73,816
PNC Financial Services Group, Inc.	500,000	70,080
RenaissanceRe Holdings Ltd.	357,000	69,062
Nasdaq, Inc.	638,000	63,385
Aon PLC, Class A	275,000	53,232
TISCO Financial Group PCL, foreign registered	12,675,900	42,481
The Blackstone Group Inc., Class A	600,000	29,304
Ares Management Corp., Class A	1,015,403	27,223
AURELIUS Equity Opportunities SE & Co. KGaA, non-registered shares	598,761	24,708
Berkshire Hathaway Inc., Class A1	61	19,022
First Hawaiian, Inc.	400,000	10,680
HDFC Bank Ltd.	594,000	10,288
Tradeweb Markets Inc., Class A	156,400	5,784
		2,617,894
American Funds Insurance Series — Asset Allocation Fund — Page 64 of 199

unaudited
Common stocks (continued) Health care 9.70%	Shares	Value (000)
Johnson & Johnson	3,822,000	$494,490
UnitedHealth Group Inc.	2,016,300	438,182
Humana Inc.	1,265,000	323,423
Merck & Co., Inc.	2,420,300	203,741
Abbott Laboratories	2,300,000	192,441
Cigna Corp.	1,250,000	189,737
Bluebird Bio, Inc.[1]	1,558,700	143,120
Gilead Sciences, Inc.	1,500,000	95,070
Thermo Fisher Scientific Inc.	296,000	86,216
Daiichi Sankyo Co., Ltd.	1,291,300	81,258
Vertex Pharmaceuticals Inc.[1]	460,000	77,933
Pfizer Inc.	1,815,000	65,213
WellCare Health Plans, Inc.[1]	166,500	43,152
Allakos Inc.[1]	506,700	39,842
Cortexyme, Inc.[1]	815,700	20,335
NuCana PLC (ADR)[1]	603,988	4,373
Advanz Pharma Corp.[1,5]	175,310	2,106
Advanz Pharma Corp.[1]	41,657	500
Rotech Healthcare Inc.[1,3,4,5]	184,138	2,578
		2,503,710
Industrials 6.26%
Northrop Grumman Corp.	1,349,400	505,742
Boeing Co.	1,294,300	492,442
Lockheed Martin Corp.	847,200	330,459
CSX Corp.	1,615,000	111,871
Airbus SE, non-registered shares	786,130	102,136
Honeywell International Inc.	152,000	25,718
Waste Management, Inc.	214,000	24,610
TransDigm Group Inc.	45,000	23,430
		1,616,408
Consumer discretionary 4.84%
Home Depot, Inc.	1,188,000	275,640
Suzuki Motor Corp.	4,400,000	186,662
Amazon.com, Inc.[1]	103,000	178,799
General Motors Co.	4,100,000	153,668
VF Corp.	1,500,000	133,485
Aramark	3,000,000	130,740
Kontoor Brands, Inc.[2]	3,100,000	108,810
LVMH Moët Hennessy-Louis Vuitton SE	116,896	46,460
NIKE, Inc., Class B	357,000	33,529
		1,247,793
Communication services 3.98%
Charter Communications, Inc., Class A1	942,126	388,269
Alphabet Inc., Class C1	133,600	162,858
Alphabet Inc., Class A1	111,200	135,791
Facebook, Inc., Class A1	1,077,100	191,810
Verizon Communications Inc.	810,000	48,891
Netflix, Inc.[1]	180,800	48,386
Activision Blizzard, Inc.	519,500	27,492
Comcast Corp., Class A	550,000	24,794
		1,028,291
American Funds Insurance Series — Asset Allocation Fund — Page 65 of 199

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Common stocks (continued) Energy 3.87%	Shares	Value (000)
Noble Energy, Inc.	13,000,000	$291,980
Cenovus Energy Inc. (CAD denominated)	28,000,000	262,701
Royal Dutch Shell PLC, Class B (ADR)	2,745,000	164,426
Suncor Energy Inc.	4,000,000	126,173
Chevron Corp.	600,000	71,160
Exxon Mobil Corp.	640,000	45,190
ConocoPhillips	335,000	19,088
Diamondback Energy, Inc.	175,000	15,734
Tribune Resources, Inc.[1,3]	926,514	2,085
		998,537
Consumer staples 3.76%
Nestlé SA	3,006,689	326,200
Nestlé SA (ADR)	900,000	97,560
Philip Morris International Inc.	5,430,000	412,300
Altria Group, Inc.	2,500,000	102,250
British American Tobacco PLC	875,000	32,357
		970,667
Materials 2.79%
Dow Inc.	5,416,666	258,104
LyondellBasell Industries NV	1,250,000	111,838
Royal Gold, Inc.	695,000	85,631
DuPont de Nemours Inc.	916,666	65,367
Alcoa Corp.[1]	2,500,000	50,175
WestRock Co.	1,362,700	49,670
Franco-Nevada Corp.	293,737	26,765
Corteva, Inc.	916,666	25,667
Newmont Goldcorp Corp.	620,000	23,510
First Quantum Minerals Ltd.	2,775,000	23,313
		720,040
Real estate 0.93%
Crown Castle International Corp. REIT	755,000	104,953
Digital Realty Trust, Inc. REIT	525,000	68,150
American Tower Corp. REIT	296,000	65,454
		238,557
Utilities 0.68%
CMS Energy Corp.	2,284,700	146,107
DTE Energy Co.	226,000	30,049
		176,156
Total common stocks (cost: $11,004,652,000)		15,985,421
Rights & warrants 0.00% Energy 0.00%
Tribune Resources, Inc., Class A, warrants, expire 2023[1,3,4]	311,755	24
Tribune Resources, Inc., Class B, warrants, expire 2023[1,3,4]	242,476	13
Tribune Resources, Inc., Class C, warrants, expire 2023[1,3,4]	227,540	8
American Funds Insurance Series — Asset Allocation Fund — Page 66 of 199

unaudited
Rights & warrants (continued) Industrials 0.00%	Shares	Value (000)
Associated Materials, LLC, warrants, expire 2023[1,3,4]	71,030	$—[6]
Total rights & warrants (cost: $47,000)		45
Convertible stocks 0.51% Information technology 0.24%
Broadcom Inc., Series A, cumulative convertible preferred, 8.00% 2022	60,000	61,523
Real estate 0.15%
Crown Castle International Corp. REIT, Series A, 6.875% convertible preferred 2020	31,500	39,759
Health care 0.10%
Danaher Corp., Series A, 4.75% cumulative convertible preferred 2022	22,709	25,890
Industrials 0.02%
Associated Materials, LLC, convertible preferred, 14.00% 2020[3,4]	5,000	4,983
		4,983
Total convertible stocks (cost: $126,588,000)		132,155
Convertible bonds 0.01% Communication services 0.01%	Principal amount (000)
Gogo Inc., convertible notes, 6.00% 2022[7]	$ 1,352	1,617
Total convertible bonds (cost: $1,352,000)		1,617
Bonds, notes & other debt instruments 31.28% U.S. Treasury bonds & notes 12.90% U.S. Treasury 10.53%
U.S. Treasury 1.25% 2020[8]	278,117	277,547
U.S. Treasury 1.25% 2020	78,000	77,802
U.S. Treasury 1.375% 2020	46,500	46,394
U.S. Treasury 1.375% 2020	35,000	34,930
U.S. Treasury 1.50% 2020	500	499
U.S. Treasury 1.625% 2020	125,000	124,783
U.S. Treasury 1.625% 2020	10,000	9,990
U.S. Treasury 2.50% 2020	15,000	15,073
U.S. Treasury 1.125% 2021	32,000	31,680
U.S. Treasury 1.375% 2021	49,410	49,154
U.S. Treasury 1.50% 2021	3,777	3,766
U.S. Treasury 1.625% 2021	5,204	5,198
U.S. Treasury 1.75% 2021	9,500	9,522
U.S. Treasury 2.125% 2021	20,000	20,137
U.S. Treasury 2.25% 2021	138,000	139,123
U.S. Treasury 2.25% 2021	9,730	9,829
U.S. Treasury 2.50% 2021	200,000	201,882
U.S. Treasury 2.75% 2021	19,232	19,645
U.S. Treasury 1.50% 2022	8,359	8,345
U.S. Treasury 1.50% 2022	5,489	5,477
American Funds Insurance Series — Asset Allocation Fund — Page 67 of 199

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 1.875% 2022	$100,000	$100,608
U.S. Treasury 1.875% 2022	8,000	8,072
U.S. Treasury 1.875% 2022	5,000	5,039
U.S. Treasury 2.00% 2022	25,000	25,321
U.S. Treasury 2.125% 2022	37,000	37,643
U.S. Treasury 2.50% 2022	715	730
U.S. Treasury 1.625% 2023	18,000	18,031
U.S. Treasury 2.25% 2023	5,000	5,140
U.S. Treasury 2.375% 2023	5,000	5,128
U.S. Treasury 2.50% 2023	29,000	29,918
U.S. Treasury 2.75% 2023[8]	76,600	79,940
U.S. Treasury 2.75% 2023	31,326	32,603
U.S. Treasury 1.25% 2024	14,924	14,718
U.S. Treasury 1.75% 2024	155,150	156,501
U.S. Treasury 1.75% 2024	29,456	29,723
U.S. Treasury 2.125% 2024	52,500	53,757
U.S. Treasury 2.125% 2024	5,000	5,129
U.S. Treasury 2.125% 2024	5,000	5,122
U.S. Treasury 2.25% 2024	5,400	5,564
U.S. Treasury 2.25% 2024	5,000	5,143
U.S. Treasury 2.375% 2024	70,000	72,634
U.S. Treasury 2.50% 2024	225,000	233,757
U.S. Treasury 2.50% 2024	700	729
U.S. Treasury 2.00% 2025	44,800	45,803
U.S. Treasury 2.50% 2025	3,500	3,663
U.S. Treasury 2.625% 2025	26,900	28,517
U.S. Treasury 2.625% 2025	4,966	5,235
U.S. Treasury 2.75% 2025	3,229	3,433
U.S. Treasury 1.50% 2026	500	496
U.S. Treasury 1.625% 2026	7,000	7,004
U.S. Treasury 1.625% 2026	1,500	1,501
U.S. Treasury 1.875% 2026	77,925	79,233
U.S. Treasury 2.00% 2026	8,000	8,205
U.S. Treasury 2.25% 2026	7,072	7,349
U.S. Treasury 2.25% 2027	103,250	107,726
U.S. Treasury 2.375% 2027	880	928
U.S. Treasury 2.875% 2028	5,217	5,728
U.S. Treasury 1.625% 2029	37,263	37,106
U.S. Treasury 4.75% 2041[8]	15,000	22,194
U.S. Treasury 2.50% 2046[8]	5,000	5,388
U.S. Treasury 2.875% 2046[8]	88,550	102,562
U.S. Treasury 3.00% 2047[8]	70,000	83,047
U.S. Treasury 3.00% 2047[8]	12,460	14,777
U.S. Treasury 3.00% 2048	451	536
U.S. Treasury 2.25% 2049[8]	40,000	41,181
U.S. Treasury 2.875% 2049[8]	55,991	65,354
U.S. Treasury 3.00% 2049[8]	16,710	19,938
		2,718,630
U.S. Treasury inflation-protected securities 2.37%
U.S. Treasury Inflation-Protected Security 0.50% 2024[9]	35,603	36,081
U.S. Treasury Inflation-Protected Security 0.625% 2024[8,9]	224,515	228,275
U.S. Treasury Inflation-Protected Security 0.375% 2027[9]	8,231	8,335
U.S. Treasury Inflation-Protected Security 0.50% 2028[9]	62,406	63,946
American Funds Insurance Series — Asset Allocation Fund — Page 68 of 199

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities (continued)	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 0.75% 2028[9]	$17,886	$18,812
U.S. Treasury Inflation-Protected Security 0.25% 2029[9]	24,222	24,472
U.S. Treasury Inflation-Protected Security 0.875% 2029[9]	29,308	31,165
U.S. Treasury Inflation-Protected Security 1.375% 2044[8,9]	141,208	169,631
U.S. Treasury Inflation-Protected Security 1.00% 2046[9]	5,414	6,049
U.S. Treasury Inflation-Protected Security 0.875% 2047[8,9]	7,971	8,678
U.S. Treasury Inflation-Protected Security 1.00% 2049[8,9]	14,356	16,270
		611,714
Total U.S. Treasury bonds & notes		3,330,344
Corporate bonds & notes 11.46% Health care 1.83%
Abbott Laboratories 2.90% 2021	1,130	1,151
Abbott Laboratories 3.40% 2023	185	195
Abbott Laboratories 3.75% 2026	5,012	5,466
Abbott Laboratories 4.75% 2036	460	566
Abbott Laboratories 4.90% 2046	500	646
AbbVie Inc. 4.25% 2028	1,525	1,657
AbbVie Inc. 4.875% 2048	950	1,050
Allergan PLC 3.00% 2020	525	527
Allergan PLC 3.45% 2022	3,250	3,332
Allergan PLC 3.80% 2025	206	216
Anthem, Inc. 2.375% 2025	818	814
AstraZeneca PLC 2.375% 2022	4,072	4,103
AstraZeneca PLC 3.375% 2025	13,290	13,994
Bayer AG 2.375% 2019[7]	2,750	2,750
Bayer US Finance II LLC 3.875% 2023[7]	1,685	1,762
Bayer US Finance II LLC 4.25% 2025[7]	7,807	8,341
Bayer US Finance II LLC 4.375% 2028[7]	625	676
Bayer US Finance II LLC 4.20% 2034[7]	460	479
Becton, Dickinson and Co. 2.404% 2020	1,688	1,690
Becton, Dickinson and Co. 2.894% 2022	5,077	5,156
Becton, Dickinson and Co. 3.363% 2024	2,260	2,359
Becton, Dickinson and Co. 3.70% 2027	291	309
Boston Scientific Corp. 3.45% 2024	3,100	3,237
Boston Scientific Corp. 3.85% 2025	4,500	4,841
Boston Scientific Corp. 3.75% 2026	5,145	5,505
Boston Scientific Corp. 4.00% 2029	2,550	2,822
Boston Scientific Corp. 4.70% 2049	515	632
Bristol-Myers Squibb Co. 2.90% 2024[7]	1,205	1,244
Bristol-Myers Squibb Co. 3.20% 2026[7]	892	936
Bristol-Myers Squibb Co. 3.40% 2029[7]	4,548	4,867
Bristol-Myers Squibb Co. 4.125% 2039[7]	6,779	7,701
Bristol-Myers Squibb Co. 4.25% 2049[7]	1,843	2,149
Centene Corp. 4.75% 2022	8,770	8,980
Centene Corp. 4.75% 2025	2,825	2,907
Cigna Corp. 3.40% 2021	1,350	1,381
Cigna Corp. 3.75% 2023	2,762	2,891
Cigna Corp. 4.125% 2025	2,000	2,156
Cigna Corp. 4.375% 2028	4,597	5,049
Cigna Corp. 4.80% 2038	6,778	7,640
Cigna Corp. 4.90% 2048	825	948
CVS Health Corp. 3.35% 2021	393	400
American Funds Insurance Series — Asset Allocation Fund — Page 69 of 199

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
CVS Health Corp. 3.70% 2023	$1,005	$1,047
CVS Health Corp. 4.10% 2025	275	294
CVS Health Corp. 4.30% 2028	3,235	3,502
CVS Health Corp. 4.78% 2038	262	289
DaVita HealthCare Partners Inc. 5.00% 2025	3,650	3,650
Eli Lilly and Co. 3.375% 2029	5,355	5,803
Eli Lilly and Co. 3.95% 2049	2,750	3,190
Encompass Health Corp. 4.50% 2028	799	810
Endo International PLC 5.75% 2022[7]	7,340	4,771
Endo International PLC 6.00% 2025[7,10]	8,340	4,941
GlaxoSmithKline PLC 3.00% 2024	5,695	5,900
GlaxoSmithKline PLC 3.625% 2025	3,585	3,859
HCA Inc. 5.875% 2023	2,125	2,343
HCA Inc. 4.125% 2029	3,040	3,189
HCA Inc. 5.25% 2049	700	772
HealthSouth Corp. 5.75% 2024	6,279	6,368
HealthSouth Corp. 5.75% 2025	3,285	3,444
Jaguar Holding Co. 6.375% 2023[7]	1,600	1,658
Mallinckrodt PLC 4.875% 2020[7]	19,295	12,059
Mallinckrodt PLC 5.75% 2022[7]	1,490	566
Medtronic, Inc. 3.50% 2025	1,002	1,076
Merck & Co., Inc. 2.90% 2024	3,103	3,226
Merck & Co., Inc. 3.40% 2029	3,240	3,516
Molina Healthcare, Inc. 5.375% 2022	12,235	13,016
Molina Healthcare, Inc. 4.875% 2025[7]	5,242	5,288
Owens & Minor, Inc. 3.875% 2021	8,910	8,687
Owens & Minor, Inc., Term Loan B, (3-month USD-LIBOR + 4.50%) 6.60% 2025[11,12]	1,891	1,671
Par Pharmaceutical Companies Inc. 7.50% 2027[7]	5,335	4,868
Pfizer Inc. 2.80% 2022	4,250	4,333
Pfizer Inc. 2.95% 2024	3,825	3,978
Pfizer Inc. 3.45% 2029	14,455	15,686
Pfizer Inc. 4.00% 2049	1,910	2,207
Roche Holdings, Inc. 2.875% 2021[7]	2,043	2,078
Roche Holdings, Inc. 1.75% 2022[7]	1,165	1,160
Roche Holdings, Inc. 3.35% 2024[7]	935	992
Roche Holdings, Inc. 3.00% 2025[7]	4,673	4,900
Rotech Healthcare Inc., Term Loan A, (3-month USD-LIBOR + 3.25%) 5.294% 2023[3,4,11,12]	3,306	3,289
Rotech Healthcare Inc., Term Loan, (3-month USD-LIBOR + 11.00%) 13.59% 2023 (100% PIK)[3,4,11,12,13]	8,522	8,608
Shire PLC 2.40% 2021	4,498	4,520
Shire PLC 2.875% 2023	3,413	3,484
Shire PLC 3.20% 2026	16,330	16,866
Takeda Pharmaceutical Co., Ltd. 4.40% 2023[7]	11,295	12,173
Takeda Pharmaceutical Co., Ltd. 5.00% 2028[7]	1,875	2,197
Team Health Holdings, Inc. 6.375% 2025[7]	9,450	6,577
Tenet Healthcare Corp. 4.625% 2024	2,553	2,633
Tenet Healthcare Corp. 4.875% 2026[7]	18,500	19,009
Teva Pharmaceutical Finance Co. BV 2.20% 2021	1,055	968
Teva Pharmaceutical Finance Co. BV 2.80% 2023	29,086	23,596
Teva Pharmaceutical Finance Co. BV 6.00% 2024	12,016	10,401
Teva Pharmaceutical Finance Co. BV 3.15% 2026	27,048	19,001
Teva Pharmaceutical Finance Co. BV 4.10% 2046	3,550	2,241
UnitedHealth Group Inc. 2.375% 2024	590	594
UnitedHealth Group Inc. 3.50% 2024	4,500	4,739
American Funds Insurance Series — Asset Allocation Fund — Page 70 of 199

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Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
UnitedHealth Group Inc. 3.375% 2027	$500	$530
UnitedHealth Group Inc. 3.875% 2028	2,500	2,753
UnitedHealth Group Inc. 2.875% 2029	1,050	1,072
UnitedHealth Group Inc. 4.45% 2048	5,315	6,313
Valeant Pharmaceuticals International, Inc. 6.125% 2025[7]	22,525	23,426
Valeant Pharmaceuticals International, Inc. 9.25% 2026[7]	18,210	20,736
Zimmer Holdings, Inc. 3.15% 2022	7,070	7,209
		471,597
Financials 1.69%
ACE INA Holdings Inc. 2.30% 2020	1,345	1,349
ACE INA Holdings Inc. 2.875% 2022	3,880	3,979
ACE INA Holdings Inc. 3.35% 2026	1,380	1,475
ACE INA Holdings Inc. 4.35% 2045	800	984
AG Merger Sub II, Inc. 10.75% 2027[7]	1,904	1,942
Allstate Corp. 3.85% 2049	950	1,057
American Express Co. 2.20% 2020	6,000	6,010
American Express Co. 3.00% 2021	4,000	4,052
American International Group, Inc. 4.20% 2028	565	617
Bank of America Corp. 3.004% 2023 (3-month USD-LIBOR + 0.79% on 12/20/2022)[10]	341	348
Bank of America Corp. 3.55% 2024 (3-month USD-LIBOR + 0.78% on 3/5/2023)[10]	6,000	6,243
Bank of America Corp. 3.458% 2025 (3-month USD-LIBOR + 0.97% on 3/15/2024)[10]	1,432	1,495
Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)[10]	9,708	10,138
Bank of America Corp. 3.194% 2030 (3-month USD-LIBOR + 1.18% on 7/23/2029)[10]	3,025	3,125
Bank of Montreal 2.50% 2024	4,660	4,711
BB&T Corp. 2.45% 2020	3,000	3,002
BB&T Corp. 2.625% 2022	2,500	2,532
BB&T Corp. 2.75% 2022	2,287	2,322
Berkshire Hathaway Finance Corp. 4.20% 2048	7,520	8,825
Berkshire Hathaway Finance Corp. 4.25% 2049	1,125	1,336
Berkshire Hathaway Inc. 2.20% 2021	750	754
Berkshire Hathaway Inc. 2.75% 2023	2,115	2,171
Berkshire Hathaway Inc. 3.125% 2026	1,000	1,057
BNP Paribas 3.375% 2025[7]	3,225	3,337
Citigroup Inc. 2.90% 2021	2,000	2,031
Citigroup Inc. 2.876% 2023 (3-month USD-LIBOR + 0.95% on 7/24/2022)[10]	3,455	3,504
Citigroup Inc. 3.98% 2030 (3-month USD-LIBOR + 1.023% on 3/20/2029)[10]	9,110	9,940
Citigroup Inc. 4.65% 2048	2,430	2,978
CME Group Inc. 3.75% 2028	3,425	3,831
CME Group Inc. 4.15% 2048	395	474
Commonwealth Bank of Australia 2.25% 2020[7]	500	500
Compass Diversified Holdings 8.00% 2026[7]	2,775	2,948
Crédit Agricole SA 4.375% 2025[7]	850	904
Credit Suisse Group AG 3.80% 2023	1,625	1,698
Credit Suisse Group AG 3.869% 2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[7,10]	800	843
Danske Bank AS 2.70% 2022[7]	1,000	1,005
DNB Bank ASA 2.375% 2021[7]	2,000	2,007
FS Energy and Power Fund 7.50% 2023[7]	2,995	3,032
Goldman Sachs Group, Inc. 2.55% 2019	4,000	4,000
Goldman Sachs Group, Inc. 2.927% 2019[12]	3,911	3,916
Goldman Sachs Group, Inc. 2.905% 2023 (3-month USD-LIBOR + 0.99% on 7/24/2022)[10]	2,936	2,979
Goldman Sachs Group, Inc. 3.272% 2025 (3-month USD-LIBOR + 1.201% on 9/29/2024)[10]	1,800	1,859
Goldman Sachs Group, Inc. 3.691% 2028 (3-month USD-LIBOR + 1.51% on 6/5/2027)[10]	2,000	2,101
Goldman Sachs Group, Inc. 3.814% 2029 (3-month USD-LIBOR + 1.158% on 4/23/2028)[10]	390	414
American Funds Insurance Series — Asset Allocation Fund — Page 71 of 199

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Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Groupe BPCE SA 2.75% 2023[7]	$600	$610
Groupe BPCE SA 5.70% 2023[7]	3,460	3,817
Groupe BPCE SA 5.15% 2024[7]	2,500	2,740
Hartford Financial Services Group, Inc. 2.80% 2029	3,480	3,476
Hartford Financial Services Group, Inc. 3.60% 2049	1,000	1,011
HSBC Holdings PLC 3.262% 2023 (3-month USD-LIBOR + 1.055% on 3/13/2022)[10]	1,500	1,527
HSBC Holdings PLC 4.25% 2024	3,000	3,161
HSBC Holdings PLC 3.803% 2025 (3-month USD-LIBOR + 1.211% on 3/11/2024)[10]	625	651
HSBC Holdings PLC 4.583% 2029 (3-month USD-LIBOR + 1.535% on 6/19/2028)[10]	4,500	4,996
HSBC Holdings PLC 3.973% 2030 (3-month USD-LIBOR + 1.61% on 5/22/2029)[10]	7,200	7,695
Icahn Enterprises Finance Corp. 6.25% 2022	5,675	5,837
Intesa Sanpaolo SpA 3.375% 2023[7]	750	757
Intesa Sanpaolo SpA 5.017% 2024[7]	2,855	2,941
Intesa Sanpaolo SpA 5.71% 2026[7]	700	744
Intesa Sanpaolo SpA 3.875% 2027[7]	1,550	1,551
JPMorgan Chase & Co. 2.25% 2020	4,337	4,338
JPMorgan Chase & Co. 2.55% 2020	5,000	5,027
JPMorgan Chase & Co. 3.214% 2020 (3-month USD-LIBOR + 0.955%)[12]	3,986	3,998
JPMorgan Chase & Co. 3.559% 2024 (3-month USD-LIBOR + 0.73% on 4/23/2023)[10]	11,213	11,703
JPMorgan Chase & Co. 3.797% 2024 (3-month USD-LIBOR + 0.89% on 7/23/2023)[10]	3,276	3,459
JPMorgan Chase & Co. 2.301% 2025 (USD-SOFR + 1.16% on 10/15/2024)[10]	2,850	2,843
JPMorgan Chase & Co. 3.96% 2027 (3-month USD-LIBOR + 1.245% on 1/29/2026)[10]	4,500	4,874
JPMorgan Chase & Co. 3.54% 2028 (3-month USD-LIBOR + 1.38% on 5/1/2027)[10]	3,000	3,163
JPMorgan Chase & Co. 2.739% 2030 (USD-SOFR + 1.51% on 10/15/2029)[10]	17,931	17,845
JPMorgan Chase & Co. 3.702% 2030 (3-month USD-LIBOR + 1.16% on 5/6/2029)[10]	2,360	2,534
JPMorgan Chase & Co., Series Z, junior subordinated, 5.30% (3-month USD-LIBOR + 3.80% on 5/1/2020)[10]	2,700	2,727
Lloyds Banking Group PLC 2.907% 2023 (3-month USD-LIBOR + 0.81% on 11/7/2022)[10]	750	752
Lloyds Banking Group PLC 4.05% 2023	2,000	2,103
Lloyds Banking Group PLC 4.45% 2025	800	862
Lloyds Banking Group PLC 4.582% 2025	750	788
Lloyds Banking Group PLC 4.375% 2028	2,150	2,337
Marsh & McLennan Companies, Inc. 3.875% 2024	1,420	1,515
Marsh & McLennan Companies, Inc. 4.375% 2029	2,740	3,103
Marsh & McLennan Companies, Inc. 4.90% 2049	1,539	1,931
Metropolitan Life Global Funding I 2.50% 2020[7]	7,000	7,040
Metropolitan Life Global Funding I 1.95% 2021[7]	1,875	1,876
Mitsubishi UFJ Financial Group, Inc. 2.623% 2022	1,610	1,624
Mitsubishi UFJ Financial Group, Inc. 2.801% 2024	1,610	1,639
Mitsubishi UFJ Financial Group, Inc. 3.195% 2029	5,000	5,183
Morgan Stanley 2.50% 2021	3,000	3,020
Morgan Stanley 3.737% 2024 (3-month USD-LIBOR + 0.847% on 4/24/2023)[10]	3,825	3,997
Morgan Stanley 2.72% 2025 (USD-SOFR + 1.152% on 7/22/2024)[10]	450	455
Morgan Stanley 3.125% 2026	325	335
Morgan Stanley 4.431% 2030 (3-month USD-LIBOR + 1.628% on 1/23/2029)[10]	11,145	12,533
National Rural Utilities Cooperative Finance Corp. 3.70% 2029	2,640	2,921
Navient Corp. 6.50% 2022	3,675	3,923
Navient Corp. 5.50% 2023	9,110	9,440
Navient Corp. 7.25% 2023	725	791
Navient Corp. 6.125% 2024	7,530	7,848
New York Life Global Funding 1.70% 2021[7]	1,125	1,117
New York Life Global Funding 2.30% 2022[7]	250	251
New York Life Global Funding 2.35% 2026[7]	890	893
Nordea Bank AB 2.50% 2020[7]	2,450	2,462
PNC Bank 2.30% 2020	250	250
American Funds Insurance Series — Asset Allocation Fund — Page 72 of 199

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Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
PNC Bank 2.55% 2021	$6,500	$6,565
PNC Financial Services Group, Inc. 2.854% 2022[10]	1,445	1,474
PNC Financial Services Group, Inc. 3.50% 2024	3,850	4,070
PNC Financial Services Group, Inc. 3.90% 2024	2,000	2,142
Prudential Financial, Inc. 3.50% 2024	4,000	4,260
Prudential Financial, Inc. 3.878% 2028	500	550
Prudential Financial, Inc. 4.418% 2048	250	287
Prudential Financial, Inc. 4.35% 2050	10,000	11,486
Prudential Financial, Inc. 3.70% 2051	1,030	1,067
Rabobank Nederland 2.75% 2022	2,250	2,286
Rabobank Nederland 4.375% 2025	5,000	5,402
Skandinaviska Enskilda Banken AB 1.875% 2021	1,675	1,668
Skandinaviska Enskilda Banken AB 2.625% 2021	250	252
Skandinaviska Enskilda Banken AB 2.80% 2022	700	710
Springleaf Finance Corp. 6.125% 2024	5,675	6,122
Starwood Property Trust, Inc. 5.00% 2021	2,700	2,815
Swiss Re Finance (Luxembourg) SA 5.00% 2049 (UST Yield Curve Rate T Note Constant Maturity 5-year + 3.582% on 4/2/2029)[7,10]	2,800	3,100
TD Ameritrade Holding Corp. 2.75% 2029	1,050	1,058
Toronto-Dominion Bank 2.65% 2024	3,100	3,164
Travelers Companies, Inc. 4.00% 2047	1,588	1,822
Travelers Companies, Inc. 4.10% 2049	3,910	4,576
UBS Group AG 4.125% 2025[7]	2,750	2,974
UniCredit SpA 3.75% 2022[7]	7,175	7,340
UniCredit SpA 6.572% 2022[7]	475	510
UniCredit SpA 4.625% 2027[7]	625	665
UniCredit SpA 5.861% 2032[7,10]	2,400	2,476
US Bancorp 2.625% 2022	1,805	1,828
US Bancorp 3.40% 2023	5,675	5,952
US Bancorp 2.40% 2024	2,000	2,026
US Bancorp 3.70% 2024	5,000	5,335
US Bancorp 2.375% 2026	4,000	4,042
US Bank NA (3-month USD-LIBOR + 0.32%) 2.603% 2020[12]	1,950	1,951
US Bank NA 3.00% 2021	3,000	3,038
Wells Fargo & Co. (3-month USD-LIBOR + 0.65%) 2.762% 2019[12]	8,804	8,814
Wells Fargo & Co. 2.15% 2020	4,025	4,024
Wells Fargo & Co. 3.584% 2028 (3-month USD-LIBOR + 1.31% on 5/15/2027)[10]	217	230
Wells Fargo & Co. 4.15% 2029	4,725	5,237
Westpac Banking Corp. 2.15% 2020	5,000	5,003
Westpac Banking Corp. 2.75% 2023	1,750	1,787
		436,947
Energy 1.52%
American Energy (Permian Basin) (3-month USD-LIBOR + 6.50%) 9.076% 2019[7,12,14]	825	136
American Energy (Permian Basin) 7.125% 2020[7,14]	7,948	1,311
American Energy (Permian Basin) 7.375% 2021[7,14]	5,970	985
Apache Corp. 4.25% 2030	2,555	2,598
Apache Corp. 5.35% 2049	6,000	6,230
Ascent Resources Marcellus Holdings, Inc., Term Loan B, (3-month USD-LIBOR + 6.50%) 8.528% 2023[3,11,12]	1,223	1,187
BP Capital Markets PLC 3.41% 2026	3,460	3,661
BP Capital Markets PLC 4.234% 2028	11,170	12,648
Canadian Natural Resources Ltd. 2.95% 2023	2,700	2,751
Canadian Natural Resources Ltd. 4.95% 2047	4,500	5,327
Carrizo Oil & Gas Inc. 6.25% 2023	2,135	2,034
American Funds Insurance Series — Asset Allocation Fund — Page 73 of 199

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Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Cenovus Energy Inc. 3.80% 2023	$3,970	$4,097
Cenovus Energy Inc. 4.25% 2027	8,565	8,938
Cenovus Energy Inc. 5.25% 2037	1,350	1,473
Cenovus Energy Inc. 5.40% 2047	3,500	3,949
Chesapeake Energy Corp. 4.875% 2022	7,225	5,870
Chesapeake Energy Corp. 5.75% 2023	75	58
Chesapeake Energy Corp. 8.00% 2025	1,825	1,328
Chesapeake Energy Corp. 8.00% 2027	6,310	4,275
Chevron Corp. 2.498% 2022	4,000	4,061
Chevron Corp. 2.566% 2023	2,000	2,044
Chevron Corp. 3.326% 2025	1,165	1,251
Chevron Corp. 2.954% 2026	3,030	3,172
Comstock Resources, Inc. 9.75% 2026	4,225	3,549
Concho Resources Inc. 4.30% 2028	6,615	7,141
Concho Resources Inc. 4.85% 2048	750	861
CONSOL Energy Inc. 5.875% 2022	18,199	17,562
Convey Park Energy LLC 7.50% 2025[7]	1,800	1,449
DCP Midstream Operating LP 4.95% 2022	3,350	3,467
Diamond Offshore Drilling, Inc. 4.875% 2043	5,610	2,623
Enbridge Energy Partners, LP 5.20% 2020	120	122
Enbridge Energy Partners, LP 5.875% 2025	3,825	4,459
Enbridge Energy Partners, LP 7.375% 2045	1,245	1,846
Enbridge Energy Partners, LP, Series B, 7.50% 2038	2,000	2,861
Enbridge Inc. 4.00% 2023	3,008	3,190
Enbridge Inc. 3.70% 2027	2,569	2,717
Energy Transfer Partners, LP 4.15% 2020	2,182	2,215
Energy Transfer Partners, LP 4.50% 2024	1,210	1,290
Energy Transfer Partners, LP 4.75% 2026	2,494	2,706
Energy Transfer Partners, LP 5.25% 2029	5,757	6,500
Energy Transfer Partners, LP 5.40% 2047	650	710
Energy Transfer Partners, LP 6.00% 2048	774	916
Energy Transfer Partners, LP 6.25% 2049	9,257	11,255
EnLink Midstream Partners, LP 5.45% 2047	209	171
Enterprise Products Operating LLC 4.90% 2046	500	581
EOG Resources, Inc. 4.15% 2026	2,980	3,299
EQT Corp. 3.00% 2022	475	457
EQT Corp. 3.90% 2027	910	790
Equinor ASA 3.625% 2028	8,015	8,882
Extraction Oil & Gas, Inc. 5.625% 2026[7]	4,125	2,547
Exxon Mobil Corp. 2.222% 2021	8,070	8,114
Exxon Mobil Corp. 2.019% 2024	5,780	5,825
Exxon Mobil Corp. 2.275% 2026	5,780	5,830
Exxon Mobil Corp. 3.043% 2026	1,125	1,181
Exxon Mobil Corp. 2.44% 2029	9,841	9,944
Exxon Mobil Corp. 3.095% 2049	5,305	5,354
Genesis Energy, LP 6.75% 2022	4,737	4,824
Genesis Energy, LP 6.50% 2025	2,725	2,667
Halliburton Co. 3.80% 2025	260	276
Jonah Energy LLC 7.25% 2025[7]	1,825	630
Kinder Morgan, Inc. 4.30% 2028	4,359	4,741
Kinder Morgan, Inc. 5.20% 2048	756	872
Marathon Oil Corp. 4.40% 2027	1,005	1,073
McDermott International, Inc. 10.625% 2024[7]	3,705	898
MPLX LP 4.125% 2027	500	528
American Funds Insurance Series — Asset Allocation Fund — Page 74 of 199

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
MPLX LP 4.50% 2038	$750	$779
NGL Energy Partners LP 6.125% 2025	7,435	7,119
Noble Corp. PLC 7.95% 2025[10]	1,725	1,100
Noble Corp. PLC 8.95% 2045[10]	3,125	1,563
Noble Energy, Inc. 3.85% 2028	3,000	3,117
Noble Energy, Inc. 3.25% 2029	6,147	6,098
Noble Energy, Inc. 4.95% 2047	375	410
Oasis Petroleum Inc. 6.875% 2022	4,290	4,022
Occidental Petroleum Corp. 4.85% 2021	2,751	2,845
Occidental Petroleum Corp. 2.70% 2022	3,000	3,028
Occidental Petroleum Corp. 2.90% 2024	3,486	3,516
Occidental Petroleum Corp. 3.20% 2026	788	795
Occidental Petroleum Corp. 5.55% 2026	1,125	1,273
Occidental Petroleum Corp. 3.50% 2029	4,425	4,497
Occidental Petroleum Corp. 4.40% 2049	812	836
Peabody Energy Corp. 6.00% 2022[7]	2,150	2,172
Petróleos Mexicanos 5.35% 2028	1,870	1,792
Petróleos Mexicanos 6.84% 2030[7]	6,976	7,227
Petróleos Mexicanos 7.69% 2050[7]	939	982
Phillips 66 Partners LP 3.55% 2026	160	165
Phillips 66 Partners LP 4.68% 2045	400	430
Phillips 66 Partners LP 4.90% 2046	275	309
Pioneer Natural Resources Co. 3.45% 2021	3,345	3,390
QEP Resources, Inc. 5.25% 2023	810	755
QGOG Constellation SA 9.50% 2024[7,13,14]	856	372
Range Resources Corp. 5.00% 2022	175	165
Sabine Pass Liquefaction, LLC 5.875% 2026	923	1,059
Sabine Pass Liquefaction, LLC 4.20% 2028	1,307	1,387
Saudi Arabian Oil Co. 3.50% 2029[7]	2,060	2,152
Schlumberger BV 3.75% 2024[7]	495	522
Schlumberger BV 4.00% 2025[7]	70	75
Shell International Finance BV 2.25% 2020	1,965	1,974
Shell International Finance BV 1.875% 2021	1,000	1,001
Shell International Finance BV 3.50% 2023	2,235	2,370
Shell International Finance BV 2.50% 2026	1,890	1,925
Shell International Finance BV 3.875% 2028	4,590	5,159
SM Energy Co. 6.125% 2022	135	130
Statoil ASA 2.75% 2021	1,925	1,953
Statoil ASA 3.25% 2024	2,850	3,020
Statoil ASA 4.25% 2041	2,000	2,345
Sunoco LP 4.875% 2023	990	1,018
Teekay Corp. 9.25% 2022[7]	4,825	4,934
Teekay Offshore Partners LP 8.50% 2023[7]	3,550	3,523
Total Capital International 2.434% 2025	5,010	5,064
Total Capital International 3.455% 2029	14,140	15,283
Total Capital International 3.461% 2049	1,355	1,438
Total Capital SA 3.883% 2028	7,000	7,836
TransCanada PipeLines Ltd. 4.25% 2028	2,190	2,423
TransCanada PipeLines Ltd. 4.75% 2038	6,000	6,864
TransCanada PipeLines Ltd. 4.875% 2048	1,450	1,689
Transocean Inc. 9.00% 2023[7]	2,454	2,555
Ultra Petroleum Corp. 11.00% 2024 (18.18% PIK)[13]	4,723	685
Valaris PLC 7.75% 2026	2,575	1,391
Valaris PLC 5.75% 2044	7,095	3,051
American Funds Insurance Series — Asset Allocation Fund — Page 75 of 199

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Valero Energy Corp. 4.00% 2029	$4,000	$4,256
Vine Oil & Gas LP 8.75% 2023[7]	2,500	1,150
Weatherford International LLC 9.875% 2025[14]	2,550	893
Weatherford International Ltd., Term Loan, (3-month USD-LIBOR + 3.00%) 5.07% 2020[3,11,12]	8,331	8,352
Weatherford International PLC 4.50% 2022[14]	6,365	2,228
Weatherford International PLC 8.25% 2023[14]	5,800	2,088
Weatherford International PLC 9.875% 2024[14]	1,000	363
Weatherford International PLC 6.50% 2036[14]	7,595	2,658
Weatherford International PLC 6.75% 2040[14]	7,825	2,758
Williams Partners LP 4.30% 2024	85	90
		392,726
Utilities 1.38%
AEP Transmission Co. LLC 3.75% 2047	2,390	2,613
AEP Transmission Co. LLC 4.25% 2048	1,524	1,797
AEP Transmission Co. LLC 3.80% 2049	106	117
AES Corp. 5.50% 2025	2,448	2,549
Ameren Corp. 2.50% 2024	1,938	1,950
Ameren Corp. 3.70% 2047	750	817
Ameren Corp. 4.50% 2049	1,775	2,187
American Electric Power Co., Inc. 2.95% 2022	4,020	4,104
American Electric Power Co., Inc. 3.20% 2027	1,275	1,332
American Electric Power Co., Inc. 4.30% 2028	3,799	4,261
Berkshire Hathaway Energy Co. 2.40% 2020	1,245	1,246
Calpine Corp. 5.25% 2026[7]	2,595	2,696
Centerpoint Energy, Inc. 2.50% 2022	900	907
CenterPoint Energy, Inc. 3.85% 2024	6,077	6,417
CenterPoint Energy, Inc. 2.95% 2030	3,400	3,395
CenterPoint Energy, Inc. 3.70% 2049	2,775	2,821
CMS Energy Corp. 3.00% 2026	3,525	3,618
Comision Federal de Electricidad 4.75% 2027[7]	645	680
Commonwealth Edison Co. 4.35% 2045	1,585	1,891
Commonwealth Edison Co. 4.00% 2048	2,600	2,982
Connecticut Light and Power Co. 3.20% 2027	4,875	5,159
Consolidated Edison Co. of New York, Inc. 4.125% 2049	1,240	1,421
Consolidated Edison Co. of New York, Inc. 4.50% 2058	6,100	7,251
Consumers Energy Co. 3.375% 2023	395	414
Consumers Energy Co. 3.125% 2024	3,785	3,936
Consumers Energy Co. 3.25% 2046	2,264	2,322
Consumers Energy Co. 4.05% 2048	5,084	5,908
Consumers Energy Co. 3.10% 2050	5,410	5,433
Dominion Resources, Inc. 2.00% 2021	665	663
Dominion Resources, Inc. 2.75% 2022	800	808
Dominion Resources, Inc. 2.85% 2026	1,500	1,514
Dominion Resources, Inc., junior subordinated, 2.579% 2020[10]	713	715
Dominion Resources, Inc., junior subordinated, 3.071% 2024[10]	7,875	8,068
DTE Electric Co. 3.375% 2025	1,866	1,976
DTE Electric Co. 3.75% 2047	2,114	2,338
DTE Energy Co. 3.95% 2049	6,495	7,463
DTE Energy Co., Series C, 2.529% 2024[12]	6,400	6,427
Duke Energy Carolinas, Inc. 2.95% 2026	4,000	4,149
Duke Energy Carolinas, Inc. 3.95% 2028	2,500	2,793
Duke Energy Carolinas, LLC 2.45% 2029	1,635	1,639
Duke Energy Corp. 3.75% 2024	150	159
American Funds Insurance Series — Asset Allocation Fund — Page 76 of 199

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Duke Energy Corp. 2.65% 2026	$3,737	$3,758
Duke Energy Florida, LLC 3.20% 2027	2,420	2,540
Duke Energy Indiana, Inc. 3.25% 2049	2,600	2,600
Duke Energy Progress Inc. 4.15% 2044	2,020	2,317
Duke Energy Progress Inc. 3.70% 2046	3,975	4,280
Duke Energy Progress, LLC 3.375% 2023	2,040	2,143
Duke Energy Progress, LLC 3.60% 2047	4,167	4,415
EDP Finance BV 4.125% 2020[7]	3,402	3,419
EDP Finance BV 3.625% 2024[7]	6,425	6,651
Electricité de France SA 2.35% 2020[7]	650	652
Electricité de France SA 4.75% 2035[7]	1,250	1,417
Electricité de France SA 4.875% 2038[7]	2,750	3,202
Electricité de France SA 5.60% 2040	525	653
Emera US Finance LP 2.70% 2021	770	775
Emera US Finance LP 3.55% 2026	3,345	3,506
Emera US Finance LP 4.75% 2046	570	661
Enel Finance International SA 4.25% 2023[7]	4,339	4,611
Enel Finance International SA 3.50% 2028[7]	3,085	3,163
Enersis Américas SA 4.00% 2026	245	258
Entergy Corp. 2.95% 2026	1,160	1,179
Entergy Louisiana, LLC 4.20% 2048	4,200	4,931
Eversource Energy 3.80% 2023	2,730	2,889
Eversource Energy 3.30% 2028	573	595
Eversource Energy 4.25% 2029	4,414	4,931
Exelon Corp. 3.40% 2026	100	105
Exelon Corp., junior subordinated, 3.497% 2022[10]	1,075	1,103
FirstEnergy Corp. 3.90% 2027	9,389	10,014
FirstEnergy Corp. 4.85% 2047	2,500	2,975
Florida Power & Light Co. 3.70% 2047[7]	1,036	1,151
Florida Power & Light Co. 3.15% 2049	7,710	7,847
Gulf Power Co. 3.30% 2027	4,500	4,785
Jersey Central Power & Light Co. 4.30% 2026[7]	1,790	1,961
MidAmerican Energy Holdings Co. 3.10% 2027	2,000	2,106
Mississippi Power Co. 3.95% 2028	9,010	9,836
National Grid PLC 3.15% 2027[7]	275	285
National Rural Utilities Cooperative Finance Corp. 3.05% 2027	4,000	4,184
NiSource Finance Corp. 2.65% 2022	325	329
Northern States Power Co. 4.125% 2044	6,000	6,953
Northern States Power Co. 2.90% 2050	6,375	6,187
Oncor Electric Delivery Co. LLC 2.75% 2024[7]	1,525	1,567
Pacific Gas and Electric Co. 4.25% 2023[7,14]	7,445	7,706
Pacific Gas and Electric Co. 2.95% 2026[14]	250	247
Pacific Gas and Electric Co. 4.65% 2028[7,14]	750	799
PacifiCorp., First Mortgage Bonds, 3.60% 2024	5,695	6,031
PacifiCorp., First Mortgage Bonds, 3.50% 2029	4,000	4,366
PacifiCorp., First Mortgage Bonds, 4.125% 2049	5,500	6,391
Public Service Co. of Colorado 2.25% 2022	2,000	2,016
Public Service Electric and Gas Co. 3.20% 2029	4,223	4,496
Public Service Electric and Gas Co. 3.60% 2047	548	593
Public Service Electric and Gas Co. 3.85% 2049	1,890	2,148
Public Service Enterprise Group Inc. 2.65% 2022	1,900	1,928
Public Service Enterprise Group Inc. 2.875% 2024	2,625	2,697
Public Service Enterprise Group Inc. 2.25% 2026	385	382
Public Service Enterprise Group Inc. 3.20% 2049	4,650	4,768
American Funds Insurance Series — Asset Allocation Fund — Page 77 of 199

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Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Puget Energy, Inc. 6.50% 2020	$1,245	$1,304
Puget Energy, Inc. 6.00% 2021	1,823	1,940
Puget Energy, Inc. 5.625% 2022	1,965	2,102
Puget Sound Energy, Inc. 3.25% 2049	4,525	4,517
San Diego Gas & Electric Co. 3.75% 2047	4,000	4,265
San Diego Gas & Electric Co. 4.10% 2049	1,910	2,164
SCANA Corp. 6.25% 2020	3,785	3,841
South Carolina Electric & Gas Co. 5.45% 2041	921	1,211
Southern California Edison Co. 2.90% 2021	55	55
Southern California Edison Co. 3.40% 2023	150	155
Southern California Edison Co. 3.50% 2023	700	730
Southern California Edison Co. 2.85% 2029	3,075	3,104
Southern California Edison Co. 6.00% 2034	5,000	6,314
Southern California Edison Co. 5.35% 2035	3,000	3,559
Southern California Edison Co. 5.75% 2035	675	830
Southern California Edison Co. 4.125% 2048	4,783	5,212
Southern California Edison Co. 4.875% 2049	3,745	4,491
Southern California Edison Co., Series C, 3.60% 2045	5,752	5,845
Talen Energy Corp. 10.50% 2026[7]	885	765
Talen Energy Corp. 7.25% 2027[7]	1,930	1,971
Virginia Electric and Power Co. 3.80% 2028	2,000	2,195
Virginia Electric and Power Co. 4.60% 2048	4,200	5,167
Xcel Energy Inc. 4.00% 2028	4,000	4,408
		356,583
Communication services 1.00%
Alphabet Inc. 1.998% 2026	3,000	3,006
AT&T Inc. 3.80% 2027	305	324
AT&T Inc. 4.35% 2029	5,135	5,680
Cablevision Systems Corp. 6.75% 2021	9,575	10,341
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2023[7]	2,650	2,722
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2024	500	538
CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025	500	550
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[7]	5,050	5,340
CCO Holdings LLC and CCO Holdings Capital Corp. 5.05% 2029	2,303	2,579
CCO Holdings LLC and CCO Holdings Capital Corp. 6.484% 2045	6,035	7,364
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2048	5,250	5,992
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2049	7,067	7,558
CenturyLink, Inc. 6.75% 2023	8,475	9,301
CenturyLink, Inc. 7.50% 2024	1,500	1,681
CenturyLink, Inc., Series T, 5.80% 2022	2,625	2,779
Comcast Corp. 3.00% 2024	500	519
Comcast Corp. 3.70% 2024	2,245	2,395
Comcast Corp. 3.95% 2025	6,315	6,881
Comcast Corp. 2.35% 2027	4,000	3,985
Comcast Corp. 4.15% 2028	2,858	3,209
Comcast Corp. 3.20% 2036	750	771
Comcast Corp. 3.90% 2038	1,000	1,109
Comcast Corp. 4.60% 2038	4,000	4,801
Comcast Corp. 4.00% 2048	250	277
Comcast Corp. 4.70% 2048	1,049	1,288
Deutsche Telekom International Finance BV 1.95% 2021[7]	500	497
Deutsche Telekom International Finance BV 2.82% 2022[7]	784	794
Deutsche Telekom International Finance BV 9.25% 2032	3,570	5,625
American Funds Insurance Series — Asset Allocation Fund — Page 78 of 199

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Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Communication services (continued)	Principal amount (000)	Value (000)
Fox Corp. 3.666% 2022[7]	$1,035	$1,069
Fox Corp. 4.03% 2024[7]	3,925	4,178
Fox Corp. 4.709% 2029[7]	4,225	4,826
Fox Corp. 5.476% 2039[7]	5,000	6,152
Fox Corp. 5.576% 2049[7]	1,680	2,137
France Télécom 4.125% 2021	2,500	2,601
Frontier Communications Corp. 11.00% 2025	31,655	14,462
Gogo Inc. 9.875% 2024[7]	20,595	22,088
Inmarsat PLC 4.875% 2022[7]	9,800	9,969
Inmarsat PLC 6.50% 2024[7]	2,550	2,684
Intelsat Jackson Holding Co. 6.625% 2024[11]	1,400	1,428
Intelsat Jackson Holding Co. 8.00% 2024[7]	3,075	3,202
Intelsat Jackson Holding Co. 8.50% 2024[7]	9,225	9,314
Liberty Global PLC 5.50% 2028[7]	2,075	2,158
Ligado Networks, Term Loan, (3-month USD-LIBOR + 8.75%) 11.22% 2020 (100% PIK)[11,12,13]	5,962	4,746
MDC Partners Inc. 6.50% 2024[7]	2,950	2,703
NBCUniversal Enterprise, Inc., junior subordinated, 5.25%[7]	4,630	4,771
Orange SA 5.50% 2044	1,500	1,993
Sirius XM Radio Inc. 3.875% 2022[7]	3,450	3,523
Sirius XM Radio Inc. 4.625% 2024[7]	2,820	2,931
Trilogy International Partners, LLC 8.875% 2022[7]	12,800	12,256
Univision Communications Inc. 5.125% 2023[7]	6,475	6,491
Verizon Communications Inc. 4.016% 2029	2,000	2,225
Verizon Communications Inc. 4.50% 2033	2,000	2,329
Verizon Communications Inc. 4.862% 2046	470	576
Vodafone Group PLC 3.75% 2024	3,788	3,997
Vodafone Group PLC 4.125% 2025	2,500	2,706
Vodafone Group PLC 4.375% 2028	350	387
Vodafone Group PLC 5.25% 2048	1,408	1,635
Vodafone Group PLC 4.875% 2049	5,400	6,041
Vodafone Group PLC 4.25% 2050	7,000	7,166
Ziggo Bond Finance BV 5.50% 2027[7]	5,825	6,102
		256,752
Consumer discretionary 0.87%
Amazon.com, Inc. 2.40% 2023	1,500	1,527
Amazon.com, Inc. 2.80% 2024	1,500	1,562
American Axle & Manufacturing Holdings, Inc. 6.50% 2027	2,720	2,598
American Honda Finance Corp. 3.50% 2028	1,125	1,214
Bayerische Motoren Werke AG 2.25% 2023[7]	300	300
Bayerische Motoren Werke AG 3.45% 2023[7]	6,835	7,113
Bayerische Motoren Werke AG 3.15% 2024[7]	10,185	10,559
DaimlerChrysler North America Holding Corp. 2.25% 2020[7]	2,765	2,766
DaimlerChrysler North America Holding Corp. 3.35% 2023[7]	900	925
DaimlerChrysler North America Holding Corp. 3.65% 2024[7]	7,000	7,322
DaimlerChrysler North America Holding Corp. 3.75% 2028[7]	197	210
Ford Motor Credit Co. 2.597% 2019	3,000	3,000
Ford Motor Credit Co. 2.343% 2020	4,635	4,608
Ford Motor Credit Co. 3.157% 2020	500	501
Ford Motor Credit Co. 3.20% 2021	2,250	2,254
General Motors Co. 4.35% 2025	1,920	2,003
General Motors Co. 5.40% 2048	500	502
General Motors Financial Co. 2.35% 2019	3,500	3,500
General Motors Financial Co. 3.70% 2020	6,355	6,442
American Funds Insurance Series — Asset Allocation Fund — Page 79 of 199

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Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
General Motors Financial Co. 3.45% 2022	$3,625	$3,687
General Motors Financial Co. 3.45% 2022	2,000	2,039
General Motors Financial Co. 3.55% 2022	5,785	5,911
General Motors Financial Co. 3.50% 2024	5,008	5,074
General Motors Financial Co. 4.30% 2025	1,025	1,067
General Motors Financial Co. 4.35% 2027	500	515
Hanesbrands Inc. 4.625% 2024[7]	860	910
Hanesbrands Inc. 4.875% 2026[7]	2,700	2,866
Home Depot, Inc. 3.25% 2022	1,175	1,216
Home Depot, Inc. 3.90% 2028	1,075	1,209
Home Depot, Inc. 2.95% 2029	7,345	7,720
Home Depot, Inc. 4.25% 2046	3,500	4,194
Home Depot, Inc. 4.50% 2048	2,560	3,200
Hyundai Capital America 3.25% 2022[7]	480	487
Lowe’s Companies, Inc. 2.50% 2026	500	499
Lowe’s Companies, Inc. 3.65% 2029	5,714	6,116
Lowe’s Companies, Inc. 4.55% 2049	385	445
McDonald’s Corp. 3.35% 2023	420	439
MGM Resorts International 7.75% 2022	1,700	1,906
PetSmart, Inc. 5.875% 2025[7]	29,965	29,965
PetSmart, Inc. 8.875% 2025[7]	14,415	13,730
PetSmart, Inc., Term Loan, (3-month USD-LIBOR + 3.00%) 5.04% 2022[11,12]	5,947	5,747
Sally Holdings LLC and Sally Capital Inc. 5.50% 2023	340	344
Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	5,400	5,508
Scientific Games Corp. 8.25% 2026[7]	3,835	4,094
Staples, Inc. 7.50% 2026[7]	14,450	14,924
Starbucks Corp. 3.10% 2023	1,338	1,385
Starbucks Corp. 4.50% 2048	870	1,013
Toyota Motor Credit Corp. 3.05% 2028	2,430	2,570
Volkswagen Group of America Finance, LLC 4.00% 2021[7]	4,988	5,157
Volkswagen Group of America Finance, LLC 4.25% 2023[7]	7,405	7,895
Volkswagen Group of America Finance, LLC 4.625% 2025[7]	7,085	7,816
Volkswagen Group of America Finance, LLC 3.20% 2026[7]	8,867	8,949
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 2023[7]	4,918	5,072
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.50% 2025[7]	1,670	1,758
Wynn Resorts Ltd. 5.125% 2029[7]	846	888
		225,221
Industrials 0.83%
3M Co. 2.25% 2026	500	500
ADT Corp. 3.50% 2022	4,925	4,962
Allison Transmission Holdings, Inc. 5.00% 2024[7]	3,205	3,281
Associated Materials, LLC 9.00% 2024[7]	10,036	8,857
Avis Budget Group, Inc. 5.50% 2023	2,496	2,543
Avolon Holdings Funding Ltd. 3.625% 2022[7]	1,254	1,272
Avolon Holdings Funding Ltd. 3.95% 2024[7]	6,320	6,490
Avolon Holdings Funding Ltd. 4.375% 2026[7]	1,975	2,044
Boeing Co. 2.70% 2022	6,150	6,273
Boeing Co. 2.80% 2024	875	899
Boeing Co. 3.10% 2026	1,508	1,583
Boeing Co. 3.20% 2029	215	226
Boeing Co. 2.95% 2030	533	550
Boeing Co. 3.60% 2034	7,500	8,150
Boeing Co. 3.90% 2049	250	276
American Funds Insurance Series — Asset Allocation Fund — Page 80 of 199

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Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Burlington Northern Santa Fe, LLC 4.40% 2042	$5,000	$5,856
CSX Corp. 3.80% 2028	6,060	6,610
CSX Corp. 4.25% 2029	5,062	5,723
CSX Corp. 4.30% 2048	2,250	2,531
CSX Corp. 4.75% 2048	1,875	2,265
CSX Corp. 4.50% 2049	4,795	5,570
Dun & Bradstreet Corp. 6.875% 2026[7]	1,780	1,944
Dun & Bradstreet Corp., Term Loan B, (3-month USD-LIBOR + 5.00%) 7.054% 2026[11,12]	2,155	2,172
Euramax International, Inc. 12.00% 2020[7]	4,550	4,522
General Dynamics Corp. 3.375% 2023	2,550	2,670
General Dynamics Corp. 3.50% 2025	4,804	5,144
General Dynamics Corp. 3.75% 2028	720	800
General Electric Co. 2.70% 2022	6,535	6,554
Hardwoods Acquisition Inc. 7.50% 2021[7]	2,328	1,373
Hertz Global Holdings Inc. 7.625% 2022[7]	10,675	11,129
Honeywell International Inc. 2.15% 2022	4,400	4,438
Honeywell International Inc. 2.30% 2024	6,925	7,034
Honeywell International Inc. 2.70% 2029	4,330	4,478
Lockheed Martin Corp. 2.50% 2020	6,015	6,043
Lockheed Martin Corp. 3.10% 2023	545	562
Lockheed Martin Corp. 3.55% 2026	3,490	3,745
LSC Communications, Inc. 8.75% 2023[7]	3,475	2,554
Northrop Grumman Corp. 2.93% 2025	4,732	4,882
Northrop Grumman Corp. 3.25% 2028	5,920	6,220
Pisces Parent LLC 8.00% 2026[7]	6,415	6,335
R.R. Donnelley & Sons Co. 6.50% 2023	3,310	3,409
Republic Services, Inc. 2.50% 2024	3,660	3,704
Rockwell Collins, Inc. 2.80% 2022	3,745	3,808
Roper Technologies, Inc. 2.80% 2021	1,815	1,845
Roper Technologies, Inc. 3.80% 2026	410	439
Siemens AG 2.70% 2022[7]	2,685	2,729
Union Pacific Corp. 3.15% 2024	1,287	1,337
Union Pacific Corp. 3.75% 2025	4,643	5,005
Union Pacific Corp. 3.95% 2028	1,875	2,072
Union Pacific Corp. 3.70% 2029	8,500	9,274
Union Pacific Corp. 4.30% 2049	3,690	4,311
Union Pacific Corp. 3.95% 2059	1,365	1,463
United Parcel Service, Inc. 4.25% 2049	850	993
United Technologies Corp. 3.65% 2023	1,544	1,634
United Technologies Corp. 3.95% 2025	5,155	5,647
United Technologies Corp. 4.125% 2028	1,960	2,220
Vinci SA 3.75% 2029[7]	2,237	2,451
Virgin Australia Holdings Ltd. 8.50% 2019[7]	2,500	2,507
		213,908
Materials 0.78%
Air Liquide SA 2.25% 2029[7]	1,381	1,356
ArcelorMittal 3.60% 2024	13,305	13,457
CF Industries, Inc. 4.95% 2043	2,255	2,218
Chemours Co. 6.625% 2023	7,360	7,296
Chevron Phillips Chemical Co. LLC 3.30% 2023[7]	595	611
Chevron Phillips Chemical Co. LLC 3.70% 2028[7]	500	533
Cleveland-Cliffs Inc. 4.875% 2024[7]	3,025	3,086
Cleveland-Cliffs Inc. 5.75% 2025	9,456	9,314
American Funds Insurance Series — Asset Allocation Fund — Page 81 of 199

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Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
Cleveland-Cliffs Inc. 5.875% 2027[7]	$12,075	$11,466
Consolidated Energy Finance SA 6.50% 2026[7]	2,685	2,618
CVR Partners, LP 9.25% 2023[7]	1,750	1,831
Dow Chemical Co. 3.15% 2024[7]	1,565	1,608
Dow Chemical Co. 4.55% 2025[7]	1,405	1,545
Dow Chemical Co. 3.625% 2026[7]	2,523	2,635
Dow Chemical Co. 4.80% 2049[7]	1,890	2,091
DowDuPont Inc. 4.205% 2023	2,765	2,967
DowDuPont Inc. 4.493% 2025	2,498	2,761
DowDuPont Inc. 4.725% 2028	236	270
First Quantum Minerals Ltd. 7.25% 2022[7]	8,175	8,138
First Quantum Minerals Ltd. 7.25% 2023[7]	1,200	1,188
First Quantum Minerals Ltd. 6.50% 2024[7]	4,704	4,510
First Quantum Minerals Ltd. 7.50% 2025[7]	30,400	30,096
First Quantum Minerals Ltd. 6.875% 2026[7]	3,625	3,471
Freeport-McMoRan Inc. 3.55% 2022	13,018	13,083
Georgia-Pacific Corp. 2.539% 2019[7]	7,000	7,001
Glencore Funding LLC 4.125% 2024[7]	945	994
H.I.G. Capital, LLC 6.75% 2024[7]	2,366	2,197
Holcim Ltd. 5.15% 2023[7]	2,395	2,576
International Paper Co. 7.30% 2039	2,005	2,721
LSB Industries, Inc. 9.625% 2023[7]	3,840	4,070
Mineral Resources Ltd. 8.125% 2027[7]	850	877
Mosaic Co. 3.25% 2022	1,788	1,828
Mosaic Co. 4.05% 2027	1,587	1,650
Norbord Inc. 5.75% 2027[7]	3,850	3,956
Nova Chemicals Corp. 5.25% 2027[7]	4,475	4,675
Rayonier Advanced Materials Inc. 5.50% 2024[7]	5,124	3,769
Ryerson Inc. 11.00% 2022[7]	7,690	8,132
Sherwin-Williams Co. 2.75% 2022	264	268
Sherwin-Williams Co. 3.125% 2024	275	284
Sherwin-Williams Co. 3.45% 2027	695	728
Sherwin-Williams Co. 2.95% 2029	7,280	7,313
Sherwin-Williams Co. 4.50% 2047	1,020	1,146
Sherwin-Williams Co. 3.80% 2049	5,208	5,344
TPC Group Inc. 10.50% 2024[7]	1,843	1,931
Tronox Ltd. 6.50% 2026[7]	2,880	2,758
Venator Materials Corp. 5.75% 2025[7]	5,900	5,000
Warrior Met Coal, Inc. 8.00% 2024[7]	2,799	2,913
Westlake Chemical Corp. 4.375% 2047	500	493
		200,773
Consumer staples 0.74%
Altria Group, Inc. 3.80% 2024	2,630	2,751
Altria Group, Inc. 4.40% 2026	445	476
Altria Group, Inc. 4.80% 2029	2,508	2,753
Altria Group, Inc. 5.80% 2039	5,960	6,923
Altria Group, Inc. 4.50% 2043	3,000	3,017
Altria Group, Inc. 5.95% 2049	3,824	4,505
Anheuser-Busch Co./InBev Worldwide 4.70% 2036	445	515
Anheuser-Busch Co./InBev Worldwide 4.90% 2046	1,540	1,835
Anheuser-Busch InBev NV 4.15% 2025	9,333	10,203
Anheuser-Busch InBev NV 4.00% 2028	5,090	5,624
Anheuser-Busch InBev NV 4.75% 2029	886	1,033
American Funds Insurance Series — Asset Allocation Fund — Page 82 of 199

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Anheuser-Busch InBev NV 5.45% 2039	$8,658	$10,973
Anheuser-Busch InBev NV 5.55% 2049	3,258	4,272
B&G Foods, Inc. 4.625% 2021	440	442
B&G Foods, Inc. 5.25% 2025	1,660	1,701
British American Tobacco International Finance PLC 3.95% 2025[7]	4,250	4,428
British American Tobacco PLC 2.789% 2024	4,000	3,966
British American Tobacco PLC 3.222% 2024	2,826	2,862
British American Tobacco PLC 3.215% 2026	5,143	5,100
British American Tobacco PLC 3.557% 2027	1,000	1,006
British American Tobacco PLC 3.462% 2029	2,824	2,769
British American Tobacco PLC 4.39% 2037	5,500	5,349
British American Tobacco PLC 4.54% 2047	4,820	4,636
Conagra Brands, Inc. 4.30% 2024	4,685	5,031
Conagra Brands, Inc. 5.30% 2038	850	992
Conagra Brands, Inc. 5.40% 2048	1,015	1,207
Constellation Brands, Inc. 2.65% 2022	7,846	7,939
Constellation Brands, Inc. 2.70% 2022	195	198
Constellation Brands, Inc. 3.20% 2023	1,340	1,382
Constellation Brands, Inc. 3.60% 2028	938	991
Constellation Brands, Inc. 4.50% 2047	220	250
Costco Wholesale Corp. 2.75% 2024	11,125	11,521
General Mills, Inc. 3.70% 2023	195	205
Imperial Tobacco Finance PLC 3.50% 2023[7]	4,000	4,084
Keurig Dr Pepper Inc. 4.057% 2023	2,000	2,118
Keurig Dr Pepper Inc. 4.597% 2028	3,266	3,675
Keurig Dr Pepper Inc. 4.985% 2038	7,161	8,355
Keurig Dr Pepper Inc. 5.085% 2048	204	241
Kraft Heinz Co. 4.875% 2049[7]	3,130	3,164
Molson Coors Brewing Co. 2.25% 2020	1,525	1,524
Molson Coors Brewing Co. 3.00% 2026	460	465
Molson Coors Brewing Co. 4.20% 2046	2,950	2,988
Nestlé Holdings, Inc. 3.35% 2023[7]	750	788
Philip Morris International Inc. 2.00% 2020	1,000	1,000
Philip Morris International Inc. 1.875% 2021	1,500	1,497
Philip Morris International Inc. 2.375% 2022	1,960	1,974
Philip Morris International Inc. 2.625% 2022	1,670	1,691
Philip Morris International Inc. 2.875% 2024	788	809
Philip Morris International Inc. 3.25% 2024	2,000	2,087
Philip Morris International Inc. 3.375% 2029	3,268	3,431
Procter & Gamble Co. 1.70% 2021	400	400
Reckitt Benckiser Group PLC 2.375% 2022[7]	1,125	1,132
Reynolds American Inc. 4.45% 2025	4,655	4,970
Reynolds American Inc. 5.85% 2045	2,030	2,251
Wal-Mart Stores, Inc. 2.35% 2022	1,000	1,015
Wal-Mart Stores, Inc. 2.55% 2023	5,660	5,780
Wal-Mart Stores, Inc. 3.40% 2023	6,580	6,932
Wal-Mart Stores, Inc. 2.85% 2024	5,725	5,957
Wal-Mart Stores, Inc. 3.05% 2026	4,080	4,327
Wal-Mart Stores, Inc. 3.70% 2028	936	1,039
WM. Wrigley Jr. Co. 3.375% 2020[7]	250	254
		190,803
American Funds Insurance Series — Asset Allocation Fund — Page 83 of 199

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Information technology 0.50%	Principal amount (000)	Value (000)
Almonde Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 9.446% 2025[11,12]	$5,150	$4,957
Apple Inc. 3.00% 2024	625	651
Apple Inc. 3.35% 2027	40	43
Applied Systems, Inc., Term Loan, (3-month USD-LIBOR + 7.00%) 9.104% 2025[11,12]	600	609
Broadcom Inc. 3.125% 2022[7]	1,575	1,595
Broadcom Inc. 3.625% 2024[7]	1,575	1,604
Broadcom Inc. 4.25% 2026[7]	12,370	12,790
Broadcom Inc. 4.75% 2029[7]	15,370	16,261
Broadcom Ltd. 3.625% 2024	3,995	4,090
Broadcom Ltd. 3.875% 2027	3,060	3,079
Broadcom Ltd. 3.50% 2028	4,777	4,665
Diebold Nixdorf AG, Term Loan B, (3-month USD-LIBOR + 2.75%) 4.813% 2023[11,12]	1,424	1,342
Diebold, Inc. 8.50% 2024	3,100	2,933
Fidelity National Information Services, Inc. 3.75% 2029	990	1,075
Fiserv, Inc. 2.75% 2024	1,600	1,629
Fiserv, Inc. 3.20% 2026	7,455	7,735
Fiserv, Inc. 3.50% 2029	10,430	10,998
Fiserv, Inc. 4.40% 2049	1,800	2,030
Genesys Telecommunications Laboratories, Inc. 10.00% 2024[7]	875	948
Global Payments Inc. 3.20% 2029	2,525	2,563
Global Payments Inc. 4.15% 2049	941	991
International Business Machines Corp. 3.00% 2024	3,000	3,106
International Business Machines Corp. 3.50% 2029	2,000	2,149
Kronos Inc., Term Loan B, (3-month USD-LIBOR + 8.25%) 10.503% 2024[11,12]	4,375	4,457
McAfee, LLC, Term Loan, (3-month USD-LIBOR + 3.75%) 5.794% 2024[11,12]	2,925	2,934
Microsoft Corp. 3.30% 2027	4,000	4,315
Microsoft Corp. 4.20% 2035	6,000	7,189
Microsoft Corp. 4.10% 2037	1,000	1,188
Microsoft Corp. 4.25% 2047	250	311
PayPal Holdings, Inc. 2.65% 2026	2,364	2,378
PayPal Holdings, Inc. 2.85% 2029	2,770	2,785
Unisys Corp. 10.75% 2022[7]	3,125	3,430
Veritas Holdings Ltd. 7.50% 2023[7]	1,475	1,465
Veritas Holdings Ltd. 10.50% 2024[7]	1,710	1,624
Veritas US Inc., Term Loan B, (3-month USD-LIBOR + 4.50%) 6.544% 2023[11,12]	1,247	1,181
Visa Inc. 2.80% 2022	2,000	2,059
Visa Inc. 3.15% 2025	5,500	5,869
		129,028
Real estate 0.32%
Alexandria Real Estate Equities, Inc. 3.80% 2026	315	335
Alexandria Real Estate Equities, Inc. 3.95% 2028	1,220	1,317
Alexandria Real Estate Equities, Inc. 2.75% 2029	3,739	3,690
Alexandria Real Estate Equities, Inc. 3.375% 2031	3,280	3,424
Alexandria Real Estate Equities, Inc. 4.85% 2049	410	507
American Campus Communities, Inc. 3.35% 2020	500	505
American Campus Communities, Inc. 3.75% 2023	3,055	3,183
American Campus Communities, Inc. 4.125% 2024	2,075	2,222
American Campus Communities, Inc. 3.30% 2026	1,698	1,744
American Campus Communities, Inc. 3.625% 2027	6,050	6,361
American Tower Corp. 3.55% 2027	1,425	1,504
American Tower Corp. 3.60% 2028	1,000	1,055
Brandywine Operating Partnership, LP 3.95% 2023	1,070	1,116
Brookfield Property REIT Inc. 5.75% 2026[7]	3,300	3,461
American Funds Insurance Series — Asset Allocation Fund — Page 84 of 199

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Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Real estate (continued)	Principal amount (000)	Value (000)
Corporate Office Properties LP 3.60% 2023	$390	$398
Corporate Office Properties LP 5.25% 2024	3,595	3,875
EPR Properties 4.75% 2026	1,000	1,076
Essex Portfolio LP 3.875% 2024	1,000	1,055
Essex Portfolio LP 3.50% 2025	5,865	6,138
Essex Portfolio LP 4.00% 2029	1,800	1,968
Gaming and Leisure Properties, Inc. 3.35% 2024	2,298	2,323
Hospitality Properties Trust 4.50% 2023	1,945	2,004
Hospitality Properties Trust 4.50% 2025	150	152
Hospitality Properties Trust 4.95% 2027	500	507
Hospitality Properties Trust 3.95% 2028	1,950	1,853
Host Hotels & Resorts LP 4.50% 2026	355	384
Public Storage 2.37% 2022	565	571
Realogy Corp. 5.25% 2021[7]	3,075	3,075
Realogy Corp. 4.875% 2023[7]	4,625	4,347
Realogy Corp. 9.375% 2027[7]	2,545	2,377
Scentre Group 3.25% 2025[7]	1,000	1,026
Scentre Group 3.50% 2025[7]	3,075	3,190
Scentre Group 3.75% 2027[7]	2,430	2,566
UDR, Inc. 2.95% 2026	760	774
WEA Finance LLC 3.25% 2020[7]	5,055	5,107
Welltower Inc. 3.95% 2023	1,325	1,404
Westfield Corp. Ltd. 3.15% 2022[7]	4,290	4,378
Westfield Corp. Ltd. 3.50% 2029[7]	2,130	2,197
		83,169
Total corporate bonds & notes		2,957,507
Mortgage-backed obligations 6.10% Federal agency mortgage-backed obligations 5.85%
Fannie Mae 7.00% 2047[15]	12	14
Fannie Mae 7.00% 2047[15]	2	2
Fannie Mae Pool #735059 4.00% 2019[15]	—[6]	—[6]
Fannie Mae Pool #MA0704 4.00% 2021[15]	108	112
Fannie Mae Pool #AB2730 4.00% 2021[15]	6	6
Fannie Mae Pool #885290 6.00% 2021[15]	9	9
Fannie Mae Pool #AC1224 4.00% 2024[15]	830	864
Fannie Mae Pool #BM4112 4.00% 2024[15]	320	333
Fannie Mae Pool #AD0855 4.00% 2025[15]	846	881
Fannie Mae Pool #AE0375 4.00% 2025[15]	840	876
Fannie Mae Pool #AD7072 4.00% 2025[15]	9	9
Fannie Mae Pool #AE3069 4.00% 2025[15]	4	4
Fannie Mae Pool #AD3659 4.00% 2025[15]	2	3
Fannie Mae Pool #AE2321 4.00% 2025[15]	2	2
Fannie Mae Pool #AD8204 4.00% 2025[15]	2	2
Fannie Mae Pool #AH9695 4.00% 2026[15]	852	888
Fannie Mae Pool #AL5448 4.00% 2026[15]	849	885
Fannie Mae Pool #890297 4.00% 2026[15]	843	879
Fannie Mae Pool #AH6431 4.00% 2026[15]	648	683
Fannie Mae Pool #890329 4.00% 2026[15]	112	117
Fannie Mae Pool #AJ3010 4.00% 2026[15]	61	64
Fannie Mae Pool #AH8174 4.00% 2026[15]	7	8
Fannie Mae Pool #AH5618 4.00% 2026[15]	7	7
Fannie Mae Pool #AL3908 4.00% 2026[15]	5	6
American Funds Insurance Series — Asset Allocation Fund — Page 85 of 199

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #AH8275 4.00% 2026[15]	$4	$5
Fannie Mae Pool #AH0829 4.00% 2026[15]	5	5
Fannie Mae Pool #888204 6.00% 2026[15]	208	230
Fannie Mae Pool #AL7299 4.00% 2027[15]	416	434
Fannie Mae Pool #MA1109 4.00% 2027[15]	7	7
Fannie Mae Pool #AL8347 4.00% 2029[15]	849	885
Fannie Mae Pool #254767 5.50% 2033[15]	425	479
Fannie Mae Pool #555956 5.50% 2033[15]	285	323
Fannie Mae Pool #MA3764 2.50% 2034[15]	10,329	10,422
Fannie Mae Pool #BN1085 4.00% 2034[15]	1,859	1,943
Fannie Mae Pool #BN3172 4.00% 2034[15]	951	994
Fannie Mae Pool #AS8554 3.00% 2036[15]	18,712	19,257
Fannie Mae Pool #929185 5.50% 2036[15]	670	757
Fannie Mae Pool #893641 6.00% 2036[15]	1,513	1,738
Fannie Mae Pool #893688 6.00% 2036[15]	411	466
Fannie Mae Pool #907239 6.00% 2036[15]	78	88
Fannie Mae Pool #AD0249 5.50% 2037[15]	233	261
Fannie Mae Pool #190379 5.50% 2037[15]	125	141
Fannie Mae Pool #924952 6.00% 2037[15]	1,626	1,869
Fannie Mae Pool #888292 6.00% 2037[15]	1,174	1,352
Fannie Mae Pool #928031 6.00% 2037[15]	173	198
Fannie Mae Pool #888637 6.00% 2037[15]	21	24
Fannie Mae Pool #AD0119 6.00% 2038[15]	2,047	2,359
Fannie Mae Pool #AD0095 6.00% 2038[15]	1,483	1,708
Fannie Mae Pool #995674 6.00% 2038[15]	691	796
Fannie Mae Pool #AE0021 6.00% 2038[15]	631	729
Fannie Mae Pool #AB0538 6.00% 2038[15]	383	441
Fannie Mae Pool #AL7164 6.00% 2038[15]	372	427
Fannie Mae Pool #995391 6.00% 2038[15]	40	46
Fannie Mae Pool #889983 6.00% 2038[15]	39	44
Fannie Mae Pool #995224 6.00% 2038[15]	22	25
Fannie Mae Pool #AD0833 6.00% 2039[15]	1	1
Fannie Mae Pool #AL0013 6.00% 2040[15]	396	456
Fannie Mae Pool #AL0309 6.00% 2040[15]	129	148
Fannie Mae Pool #AB4536 6.00% 2041[15]	636	730
Fannie Mae Pool #AL7228 6.00% 2041[15]	507	582
Fannie Mae Pool #AP2131 3.50% 2042[15]	8,587	9,024
Fannie Mae Pool #AU8813 4.00% 2043[15]	3,457	3,748
Fannie Mae Pool #AU9348 4.00% 2043[15]	2,013	2,182
Fannie Mae Pool #AU9350 4.00% 2043[15]	1,838	1,969
Fannie Mae Pool #AL8773 3.50% 2045[15]	13,733	14,430
Fannie Mae Pool #AL8354 3.50% 2045[15]	3,320	3,497
Fannie Mae Pool #BC4764 3.00% 2046[15]	31,790	32,580
Fannie Mae Pool #AL8522 3.50% 2046[15]	6,525	6,874
Fannie Mae Pool #BD9699 3.50% 2046[15]	2,657	2,771
Fannie Mae Pool #BD9307 4.00% 2046[15]	2,145	2,266
Fannie Mae Pool #BC7611 4.00% 2046[15]	756	800
Fannie Mae Pool #BH4084 3.50% 2047[15]	35,105	36,355
Fannie Mae Pool #CA0770 3.50% 2047[15]	5,870	6,058
Fannie Mae Pool #BE1290 3.50% 2047[15]	5,195	5,417
Fannie Mae Pool #MA3211 4.00% 2047[15]	12,486	13,072
Fannie Mae Pool #BJ3775 3.50% 2048[15]	23,654	24,421
Fannie Mae Pool #BK7655 3.924% 2048[12,15]	1,562	1,633
Fannie Mae Pool #MA3495 4.00% 2048[15]	37,447	38,988
American Funds Insurance Series — Asset Allocation Fund — Page 86 of 199

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #MA3467 4.00% 2048[15]	$15,328	$15,961
Fannie Mae Pool #FM1437 4.00% 2048[15]	8,760	9,133
Fannie Mae Pool #BJ9256 4.00% 2048[15]	6,967	7,260
Fannie Mae Pool #MA3521 4.00% 2048[15]	2,414	2,511
Fannie Mae Pool #BK4764 4.00% 2048[15]	1,699	1,769
Fannie Mae Pool #BK6971 4.00% 2048[15]	782	816
Fannie Mae Pool #BK0920 4.00% 2048[15]	388	405
Fannie Mae Pool #MA3536 4.00% 2048[15]	277	288
Fannie Mae Pool #MA3443 4.00% 2048[15]	108	112
Fannie Mae Pool #MA3277 4.00% 2048[15]	52	55
Fannie Mae Pool #BK5255 4.00% 2048[15]	39	42
Fannie Mae Pool #MA3496 4.50% 2048[15]	413	434
Fannie Mae Pool #MA3692 3.50% 2049[15]	28,398	29,230
Fannie Mae Pool #MA3775 3.50% 2049[15]	27,971	28,753
Fannie Mae Pool #MA3803 3.50% 2049[15]	14,191	14,588
Fannie Mae Pool #MA3776 4.00% 2049[15]	18,682	19,457
Fannie Mae Pool #MA3664 4.00% 2049[15]	18,299	18,984
Fannie Mae Pool #MA3804 4.00% 2049[15]	2,537	2,639
Fannie Mae Pool #BO2188 4.00% 2049[15]	2,490	2,590
Fannie Mae Pool #MA3639 4.50% 2049[15]	3,832	4,037
Fannie Mae, Series 2001-T10, Class A1, 7.00% 2041[15]	146	171
Fannie Mae, Series 2002-W3, Class A5, 7.50% 2041[15]	36	42
Fannie Mae, Series 2012-M14, Class A2, Multi Family, 2.301% 2022[12,15]	1,830	1,847
Fannie Mae, Series 2012-M9, Class A2, Multi Family, 2.482% 2022[15]	3,442	3,482
Fannie Mae, Series 2012-M5, Class A2, Multi Family, 2.715% 2022[15]	3,176	3,215
Fannie Mae, Series 2014-M1, Class A2, Multi Family, 3.321% 2023[12,15]	7,281	7,552
Fannie Mae, Series 2013-M14, Class A2, Multi Family, 3.329% 2023[12,15]	7,021	7,396
Fannie Mae, Series 2014-M2, Class A2, Multi Family, 3.513% 2023[12,15]	5,760	6,074
Fannie Mae, Series 2014-M9, Class A2, Multi Family, 3.103% 2024[12,15]	6,215	6,496
Fannie Mae, Series 2014-M3, Class A2, Multi Family, 3.501% 2024[12,15]	5,549	5,850
Fannie Mae, Series 2017-M3, Class A2, Multi Family, 2.566% 2026[12,15]	9,665	9,876
Fannie Mae, Series 2017-M7, Class A2, Multi Family, 2.961% 2027[12,15]	2,891	3,041
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 2036[15]	84	76
Freddie Mac 3.00% 2037[15]	27,714	28,536
Freddie Mac 5.00% 2038[15]	950	1,050
Freddie Mac 6.50% 2038[15]	103	116
Freddie Mac 4.50% 2039[15]	177	192
Freddie Mac 5.00% 2040[15]	1,777	1,963
Freddie Mac 4.00% 2042[15]	3,930	4,204
Freddie Mac 4.00% 2043[15]	2,009	2,154
Freddie Mac 4.00% 2045[15]	12,512	13,376
Freddie Mac 3.00% 2046[15]	7,874	8,127
Freddie Mac 4.50% 2046[15]	1,607	1,701
Freddie Mac 4.50% 2046[15]	990	1,055
Freddie Mac 3.50% 2047[15]	39,675	41,101
Freddie Mac 3.50% 2047[15]	34,922	36,161
Freddie Mac 3.50% 2047[15]	22,319	23,116
Freddie Mac 3.50% 2047[15]	5,170	5,354
Freddie Mac 3.50% 2047[15]	4,037	4,211
Freddie Mac 3.50% 2048[15]	2,159	2,220
Freddie Mac 4.00% 2048[15]	41,491	43,191
Freddie Mac 4.00% 2048[15]	20,444	21,226
Freddie Mac Pool #ZS8710 3.00% 2033[15]	3,538	3,621
Freddie Mac Pool #G18729 3.00% 2034[15]	4,868	4,983
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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #G18732 3.00% 2034[15]	$4,659	$4,766
Freddie Mac Pool #J40154 3.00% 2034[15]	595	609
Freddie Mac Pool #Q23185 4.00% 2043[15]	2,220	2,407
Freddie Mac Pool #760014 3.479% 2045[12,15]	925	947
Freddie Mac Pool #G60344 4.00% 2045[15]	12,125	12,962
Freddie Mac Pool #760015 3.236% 2047[12,15]	1,725	1,743
Freddie Mac Pool #ZT1545 4.00% 2048[15]	56,139	58,221
Freddie Mac Pool #ZN4802 4.00% 2049[15]	2,703	2,813
Freddie Mac, Series T041, Class 3A, 5.414% 2032[12,15]	269	298
Freddie Mac, Series KS01, Class A1, Multi Family, 1.693% 2022[15]	1,130	1,125
Freddie Mac, Series K723, Class A2, Multi Family, 2.454% 2023[15]	3,025	3,071
Freddie Mac, Series K725, Class A2, Multi Family, 3.002% 2024[15]	5,555	5,770
Freddie Mac, Series K044, Class A2, Multi Family, 2.811% 2025[15]	4,265	4,429
Freddie Mac, Series K047, Class A2, Multi Family, 3.329% 2025[15]	4,000	4,274
Freddie Mac, Series K733, Class A2, Multi Family, 3.75% 2025[12,15]	9,778	10,631
Freddie Mac, Series K055, Class A2, Multi Family, 2.673% 2026[15]	10,050	10,441
Freddie Mac, Series K734, Class A2, Multi Family, 3.208% 2026[15]	7,370	7,840
Freddie Mac, Series K066, Class A2, Multi Family, 3.117% 2027[15]	4,755	5,096
Freddie Mac, Series K067, Class A2, Multi Family, 3.194% 2027[15]	5,770	6,219
Freddie Mac, Series K069, Class A2, Multi Family, 3.187% 2027[12,15]	2,380	2,564
Freddie Mac, Series K070, Class A2, Multi Family, 3.303% 2027[12,15]	3,145	3,415
Freddie Mac, Series K063, Class A2, Multi Family, 3.43% 2027[15]	4,375	4,768
Freddie Mac, Series K076, Class A2, Multi Family, 3.90% 2028[15]	7,864	8,892
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 2.50% 2056[15]	10,380	10,826
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 2.50% 2056[15]	2,342	2,421
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[15]	9,983	10,238
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[12,15]	5,479	5,600
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 2.75% 2057[12,15]	1,740	1,777
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[15]	3,443	3,624
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[15]	1,389	1,459
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 2058[15]	18,544	19,407
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[15]	4,155	4,349
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 2029[15]	8,235	8,654
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A2, 3.50% 2029[15]	2,455	2,648
Government National Mortgage Assn. 4.00% 2048[15]	13,916	14,693
Government National Mortgage Assn. 4.00% 2048[15]	1,639	1,720
Government National Mortgage Assn. 3.50% 2049[15,16]	64,780	67,126
Government National Mortgage Assn. 4.50% 2049[15]	43,025	45,032
Government National Mortgage Assn. 4.50% 2049[15,16]	10,582	11,062
Government National Mortgage Assn. 4.50% 2049[15]	4,851	5,077
Government National Mortgage Assn. Pool #MA5263 3.50% 2048[15]	16,715	17,346
Government National Mortgage Assn. Pool #MA5762 3.50% 2049[15]	18,073	18,738
Government National Mortgage Assn. Pool #MA5876 4.00% 2049[15]	76,592	79,698
Government National Mortgage Assn. Pool #MA5986 4.00% 2049[15]	30,140	31,427
Government National Mortgage Assn. Pool #MA6220 4.00% 2049[15]	25,000	26,144
Government National Mortgage Assn. Pool #MA5931 4.00% 2049[15]	4,790	4,990
Government National Mortgage Assn. Pool #MA6155 4.00% 2049[15]	3,287	3,444
Government National Mortgage Assn. Pool #MA5987 4.50% 2049[15]	46,956	49,333
Government National Mortgage Assn. Pool #MA6041 4.50% 2049[15]	23,057	24,292
Government National Mortgage Assn. Pool #MA6092 4.50% 2049[15]	12,847	13,579
Government National Mortgage Assn. Pool #MA6156 4.50% 2049[15]	11,774	12,413
Government National Mortgage Assn. Pool #MA5877 4.50% 2049[15]	3,259	3,411
Government National Mortgage Assn. Pool #MA5932 4.50% 2049[15]	2,135	2,241
Government National Mortgage Assn. Pool #MA5711 4.50% 2049[15]	1,514	1,584
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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Uniform Mortgage-Backed Security 2.50% 2034[15,16]	$14,583	$14,710
Uniform Mortgage-Backed Security 4.00% 2034[15,16]	17,452	18,158
Uniform Mortgage-Backed Security 4.00% 2049[15,16]	104	108
Uniform Mortgage-Backed Security 4.50% 2049[15,16]	81,001	85,310
		1,510,889
Collateralized mortgage-backed obligations (privately originated) 0.17%
Arroyo Mortgage Trust, Series 2018-1, Class A1, 3.763% 2048[7,12,15]	2,546	2,601
Bellemeade Re Ltd., Series 2019-3A, Class M1B, (1-month USD-LIBOR + 1.60%) 3.618% 2029[7,12,15]	3,810	3,819
Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00% 2068[7,12,15]	2,632	2,723
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IVA1, 6.00% 2034[15]	300	315
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 2069[7,15]	11,947	12,713
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 2069[7,15]	4,203	4,507
Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, 3.20% 2059[7,12,15]	6,270	6,307
Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.75% 2059[7,12,15]	964	973
MASTR Alternative Loan Trust, Series 2004-2, Class 2A1, 6.00% 2034[15]	653	690
Mello Warehouse Securitization Trust, Series 2018-W1, Class A, (1-month USD-LIBOR + 0.85%) 2.868% 2051[7,12,15]	1,690	1,695
Nationstar HECM Loan Trust, Series 2018-1A, Class A, 2.76% 2028[7,15]	167	167
Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.00% 2048[7,12,15]	3,605	3,703
Towd Point Mortgage Trust, Series 2019-SJ1, Class A1, 3.75% 2058[7,12,15]	2,234	2,258
		42,471
Commercial mortgage-backed securities 0.05%
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class AAB, 2.984% 2048[15]	1,185	1,214
Commercial Mortgage Trust, Series 2015-PC1, Class A5, 3.902% 2050[15]	4,735	5,122
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class ASB, 3.617% 2048[15]	1,400	1,469
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class ASB, 3.557% 2047[15]	1,000	1,048
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class ASB, 3.04% 2048[15]	1,180	1,211
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A, 3.35% 2029[7,15]	2,650	2,697
		12,761
Other mortgage-backed securities 0.03%
Royal Bank of Canada 1.875% 2020[15]	7,000	6,993
Total mortgage-backed obligations		1,573,114
Asset-backed obligations 0.55%
AmeriCredit Automobile Receivables Trust, Series 2016-3, Class B, 1.80% 2021[15]	352	352
AmeriCredit Automobile Receivables Trust, Series 2015-3, Class C, 2.73% 2021[15]	765	765
Angel Oak Capital Advisors LLC, CLO, Series 2013-9A, Class A1R, (3-month USD-LIBOR + 1.01%) 3.288% 2025[7,12,15]	1,032	1,032
Cloud Pass-Through Trust, Series 2019-1A, Class CLOU, 3.554% 2022[7,12,15]	2,772	2,807
Drive Auto Receivables Trust, Series 2016-CA, Class C, 3.02% 2021[7,15]	222	222
Drive Auto Receivables Trust, Series 2017-1, Class C, 2.84% 2022[15]	272	272
Drive Auto Receivables Trust, Series 2017-AA, Class C, 2.98% 2022[7,15]	443	444
Drive Auto Receivables Trust, Series 2019-3, Class A3, 2.49% 2023[15]	3,330	3,351
Drive Auto Receivables Trust, Series 2017-2, Class C, 2.75% 2023[15]	330	330
Drive Auto Receivables Trust, Series 2019-3, Class B, 2.65% 2024[15]	595	601
Drive Auto Receivables Trust, Series 2019-3, Class C, 2.90% 2025[15]	820	828
Drivetime Auto Owner Trust, Series 2019-3, Class A, 2.55% 2022[7,15]	377	378
Drivetime Auto Owner Trust, Series 2019-2A, Class A, 2.85% 2022[7,15]	624	627
Drivetime Auto Owner Trust, Series 2019-3, Class B, 2.60% 2023[7,15]	285	286
Drivetime Auto Owner Trust, Series 2017-4A, Class C, 2.86% 2023[7,15]	1,545	1,547
Drivetime Auto Owner Trust, Series 2017-3A, Class C, 3.01% 2023[7,15]	2,178	2,180
American Funds Insurance Series — Asset Allocation Fund — Page 89 of 199

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Drivetime Auto Owner Trust, Series 2019-3, Class C, 2.74% 2025[7,15]	$110	$111
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 2.13% 2022[7,15]	117	117
Enterprise Fleet Financing LLC, Series 2017-1, Class A3, 2.60% 2022[7,15]	655	657
Exeter Automobile Receivables Trust, Series 2019-2A, Class A, 2.93% 2022[7,15]	3,132	3,144
Exeter Automobile Receivables Trust, Series 2018-1A, Class C, 3.03% 2023[7,15]	3,000	3,016
Ford Credit Auto Owner Trust, Series 2016-2, Class A, 2.03% 2027[7,15]	2,900	2,900
Ford Credit Auto Owner Trust, Series 2017-1, Class A, 2.62% 2028[7,15]	3,330	3,373
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 2030[7,15]	13,095	13,723
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.52% 2030[7,15]	12,000	12,705
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 2031[7,15]	11,965	12,479
Global SC Finance II SRL, Series 2013-1A, Class A, 2.98% 2028[7,15]	90	90
Global SC Finance II SRL, Series 2014-1A, Class A1, 3.19% 2029[7,15]	215	215
Global SC Finance II SRL, Series 2017-1A, Class A, 3.85% 2037[7,15]	1,541	1,577
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 2039[7,15]	3,665	3,649
Santander Drive Auto Receivables Trust, Series 2016-2, Class C, 2.66% 2021[15]	203	203
Santander Drive Auto Receivables Trust, Series 2017-1, Class C, 2.58% 2022[15]	1,247	1,249
Symphony Ltd., CLO, Series 2013-12A, Class AR, (3-month USD-LIBOR + 1.03%) 3.333% 2025[7,12,15]	6,647	6,654
Synchrony Credit Card Master Note Trust, Series 2018-A1, Class A1, 3.38% 2024[15]	3,310	3,397
Synchrony Credit Card Master Note Trust, Series 2019-1, Class A, 2.95% 2025[15]	5,400	5,519
TAL Advantage V LLC, Series 2013-2A, Class A, 3.55% 2038[7,15]	1,092	1,099
TAL Advantage V LLC, Series 2014-1A, Class A, 3.51% 2039[7,15]	1,016	1,015
Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 2031[7,15]	3,250	3,326
Triton Container Finance LLC, Series 2017-1A, Class A, 3.52% 2042[7,15]	1,897	1,919
Triton Container Finance LLC, Series 2017-2A, Class A, 3.62% 2042[7,15]	1,653	1,673
Verizon Owner Trust, Series 2016-2A, Class A, 1.68% 2021[7,15]	1,073	1,072
Verizon Owner Trust, Series 2017-2A, Class A, 1.92% 2021[7,15]	5,557	5,552
Verizon Owner Trust, Series 2017-1A, Class A, 2.06% 2021[7,15]	3,758	3,757
Westlake Automobile Receivables Trust, Series 2019-2A, Class A2, 3.06% 2023[7,15]	3,330	3,341
Westlake Automobile Receivables Trust, Series 2019-2A, Class B, 2.62% 2024[7,15]	870	875
Westlake Automobile Receivables Trust, Series 2019-2A, Class C, 2.84% 2024[7,15]	1,390	1,402
World Financial Network Credit Card Master Note Trust, Series 2018-A, Class A, 3.07% 2024[15]	7,000	7,089
World Financial Network Credit Card Master Note Trust, Series 2019-A, Class A, 3.14% 2025[15]	5,375	5,501
World Financial Network Credit Card Master Note Trust, Series 2018-B, Class A, 3.46% 2025[15]	8,275	8,482
World Financial Network Credit Card Master Note Trust, Series 2019-C, Class A, 2.21% 2026[15]	6,000	6,011
		142,914
Bonds & notes of governments & government agencies outside the U.S. 0.16%
CPPIB Capital Inc. 2.375% 2021[7]	6,000	6,040
CPPIB Capital Inc. 2.25% 2022[7]	4,286	4,335
CPPIB Capital Inc. 2.75% 2027[7]	6,600	7,008
KfW 2.125% 2022	375	379
Manitoba (Province of) 3.05% 2024	2,600	2,745
Qatar (State of) 3.375% 2024[7]	2,315	2,426
Qatar (State of) 4.00% 2029[7]	745	827
Qatar (State of) 4.817% 2049[7]	750	930
Quebec (Province of) 2.375% 2022	5,057	5,130
Quebec (Province of) 2.75% 2027	9,000	9,558
Saudi Arabia (Kingdom of) 5.25% 2050[7]	1,000	1,247
		40,625
Municipals 0.06% South Carolina 0.05%
Housing Fin. Auth., Mortgage Rev. Ref. Bonds, Series 2014, AMT, 4.00% 2041	40	42
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2013-E, 5.00% 2048	20	22
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2014-A, 5.50% 2054	1,350	1,538
American Funds Insurance Series — Asset Allocation Fund — Page 90 of 199

unaudited
Bonds, notes & other debt instruments (continued) Municipals (continued) South Carolina (continued)	Principal amount (000)	Value (000)
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-A, 5.00% 2050	$1,390	$1,580
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-A, 5.00% 2055	2,955	3,350
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-E, 5.25% 2055	3,020	3,499
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-B, 5.00% 2035	410	489
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-B, 5.00% 2036	1,685	2,006
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-C, 5.00% 2035	650	775
		13,301
Illinois 0.01%
G.O. Bonds, Pension Funding, Series 2003, Assured Guaranty Municipal insured, 5.10% 2033	1,335	1,530
Minnesota 0.00%
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-A, 4.00% 2038	135	142
Connecticut 0.00%
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-A-1, 4.00% 2044	40	42
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-C-1, 4.00% 2044	55	57
		99
Maryland 0.00%
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Ref. Bonds, Series 2014-E, 2.857% 2040	50	50
Tennessee 0.00%
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2013-2-A, AMT, 4.00% 2043	20	21
Nebraska 0.00%
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2013-A, 3.00% 2043	15	15
South Dakota 0.00%
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2014-F, 4.00% 2034	10	10
Massachusetts 0.00%
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 167, 4.00% 2043	5	5
Total municipals		15,173
Federal agency bonds & notes 0.05%
Fannie Mae 1.875% 2026[8]	13,000	13,205
Total bonds, notes & other debt instruments (cost: $7,862,393,000)		8,072,882
American Funds Insurance Series — Asset Allocation Fund — Page 91 of 199

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Short-term securities 6.90% Money market investments 6.90%	Shares	Value (000)
Capital Group Central Cash Fund 2.07%[17]	17,811,323	$1,780,954
Total short-term securities (cost: $1,780,943,000)		1,780,954
Total investment securities 100.63% (cost: $20,775,975,000)		25,973,074
Other assets less liabilities (0.63)%		(162,206)
Net assets 100.00%		$25,810,868
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[18] (000)	Value at 9/30/2019[19] (000)	Unrealized appreciation (depreciation) at 9/30/2019 (000)
90 Day Euro Dollar Futures	Long	1,682	March 2020	$420,500	$413,478	$1,742
90 Day Euro Dollar Futures	Short	1,682	March 2021	(420,500)	(414,634)	(1,912)
2 Year U.S. Treasury Note Futures	Long	4,465	January 2020	893,000	962,208	(2,273)
5 Year U.S. Treasury Note Futures	Long	3,836	January 2020	383,600	457,053	(2,373)
10 Year U.S. Treasury Note Futures	Short	10	December 2019	(1,000)	(1,303)	17
10 Year Ultra U.S. Treasury Note Futures	Short	1,865	December 2019	(186,500)	(265,588)	3,141
30 Year Ultra U.S. Treasury Bond Futures	Long	651	December 2019	65,100	124,931	(2,599)
						$(4,257)
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 9/30/2019 (000)	Upfront payments/ receipts (000)	Unrealized depreciation at 9/30/2019 (000)
1.6365%	3-month USD-LIBOR	10/16/2019	$124,000	$(36)	$—	$(36)
3-month USD-LIBOR	2.18075%	3/29/2024	26,400	(768)	—	(768)
3-month USD-LIBOR	2.194%	3/29/2024	101,900	(3,021)	—	(3,021)
3-month USD-LIBOR	2.21875%	3/29/2024	107,250	(3,295)	—	(3,295)
3-month USD-LIBOR	2.945%	10/16/2044	28,000	(7,249)	—	(7,249)
					$—	$(14,369)
American Funds Insurance Series — Asset Allocation Fund — Page 92 of 199

unaudited
Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the nine months ended September 30, 2019, appear below.
	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Net realized loss (000)	Net unrealized appreciation (depreciation) (000)	Dividend or interest income (000)	Value of affiliates at 9/30/2019 (000)
Common stocks 1.42%
Information technology 1.00%
MKS Instruments, Inc.	—	2,800,000	—	2,800,000	$—	$21,108	$950	$258,384
Consumer discretionary 0.42%
Kontoor Brands, Inc.	—	3,100,000	—	3,100,000	—	23,004	1,736	108,810
Dillard’s, Inc., Class A (USA)[20]	1,700,000	—	1,700,000	—	(5,248)	7,584	340	—
								108,810
Energy 0.00%
Weatherford International PLC[1,20]	60,000,000	—	60,000,000	—	(446,158)	415,322	—	—
Total common stocks								367,194
Bonds, notes & other debt instruments 0.00%
Energy 0.00%
Weatherford International LLC 9.875% 2025[14,20]	$2,550,000	—	—	$2,550,000	—	(670)	127	—
Weatherford International PLC 4.50% 2022[14,20]	$6,365,000	—	—	$6,365,000	—	(1,626)	198	—
Weatherford International PLC 8.25% 2023[14,20]	$5,800,000	—	—	$5,800,000	—	(1,440)	243	—
Weatherford International PLC 9.875% 2024[14,20]	$1,000,000	—	—	$1,000,000	—	(257)	49	—
Weatherford International PLC 6.50% 2036[14,20]	$7,595,000	—	—	$7,595,000	—	(1,343)	249	—
Weatherford International PLC 6.75% 2040[14,20]	$7,825,000	—	—	$7,825,000	—	(1,324)	270	—
								—
Total 1.42%					$(451,406)	$460,358	$4,162	$367,194
American Funds Insurance Series — Asset Allocation Fund — Page 93 of 199

unaudited
[1]	Security did not produce income during the last 12 months.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $31,147,000, which represented .12% of the net assets of the fund.
[4]	Value determined using significant unobservable inputs.
[5]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[6]	Amount less than one thousand.
[7]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $982,583,000, which represented 3.81% of the net assets of the fund.
[8]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $15,656,000, which represented .06% of the net assets of the fund.
[9]	Index-linked bond whose principal amount moves with a government price index.
[10]	Step bond; coupon rate may change at a later date.
[11]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $52,680,000, which represented .20% of the net assets of the fund.
[12]	Coupon rate may change periodically.
[13]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[14]	Scheduled interest and/or principal payment was not received.
[15]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[16]	Purchased on a TBA basis.
[17]	Rate represents the seven-day yield at 9/30/2019.
[18]	Notional amount is calculated based on the number of contracts and notional contract size.
[19]	Value is calculated based on the notional amount and current market price.
[20]	Unaffiliated issuer at 9/30/2019.
Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare Inc.	9/26/2013	$6,949	$2,578.01%
Advanz Pharma Corp.	8/31/2018–9/4/2018	2,219	2,106.01
Total private placement securities		$ 9,168	$ 4,684.02%
Key to abbreviations and symbol
ADR = American Depositary Receipts	G.O. = General Obligation
Agcy. = Agency	ICE = Intercontinental Exchange, Inc.
AMT = Alternative Minimum Tax	LIBOR = London Interbank Offered Rate
Auth. = Authority	Ref. = Refunding
CAD = Canadian dollars	Rev. = Revenue
CLO = Collateralized Loan Obligations	SOFR = Secured Overnight Financing Rate
Dept. = Department	TBA = To-be-announced
Dev. = Development	USD/$ = U.S. dollars
Fin. = Finance
American Funds Insurance Series — Asset Allocation Fund — Page 94 of 199

Global Balanced Fund
Investment portfolio
September 30, 2019
unaudited
Common stocks 59.24% Information technology 11.64%	Shares	Value (000)
Broadcom Inc.	26,895	$7,425
PagSeguro Digital Ltd., Class A1	154,528	7,156
Taiwan Semiconductor Manufacturing Co., Ltd.[2]	804,000	7,041
ASML Holding NV	25,800	6,390
Microsoft Corp.	30,120	4,188
Temenos AG	18,000	3,012
Visa Inc., Class A	14,600	2,511
Infosys Ltd.	214,650	2,440
Mastercard Inc., Class A	7,600	2,064
Amphenol Corp., Class A	19,200	1,853
Intel Corp.	35,000	1,804
Keyence Corp.	2,900	1,794
Murata Manufacturing Co., Ltd.	23,200	1,113
		48,791
Health care 10.02%
Merck & Co., Inc.	116,325	9,792
AstraZeneca PLC	102,050	9,111
Humana Inc.	16,330	4,175
Coloplast A/S, Class B	21,200	2,553
Mettler-Toledo International Inc.[1]	3,500	2,465
GlaxoSmithKline PLC	93,300	2,001
UnitedHealth Group Inc.	8,045	1,748
Pfizer Inc.	47,500	1,707
Carl Zeiss Meditec AG, non-registered shares	14,700	1,676
Cigna Corp.	10,310	1,565
Fisher & Paykel Healthcare Corp. Ltd.	134,000	1,452
Gilead Sciences, Inc.	17,500	1,109
Koninklijke Philips NV	23,500	1,089
Novartis AG	10,500	911
Biogen Inc.[1]	2,800	652
		42,006
Financials 9.20%
Berkshire Hathaway Inc., Class A1	21	6,549
JPMorgan Chase & Co.	45,300	5,331
Sberbank of Russia PJSC (ADR)	331,000	4,692
Zurich Insurance Group AG	11,800	4,516
AIA Group Ltd.	426,000	4,025
B3 SA - Brasil, Bolsa, Balcao	376,000	3,948
BlackRock, Inc.	5,730	2,554
Hang Seng Bank Ltd.	114,000	2,458
Bank Central Asia Tbk PT	782,000	1,672
HDFC Bank Ltd. (ADR)	26,780	1,528
FinecoBank SpA	125,000	1,323
		38,596
American Funds Insurance Series — Global Balanced Fund — Page 95 of 199

unaudited
Common stocks (continued) Consumer staples 7.58%	Shares	Value (000)
Nestlé SA	64,100	$6,954
British American Tobacco PLC	156,300	5,780
Altria Group, Inc.	87,000	3,558
Keurig Dr Pepper Inc.	106,000	2,896
Philip Morris International Inc.	33,300	2,528
Anheuser-Busch InBev SA/NV	22,900	2,182
Coca-Cola Co.	32,000	1,742
Coca-Cola European Partners PLC	30,000	1,664
Walgreens Boots Alliance, Inc.	25,000	1,383
Budweiser Brewing Co., APAC Ltd.[1]	336,000	1,210
Procter & Gamble Co.	8,000	995
Coca-Cola FEMSA, SAB de CV, units	150,000	913
		31,805
Industrials 7.46%
Boeing Co.	11,250	4,280
Edenred SA	66,528	3,193
MTU Aero Engines AG	9,800	2,604
SMC Corp.	5,000	2,132
Airbus SE, non-registered shares	16,400	2,131
Lockheed Martin Corp.	5,450	2,126
CSX Corp.	30,000	2,078
Rational AG	2,800	2,008
Spirax-Sarco Engineering PLC	17,700	1,707
Watsco, Inc.	9,680	1,638
Bunzl PLC	60,600	1,583
Nidec Corp.	10,900	1,464
NIBE Industrier AB, Class B	106,000	1,344
BAE Systems PLC	170,000	1,192
United Parcel Service, Inc., Class B	9,300	1,114
International Consolidated Airlines Group, SA (CDI)	120,000	701
		31,295
Consumer discretionary 4.48%
Home Depot, Inc.	22,275	5,168
General Motors Co.	110,500	4,141
Amazon.com, Inc.[1]	1,375	2,387
LVMH Moët Hennessy-Louis Vuitton SE	5,765	2,291
Alibaba Group Holding Ltd. (ADR)[1]	13,700	2,291
Ocado Group PLC[1]	109,500	1,781
Carnival Corp., units	17,000	743
		18,802
Materials 2.46%
Givaudan SA	735	2,050
Akzo Nobel NV	18,777	1,674
Croda International PLC	27,388	1,637
Koninklijke DSM NV	12,000	1,444
LyondellBasell Industries NV	12,000	1,074
Rio Tinto PLC	18,000	931
Vale SA, ordinary nominative	60,000	690
Dow Inc.	10,982	523
Corteva, Inc.	10,982	307
		10,330
American Funds Insurance Series — Global Balanced Fund — Page 96 of 199

unaudited
Common stocks (continued) Real estate 1.86%	Shares	Value (000)
Crown Castle International Corp. REIT	23,940	$3,328
Gaming and Leisure Properties, Inc. REIT	59,720	2,283
Equinix, Inc. REIT	3,755	2,166
		7,777
Communication services 1.70%
Alphabet Inc., Class C1	3,579	4,363
Nintendo Co., Ltd.	7,500	2,776
		7,139
Energy 1.54%
Canadian Natural Resources, Ltd. (CAD denominated)	65,805	1,751
TOTAL SA	30,400	1,587
ConocoPhillips	27,000	1,539
Royal Dutch Shell PLC, Class B	40,000	1,178
Enbridge Inc. (CAD denominated)	11,523	404
		6,459
Utilities 1.30%
Ørsted AS	58,400	5,427
Total common stocks (cost: $193,009,000)		248,427
Bonds, notes & other debt instruments 34.88% Bonds & notes of governments & government agencies outside the U.S. 14.02%	Principal amount (000)
Abu Dhabi (Emirate of) 2.50% 2022[3]	$200	202
Abu Dhabi (Emirate of) 3.125% 2027[3]	200	210
Austrian Government, 0% 2024	€200	225
Belgium (Kingdom of), Series 77, 1.00% 2026	135	162
Belgium (Kingdom of), Series 85, 0.80% 2028	360	432
Brazil (Federative Republic of) 0% 2021	BRL3,000	662
Chile (Banco Central de) 4.00% 2023	CLP415,000	604
Chile (Banco Central de) 4.50% 2026	240,000	368
Chile (Republic of) 5.50% 2020	50,000	70
China (People’s Republic of), Series 1910, 3.86% 2049	CNY2,000	286
China Development Bank Corp., Series 1805, 4.04% 2028	4,000	572
China Development Bank Corp., Series 1905, 3.48% 2029	14,400	1,984
Colombia (Republic of) 4.375% 2021	$200	207
Colombia (Republic of), Series B, 10.00% 2024	COP718,000	249
Colombia (Republic of), Series B, 6.25% 2025	803,000	241
European Investment Bank 2.25% 2022	$225	228
French Republic O.A.T. 0.75% 2028	€450	539
French Republic O.A.T. 0.10% 2029[4]	281	345
French Republic O.A.T. 3.25% 2045	260	482
Germany (Federal Republic of) 2.25% 2021	60	69
Germany (Federal Republic of) 0.10% 2026[4]	295	356
Germany (Federal Republic of) 0.50% 2026	200	236
Germany (Federal Republic of) 0.25% 2029	205	242
Germany (Federal Republic of) 0.50% 2030[4]	290	387
Germany (Federal Republic of) 2.50% 2046	315	591
Germany (Federal Republic of) 1.25% 2048	125	190
Greece (Hellenic Republic of) 3.45% 2024	355	434
Greece (Hellenic Republic of) 3.375% 2025	430	530
Greece (Hellenic Republic of) 3.75% 2028	400	521
American Funds Insurance Series — Global Balanced Fund — Page 97 of 199

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Greece (Hellenic Republic of) 3.875% 2029	€750	$1,001
Greece (Hellenic Republic of) 3.90% 2033	240	327
Greece (Hellenic Republic of) 4.00% 2037	250	349
Greece (Hellenic Republic of) 4.20% 2042	250	365
India (Republic of) 7.68% 2023	INR15,900	235
India (Republic of) 8.83% 2023	10,400	160
India (Republic of) 6.97% 2026	52,300	751
India (Republic of) 7.17% 2028	15,700	227
Indonesia (Republic of) 3.75% 2022	$410	423
Indonesia (Republic of) 3.85% 2027[3]	400	423
Indonesia (Republic of), Series 64, 6.125% 2028	IDR344,000	22
Indonesia (Republic of), Series 78, 8.25% 2029	7,203,000	543
Ireland (Republic of) 3.40% 2024	€50	64
Ireland (Republic of) 0.90% 2028	350	416
Ireland (Republic of) 2.40% 2030	30	41
Israel (State of) 3.15% 2023	$400	418
Israel (State of) 1.50% 2027	€100	120
Israel (State of) 2.00% 2027	ILS2,100	659
Israel (State of) 5.50% 2042	1,000	479
Israel (State of) 4.125% 2048	$205	241
Italy (Republic of) 1.35% 2022	€180	204
Italy (Republic of) 0.10% 2023[4]	1,579	1,749
Italy (Republic of) 2.80% 2028	200	258
Italy (Republic of) 3.00% 2029	490	644
Italy (Republic of) 3.85% 2049	180	285
Japan, Series 395, 0.10% 2020	¥320,500	2,978
Japan, Series 394, 0.10% 2020	87,800	816
Japan, Series 134, 0.10% 2022	31,900	299
Japan, Series 17, 0.10% 2023[4]	10,480	99
Japan, Series 19, 0.10% 2024[4]	30,390	289
Japan, Series 18, 0.10% 2024[4]	20,840	198
Japan, Series 340, 0.40% 2025	20,000	194
Japan, Series 21, 0.10% 2026[4]	40,574	389
Japan, Series 346, 0.10% 2027	304,250	2,914
Japan, Series 22, 0.10% 2027[4]	25,432	245
Japan, Series 23, 0.10% 2028[4]	191,459	1,848
Japan, Series 24, 0.10% 2029[4]	213,767	2,064
Japan, Series 161, 0.60% 2037	170,000	1,703
Japan, Series 42, 1.70% 2044	94,100	1,165
Japan, Series 63, 0.40% 2049	41,000	385
Japan, Series 62, 0.50% 2049	151,700	1,463
KfW 2.125% 2022	$250	253
Kuwait (State of) 2.75% 2022[3]	200	203
Lithuania (Republic of) 7.375% 2020	100	102
Malaysia (Federation of), Series 0119, 3.906% 2026	MYR1,380	341
Malaysia (Federation of), Series 0418, 4.893% 2038	2,800	774
Morocco (Kingdom of) 4.25% 2022	$200	210
Morocco (Kingdom of) 3.50% 2024	€100	124
National Highways Authority of India 7.17% 2021	INR30,000	427
Netherlands (Kingdom of the) 5.50% 2028	€100	165
Norway (Kingdom of) 3.75% 2021	NKr7,251	830
Norway (Kingdom of) 2.00% 2023	6,599	744
Nova Scotia (Province of) 3.15% 2051	C$170	149
Peru (Republic of) 6.15% 2032	PEN675	230
Peru (Republic of) 5.625% 2050	$20	29
American Funds Insurance Series — Global Balanced Fund — Page 98 of 199

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Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Poland (Republic of), Series 1021, 5.75% 2021	PLN1,710	$463
Poland (Republic of), Series 0922, 5.75% 2022	870	243
Poland (Republic of), Series 1023, 4.00% 2023	400	109
Portuguese Republic 5.125% 2024	$250	285
Qatar (State of) 4.50% 2028[3]	500	571
Romania 2.875% 2029	€100	123
Romania 3.50% 2034	65	82
Romania 3.875% 2035	170	223
Romania 3.375% 2038	250	314
Romania 4.125% 2039	125	166
Romania 4.625% 2049	700	992
Russian Federation 7.00% 2023	RUB8,000	125
Russian Federation 2.875% 2025	€200	245
Russian Federation 2.875% 2025	100	122
Russian Federation 6.90% 2029	RUB16,250	251
Russian Federation 8.50% 2031	5,530	95
Russian Federation 7.70% 2033	1,530	25
Russian Federation 7.25% 2034	8,140	127
Saudi Arabia (Kingdom of) 2.894% 2022[3]	$200	203
Saudi Arabia (Kingdom of) 3.625% 2028[3]	200	212
South Africa (Republic of), Series R-214, 6.50% 2041	ZAR10,150	472
South Africa (Republic of), Series R-2044, 8.75% 2044	6,275	369
South Africa (Republic of), Series R-2048, 8.75% 2048	6,300	368
South Korea (Republic of), Series 2106, 4.25% 2021	KRW262,000	230
South Korea (Republic of), Series 2209, 2.00% 2022	560,000	477
South Korea (Republic of), Series 2812, 2.375% 2028	850,610	767
South Korea (Republic of), Series 3809, 2.375% 2038	803,510	775
Spain (Kingdom of) 1.45% 2027	€1,150	1,401
Spain (Kingdom of) 1.40% 2028	270	329
Sweden (Kingdom of) 1.125% 2019[3]	$200	200
Thailand (Kingdom of) 2.125% 2026	THB16,450	563
United Kingdom 3.75% 2020	£75	95
United Kingdom 1.75% 2022	280	359
United Kingdom 2.75% 2024	50	69
United Kingdom 4.25% 2040	50	101
United Kingdom 3.25% 2044	250	459
United Mexican States 0.70% 2021	¥100,000	931
United Mexican States, Series M, 5.75% 2026	MXN10,700	514
United Mexican States, Series M, 7.50% 2027	20,500	1,080
United Mexican States, Series M20, 8.50% 2029	7,000	395
Uruguay (Oriental Republic of) 9.875% 2022	UYU1,050	28
Uruguay (Oriental Republic of) 8.50% 2028	6,963	160
		58,776
U.S. Treasury bonds & notes 13.29% U.S. Treasury 11.02%
U.S. Treasury 1.00% 2019	$1,000	999
U.S. Treasury 1.375% 2020	700	698
U.S. Treasury 1.50% 2020	350	349
U.S. Treasury 1.75% 2020	564	564
U.S. Treasury 2.125% 2020	200	200
U.S. Treasury 2.50% 2020	420	422
U.S. Treasury 2.50% 2020	120	121
U.S. Treasury 2.625% 2020	100	101
U.S. Treasury 2.875% 2020	927	938
American Funds Insurance Series — Global Balanced Fund — Page 99 of 199

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Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 1.125% 2021	$1,025	$1,015
U.S. Treasury 1.375% 2021	550	547
U.S. Treasury 2.00% 2021	108	109
U.S. Treasury 2.25% 2021	5,000	5,041
U.S. Treasury 2.50% 2021	1,945	1,963
U.S. Treasury 2.875% 2021	2,250	2,307
U.S. Treasury 1.625% 2022[5]	2,850	2,853
U.S. Treasury 1.875% 2022	700	704
U.S. Treasury 1.875% 2022	600	605
U.S. Treasury 2.00% 2022	455	461
U.S. Treasury 2.00% 2022	75	76
U.S. Treasury 1.375% 2023	300	298
U.S. Treasury 1.75% 2023	100	101
U.S. Treasury 2.625% 2023	800	828
U.S. Treasury 2.625% 2023	105	110
U.S. Treasury 2.75% 2023	420	438
U.S. Treasury 2.75% 2023	101	105
U.S. Treasury 2.875% 2023	2,250	2,366
U.S. Treasury 2.125% 2024	2,025	2,077
U.S. Treasury 2.25% 2024	3,055	3,148
U.S. Treasury 2.25% 2024	200	207
U.S. Treasury 2.125% 2025	200	206
U.S. Treasury 3.00% 2025	900	972
U.S. Treasury 1.625% 2026	535	535
U.S. Treasury 1.625% 2026	440	440
U.S. Treasury 2.25% 2027	2,800	2,928
U.S. Treasury 2.25% 2027	1,000	1,046
U.S. Treasury 2.25% 2027	700	730
U.S. Treasury 2.375% 2027	1,500	1,581
U.S. Treasury 2.875% 2028[5]	1,695	1,861
U.S. Treasury 2.875% 2028	700	770
U.S. Treasury 3.125% 2028	900	1,011
U.S. Treasury 2.375% 2029	1,930	2,050
U.S. Treasury 2.625% 2029	282	305
U.S. Treasury 3.00% 2044	355	417
U.S. Treasury 2.50% 2045[5]	315	339
U.S. Treasury 3.00% 2045	100	118
U.S. Treasury 2.875% 2046	400	463
U.S. Treasury 3.00% 2048	236	280
U.S. Treasury 2.875% 2049	330	385
		46,188
U.S. Treasury inflation-protected securities 2.27%
U.S. Treasury Inflation-Protected Security 0.125% 2022[4]	222	221
U.S. Treasury Inflation-Protected Security 0.375% 2027[4]	372	376
U.S. Treasury Inflation-Protected Security 0.375% 2027[4]	225	229
U.S. Treasury Inflation-Protected Security 0.25% 2029[4]	903	912
U.S. Treasury Inflation-Protected Security 0.875% 2029[4]	4,293	4,565
U.S. Treasury Inflation-Protected Security 1.375% 2044[4,5]	523	628
U.S. Treasury Inflation-Protected Security 1.00% 2049[4,5]	2,294	2,600
		9,531
Total U.S. Treasury bonds & notes		55,719
American Funds Insurance Series — Global Balanced Fund — Page 100 of 199

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Bonds, notes & other debt instruments (continued) Corporate bonds & notes 5.38% Financials 1.10%	Principal amount (000)	Value (000)
ACE INA Holdings Inc. 2.875% 2022	$10	$10
ACE INA Holdings Inc. 3.35% 2026	10	11
ACE INA Holdings Inc. 4.35% 2045	20	25
Allianz SE 4.75% (3-month EUR-EURIBOR + 3.60% on 10/24/2023)[6]	€100	125
Banco del Estado de Chile 2.668% 2021[3]	$500	500
Bank of America Corp. 3.55% 2024 (3-month USD-LIBOR + 0.78% on 3/5/2023)[6]	100	104
Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)[6]	236	247
Barclays Bank PLC 10.00% 2021	£100	139
CaixaBank, SA 3.50% 2027 (5-year EUR Mid-Swap + 3.35% on 2/15/2022)[6]	€100	116
Goldman Sachs Group, Inc. 5.75% 2022	$70	75
Goldman Sachs Group, Inc. 2.905% 2023 (3-month USD-LIBOR + 0.99% on 7/24/2022)[6]	130	132
Goldman Sachs Group, Inc. 3.50% 2025	210	219
Goldman Sachs Group, Inc. 4.75% 2045	70	84
Groupe BPCE SA 5.70% 2023[3]	200	221
Groupe BPCE SA 1.00% 2025	€200	226
HSBC Holdings PLC 4.292% 2026 (3-month USD-LIBOR + 1.348% on 9/12/2025)[6]	$200	215
JPMorgan Chase & Co. 2.55% 2021	76	77
JPMorgan Chase & Co. 3.25% 2022	28	29
JPMorgan Chase & Co. 2.70% 2023	150	153
JPMorgan Chase & Co., Series S, junior subordinated, 6.75% (3-month USD-LIBOR + 3.78% on 2/1/2024)[6]	135	150
JPMorgan Chase Bank NA (3-month USD-LIBOR + 0.34%) 2.607% 2021[7]	300	300
Mizuho Financial Group, Ltd. 2.721% 2023 (3-month USD-LIBOR on 7/16/2022)[6]	271	273
Morgan Stanley 3.125% 2026	110	113
Morgan Stanley 4.431% 2030 (3-month USD-LIBOR + 1.628% on 1/23/2029)[6]	73	82
PNC Financial Services Group, Inc. 2.854% 2022[6]	100	102
Rabobank Nederland 3.875% 2023	€100	125
Skandinaviska Enskilda Banken AB 2.80% 2022	$250	253
UniCredit SpA 5.75% 2025[6]	€100	115
US Bancorp 2.85% 2023	$300	307
VEB Finance Ltd. 6.902% 2020[3]	100	103
		4,631
Utilities 0.89%
Abu Dhabi National Energy Co. PJSC (TAQA) 3.625% 2023[3]	200	206
American Electric Power Co., Inc. 2.15% 2020	215	215
CMS Energy Corp. 3.00% 2026	150	154
Duke Energy Carolinas, Inc. 3.05% 2023	280	290
Duke Energy Carolinas, Inc. 3.70% 2047	50	54
Duke Energy Corp. 3.75% 2024	110	117
Duke Energy Corp. 2.65% 2026	225	226
Duke Energy Progress, LLC 3.70% 2028	75	82
Enel Finance International SA 2.75% 2023[3]	200	201
Enel Finance International SA 3.625% 2027[3]	200	208
Enel Finance International SA 3.50% 2028[3]	400	410
Enersis Américas SA 4.00% 2026	110	116
Exelon Corp. 3.40% 2026	150	157
Exelon Corp., junior subordinated, 3.497% 2022[6]	25	26
FirstEnergy Corp. 3.90% 2027	250	267
FirstEnergy Corp. 3.50% 2028[3]	65	68
Niagara Mohawk Power Corp. 3.508% 2024[3]	85	90
NiSource Finance Corp. 2.65% 2022	50	51
Pacific Gas and Electric Co. 2.95% 2026[8]	25	25
Pacific Gas and Electric Co. 4.65% 2028[3,8]	114	121
Pacific Gas and Electric Co. 6.35% 2038[8]	62	73
American Funds Insurance Series — Global Balanced Fund — Page 101 of 199

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Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
State Grid Overseas Investment Ltd. 1.25% 2022	€100	$112
State Grid Overseas Investment Ltd. 3.50% 2027[3]	$450	475
		3,744
Health care 0.72%
Abbott Laboratories 3.75% 2026	51	56
AbbVie Inc. 2.50% 2020	180	180
AbbVie Inc. 2.90% 2022	60	61
AbbVie Inc. 3.20% 2026	73	74
AbbVie Inc. 4.50% 2035	15	16
Aetna Inc. 2.75% 2022	50	51
Aetna Inc. 2.80% 2023	10	10
Allergan PLC 3.00% 2020	30	30
Allergan PLC 4.75% 2045	3	3
Amgen Inc. 1.85% 2021	20	20
AstraZeneca PLC 2.375% 2022	110	111
AstraZeneca PLC 3.50% 2023	150	157
Bayer US Finance II LLC 3.875% 2023[3]	200	209
Bayer US Finance II LLC 4.40% 2044[3]	100	101
Becton, Dickinson and Co. 2.894% 2022	55	56
Becton, Dickinson and Co. 3.734% 2024	35	37
Becton, Dickinson and Co. 3.70% 2027	43	46
Bristol-Myers Squibb Co. 2.90% 2024[3]	178	184
Cigna Corp. 4.125% 2025	80	86
EMD Finance LLC 2.40% 2020[3]	200	200
EMD Finance LLC 3.25% 2025[3]	250	256
Humana Inc. 3.15% 2022	100	103
Medtronic, Inc. 3.50% 2025	45	48
Roche Holdings, Inc. 3.35% 2024[3]	200	212
Shire PLC 2.40% 2021	153	154
Shire PLC 2.875% 2023	69	70
Shire PLC 3.20% 2026	25	26
Takeda Pharmaceutical Co., Ltd. 4.40% 2023[3]	200	216
Takeda Pharmaceutical Co., Ltd. 2.25% 2026	€200	244
		3,017
Communication services 0.57%
AT&T Inc. 4.10% 2028	$55	60
Comcast Corp. 3.95% 2025	80	87
Deutsche Telekom International Finance BV 1.95% 2021[3]	150	149
Deutsche Telekom International Finance BV 9.25% 2032	45	71
France Télécom 9.00% 2031[6]	65	101
KT Corp. 0.30% 2020	¥100,000	926
Myriad International Holdings 6.00% 2020	$250	256
Myriad International Holdings 5.50% 2025	250	279
NBCUniversal Media, LLC 4.375% 2021	50	52
Verizon Communications Inc. 4.329% 2028	120	136
Verizon Communications Inc. 4.272% 2036	248	280
		2,397
Consumer staples 0.57%
Altria Group, Inc. 2.625% 2020	100	100
Altria Group, Inc. 1.00% 2023	€110	122
Altria Group, Inc. 2.20% 2027	270	314
American Funds Insurance Series — Global Balanced Fund — Page 102 of 199

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Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Altria Group, Inc. 5.80% 2039	$125	$145
Anheuser-Busch InBev NV 4.00% 2028	100	110
British American Tobacco PLC 2.789% 2024	75	74
British American Tobacco PLC 3.215% 2026	62	61
British American Tobacco PLC 3.557% 2027	105	106
British American Tobacco PLC 3.462% 2029	75	74
British American Tobacco PLC 4.39% 2037	80	78
British American Tobacco PLC 4.758% 2049	58	57
Conagra Brands, Inc. 4.30% 2024	210	226
Keurig Dr Pepper Inc. 4.597% 2028	175	197
Kroger Co. 3.50% 2026	140	146
Pernod Ricard SA 4.45% 2022[3]	150	157
Philip Morris International Inc. 2.00% 2020	55	55
Philip Morris International Inc. 2.90% 2021	100	102
Philip Morris International Inc. 2.625% 2022	15	15
Reynolds American Inc. 4.00% 2022	15	16
Reynolds American Inc. 4.45% 2025	105	112
Wal-Mart Stores, Inc. 2.85% 2024	110	114
		2,381
Consumer discretionary 0.53%
Amazon.com, Inc. 2.80% 2024	170	177
Amazon.com, Inc. 3.15% 2027	50	53
Bayerische Motoren Werke AG 2.95% 2022[3]	250	255
DaimlerChrysler North America Holding Corp. 2.00% 2021[3]	200	199
Hyundai Capital America 2.55% 2020[3]	135	135
Hyundai Capital America 3.25% 2022[3]	65	66
Hyundai Capital Services Inc. 3.75% 2023[3]	250	258
McDonald’s Corp. 3.50% 2020	50	51
McDonald’s Corp. 3.80% 2028	110	121
Nissan Motor Co., Ltd. 2.15% 2020[3]	120	120
Nissan Motor Co., Ltd. 2.60% 2022[3]	115	115
President & Fellows of Harvard College 3.619% 2037	150	169
Toyota Motor Credit Corp. 2.25% 2023	85	86
Volkswagen Group of America Finance, LLC 4.25% 2023[3]	380	405
		2,210
Energy 0.38%
Cenovus Energy Inc. 4.25% 2027	65	68
El Paso Pipeline Partners Operating Co., LLC 4.70% 2042	75	79
Enbridge Inc. 4.25% 2026	70	77
Enbridge Inc. 3.70% 2027	132	140
Halliburton Co. 3.80% 2025	35	37
Petróleos Mexicanos 7.19% 2024	MXN535	24
Petróleos Mexicanos 7.47% 2026	9,270	392
Petróleos Mexicanos 6.35% 2048	$55	51
Shell International Finance BV 3.50% 2023	330	350
Statoil ASA 3.15% 2022	160	164
Statoil ASA 3.70% 2024	50	54
Total Capital International 2.875% 2022	150	153
		1,589
American Funds Insurance Series — Global Balanced Fund — Page 103 of 199

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Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Information technology 0.26%	Principal amount (000)	Value (000)
Apple Inc. 2.50% 2022	$75	$76
Broadcom Ltd. 3.875% 2027	190	191
Microsoft Corp. 2.40% 2026	297	303
Microsoft Corp. 3.30% 2027	280	302
Oracle Corp. 2.65% 2026	216	221
		1,093
Industrials 0.20%
General Electric Capital Corp. 3.15% 2022	50	51
Lima Metro Line 2 Finance Ltd. 5.875% 2034[3]	200	221
Red de Carreteras de Occidente 9.00% 2028	MXN2,000	103
Thomson Reuters Corp. 4.30% 2023	$75	80
Union Pacific Corp. 2.95% 2023	100	102
United Technologies Corp. 3.10% 2022	106	109
United Technologies Corp. 4.125% 2028	170	193
		859
Real estate 0.16%
American Campus Communities, Inc. 3.35% 2020	15	15
American Campus Communities, Inc. 3.75% 2023	100	104
American Campus Communities, Inc. 4.125% 2024	90	97
Corporate Office Properties LP 3.60% 2023	65	66
Essex Portfolio LP 3.50% 2025	120	126
Essex Portfolio LP 3.375% 2026	40	42
WEA Finance LLC 3.75% 2024[3]	200	212
		662
Total corporate bonds & notes		22,583
Mortgage-backed obligations 2.19%
Core Industrial Trust, Series 2015-CALW, Class A, 3.04% 2034[3,9]	47	49
Fannie Mae Pool #MA3467 4.00% 2048[9]	502	523
Fannie Mae Pool #FM1437 4.00% 2048[9]	287	299
Fannie Mae Pool #MA3521 4.00% 2048[9]	79	82
Fannie Mae Pool #MA3692 3.50% 2049[9]	454	468
Fannie Mae Pool #MA3775 3.50% 2049[9]	255	262
Fannie Mae Pool #MA3693 4.00% 2049[9]	956	995
Fannie Mae Pool #MA3776 4.00% 2049[9]	614	639
Fannie Mae Pool #MA3664 4.00% 2049[9]	599	622
Fannie Mae Pool #MA3804 4.00% 2049[9]	83	86
Fannie Mae Pool #BO2188 4.00% 2049[9]	82	85
Freddie Mac Pool #ZT1545 4.00% 2048[9]	1,839	1,907
Freddie Mac Pool #2B7343 3.801% 2049[7,9]	408	422
Government National Mortgage Assn. 4.50% 2049[9,10]	30	32
Government National Mortgage Assn. Pool #MA5876 4.00% 2049[9]	134	139
Government National Mortgage Assn. Pool #MA5986 4.00% 2049[9]	29	30
Government National Mortgage Assn. Pool #MA5931 4.00% 2049[9]	5	5
Government National Mortgage Assn. Pool #MA5987 4.50% 2049[9]	717	754
Government National Mortgage Assn. Pool #MA6041 4.50% 2049[9]	355	374
Government National Mortgage Assn. Pool #MA5932 4.50% 2049[9]	38	39
Korea Housing Finance Corp. 2.50% 2020[3,9]	250	251
Korea Housing Finance Corp. 2.00% 2021[3,9]	250	249
Nykredit Realkredit AS, Series 01E, 1.50% 2037[9]	DKr1,526	230
American Funds Insurance Series — Global Balanced Fund — Page 104 of 199

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Nykredit Realkredit AS, Series 01E, 1.50% 2040[9]	DKr3,657	$550
Uniform Mortgage-Backed Security 4.00% 2049[9,10]	$85	88
		9,180
Total bonds, notes & other debt instruments (cost: $141,871,000)		146,258
Short-term securities 5.56% Money market investments 5.43%	Shares
Capital Group Central Cash Fund 2.07%[11]	227,907	22,789
Other short-term securities 0.13%	Principal amount (000)
United Kingdom Treasury Bills 0.72% due 10/14/2019–10/21/2019	£445	547
Total short-term securities (cost: $23,369,000)		23,336
Total investment securities 99.68% (cost: $358,249,000)		418,021
Other assets less liabilities 0.32%		1,347
Net assets 100.00%		$419,368
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[12] (000)	Value at 9/30/2019[13] (000)	Unrealized depreciation at 9/30/2019 (000)
5 Year U.S. Treasury Note Futures	Long	22	January 2020	$2,200	$2,621	$(14)
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 9/30/2019 (000)
Purchases (000)	Sales (000)
USD334	EUR300	Goldman Sachs	10/3/2019	$7
USD575	JPY61,000	JPMorgan Chase	10/4/2019	10
GBP526	USD645	Bank of America, N.A.	10/4/2019	2
USD516	THB15,900	Standard Chartered Bank	10/4/2019	(4)
EUR1,540	USD1,712	Citibank	10/4/2019	(33)
GBP1,400	EUR1,538	JPMorgan Chase	10/7/2019	44
GBP200	EUR221	JPMorgan Chase	10/7/2019	5
GBP200	USD244	Standard Chartered Bank	10/7/2019	2
USD55	EUR50	Citibank	10/7/2019	1
EUR472	GBP420	Goldman Sachs	10/7/2019	(2)
EUR217	USD242	Bank of America, N.A.	10/7/2019	(5)
EUR1,130	USD1,258	JPMorgan Chase	10/8/2019	(26)
EUR744	USD818	Citibank	10/9/2019	(7)
CAD500	USD377	Citibank	10/10/2019	1
GBP400	USD494	JPMorgan Chase	10/10/2019	(2)
USD341	GBP280	UBS AG	10/10/2019	(3)
JPY21,600	USD201	Bank of America, N.A.	10/17/2019	(1)
USD116	INR8,300	HSBC Bank	10/18/2019	(1)
American Funds Insurance Series — Global Balanced Fund — Page 105 of 199

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Forward currency contracts  (continued)

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 9/30/2019 (000)
Purchases (000)	Sales (000)
USD1,449	CNH10,245	HSBC Bank	10/21/2019	$15
USD160	EUR145	JPMorgan Chase	10/21/2019	2
USD841	ILS2,960	Standard Chartered Bank	10/22/2019	(12)
USD259	ZAR3,800	HSBC Bank	10/24/2019	9
USD455	JPY49,000	HSBC Bank	10/25/2019	1
USD171	ILS600	Bank of America, N.A.	10/25/2019	(2)
NOK6,400	USD708	Citibank	10/25/2019	(4)
JPY114,000	USD1,063	Standard Chartered Bank	10/25/2019	(7)
USD1,461	CNH10,410	UBS AG	10/28/2019	5
USD108	INR7,675	JPMorgan Chase	10/29/2019	—[14]
USD573	BRL2,396	Goldman Sachs	10/29/2019	(2)
CLP928,000	USD1,284	Citibank	10/29/2019	(11)
USD74	BRL300	JPMorgan Chase	11/14/2019	2
USD511	MXN10,200	Citibank	11/15/2019	(2)
USD652	BRL2,510	HSBC Bank	12/18/2019	51
USD156	BRL600	JPMorgan Chase	12/18/2019	12
BRL20	USD5	Citibank	12/18/2019	—[14]
BRL90	USD23	JPMorgan Chase	12/18/2019	(1)
BRL50	USD13	HSBC Bank	12/18/2019	(1)
BRL175	USD46	JPMorgan Chase	12/18/2019	(4)
BRL485	USD128	JPMorgan Chase	12/18/2019	(11)
BRL970	USD249	Bank of New York Mellon	12/18/2019	(17)
BRL1,320	USD339	Standard Chartered Bank	12/18/2019	(23)
USD62	BRL250	HSBC Bank	12/20/2019	2
BRL250	USD66	HSBC Bank	12/20/2019	(6)
				$(16)
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 9/30/2019 (000)	Upfront payments/ receipts (000)	Unrealized appreciation at 9/30/2019 (000)
(0.0955)%	6-month EURIBOR	7/22/2024	€4,400	$25	$—	$25
American Funds Insurance Series — Global Balanced Fund — Page 106 of 199

unaudited
[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of the security was $7,041,000, which represented 1.68% of the net assets of the fund.
[3]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $9,046,000, which represented 2.16% of the net assets of the fund.
[4]	Index-linked bond whose principal amount moves with a government price index.
[5]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $72,000, which represented .02% of the net assets of the fund.
[6]	Step bond; coupon rate may change at a later date.
[7]	Coupon rate may change periodically.
[8]	Scheduled interest and/or principal payment was not received.
[9]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[10]	Purchased on a TBA basis.
[11]	Rate represents the seven-day yield at 9/30/2019.
[12]	Notional amount is calculated based on the number of contracts and notional contract size.
[13]	Value is calculated based on the notional amount and current market price.
[14]	Amount less than one thousand.
Key to abbreviations and symbols
ADR = American Depositary Receipts	JPY/¥ = Japanese yen
BRL = Brazilian reais	KRW = South Korean won
CAD/C$ = Canadian dollars	LIBOR = London Interbank Offered Rate
CDI = CREST Depository Interest	MXN = Mexican pesos
CLP = Chilean pesos	MYR = Malaysian ringgits
CNH/CNY = Chinese yuan renminbi	NOK/NKr = Norwegian kroner
COP = Colombian pesos	PEN = Peruvian nuevos soles
DKr = Danish kroner	PLN = Polish zloty
EUR/€ = Euros	RUB = Russian rubles
EURIBOR = Euro Interbank Offered Rate	TBA = To-be-announced
GBP/£ = British pounds	THB = Thai baht
IDR = Indonesian rupiah	USD/$ = U.S. dollars
ILS = Israeli shekels	UYU = Uruguayan pesos
INR = Indian rupees	ZAR = South African rand
American Funds Insurance Series — Global Balanced Fund — Page 107 of 199

Bond Fund
Investment portfolio
September 30, 2019
unaudited
Bonds, notes & other debt instruments 96.68% Corporate bonds & notes 34.14% Financials 8.67%	Principal amount (000)	Value (000)
ACE INA Holdings Inc. 2.30% 2020	$2,005	$2,012
ACE INA Holdings Inc. 2.875% 2022	3,625	3,717
ACE INA Holdings Inc. 3.35% 2026	2,025	2,165
ACE INA Holdings Inc. 4.35% 2045	2,220	2,730
Ally Financial Inc. 4.25% 2021	31,195	31,975
Ally Financial Inc. 3.875% 2024	8,890	9,222
Ally Financial Inc. 5.125% 2024	28,205	30,814
Ally Financial Inc. 8.00% 2031	15,530	21,470
Ally Financial Inc. 8.00% 2031	14,305	19,848
American Express Co. 2.20% 2020	14,400	14,424
American International Group, Inc. 4.20% 2028	9,875	10,779
Assicurazioni Generali SpA 7.75% 2042 (3-month EUR-EURIBOR + 7.113% on 12/12/2022)[1]	€3,100	4,141
Assicurazioni Generali SpA 10.125% 2042 (3-month EUR-EURIBOR + 9.181% on 7/10/2022)[1]	3,800	5,247
AXA Equitable Holdings, Inc. 4.35% 2028	$2,250	2,399
AXA Equitable Holdings, Inc. 5.00% 2048	7,740	8,361
Banco Do Brasil, SA 4.75% 2024[2]	5,000	5,252
Bank of America Corp. 2.816% 2023 (3-month USD-LIBOR + 0.93% on 7/21/2022)[1]	29,550	29,975
Bank of America Corp. 2.881% 2023 (3-month USD-LIBOR + 1.021% on 4/24/2022)[1]	3,425	3,478
Bank of America Corp. 3.004% 2023 (3-month USD-LIBOR + 0.79% on 12/20/2022)[1]	2,650	2,708
Bank of America Corp. 3.124% 2023 (3-month USD-LIBOR + 1.16% on 1/20/2022)[1]	7,322	7,472
Bank of America Corp. 3.458% 2025 (3-month USD-LIBOR + 0.97% on 3/15/2024)[1]	450	470
Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)[1]	10,129	10,577
Bank of America Corp. 3.97% 2029 (3-month USD-LIBOR + 1.07% on 3/5/2028)[1]	14,400	15,692
BB&T Corp. 2.45% 2020	5,000	5,003
Berkshire Hathaway Finance Corp. 4.20% 2048	8,720	10,233
BNP Paribas 3.50% 2023[2]	12,925	13,350
BNP Paribas 3.80% 2024[2]	24,000	25,226
BNP Paribas 3.375% 2025[2]	2,375	2,458
Capital One Financial Corp. 3.45% 2021	1,050	1,069
Capital One Financial Corp. 2.15% 2022	9,775	9,771
Capital One Financial Corp. 3.30% 2024	1,500	1,554
Capital One Financial Corp. 3.90% 2024	3,800	4,018
Capital One Financial Corp. 4.25% 2025	8,000	8,665
CIT Bank, N.A. 2.969% 2025 (USD-SOFR + 1.715% on 9/27/2024)[1]	5,335	5,352
Citigroup Inc. 2.90% 2021	4,100	4,163
Citigroup Inc. 2.876% 2023 (3-month USD-LIBOR + 0.95% on 7/24/2022)[1]	15,250	15,465
Credit Suisse Group AG 2.997% 2023 (3-month USD-LIBOR + 1.20% on 12/14/2022)[1,2]	12,000	12,120
Credit Suisse Group AG 3.80% 2023	12,925	13,505
Credit Suisse Group AG 4.207% 2024 (3-month USD-LIBOR + 1.24% on 6/12/2023)[1,2]	500	527
Credit Suisse Group AG 2.593% 2025 (USD-SOFR + 1.56% on 9/11/2024)[1,2]	4,000	3,965
Deutsche Bank AG 3.15% 2021	27,607	27,552
Deutsche Bank AG 3.375% 2021	1,300	1,297
Deutsche Bank AG 4.25% 2021	27,043	27,315
Deutsche Bank AG 4.25% 2021	525	533
Deutsche Bank AG 3.30% 2022	2,495	2,482
American Funds Insurance Series — Bond Fund — Page 108 of 199

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Deutsche Bank AG 5.00% 2022	$2,675	$2,771
Deutsche Bank AG 3.95% 2023	9,900	10,050
Deutsche Bank AG 3.70% 2024	5,300	5,312
Deutsche Bank AG 3.70% 2024	1,200	1,203
Deutsche Bank AG 4.10% 2026	7,050	7,075
Discover Financial Services 3.35% 2023	15,850	16,350
Ford Motor Credit Co. 3.81% 2024	1,200	1,197
Goldman Sachs Group, Inc. 5.25% 2021	3,550	3,742
Goldman Sachs Group, Inc. 5.75% 2022	7,375	7,948
Goldman Sachs Group, Inc. 3.814% 2029 (3-month USD-LIBOR + 1.158% on 4/23/2028)[1]	9,600	10,186
Goldman Sachs Group, Inc. 4.223% 2029 (3-month USD-LIBOR + 1.301% on 5/1/2028)[1]	3,000	3,275
Goldman Sachs Group, Inc., junior subordinated, 5.30% (3-month USD-LIBOR + 3.834% on 11/10/2026)[1]	1,750	1,839
Groupe BPCE SA 2.75% 2023[2]	6,875	6,993
Groupe BPCE SA 5.70% 2023[2]	28,166	31,075
Groupe BPCE SA 5.15% 2024[2]	4,711	5,162
HSBC Holdings PLC 4.583% 2029 (3-month USD-LIBOR + 1.535% on 6/19/2028)[1]	12,000	13,322
Huntington Bancshares Inc. 2.625% 2024	4,900	4,953
Intesa Sanpaolo SpA 3.375% 2023[2]	9,055	9,137
Intesa Sanpaolo SpA 5.017% 2024[2]	71,818	73,994
Intesa Sanpaolo SpA 5.71% 2026[2]	11,725	12,454
Intesa Sanpaolo SpA 3.875% 2027[2]	6,250	6,252
Intesa Sanpaolo SpA 3.875% 2028[2]	2,395	2,386
JPMorgan Chase & Co. 2.776% 2023 (3-month USD-LIBOR + 0.935% on 4/25/2022)[1]	7,300	7,408
JPMorgan Chase & Co. 3.207% 2023 (3-month USD-LIBOR + 0.695% on 4/1/2022)[1]	275	282
JPMorgan Chase & Co. 3.559% 2024 (3-month USD-LIBOR + 0.73% on 4/23/2023)[1]	11,425	11,924
JPMorgan Chase & Co. 3.625% 2024	675	716
JPMorgan Chase & Co. 2.301% 2025 (USD-SOFR + 1.16% on 10/15/2024)[1]	16,000	15,960
JPMorgan Chase & Co. 3.509% 2029 (3-month USD-LIBOR + 0.945% on 1/23/2028)[1]	9,600	10,155
JPMorgan Chase & Co. 4.203% 2029 (3-month USD-LIBOR + 1.26% on 7/23/2028)[1]	11,980	13,321
Lloyds Banking Group PLC 4.375% 2028	8,825	9,593
MetLife Capital Trust IV, junior subordinated, 7.875% 2067 (3-month USD-LIBOR + 3.96% on 12/1/2037)[1,2]	1,405	1,850
Metlife, Inc. 3.60% 2025	3,490	3,772
Metropolitan Life Global Funding I 2.00% 2020[2]	230	230
Mitsubishi UFJ Financial Group, Inc. 2.623% 2022	5,000	5,042
Morgan Stanley 2.50% 2021	19,200	19,329
Morgan Stanley 2.625% 2021	4,625	4,669
Morgan Stanley 5.75% 2021	7,560	7,908
Morgan Stanley 3.125% 2023	5,625	5,774
Morgan Stanley 3.70% 2024	750	795
Morgan Stanley 2.72% 2025 (USD-SOFR + 1.152% on 7/22/2024)[1]	7,600	7,693
New York Life Global Funding 1.95% 2020[2]	145	145
Nordea Bank AB 2.50% 2020[2]	7,125	7,161
PNC Financial Services Group, Inc. 2.854% 2022[1]	5,850	5,968
PNC Funding Corp. 3.30% 2022	8,700	8,981
Royal Bank of Scotland PLC 4.445% 2030 (3-month USD-LIBOR + 1.871% on 5/5/2029)[1]	5,000	5,360
Santander Holdings USA, Inc. 3.50% 2024	8,325	8,547
Synchrony Bank 3.65% 2021	8,024	8,180
Synchrony Financial 2.85% 2022	5,400	5,450
Synchrony Financial 4.375% 2024	3,640	3,865
UniCredit SpA 3.75% 2022[2]	1,175	1,202
UniCredit SpA 6.572% 2022[2]	9,735	10,446
UniCredit SpA 4.625% 2027[2]	625	665
UniCredit SpA 5.861% 2032[1,2]	11,975	12,356
American Funds Insurance Series — Bond Fund — Page 109 of 199

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
UniCredit SpA 7.296% 2034 (5-year USD ICE Swap + 4.914% on 4/2/2029)[1,2]	$11,500	$12,998
Wells Fargo & Co. 2.10% 2021	16,800	16,800
		911,772
Health care 5.44%
Abbott Laboratories 2.90% 2021	23,405	23,835
Abbott Laboratories 3.40% 2023	910	957
Abbott Laboratories 3.75% 2026	2,244	2,447
Abbott Laboratories 4.75% 2036	4,565	5,618
AbbVie Inc. 2.50% 2020	16,315	16,354
AbbVie Inc. 3.20% 2022	11,070	11,362
AbbVie Inc. 2.85% 2023	6,133	6,244
AbbVie Inc. 3.75% 2023	3,667	3,857
AbbVie Inc. 3.20% 2026	500	510
AbbVie Inc. 4.45% 2046	1,615	1,677
Allergan PLC 3.45% 2022	11,533	11,824
Allergan PLC 3.80% 2025	250	262
Allergan, Inc. 5.00% 2021[2]	7,221	7,588
Anthem, Inc. 2.375% 2025	3,275	3,260
AstraZeneca PLC 4.00% 2029	5,920	6,600
Baxalta Inc. 4.00% 2025	116	125
Bayer US Finance II LLC 3.875% 2023[2]	26,358	27,554
Bayer US Finance II LLC 4.25% 2025[2]	27,370	29,243
Bayer US Finance II LLC 4.375% 2028[2]	1,753	1,895
Bayer US Finance II LLC 4.875% 2048[2]	721	798
Becton, Dickinson and Co. 2.894% 2022	650	660
Becton, Dickinson and Co. 3.734% 2024	903	956
Becton, Dickinson and Co. 4.669% 2047	3,395	4,018
Boston Scientific Corp. 3.375% 2022	700	720
Boston Scientific Corp. 3.85% 2025	500	538
Bristol-Myers Squibb Co. 4.25% 2049[2]	15,634	18,233
Centene Corp. 5.625% 2021	1,780	1,806
Centene Corp. 4.75% 2022	200	205
Centene Corp. 6.125% 2024	375	392
Centene Corp. 4.75% 2025	325	334
Cigna Corp. 3.40% 2021	7,765	7,945
Cigna Corp. 3.75% 2023	7,130	7,463
Cigna Corp. 4.125% 2025	3,945	4,254
Cigna Corp. 4.375% 2028	15,464	16,984
Cigna Corp. 4.90% 2048	1,795	2,062
CVS Health Corp. 2.625% 2024	1,985	1,994
CVS Health Corp. 4.10% 2025	15,725	16,802
CVS Health Corp. 3.00% 2026	1,605	1,615
CVS Health Corp. 4.30% 2028	17,654	19,111
CVS Health Corp. 3.25% 2029	1,990	2,005
CVS Health Corp. 4.78% 2038	1,242	1,371
CVS Health Corp. 5.05% 2048	1,447	1,648
EMD Finance LLC 2.40% 2020[2]	13,295	13,295
EMD Finance LLC 2.95% 2022[2]	2,100	2,126
GlaxoSmithKline PLC 3.375% 2023	16,800	17,554
Laboratory Corp. of America Holdings 4.70% 2045	4,160	4,642
Shire PLC 2.40% 2021	26,279	26,409
Shire PLC 2.875% 2023	11,084	11,314
Shire PLC 3.20% 2026	15,100	15,596
American Funds Insurance Series — Bond Fund — Page 110 of 199

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Takeda Pharmaceutical Co., Ltd. 4.00% 2021[2]	$500	$518
Takeda Pharmaceutical Co., Ltd. 4.40% 2023[2]	2,665	2,872
Teva Pharmaceutical Finance Co. BV 2.20% 2021	20,214	18,546
Teva Pharmaceutical Finance Co. BV 2.80% 2023	86,064	69,819
Teva Pharmaceutical Finance Co. BV 6.00% 2024	29,067	25,161
Teva Pharmaceutical Finance Co. BV 3.15% 2026	41,528	29,173
Teva Pharmaceutical Finance Co. BV 6.75% 2028	18,074	14,889
Teva Pharmaceutical Finance Co. BV 4.10% 2046	46,666	29,458
UnitedHealth Group Inc. 3.35% 2022	4,385	4,545
UnitedHealth Group Inc. 3.75% 2025	5,410	5,826
Zimmer Holdings, Inc. 3.15% 2022	7,845	7,999
		572,868
Energy 4.59%
Apache Corp. 4.25% 2030	2,465	2,506
Ascent Resources Marcellus Holdings, Inc., Term Loan B, (3-month USD-LIBOR + 6.50%) 8.528% 2023[3,4,5]	92	89
Boardwalk Pipeline Partners, LP 3.375% 2023	1,900	1,928
Canadian Natural Resources Ltd. 2.95% 2023	190	194
Canadian Natural Resources Ltd. 3.80% 2024	180	189
Canadian Natural Resources Ltd. 4.95% 2047	655	775
Cenovus Energy Inc. 3.80% 2023	1,120	1,156
Cenovus Energy Inc. 4.25% 2027	10,985	11,463
Cenovus Energy Inc. 5.25% 2037	193	211
Cenovus Energy Inc. 5.40% 2047	17,547	19,798
Cheniere Energy, Inc. 7.00% 2024	410	472
Chevron Corp. 2.355% 2022	4,800	4,868
Columbia Pipeline Partners LP 5.80% 2045	1,410	1,790
Concho Resources Inc. 4.30% 2028	6,095	6,580
Concho Resources Inc. 4.85% 2048	5,000	5,741
DCP Midstream Operating LP 4.95% 2022	500	517
Enbridge Energy Partners, LP 4.375% 2020	6,700	6,841
Enbridge Energy Partners, LP 5.20% 2020	5,055	5,119
Enbridge Energy Partners, LP 4.20% 2021	6,325	6,516
Enbridge Energy Partners, LP 5.875% 2025	12,660	14,758
Enbridge Energy Partners, LP 7.375% 2045	24,246	35,960
Enbridge Inc. 4.00% 2023	1,500	1,591
Energy Transfer Partners, LP 4.15% 2020	1,000	1,015
Energy Transfer Partners, LP 4.20% 2023	2,860	3,011
Energy Transfer Partners, LP 4.50% 2024	4,915	5,241
Energy Transfer Partners, LP 4.75% 2026	1,506	1,634
Energy Transfer Partners, LP 4.20% 2027	45	47
Energy Transfer Partners, LP 4.95% 2028	4,559	5,016
Energy Transfer Partners, LP 5.25% 2029	1,275	1,439
Energy Transfer Partners, LP 6.125% 2045	11,780	13,833
Energy Transfer Partners, LP 5.30% 2047	10,459	11,270
Energy Transfer Partners, LP 5.40% 2047	6,190	6,764
Energy Transfer Partners, LP 6.00% 2048	1,868	2,211
Energy Transfer Partners, LP 6.25% 2049	1,775	2,158
Energy Transfer Partners, LP, junior subordinated, 6.25% (3-month USD-LIBOR + 4.028% on 2/15/2023)[1]	7,850	7,293
Energy Transfer Partners, LP, junior subordinated, 6.625% (3-month USD-LIBOR + 4.155% on 2/15/2028)[1]	500	473
EQT Corp. 2.50% 2020	4,910	4,903
EQT Corp. 3.00% 2022	1,700	1,635
EQT Corp. 3.90% 2027	455	395
Equinor ASA 3.625% 2028	7,900	8,755
American Funds Insurance Series — Bond Fund — Page 111 of 199

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Exxon Mobil Corp. 3.043% 2026	$4,625	$4,856
Husky Energy Inc. 7.25% 2019	3,390	3,421
Kinder Morgan Energy Partners, LP 6.50% 2037	900	1,120
Kinder Morgan Energy Partners, LP 5.50% 2044	700	808
Kinder Morgan, Inc. 5.30% 2034	760	874
MPLX LP 4.00% 2028	4,665	4,868
Noble Corp. PLC 7.95% 2025[1]	1,595	1,017
Noble Corp. PLC 8.95% 2045[1]	845	422
Occidental Petroleum Corp. 2.60% 2021	2,315	2,331
Occidental Petroleum Corp. 4.85% 2021	3,349	3,464
Occidental Petroleum Corp. 2.70% 2022	3,500	3,532
Occidental Petroleum Corp. 2.90% 2024	7,371	7,435
Occidental Petroleum Corp. 3.20% 2026	920	928
Occidental Petroleum Corp. 3.50% 2029	971	987
Occidental Petroleum Corp. 6.60% 2046	1,690	2,205
Odebrecht Drilling Norbe 7.35% 2026 (13.61% PIK)[2,6]	35	21
Odebrecht Drilling Norbe 0% 2049[2]	1,150	14
Petróleos Mexicanos 6.875% 2026	53,310	57,442
Petróleos Mexicanos 7.47% 2026	MXN295,000	12,482
Petróleos Mexicanos 6.50% 2027	$48,863	50,989
Petróleos Mexicanos 6.35% 2048	4,720	4,355
QEP Resources, Inc. 5.25% 2023	3,420	3,189
Ras Laffan Liquefied Natural Gas II 5.298% 2020	123	124
Sabine Pass Liquefaction, LLC 5.625% 2021[1]	1,100	1,137
Sabine Pass Liquefaction, LLC 6.25% 2022	2,300	2,479
Sabine Pass Liquefaction, LLC 5.625% 2023[1]	1,000	1,087
Sabine Pass Liquefaction, LLC 5.75% 2024	8,000	8,923
Sabine Pass Liquefaction, LLC 5.625% 2025	10,000	11,245
Sabine Pass Liquefaction, LLC 5.875% 2026	15,700	18,011
Saudi Arabian Oil Co. 2.875% 2024[2]	5,535	5,601
Saudi Arabian Oil Co. 3.50% 2029[2]	12,898	13,473
Schlumberger BV 4.00% 2025[2]	8,791	9,381
Shell International Finance BV 3.875% 2028	9,410	10,576
Southwestern Energy Co. 6.20% 2025[1]	920	819
Targa Resources Partners LP 5.125% 2025	175	181
Targa Resources Partners LP 5.375% 2027	175	182
TC PipeLines, LP 4.375% 2025	405	431
Total Capital Canada Ltd. 2.75% 2023	2,140	2,201
TransCanada PipeLines Ltd. 4.25% 2028	11,275	12,477
Transocean Inc. 5.80% 2022[1]	2,195	2,146
Transocean Inc. 9.00% 2023[2]	5,000	5,206
Ultra Petroleum Corp. 11.00% 2024 (18.18% PIK)[6]	455	66
Williams Partners LP 5.25% 2020	2,900	2,938
Williams Partners LP 4.50% 2023	500	536
Williams Partners LP 4.30% 2024	595	633
		482,768
Utilities 3.82%
Abu Dhabi National Energy Co. PJSC (TAQA) 4.375% 2025[2]	10,500	11,269
Abu Dhabi National Energy Co. PJSC (TAQA) 4.375% 2026[2]	300	323
AES Corp. 4.00% 2021	1,000	1,021
Alliant Energy Finance LLC 3.75% 2023[2]	750	785
Alliant Energy Finance LLC 4.25% 2028[2]	500	537
Ameren Corp. 4.50% 2049	2,875	3,542
American Funds Insurance Series — Bond Fund — Page 112 of 199

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Avangrid, Inc. 3.80% 2029	$8,325	$8,954
Berkshire Hathaway Energy Co. 4.50% 2045	5,895	7,009
CMS Energy Corp. 5.05% 2022	2,569	2,721
Consolidated Edison Co. of New York, Inc. 3.875% 2047	9,200	10,108
Consumers Energy Co. 4.05% 2048	8,270	9,611
Consumers Energy Co. 3.75% 2050	8,450	9,488
Dominion Resources, Inc., junior subordinated, 2.715% 2021[1]	2,375	2,392
Dominion Resources, Inc., junior subordinated, 3.071% 2024[1]	1,400	1,434
DTE Energy Co. 3.70% 2023	250	262
DTE Energy Co., Series C, 2.529% 2024[5]	2,975	2,988
Duke Energy Corp. 3.75% 2024	3,826	4,059
Duke Energy Florida, LLC 3.40% 2046	6,445	6,672
Duke Energy Progress, LLC 3.70% 2028	3,750	4,120
Edison International 5.75% 2027	1,775	1,998
EDP Finance BV 3.625% 2024[2]	15,675	16,227
Emera Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[1]	1,950	2,143
Emera US Finance LP 2.70% 2021	954	960
Emera US Finance LP 3.55% 2026	495	519
Emera US Finance LP 4.75% 2046	1,620	1,879
Enel Finance International SA 4.875% 2029[2]	10,180	11,566
Enel Società per Azioni 8.75% 2073[1,2]	1,000	1,176
Entergy Louisiana, LLC 4.20% 2048	6,325	7,426
Eversource Energy 2.75% 2022	527	534
Eversource Energy 3.80% 2023	5,000	5,291
Exelon Corp. 3.40% 2026	1,570	1,643
FirstEnergy Corp. 2.85% 2022	4,281	4,348
FirstEnergy Corp. 3.90% 2027	19,178	20,454
FirstEnergy Corp. 3.50% 2028[2]	2,400	2,507
FirstEnergy Corp. 7.375% 2031	5,150	7,294
FirstEnergy Corp. 4.85% 2047	10,453	12,441
IPALCO Enterprises, Inc. 3.70% 2024	200	207
Jersey Central Power & Light Co. 4.30% 2026[2]	310	340
Metropolitan Edison Co. 4.30% 2029[2]	1,000	1,129
Mississippi Power Co. 4.25% 2042	11,247	12,208
Niagara Mohawk Power Corp. 3.508% 2024[2]	7,575	7,996
Niagara Mohawk Power Corp. 4.278% 2034[2]	1,000	1,155
NiSource Finance Corp. 2.65% 2022	275	278
NV Energy, Inc. 6.25% 2020	2,850	2,977
Pacific Gas and Electric Co. 2.45% 2022[7]	7,200	7,146
Pacific Gas and Electric Co. 3.25% 2023[7]	5,615	5,601
Pacific Gas and Electric Co. 3.40% 2024[7]	850	856
Pacific Gas and Electric Co. 3.30% 2027[7]	3,750	3,731
Pacific Gas and Electric Co. 4.65% 2028[2,7]	7,500	7,988
Pacific Gas and Electric Co. 4.75% 2044[7]	336	358
Progress Energy, Inc. 7.75% 2031	1,820	2,597
Public Service Electric and Gas Co. 3.20% 2029	6,000	6,388
Public Service Electric and Gas Co. 3.85% 2049	875	995
Public Service Enterprise Group Inc. 2.65% 2022	1,000	1,015
Public Service Enterprise Group Inc. 2.875% 2024	4,850	4,982
Puget Energy, Inc. 6.50% 2020	5,294	5,544
Puget Energy, Inc. 6.00% 2021	8,186	8,710
Puget Energy, Inc. 5.625% 2022	8,004	8,564
Puget Energy, Inc. 3.65% 2025	3,000	3,081
SCANA Corp. 4.75% 2021	2,798	2,866
American Funds Insurance Series — Bond Fund — Page 113 of 199

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
SCANA Corp. 4.125% 2022	$427	$441
Southern California Edison Co. 2.90% 2021	13,075	13,205
Southern California Edison Co. 3.875% 2021	1,275	1,304
Southern California Edison Co. 2.40% 2022	1,700	1,706
Southern California Edison Co. 3.40% 2023	1,800	1,865
Southern California Edison Co. 3.50% 2023	10,850	11,318
Southern California Edison Co. 3.70% 2025	1,425	1,509
Southern California Edison Co. 3.65% 2028	500	536
Southern California Edison Co. 2.85% 2029	4,051	4,089
Southern California Edison Co. 4.20% 2029	13,050	14,573
Southern California Edison Co. 6.00% 2034	50	63
Southern California Edison Co. 5.35% 2035	475	563
Southern California Edison Co. 5.75% 2035	2,800	3,443
Southern California Edison Co. 5.625% 2036	1,750	2,147
Southern California Edison Co. 5.55% 2037	825	1,008
Southern California Edison Co. 5.95% 2038	7,675	9,811
Southern California Edison Co. 6.05% 2039	2,100	2,742
Southern California Edison Co. 4.05% 2042	1,667	1,777
Southern California Edison Co. 4.00% 2047	13,647	14,706
Southern California Edison Co. 4.125% 2048	5,858	6,383
Southern California Edison Co., Series C, 3.60% 2045	1,701	1,728
Southern Co. 4.40% 2046	2,625	2,936
Tampa Electric Co. 2.60% 2022	4,350	4,389
Virginia Electric and Power Co. 4.45% 2044	7,995	9,409
Xcel Energy Inc. 4.70% 2020	1,700	1,706
Xcel Energy Inc. 3.30% 2025	5,650	5,900
		401,670
Consumer staples 3.66%
Altria Group, Inc. 2.85% 2022	4,800	4,858
Altria Group, Inc. 4.40% 2026	15,186	16,246
Altria Group, Inc. 4.80% 2029	3,029	3,324
Altria Group, Inc. 4.50% 2043	1,585	1,594
Altria Group, Inc. 5.95% 2049	1,333	1,570
Anheuser-Busch InBev NV 4.75% 2029	443	516
Anheuser-Busch InBev NV 4.60% 2048	3,570	4,122
Anheuser-Busch InBev NV 5.55% 2049	16,350	21,439
British American Tobacco International Finance PLC 2.75% 2020[2]	5,050	5,066
British American Tobacco International Finance PLC 3.50% 2022[2]	3,520	3,613
British American Tobacco International Finance PLC 3.95% 2025[2]	16,879	17,588
British American Tobacco PLC 3.222% 2024	14,018	14,197
British American Tobacco PLC 3.215% 2026	16,000	15,865
British American Tobacco PLC 3.557% 2027	30,134	30,328
British American Tobacco PLC 4.39% 2037	1,500	1,459
British American Tobacco PLC 4.54% 2047	2,100	2,020
British American Tobacco PLC 4.758% 2049	11,000	10,778
Conagra Brands, Inc. 4.30% 2024	1,564	1,679
Conagra Brands, Inc. 5.30% 2038	2,320	2,707
Conagra Brands, Inc. 5.40% 2048	3,680	4,376
Constellation Brands, Inc. 2.25% 2020	8,000	8,004
Constellation Brands, Inc. 2.65% 2022	2,285	2,312
Constellation Brands, Inc. 3.20% 2023	540	557
Constellation Brands, Inc. 3.50% 2027	7,500	7,853
Constellation Brands, Inc. 3.60% 2028	1,280	1,353
American Funds Insurance Series — Bond Fund — Page 114 of 199

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Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Constellation Brands, Inc. 4.10% 2048	$4,500	$4,838
General Mills, Inc. (3-month USD-LIBOR + 0.54%) 2.862% 2021[5]	10,620	10,647
General Mills, Inc. 3.20% 2021	2,170	2,204
Imperial Tobacco Finance PLC 3.50% 2023[2]	2,335	2,384
JBS Investments GmbH II 7.00% 2026	7,170	7,754
JBS Investments GmbH II 5.75% 2028[2]	7,046	7,354
Keurig Dr Pepper Inc. 4.057% 2023	16,125	17,073
Keurig Dr Pepper Inc. 4.417% 2025	9,617	10,512
Keurig Dr Pepper Inc. 4.597% 2028	12,433	13,989
Keurig Dr Pepper Inc. 5.085% 2048	7,925	9,371
Kraft Heinz Co. 4.875% 2049[2]	10,000	10,108
Kroger Co. 2.60% 2021	8,000	8,031
Molson Coors Brewing Co. 2.25% 2020	4,525	4,523
Molson Coors Brewing Co. 2.10% 2021	2,415	2,415
Molson Coors Brewing Co. 3.00% 2026	5,530	5,589
Molson Coors Brewing Co. 4.20% 2046	4,530	4,589
Mondelez International, Inc. 1.625% 2019[2]	16,100	16,094
Philip Morris International Inc. 2.625% 2022	1,515	1,534
Philip Morris International Inc. 4.25% 2044	9,550	10,526
Reynolds American Inc. 3.25% 2022	1,477	1,504
Reynolds American Inc. 4.45% 2025	21,900	23,382
Reynolds American Inc. 5.85% 2045	125	139
Wal-Mart Stores, Inc. 2.85% 2024	6,765	7,039
Wal-Mart Stores, Inc. 3.05% 2026	7,720	8,186
WM. Wrigley Jr. Co. 3.375% 2020[2]	11,255	11,417
		384,626
Consumer discretionary 3.35%
DaimlerChrysler North America Holding Corp. 3.00% 2021[2]	500	505
DaimlerChrysler North America Holding Corp. 2.85% 2022[2]	500	506
DaimlerChrysler North America Holding Corp. 3.35% 2023[2]	2,000	2,055
DaimlerChrysler North America Holding Corp. 3.25% 2024[2]	755	781
DaimlerChrysler North America Holding Corp. 3.30% 2025[2]	5,300	5,490
Ford Motor Credit Co. 2.343% 2020	3,000	2,983
Ford Motor Credit Co. 3.157% 2020	3,188	3,196
Ford Motor Credit Co. 3.20% 2021	6,665	6,676
Ford Motor Credit Co. 3.336% 2021	300	301
Ford Motor Credit Co. 3.47% 2021	15,400	15,481
Ford Motor Credit Co. 3.813% 2021	16,314	16,539
Ford Motor Credit Co. 3.219% 2022	770	769
Ford Motor Credit Co. 3.339% 2022	13,345	13,367
Ford Motor Credit Co. 5.596% 2022	14,275	15,003
Ford Motor Credit Co. 3.096% 2023	8,071	7,928
Ford Motor Credit Co. 4.14% 2023	12,000	12,193
General Motors Co. 4.35% 2025	11,255	11,744
General Motors Co. 6.25% 2043	2,217	2,426
General Motors Co. 6.75% 2046	1,228	1,406
General Motors Co. 5.40% 2048	7,200	7,232
General Motors Co. 5.95% 2049	1,775	1,904
General Motors Financial Co. 3.70% 2020	15,295	15,503
General Motors Financial Co. 4.20% 2021	12,073	12,459
General Motors Financial Co. 3.15% 2022	11,000	11,131
General Motors Financial Co. 3.45% 2022	1,850	1,886
General Motors Financial Co. 3.55% 2022	6,160	6,295
American Funds Insurance Series — Bond Fund — Page 115 of 199

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Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
General Motors Financial Co. 3.25% 2023	$964	$975
General Motors Financial Co. 3.70% 2023	10,000	10,242
General Motors Financial Co. 4.15% 2023	15,500	16,128
General Motors Financial Co. 3.50% 2024	9,575	9,701
General Motors Financial Co. 3.95% 2024	6,269	6,455
Home Depot, Inc. 4.40% 2021	7,200	7,438
Home Depot, Inc. 4.50% 2048	7,165	8,956
Hyundai Capital America 2.55% 2020[2]	4,200	4,200
Hyundai Capital America 2.60% 2020[2]	325	325
Hyundai Capital America 2.75% 2020[2]	3,321	3,328
Hyundai Capital America 3.75% 2021[2]	8,500	8,673
Hyundai Capital America 3.00% 2022[2]	4,500	4,537
Hyundai Capital America 3.25% 2022[2]	1,521	1,543
Hyundai Capital America 3.95% 2022[2]	8,000	8,224
Hyundai Capital America 3.40% 2024[2]	8,180	8,338
Lowe’s Companies, Inc. 3.65% 2029	6,331	6,777
Lowe’s Companies, Inc. 4.55% 2049	1,130	1,308
McDonald’s Corp. 4.45% 2047	3,535	4,068
MGM Resorts International 7.75% 2022	2,000	2,243
NIKE, Inc. 3.875% 2045	6,845	7,840
Nissan Motor Co., Ltd. 2.60% 2022[2]	1,415	1,420
Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	300	306
Starbucks Corp. 3.75% 2047	3,785	3,916
Starbucks Corp. 4.50% 2048	7,680	8,941
Volkswagen Group of America Finance, LLC 2.45% 2019[2]	520	520
Volkswagen Group of America Finance, LLC 2.40% 2020[2]	2,855	2,857
Volkswagen Group of America Finance, LLC 4.00% 2021[2]	5,426	5,609
Volkswagen Group of America Finance, LLC 2.70% 2022[2]	6,573	6,606
Volkswagen Group of America Finance, LLC 4.25% 2023[2]	15,953	17,009
Volkswagen Group of America Finance, LLC 2.85% 2024[2]	2,996	3,015
Volkswagen Group of America Finance, LLC 4.625% 2025[2]	1,177	1,299
Volkswagen International Finance NV 4.00% 2020[2]	4,000	4,057
		352,613
Information technology 1.51%
Apple Inc. 1.55% 2021	11,630	11,576
Broadcom Inc. 3.625% 2024[2]	15,000	15,277
Broadcom Inc. 4.25% 2026[2]	33,000	34,120
Broadcom Inc. 4.75% 2029[2]	35,813	37,888
Broadcom Ltd. 3.00% 2022	12,000	12,121
Broadcom Ltd. 3.625% 2024	16,429	16,820
Broadcom Ltd. 3.875% 2027	12,860	12,938
Microsoft Corp. 4.25% 2047	10,000	12,432
VMware, Inc. 2.95% 2022	4,000	4,058
Xerox Corp. 3.50% 2020	1,500	1,512
		158,742
Industrials 1.23%
3M Co. 2.25% 2026	6,885	6,888
Airbus Group SE 2.70% 2023[2]	2,120	2,155
ARAMARK Corp. 5.125% 2024	1,200	1,242
Avolon Holdings Funding Ltd. 3.625% 2022[2]	2,810	2,851
Avolon Holdings Funding Ltd. 3.95% 2024[2]	12,514	12,851
BNSF Funding Trust I, junior subordinated, 6.613% 2055 (3-month USD-LIBOR + 2.35% on 1/15/2026)[1]	1,680	1,859
American Funds Insurance Series — Bond Fund — Page 116 of 199

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Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Bohai Financial Investment Holding Co., Ltd. 5.25% 2022[2]	$2,485	$2,625
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 2021	—[8]	—[8]
Continental Airlines, Inc., Series 2001-1, Class A1, 6.703% 2022	50	53
Continental Airlines, Inc., Series 2000-2, Class A1, 7.707% 2022	360	372
Continental Airlines, Inc., Series 2000-1, Class A1, 8.048% 2022	187	192
CSX Corp. 3.35% 2049	2,619	2,573
General Electric Capital Corp. 2.342% 2020	4,588	4,578
General Electric Capital Corp. 3.10% 2023	1,750	1,774
General Electric Capital Corp. 3.373% 2025	4,615	4,713
General Electric Co. 2.70% 2022	4,800	4,814
Harris Corp. 2.70% 2020	1,300	1,303
Harris Corp. 3.832% 2025	945	1,010
IHS Markit Ltd. 3.625% 2024	3,725	3,864
IHS Markit Ltd. 4.25% 2029	5,000	5,390
Lockheed Martin Corp. 2.50% 2020	3,055	3,069
Lockheed Martin Corp. 3.10% 2023	1,155	1,192
Lockheed Martin Corp. 3.55% 2026	2,445	2,624
Lockheed Martin Corp. 4.50% 2036	1,895	2,273
Lockheed Martin Corp. 4.70% 2046	4,995	6,361
Mexican Government 5.50% 2046	1,751	1,749
Mexican Government 5.50% 2047	3,034	3,025
Mexican Government 5.50% 2047[2]	215	214
Northrop Grumman Corp. 3.25% 2028	10,845	11,394
NXP BV and NXP Funding LLC 4.125% 2021[2]	2,000	2,053
Republic Services, Inc. 5.00% 2020	4,800	4,857
Thomson Reuters Corp. 4.30% 2023	240	256
United Rentals, Inc. 5.50% 2027	5,000	5,319
United Technologies Corp. 3.125% 2027	9,525	10,006
Vinci SA 3.75% 2029[2]	12,456	13,648
		129,147
Communication services 1.22%
AT&T Inc. 3.80% 2027	4,335	4,601
CCO Holdings LLC and CCO Holdings Capital Corp. 3.579% 2020	6,505	6,564
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2024	500	538
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2027[2]	4,800	5,022
CCO Holdings LLC and CCO Holdings Capital Corp. 4.20% 2028	280	295
CCO Holdings LLC and CCO Holdings Capital Corp. 5.375% 2047	6,515	7,101
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2048	7,005	7,995
CenturyLink, Inc. 7.50% 2024	7,175	8,042
CenturyLink, Inc. 7.65% 2042	5,000	4,887
Comcast Corp. 3.15% 2028	7,200	7,513
Comcast Corp. 4.00% 2048	5,000	5,549
Deutsche Telekom International Finance BV 1.95% 2021[2]	14,100	14,011
Discovery Communications, Inc. 2.95% 2023	4,185	4,255
Fox Corp. 4.03% 2024[2]	2,240	2,385
Fox Corp. 5.576% 2049[2]	2,065	2,627
France Télécom 9.00% 2031[1]	1,480	2,310
Level 3 Communications, Inc. 4.625% 2027[2]	5,000	5,058
NBCUniversal Enterprise, Inc., junior subordinated, 5.25%[2]	5,170	5,327
SoftBank Group Corp. 3.36% 2023[2]	5,800	5,836
Tencent Holdings Ltd. 3.28% 2024[2]	5,000	5,142
Tencent Holdings Ltd. 3.975% 2029[2]	2,501	2,685
Verizon Communications Inc. 4.40% 2034	5,080	5,799
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Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Communication services (continued)	Principal amount (000)	Value (000)
Vodafone Group PLC 4.375% 2028	$10,000	$11,056
Vodafone Group PLC 4.25% 2050	3,050	3,122
Walt Disney Co. 4.00% 2023[2]	1,100	1,170
		128,890
Real estate 0.45%
Alexandria Real Estate Equities, Inc. 3.95% 2028	1,425	1,538
Alexandria Real Estate Equities, Inc. 4.50% 2029	150	170
American Campus Communities, Inc. 3.35% 2020	2,810	2,841
American Campus Communities, Inc. 3.75% 2023	2,900	3,022
Corporate Office Properties LP 5.25% 2024	10	11
Essex Portfolio LP 3.25% 2023	335	345
Essex Portfolio LP 3.875% 2024	1,000	1,055
Hospitality Properties Trust 4.25% 2021	4,250	4,309
Hospitality Properties Trust 5.00% 2022	1,270	1,328
Hospitality Properties Trust 4.50% 2025	855	866
Hospitality Properties Trust 3.95% 2028	1,710	1,625
Iron Mountain Inc. 5.25% 2028[2]	6,305	6,549
Kimco Realty Corp. 3.40% 2022	1,045	1,081
Omega Healthcare Investors, Inc. 4.375% 2023	900	949
Piedmont Operating Partnership LP 4.45% 2024	1,000	1,054
Scentre Group 2.375% 2019[2]	2,365	2,364
Scentre Group 2.375% 2021[2]	175	175
Scentre Group 3.50% 2025[2]	4,565	4,736
WEA Finance LLC 3.25% 2020[2]	13,375	13,513
		47,531
Materials 0.20%
BHP Billiton Finance Ltd. 6.25% 2075 (USD Semi Annual 30/360 (vs. 3-month USD-LIBOR) 5-year + 4.971% on 10/19/2020)[1,2]	4,765	4,944
DowDuPont Inc. 4.725% 2028	12,500	14,322
Holcim Ltd. 5.15% 2023[2]	1,560	1,678
		20,944
Total corporate bonds & notes		3,591,571
Mortgage-backed obligations 28.26% Federal agency mortgage-backed obligations 28.09%
Bunker Hill Loan Depositary Trust, Series 2019-1, Class A1, 3.613% 2048[2,5,9]	1,529	1,551
Bunker Hill Loan Depositary Trust, Series 2019-1, Class A3, 3.919% 2048[2,5,9]	2,279	2,301
Fannie Mae 6.00% 2037[9]	73	79
Fannie Mae Pool #976945 5.50% 2023[9]	289	297
Fannie Mae Pool #MA1892 3.00% 2024[9]	264	270
Fannie Mae Pool #AB1068 4.50% 2025[9]	241	253
Fannie Mae Pool #AS6695 3.00% 2026[9]	471	482
Fannie Mae Pool #BM3584 3.00% 2026[9]	392	402
Fannie Mae Pool #256133 4.50% 2026[9]	198	208
Fannie Mae Pool #AS8018 3.00% 2031[9]	107	110
Fannie Mae Pool #BO0119 3.00% 2032[9]	7,169	7,366
Fannie Mae Pool #BK7434 3.00% 2033[9]	4,606	4,719
Fannie Mae Pool #BK7373 3.00% 2033[9]	4,216	4,312
Fannie Mae Pool #BK7383 3.00% 2033[9]	4,053	4,144
Fannie Mae Pool #BK7388 3.00% 2033[9]	3,422	3,499
Fannie Mae Pool #MA3409 3.00% 2033[9]	1,366	1,400
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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BK9015 3.00% 2033[9]	$525	$538
Fannie Mae Pool #BK9694 3.00% 2033[9]	381	389
Fannie Mae Pool #MA3516 3.00% 2033[9]	103	105
Fannie Mae Pool #MA3764 2.50% 2034[9]	72,636	73,294
Fannie Mae Pool #BN3421 3.00% 2034[9]	4,889	4,999
Fannie Mae Pool #BN3414 3.00% 2034[9]	4,264	4,360
Fannie Mae Pool #BO0122 3.00% 2034[9]	3,023	3,093
Fannie Mae Pool #BN3418 3.00% 2034[9]	738	754
Fannie Mae Pool #924866 3.64% 2037[5,9]	763	785
Fannie Mae Pool #945680 6.00% 2037[9]	922	1,060
Fannie Mae Pool #889982 5.50% 2038[9]	1,993	2,249
Fannie Mae Pool #988588 5.50% 2038[9]	343	386
Fannie Mae Pool #AB1297 5.00% 2040[9]	400	442
Fannie Mae Pool #AH9479 5.00% 2041[9]	2,360	2,556
Fannie Mae Pool #AH8144 5.00% 2041[9]	2,250	2,484
Fannie Mae Pool #AI1862 5.00% 2041[9]	1,842	2,047
Fannie Mae Pool #AI3510 5.00% 2041[9]	1,217	1,352
Fannie Mae Pool #AJ0704 5.00% 2041[9]	983	1,092
Fannie Mae Pool #AJ5391 5.00% 2041[9]	641	712
Fannie Mae Pool #AS4536 3.50% 2045[9]	139	145
Fannie Mae Pool #AS6127 3.50% 2045[9]	121	126
Fannie Mae Pool #AZ3904 4.00% 2045[9]	156	163
Fannie Mae Pool #AL8522 3.50% 2046[9]	2,083	2,194
Fannie Mae Pool #AS6467 3.50% 2046[9]	87	91
Fannie Mae Pool #BD1968 4.00% 2046[9]	3,042	3,214
Fannie Mae Pool #BE0592 4.00% 2046[9]	1,276	1,330
Fannie Mae Pool #BD5477 4.00% 2046[9]	605	637
Fannie Mae Pool #MA3147 3.00% 2047[9]	10,025	10,255
Fannie Mae Pool #CA0377 3.00% 2047[9]	2,075	2,124
Fannie Mae Pool #MA3210 3.50% 2047[9]	85,819	88,986
Fannie Mae Pool #CA0858 3.50% 2047[9]	61,405	63,554
Fannie Mae Pool #CA0770 3.50% 2047[9]	18,106	18,689
Fannie Mae Pool #BJ2524 3.50% 2047[9]	12,088	12,514
Fannie Mae Pool #BJ1910 3.50% 2047[9]	9,874	10,220
Fannie Mae Pool #CA0487 3.50% 2047[9]	234	243
Fannie Mae Pool #CA0706 4.00% 2047[9]	532	559
Fannie Mae Pool #MA3058 4.00% 2047[9]	228	238
Fannie Mae Pool #BM4413 4.50% 2047[9]	12,068	12,780
Fannie Mae Pool #BF0293 3.00% 2048[9]	17,705	18,116
Fannie Mae Pool #CA2690 3.00% 2048[9]	8,971	9,183
Fannie Mae Pool #CA1189 3.50% 2048[9]	5,306	5,473
Fannie Mae Pool #BJ3790 3.50% 2048[9]	2,838	2,938
Fannie Mae Pool #CA2622 3.50% 2048[9]	722	743
Fannie Mae Pool #MA3276 3.50% 2048[9]	26	27
Fannie Mae Pool #MA3467 4.00% 2048[9]	184,959	192,586
Fannie Mae Pool #MA3495 4.00% 2048[9]	88,594	92,241
Fannie Mae Pool #MA3521 4.00% 2048[9]	46,880	48,760
Fannie Mae Pool #MA3443 4.00% 2048[9]	18,119	18,813
Fannie Mae Pool #BK4764 4.00% 2048[9]	6,368	6,631
Fannie Mae Pool #BK7608 4.00% 2048[9]	5,143	5,354
Fannie Mae Pool #FM1437 4.00% 2048[9]	4,703	4,903
Fannie Mae Pool #MA3384 4.00% 2048[9]	4,269	4,454
Fannie Mae Pool #BM2007 4.00% 2048[9]	1,799	1,873
Fannie Mae Pool #BJ0639 4.00% 2048[9]	1,179	1,225
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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BJ9256 4.00% 2048[9]	$871	$908
Fannie Mae Pool #BK0920 4.00% 2048[9]	744	775
Fannie Mae Pool #BN0594 4.00% 2048[9]	483	503
Fannie Mae Pool #BJ9169 4.00% 2048[9]	412	430
Fannie Mae Pool #BJ5749 4.00% 2048[9]	44	47
Fannie Mae Pool #BK9758 4.00% 2048[9]	37	38
Fannie Mae Pool #BM4676 4.00% 2048[9]	35	37
Fannie Mae Pool #CA2056 4.50% 2048[9]	1,883	1,995
Fannie Mae Pool #CA3099 4.50% 2048[9]	1,097	1,157
Fannie Mae Pool #BN0638 4.50% 2048[9]	797	840
Fannie Mae Pool #MA3496 4.50% 2048[9]	761	802
Fannie Mae Pool #CA2642 4.50% 2048[9]	386	408
Fannie Mae Pool #BN0877 4.50% 2048[9]	191	201
Fannie Mae Pool #BN3309 4.50% 2048[9]	86	90
Fannie Mae Pool #CA3807 3.00% 2049[9]	3,005	3,093
Fannie Mae Pool #CA3806 3.00% 2049[9]	1,520	1,565
Fannie Mae Pool #MA3803 3.50% 2049[9]	105,144	108,085
Fannie Mae Pool #MA3775 3.50% 2049[9]	63,513	65,290
Fannie Mae Pool #BN6407 3.50% 2049[9]	3,747	3,856
Fannie Mae Pool #BN7491 3.50% 2049[9]	3,612	3,719
Fannie Mae Pool #BN7823 3.50% 2049[9]	867	892
Fannie Mae Pool #BM5446 3.50% 2049[9]	619	637
Fannie Mae Pool #CA3084 4.00% 2049[9]	49,511	51,642
Fannie Mae Pool #BO2188 4.00% 2049[9]	13,090	13,619
Fannie Mae Pool #MA3776 4.00% 2049[9]	10,032	10,448
Fannie Mae Pool #MA3664 4.00% 2049[9]	9,825	10,193
Fannie Mae Pool #MA3804 4.00% 2049[9]	1,362	1,417
Fannie Mae Pool #BN6408 4.00% 2049[9]	137	142
Fannie Mae Pool #MA3615 4.00% 2049[9]	28	29
Fannie Mae Pool #MA3639 4.50% 2049[9]	8,258	8,698
Fannie Mae Pool #CA2963 4.50% 2049[9]	1,377	1,450
Fannie Mae, Series 2001-4, Class GA, 9.156% 2025[5,9]	1	1
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041[9]	13	15
Fannie Mae, Series 2002-W3, Class A5, 7.50% 2041[9]	26	31
Fannie Mae, Series 2002-W1, Class 2A, 5.702% 2042[5,9]	35	38
Freddie Mac 5.50% 2033[9]	95	103
Freddie Mac 5.50% 2038[9]	111	125
Freddie Mac 5.50% 2038[9]	86	97
Freddie Mac 5.50% 2039[9]	164	185
Freddie Mac 4.50% 2040[9]	380	412
Freddie Mac 5.50% 2040[9]	617	696
Freddie Mac 4.50% 2041[9]	439	476
Freddie Mac 5.50% 2041[9]	892	1,008
Freddie Mac 3.50% 2045[9]	30,450	32,262
Freddie Mac 3.00% 2046[9]	36,747	37,927
Freddie Mac 3.50% 2047[9]	102,471	106,154
Freddie Mac 3.50% 2047[9]	57,302	59,405
Freddie Mac 3.50% 2047[9]	7,512	7,780
Freddie Mac 4.00% 2047[9]	3,122	3,277
Freddie Mac 3.50% 2048[9]	32,130	33,496
Freddie Mac 3.50% 2048[9]	31,140	32,755
Freddie Mac 3.50% 2048[9]	16,627	17,097
Freddie Mac 3.50% 2048[9]	960	1,003
Freddie Mac 4.00% 2048[9]	52,013	54,005
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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac 4.00% 2048[9]	$47,534	$49,495
Freddie Mac 4.00% 2048[9]	14,934	15,546
Freddie Mac 4.00% 2048[9]	7,299	7,577
Freddie Mac 4.00% 2048[9]	5,511	5,740
Freddie Mac 4.00% 2048[9]	2,102	2,190
Freddie Mac 4.00% 2049[9]	83	86
Freddie Mac Pool #ZK3581 3.00% 2021[9]	135	138
Freddie Mac Pool #ZS8715 3.00% 2033[9]	2,740	2,803
Freddie Mac Pool #ZT1931 3.00% 2033[9]	463	475
Freddie Mac Pool #SB8002 3.00% 2034[9]	156,570	160,175
Freddie Mac Pool #ZT2019 3.00% 2034[9]	4,069	4,161
Freddie Mac Pool #SB8000 3.00% 2034[9]	2,133	2,182
Freddie Mac Pool #ZT1871 3.00% 2034[9]	813	832
Freddie Mac Pool #ZT1798 3.00% 2034[9]	453	463
Freddie Mac Pool #G67701 3.00% 2046[9]	51,336	52,862
Freddie Mac Pool #G61733 3.00% 2047[9]	9,274	9,550
Freddie Mac Pool #G08799 3.00% 2048[9]	59,284	60,582
Freddie Mac Pool #ZT1545 4.00% 2048[9]	30,142	31,260
Freddie Mac Pool #ZN4802 4.00% 2049[9]	1,372	1,428
Freddie Mac Pool #ZT1858 4.50% 2049[9]	46,138	49,471
Freddie Mac Pool #ZA7160 4.50% 2049[9]	14,794	15,620
Freddie Mac Pool #ZA7009 4.50% 2049[9]	1,636	1,727
Freddie Mac, Series 3061, Class PN, 5.50% 2035[9]	115	130
Freddie Mac, Series 3318, Class JT, 5.50% 2037[9]	292	322
Freddie Mac, Series K716, Class A2, Multi Family, 3.13% 2021[9]	6,575	6,664
Freddie Mac, Series K020, Class A2, Multi Family, 2.373% 2022[9]	4,300	4,340
Freddie Mac, Series K718, Class A2, Multi Family, 2.791% 2022[9]	9,240	9,379
Freddie Mac, Series 3146, Class PO, principal only, 0% 2036[9]	254	227
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036[9]	235	211
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 2058[9]	3,767	3,942
Government National Mortgage Assn. 4.50% 2049[9]	77,880	81,512
Government National Mortgage Assn. 4.50% 2049[9]	8,780	9,189
Government National Mortgage Assn. 4.50% 2049[9,10]	6,265	6,549
Government National Mortgage Assn. 5.00% 2049[9]	83,372	88,174
Government National Mortgage Assn. 5.00% 2049[9]	3,784	3,996
Government National Mortgage Assn. 5.00% 2049[9,10]	1,859	1,960
Government National Mortgage Assn. Pool #MA5653 5.00% 2048[9]	32,661	34,488
Government National Mortgage Assn. Pool #MA5332 5.00% 2048[9]	254	269
Government National Mortgage Assn. Pool #MA5876 4.00% 2049[9]	116,719	121,452
Government National Mortgage Assn. Pool #MA5986 4.00% 2049[9]	25,072	26,143
Government National Mortgage Assn. Pool #MA5931 4.00% 2049[9]	3,985	4,151
Government National Mortgage Assn. Pool #MA5932 4.50% 2049[9]	49,782	52,260
Government National Mortgage Assn. Pool #MA6092 4.50% 2049[9]	8,156	8,621
Government National Mortgage Assn. Pool #MA6156 4.50% 2049[9]	7,475	7,881
Government National Mortgage Assn. Pool #MA5711 4.50% 2049[9]	961	1,006
Government National Mortgage Assn. Pool #MA5877 4.50% 2049[9]	748	783
Government National Mortgage Assn. Pool #MA5878 5.00% 2049[9]	41,311	43,703
Government National Mortgage Assn. Pool #MA5933 5.00% 2049[9]	9,246	9,816
Government National Mortgage Assn. Pool #MA5988 5.00% 2049[9]	5,035	5,345
Government National Mortgage Assn. Pool #MA6042 5.00% 2049[9]	266	283
Uniform Mortgage-Backed Security 2.50% 2034[9,10]	176,744	178,281
Uniform Mortgage-Backed Security 3.00% 2049[9,10]	132,727	134,547
Uniform Mortgage-Backed Security 3.50% 2049[9,10]	61,816	63,420
American Funds Insurance Series — Bond Fund — Page 121 of 199

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Uniform Mortgage-Backed Security 4.00% 2049[9,10]	$53	$55
Uniform Mortgage-Backed Security 4.50% 2049[9,10]	109,028	114,828
		2,955,116
Collateralized mortgage-backed obligations (privately originated) 0.17%
Bellemeade Re Ltd., Series 2019-3A, Class M1B, (1-month USD-LIBOR + 1.60%) 3.618% 2029[2,5,9]	3,175	3,182
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 2069[2,9]	4,978	5,297
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 2069[2,9]	4,203	4,508
Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.75% 2059[2,5,9]	1,928	1,945
Starwood Mortgage Residential Trust, Series 2019-IMC1, Class A1, 3.468% 2049[2,5,9]	3,062	3,101
		18,033
Commercial mortgage-backed securities 0.00%
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[2,9]	418	438
Total mortgage-backed obligations		2,973,587
U.S. Treasury bonds & notes 26.28% U.S. Treasury 22.13%
U.S. Treasury 8.75% 2020[11]	38,500	40,790
U.S. Treasury 2.375% 2023[11]	48,100	49,333
U.S. Treasury 2.50% 2023	57,200	59,011
U.S. Treasury 2.625% 2023	70,000	73,034
U.S. Treasury 2.75% 2023	173,600	180,676
U.S. Treasury 2.125% 2024	72,100	74,017
U.S. Treasury 2.125% 2024[11]	72,100	73,966
U.S. Treasury 2.125% 2024	50,000	51,197
U.S. Treasury 2.25% 2024	65,000	66,852
U.S. Treasury 2.75% 2025	132,000	139,935
U.S. Treasury 2.875% 2025[11]	96,200	103,006
U.S. Treasury 2.875% 2025	72,100	77,017
U.S. Treasury 1.375% 2026	150,000	147,603
U.S. Treasury 1.875% 2026	50,000	50,830
U.S. Treasury 2.25% 2026	146,369	152,096
U.S. Treasury 2.375% 2026	67,586	70,775
U.S. Treasury 2.25% 2027[11]	120,200	125,733
U.S. Treasury 2.25% 2027[11]	72,100	75,226
U.S. Treasury 6.125% 2027[11]	24,000	32,187
U.S. Treasury 2.875% 2028	48,100	52,896
U.S. Treasury 1.625% 2029	66,647	66,366
U.S. Treasury 2.875% 2049[11]	297,531	347,290
U.S. Treasury 3.00% 2049[11]	182,915	218,251
		2,328,087
U.S. Treasury inflation-protected securities 4.15%
U.S. Treasury Inflation-Protected Security 0.375% 2025[12]	55,202	56,013
U.S. Treasury Inflation-Protected Security 0.375% 2027[11,12]	104,880	106,694
U.S. Treasury Inflation-Protected Security 0.50% 2028[11,12]	130,013	133,221
U.S. Treasury Inflation-Protected Security 1.00% 2049[11,12]	124,131	140,681
		436,609
Total U.S. Treasury bonds & notes		2,764,696
American Funds Insurance Series — Bond Fund — Page 122 of 199

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Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. 3.82%	Principal amount (000)	Value (000)
Dominican Republic 5.95% 2027[2]	$8,100	$8,789
Greece (Hellenic Republic of) 3.45% 2024	€19,500	23,838
Italy (Republic of) 0.95% 2023	45,000	50,669
Italy (Republic of) 1.50% 2025	33,327	38,687
Italy (Republic of) 2.10% 2026	48,750	58,845
Japan, Series 20, 0.10% 2025[12]	¥11,418,750	108,986
Portuguese Republic 5.125% 2024	$24,775	28,276
Portuguese Republic 5.65% 2024	€20,000	27,499
PT Indonesia Asahan Aluminium Tbk 5.23% 2021[2]	$1,862	1,957
PT Indonesia Asahan Aluminium Tbk 5.71% 2023[2]	1,020	1,124
Qatar (State of) 4.50% 2028[2]	5,100	5,823
Qatar (State of) 5.103% 2048[2]	3,400	4,354
Saudi Arabia (Kingdom of) 4.00% 2025[2]	580	622
Saudi Arabia (Kingdom of) 3.628% 2027[2]	5,000	5,318
Saudi Arabia (Kingdom of) 3.625% 2028[2]	11,435	12,143
United Mexican States, Series M, 5.75% 2026	MXN527,500	25,326
		402,256
Municipals 2.07% Illinois 1.84%
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2009-E, 6.138% 2039	$29,010	32,074
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-D, 6.519% 2040	8,590	9,860
G.O. Bonds, Pension Funding, Series 2003, 4.95% 2023	27,417	28,706
G.O. Bonds, Pension Funding, Series 2003, 5.10% 2033	97,755	105,966
G.O. Bonds, Series 2013-B, 3.65% 2020	1,825	1,833
G.O. Bonds, Series 2013-B, 4.11% 2022	750	770
G.O. Bonds, Series 2013-B, 4.31% 2023	2,125	2,181
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.65% 2020	250	253
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.85% 2022	2,370	2,536
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.95% 2023	3,210	3,461
G.O. Bonds, Taxable Build America Bonds, Series 2010-3, 5.727% 2020	2,400	2,437
G.O. Bonds, Taxable Build America Bonds, Series 2010-5, 6.20% 2021	3,892	4,065
		194,142
Florida 0.14%
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2013-A, 2.995% 2020	14,400	14,500
California 0.07%
High-Speed Passenger Train G.O. Rev. Ref. Bonds, Series 2017-A, 2.367% 2022	3,775	3,824
Various Purpose G.O. Bonds, Series 2009, 7.50% 2034	2,100	3,239
		7,063
New Jersey 0.02%
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2015-YY, 4.447% 2020	2,500	2,535
Total municipals		218,240
Asset-backed obligations 1.99%
AmeriCredit Automobile Receivables Trust, Series 2017-1, Class C, 2.71% 2022[9]	5,970	6,017
AmeriCredit Automobile Receivables Trust, Series 2016-1, Class C, 2.89% 2022[9]	1,622	1,625
CarMaxAuto Owner Trust, Series 2019-2, Class C, 3.16% 2025[9]	400	412
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A2, 5.234% 2023[9]	218	219
CPS Auto Receivables Trust, Series 2017-B, Class C, 2.92% 2022[2,9]	5,700	5,710
CPS Auto Receivables Trust, Series 2019-B, Class C, 3.35% 2024[2,9]	835	848
CPS Auto Receivables Trust, Series 2019-C, Class C, 2.84% 2025[2,9]	743	749
American Funds Insurance Series — Bond Fund — Page 123 of 199

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
CPS Auto Receivables Trust, Series 2019-C, Class D, 3.17% 2025[2,9]	$1,125	$1,139
CPS Auto Receivables Trust, Series 2019-B, Class D, 3.69% 2025[2,9]	3,045	3,106
Drive Auto Receivables Trust, Series 2016-CA, Class C, 3.02% 2021[2,9]	243	243
Drive Auto Receivables Trust, Series 2017-1, Class C, 2.84% 2022[9]	2,526	2,527
Drive Auto Receivables Trust, Series 2017-AA, Class C, 2.98% 2022[2,9]	2,006	2,009
Drive Auto Receivables Trust, Series 2017-2, Class C, 2.75% 2023[9]	921	922
Drive Auto Receivables Trust, Series 2019-2, Class B, 3.17% 2023[9]	2,480	2,514
Drive Auto Receivables Trust, Series 2019-3, Class C, 2.90% 2025[9]	4,910	4,960
Drive Auto Receivables Trust, Series 2019-2, Class C, 3.42% 2025[9]	4,665	4,771
Drive Auto Receivables Trust, Series 2019-3, Class D, 3.18% 2026[9]	4,020	4,092
Drivetime Auto Owner Trust, Series 2017-1A, Class C, 2.70% 2022[2,9]	273	274
Drivetime Auto Owner Trust, Series 2017-4A, Class C, 2.86% 2023[2,9]	1,715	1,717
Drivetime Auto Owner Trust, Series 2017-3A, Class C, 3.01% 2023[2,9]	3,393	3,398
Drivetime Auto Owner Trust, Series 2019-3, Class C, 2.74% 2025[2,9]	880	889
Drivetime Auto Owner Trust, Series 2019-3, Class D, 2.96% 2025[2,9]	1,915	1,929
Drivetime Auto Owner Trust, Series 2019-2A, Class C, 3.18% 2025[2,9]	2,565	2,604
Drivetime Auto Owner Trust, Series 2019-2A, Class D, 3.48% 2025[2,9]	4,250	4,346
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 2.13% 2022[2,9]	2,020	2,020
Exeter Automobile Receivables Trust, Series 2015-3A, Class C, 4.83% 2021[2,9]	292	293
Exeter Automobile Receivables Trust, Series 2017-3A, Class B, 2.81% 2022[2,9]	8,100	8,129
Exeter Automobile Receivables Trust, Series 2019-2, Class B, 3.06% 2023[2,9]	3,140	3,174
Exeter Automobile Receivables Trust, Series 2019-3A, Class C, 2.79% 2024[2,9]	5,000	5,037
Exeter Automobile Receivables Trust, Series 2019-2A, Class C, 3.30% 2024[2,9]	2,500	2,545
Exeter Automobile Receivables Trust, Series 2019-3A, Class D, 3.11% 2025[2,9]	5,000	5,055
Exeter Automobile Receivables Trust, Series 2019-2A, Class D, 3.71% 2025[2,9]	6,000	6,150
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 2030[2,9]	17,675	18,523
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.52% 2030[2,9]	1,500	1,588
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 2031[2,9]	31,410	32,759
Ford Credit Floorplan Master Owner Trust, Series 2019-4, Class A, 2.44% 2026[9]	3,672	3,686
GM Financial Consumer Automobile Receivables Trust, Series 2018-1, Class B, 2.57% 2023[9]	520	525
GM Financial Consumer Automobile Receivables Trust, Series 2018-1, Class C, 2.77% 2023[9]	360	365
Home Equity Mortgage Trust, Series 2006-6, Class 2A1, (1-month USD-LIBOR + 0.10%) 2.218% 2037[5,9]	1,337	72
Prestige Auto Receivables Trust, Series 2019-1A, Class C, 3.11% 2024[2,9]	2,190	2,212
Prestige Auto Receivables Trust, Series 2019-1A, Class D, 3.45% 2025[2,9]	1,355	1,373
Santander Drive Auto Receivables Trust, Series 2016-3, Class C, 2.46% 2022[9]	479	479
Santander Drive Auto Receivables Trust, Series 2017-1, Class C, 2.58% 2022[9]	8,425	8,433
Santander Drive Auto Receivables Trust, Series 2017-3, Class C, 2.76% 2022[9]	3,955	3,969
Santander Drive Auto Receivables Trust, Series 2016-1, Class C, 3.09% 2022[9]	2,092	2,094
Santander Drive Auto Receivables Trust, Series 2019-2, Class D, 3.61% 2025[9]	3,110	3,174
Social Professional Loan Program LLC, Series 2015-C, Class A2, 2.51% 2033[2,9]	1,309	1,317
Verizon Owner Trust, Series 2017-1A, Class A, 2.06% 2021[2,9]	8,031	8,029
Verizon Owner Trust, Series 2017-1A, Class B, 2.45% 2021[2,9]	1,500	1,502
Verizon Owner Trust, Series 2017-1A, Class C, 2.65% 2021[2,9]	2,000	2,006
Verizon Owner Trust, Series 2017-3A, Class A1A, 2.06% 2022[2,9]	4,735	4,740
Verizon Owner Trust, Series 2017-3A, Class B, 2.38% 2022[2,9]	2,450	2,458
Voya Ltd., CLO, Series 2014-3A, Class A1R, (3-month USD-LIBOR + 0.72%) 2.996% 2026[2,5,9]	3,068	3,068
Westlake Automobile Receivables Trust, Series 2017-1A, Class C, 2.70% 2022[2,9]	1,181	1,182
World Financial Network Credit Card Master Note Trust, Series 2019-C, Class A, 2.21% 2026[9]	16,000	16,028
		209,005
Federal agency bonds & notes 0.12%
Fannie Mae 2.125% 2026	11,910	12,257
Total bonds, notes & other debt instruments (cost: $9,798,139,000)		10,171,612
American Funds Insurance Series — Bond Fund — Page 124 of 199

unaudited
Common stocks 0.00% Energy 0.00%	Shares	Value (000)
Tribune Resources, Inc.[3,13]	83,079	$187
Information technology 0.00%
Corporate Risk Holdings I, Inc.[3,13,14]	70,193	8
Communication services 0.00%
Adelphia Recovery Trust, Series ACC-1[3,13,14]	2,409,545	1
Total common stocks (cost: $605,000)		196
Rights & warrants 0.00% Energy 0.00%
Tribune Resources, Inc., Class A, warrants, expire 2023[3,13,14]	112,665	9
Tribune Resources, Inc., Class B, warrants, expire 2023[3,13,14]	87,629	4
Tribune Resources, Inc., Class C, warrants, expire 2023[3,13,14]	17,050	1
Ultra Petroleum Corp., warrants, expire 2025[13]	8,750	—[8]
Total rights & warrants (cost: $18,000)		14
Short-term securities 7.87% Money market investments 7.87%
Capital Group Central Cash Fund 2.07%[15]	8,278,580	827,775
Total short-term securities (cost: $827,797,000)		827,775
Total investment securities 104.55% (cost: $10,626,559,000)		10,999,597
Other assets less liabilities (4.55)%		(478,587)
Net assets 100.00%		$10,521,010
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[16] (000)	Value at 9/30/2019[17] (000)	Unrealized (depreciation) appreciation at 9/30/2019 (000)
90 Day Euro Dollar Futures	Long	923	March 2020	$230,750	$226,897	$(184)
90 Day Euro Dollar Futures	Short	923	March 2021	(230,750)	(227,531)	308
2 Year U.S. Treasury Note Futures	Long	14,015	January 2020	2,803,000	3,020,233	(8,139)
5 Year Euro-Bobl Futures	Short	1,726	December 2019	€(172,600)	(255,192)	1,786
5 Year U.S. Treasury Note Futures	Long	2,068	January 2020	$206,800	246,399	(1,669)
10 Year Euro-Bund Futures	Short	570	December 2019	€(57,000)	(108,257)	1,192
10 Year U.S. Treasury Note Futures	Long	759	December 2019	$75,900	98,907	(1,134)
10 Year Ultra U.S. Treasury Note Futures	Short	2,609	December 2019	(260,900)	(371,538)	4,835
30 Year Euro-Buxl Futures	Long	271	December 2019	€27,100	64,244	(1,524)
30 Year Ultra U.S. Treasury Bond Futures	Long	1,106	December 2019	$110,600	212,248	(4,780)
						$(9,309)
American Funds Insurance Series — Bond Fund — Page 125 of 199

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Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 9/30/2019 (000)
Purchases (000)	Sales (000)
USD121,310	EUR109,250	Morgan Stanley	10/4/2019	$2,197
USD68,760	JPY7,300,000	JPMorgan Chase	10/4/2019	1,229
USD32,308	JPY3,430,000	JPMorgan Chase	10/4/2019	577
MXN250,000	USD12,657	Goldman Sachs	10/4/2019	3
USD12,663	MXN252,000	Citibank	10/4/2019	(98)
USD13,609	JPY1,445,000	Citibank	10/7/2019	239
USD50,824	EUR46,000	Citibank	10/21/2019	600
USD81,738	EUR73,700	Citibank	10/24/2019	1,250
USD38,586	MXN755,000	HSBC Bank	10/25/2019	500
KRW193,516,000	USD161,897	JPMorgan Chase	10/29/2019	22
				$6,519
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 9/30/2019 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 9/30/2019 (000)
3-month USD-LIBOR	2.18075%	3/29/2024	$31,600	$(919)	$—	$(919)
3-month USD-LIBOR	2.194%	3/29/2024	31,900	(946)	—	(946)
3-month USD-LIBOR	2.21875%	3/29/2024	33,500	(1,029)	—	(1,029)
3-month USD-LIBOR	2.3105%	5/3/2024	275,590	(9,736)	—	(9,736)
6-month EURIBOR	0.9852%	10/17/2024	€25,000	(1,939)	—	(1,939)
6-month JPY-LIBOR	0.0875%	3/10/2026	¥11,100,000	(1,470)	—	(1,470)
6-month JPY-LIBOR	0.58295%	3/23/2046	2,000,000	(1,511)	—	(1,511)
0.64355%	6-month JPY-LIBOR	4/27/2046	2,000,000	1,806	—	1,806
					$—	$(15,744)
[1]	Step bond; coupon rate may change at a later date.
[2]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,034,219,000, which represented 9.83% of the net assets of the fund.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $299,000, which represented less than .01% of the net assets of the fund.
[4]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $89,000, which represented less than .01% of the net assets of the fund.
[5]	Coupon rate may change periodically.
[6]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[7]	Scheduled interest and/or principal payment was not received.
[8]	Amount less than one thousand.
[9]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[10]	Purchased on a TBA basis.
[11]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $27,988,000, which represented .27% of the net assets of the fund.
[12]	Index-linked bond whose principal amount moves with a government price index.
[13]	Security did not produce income during the last 12 months.
[14]	Value determined using significant unobservable inputs.
[15]	Rate represents the seven-day yield at 9/30/2019.
[16]	Notional amount is calculated based on the number of contracts and notional contract size.
[17]	Value is calculated based on the notional amount and current market price.
American Funds Insurance Series — Bond Fund — Page 126 of 199

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Key to abbreviations and symbols
Auth. = Authority	JPY/¥ = Japanese yen
CLO = Collateralized Loan Obligations	KRW = South Korean won
Dev. = Development	LIBOR = London Interbank Offered Rate
Econ. = Economic	MXN = Mexican pesos
EUR/€ = Euros	Ref. = Refunding
EURIBOR = Euro Interbank Offered Rate	Rev. = Revenue
Facs. = Facilities	SOFR = Secured Overnight Financing Rate
Fin. = Finance	TBA = To-be-announced
G.O. = General Obligation	USD/$ = U.S. dollars
ICE = Intercontinental Exchange, Inc.
American Funds Insurance Series — Bond Fund — Page 127 of 199

Global Bond Fund
Investment portfolio
September 30, 2019
unaudited
Bonds, notes & other debt instruments 91.40% Euros 18.06%	Principal amount (000)	Value (000)
Allianz SE 4.75% (3-month EUR-EURIBOR + 3.60% on 10/24/2023)[1]	€4,200	$5,264
Altria Group, Inc. 1.00% 2023	1,020	1,132
Altria Group, Inc. 1.70% 2025	1,600	1,820
Altria Group, Inc. 2.20% 2027	2,900	3,374
Banque Centrale de Tunisie 6.75% 2023	2,295	2,533
Banque Centrale de Tunisie 6.375% 2026	3,800	4,023
Barclays Bank PLC 6.00% 2021	1,000	1,165
Barclays Bank PLC 6.625% 2022	1,070	1,336
CaixaBank, SA 3.50% 2027 (5-year EUR Mid-Swap + 3.35% on 2/15/2022)[1]	1,500	1,732
CaixaBank, SA 2.25% 2030 (EUR Annual (vs. 6-month EURIBOR) 5-year + 1.68% on 4/17/2025)[1]	2,400	2,694
Canada 3.50% 2020	2,500	2,757
Cote d’Ivoire (Republic of) 5.25% 2030	900	988
Deutsche Telekom International Finance BV 7.50% 2033	200	395
Egypt (Arab Republic of) 5.625% 2030	745	815
European Financial Stability Facility 0.40% 2025	6,000	6,852
French Republic O.A.T. 0.10% 2029[2]	4,322	5,298
French Republic O.A.T. 0.50% 2029	23,330	27,366
French Republic O.A.T. 2.00% 2048	1,490	2,286
Germany (Federal Republic of) 0.10% 2026[2]	4,526	5,462
Germany (Federal Republic of) 0.50% 2030[2]	4,037	5,376
Germany (Federal Republic of) 1.25% 2048	1,150	1,750
Greece (Hellenic Republic of) 3.45% 2024	8,400	10,269
Greece (Hellenic Republic of) 3.375% 2025	6,800	8,389
Greece (Hellenic Republic of) 3.75% 2028	13,124	17,089
Greece (Hellenic Republic of) 3.875% 2029	18,470	24,641
Greece (Hellenic Republic of) 3.90% 2033	3,615	4,931
Greece (Hellenic Republic of) 4.00% 2037	3,770	5,270
Greece (Hellenic Republic of) 4.20% 2042	3,759	5,496
Groupe BPCE SA 4.625% 2023	1,200	1,522
Groupe BPCE SA 1.00% 2025	2,900	3,280
Hungary 3.875% 2020	1,000	1,110
Intesa Sanpaolo SpA 6.625% 2023	510	669
Israel (State of) 1.50% 2027	775	933
Israel (State of) 1.50% 2029	725	884
Italy (Republic of) 1.35% 2022	2,665	3,014
Italy (Republic of) 0.10% 2023[2]	21,904	24,270
Italy (Republic of) 1.85% 2024	5,200	6,107
Italy (Republic of) 2.80% 2028	59,318	76,503
Italy (Republic of) 3.00% 2029	7,440	9,778
Italy (Republic of) 3.85% 2049	3,130	4,948
Lloyds Banking Group PLC 6.50% 2020	1,090	1,224
Lloyds Banking Group PLC 1.75% 2028[1]	2,400	2,639
Morocco (Kingdom of) 3.50% 2024	1,400	1,730
Portuguese Republic 1.95% 2029	2,110	2,698
Rabobank Nederland 2.50% 2026 (5-year EUR Mid-Swap + 1.40% on 5/26/2021)[1]	2,400	2,717
Romania 2.875% 2029	1,640	2,022
American Funds Insurance Series — Global Bond Fund — Page 128 of 199

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Bonds, notes & other debt instruments (continued) Euros (continued)	Principal amount (000)	Value (000)
Romania 3.50% 2034	€835	$1,056
Romania 3.875% 2035	2,810	3,685
Romania 3.375% 2038	4,170	5,237
Romania 4.125% 2039	1,550	2,065
Romania 4.625% 2049	12,905	18,294
Russian Federation 2.875% 2025	2,700	3,306
Russian Federation 2.875% 2025	1,500	1,837
Serbia (Republic of) 1.50% 2029	7,299	8,301
Spain (Kingdom of) 1.45% 2027	10,300	12,545
Spain (Kingdom of) 1.45% 2029	6,910	8,492
Spain (Kingdom of) 2.70% 2048	850	1,310
State Grid Europe Developement (2014) PLC 1.50% 2022	194	219
State Grid Overseas Investment Ltd. 1.25% 2022	765	859
State Grid Overseas Investment Ltd. 1.375% 2025	441	507
State Grid Overseas Investment Ltd. 2.125% 2030	200	250
Takeda Pharmaceutical Co., Ltd. 2.25% 2026	2,275	2,779
Ukraine Government 6.75% 2026	3,119	3,674
UniCredit SpA 5.75% 2025[1]	900	1,035
		382,002
Japanese yen 13.37%
Export-Import Bank of India 0.59% 2022	¥400,000	3,704
Goldman Sachs Group, Inc. 1.00% 2021[3]	28,000	263
Goldman Sachs Group, Inc. 2.80% 2022[3]	100,000	980
Indonesia (Republic of) 0.67% 2021	200,000	1,858
Indonesia (Republic of) 0.54% 2022	100,000	928
Japan, Series 395, 0.10% 2020	3,003,000	27,904
Japan, Series 19, 0.10% 2024[2]	2,426,236	23,090
Japan, Series 18, 0.10% 2024[2]	1,958,856	18,579
Japan, Series 20, 0.10% 2025[2]	680,050	6,491
Japan, Series 21, 0.10% 2026[2]	988,991	9,481
Japan, Series 344, 0.10% 2026	605,000	5,780
Japan, Series 346, 0.10% 2027	3,125,000	29,929
Japan, Series 23, 0.10% 2028[2]	1,992,727	19,232
Japan, Series 24, 0.10% 2029[2]	1,608,108	15,527
Japan, Series 116, 2.20% 2030	1,735,000	20,102
Japan, Series 145, 1.70% 2033	2,210,000	25,329
Japan, Series 21, 2.30% 2035	720,000	9,055
Japan, Series 161, 0.60% 2037	790,000	7,916
Japan, Series 42, 1.70% 2044	911,900	11,294
Japan, Series 57, 0.80% 2047	70,000	729
Japan, Series 59, 0.70% 2048	539,000	5,481
Japan, Series 63, 0.40% 2049	636,000	5,967
Japan, Series 62, 0.50% 2049	2,095,550	20,208
KT Corp. 0.30% 2020	600,000	5,555
KT Corp. 0.31% 2020	100,000	926
United Mexican States 0.70% 2021	600,000	5,587
United Mexican States 0.62% 2022	100,000	927
		282,822
American Funds Insurance Series — Global Bond Fund — Page 129 of 199

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Bonds, notes & other debt instruments (continued) Chinese yuan renminbi 2.85%	Principal amount (000)	Value (000)
China (People’s Republic of), Series 1910, 3.86% 2049	CNY172,240	$24,596
China Development Bank Corp., Series 1814, 4.15% 2025	20,900	3,004
China Development Bank Corp., Series 1805, 4.04% 2028	33,000	4,716
China Development Bank Corp., Series 1905, 3.48% 2029	203,200	27,990
		60,306
Mexican pesos 2.41%
Petróleos Mexicanos 7.19% 2024	MXN7,073	314
Petróleos Mexicanos 7.47% 2026	136,927	5,794
United Mexican States, Series M, 7.50% 2027	737,000	38,812
United Mexican States, Series M20, 8.50% 2029	106,000	5,984
		50,904
Indian rupees 1.96%
India (Republic of) 8.83% 2023	INR469,900	7,220
India (Republic of) 7.35% 2024	30,000	440
India (Republic of) 6.97% 2026	586,000	8,416
India (Republic of) 7.59% 2026	438,600	6,488
India (Republic of) 6.79% 2027	525,000	7,421
India (Republic of) 7.17% 2028	226,200	3,270
India (Republic of) 7.59% 2029	95,800	1,420
India (Republic of) 7.61% 2030	167,270	2,477
India (Republic of) 7.88% 2030	25,000	378
National Highways Authority of India 7.17% 2021	220,000	3,131
National Highways Authority of India 7.27% 2022	50,000	705
		41,366
Danish kroner 1.64%
Nykredit Realkredit AS, Series 01E, 1.50% 2037[4]	DKr51,792	7,803
Nykredit Realkredit AS, Series 01E, 2.00% 2037[4]	17,774	2,692
Nykredit Realkredit AS, Series 01E, 1.50% 2040[4]	151,797	22,836
Nykredit Realkredit AS, Series 01E, 2.50% 2047[4]	8,592	1,308
		34,639
British pounds 1.36%
France Télécom 5.375% 2050	£300	597
Lloyds Banking Group PLC 7.625% 2025	655	1,035
United Kingdom 2.25% 2023	1,550	2,053
United Kingdom 2.75% 2024	1,210	1,668
United Kingdom 4.25% 2027	2,800	4,539
United Kingdom 3.25% 2044	4,440	8,153
United Kingdom 3.50% 2045	890	1,715
United Kingdom 1.50% 2047	6,490	9,000
		28,760
South African rand 1.29%
South Africa (Republic of), Series R-214, 6.50% 2041	ZAR168,450	7,826
South Africa (Republic of), Series R-2044, 8.75% 2044	192,925	11,360
South Africa (Republic of), Series R-2048, 8.75% 2048	139,300	8,136
		27,322
American Funds Insurance Series — Global Bond Fund — Page 130 of 199

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Bonds, notes & other debt instruments (continued) Norwegian kroner 1.14%	Principal amount (000)	Value (000)
Norway (Kingdom of) 3.75% 2021	NKr111,851	$12,809
Norway (Kingdom of) 2.00% 2023	99,579	11,222
		24,031
Israeli shekels 1.08%
Israel (State of) 2.00% 2027	ILS28,300	8,884
Israel (State of) 5.50% 2042	29,300	14,038
		22,922
Malaysian ringgits 1.05%
Malaysia (Federation of), Series 0310, 4.498% 2030	MYR8,420	2,178
Malaysia (Federation of), Series 0418, 4.893% 2038	61,226	16,917
Malaysia (Federation of), Series 0219, 4.467% 2039	9,000	2,378
Malaysia (Federation of), Series 0518, 4.921% 2048	3,000	842
		22,315
Chilean pesos 0.70%
Chile (Banco Central de) 4.00% 2023	CLP6,285,000	9,156
Chile (Banco Central de) 4.50% 2026	3,660,000	5,614
		14,770
Polish zloty 0.63%
Poland (Republic of), Series 1021, 5.75% 2021	PLN19,180	5,194
Poland (Republic of), Series 0922, 5.75% 2022	24,500	6,841
Poland (Republic of), Series 1029, 2.75% 2029	4,900	1,304
		13,339
Canadian dollars 0.55%
Canada 1.00% 2022	C$1,050	781
Canada 2.25% 2025	9,450	7,464
Canada 2.75% 2048	3,500	3,394
		11,639
Brazilian reais 0.51%
Brazil (Federative Republic of) 0% 2020	BRL12,000	2,852
Brazil (Federative Republic of) 0% 2021	13,000	2,867
Brazil (Federative Republic of) 10.00% 2025	18,600	5,133
		10,852
Indonesian rupiah 0.50%
Indonesia (Republic of), Series 64, 6.125% 2028	IDR9,247,000	605
Indonesia (Republic of), Series 78, 8.25% 2029	105,022,000	7,915
Indonesia (Republic of), Series 68, 8.375% 2034	27,353,000	2,042
		10,562
Russian rubles 0.44%
Russian Federation 7.00% 2023	RUB120,000	1,876
Russian Federation 6.90% 2029	248,750	3,837
Russian Federation 8.50% 2031	82,440	1,422
Russian Federation 7.70% 2033	22,840	370
Russian Federation 7.25% 2034	121,920	1,899
		9,404
Thai baht 0.42%
Thailand (Kingdom of) 2.125% 2026	THB257,750	8,825
American Funds Insurance Series — Global Bond Fund — Page 131 of 199

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Bonds, notes & other debt instruments (continued) South Korean won 0.37%	Principal amount (000)	Value (000)
South Korea (Republic of), Series 2712, 2.375% 2027	KRW8,658,930	$7,756
Colombian pesos 0.35%
Colombia (Republic of), Series B, 10.00% 2024	COP10,805,000	3,750
Colombia (Republic of), Series B, 6.25% 2025	12,077,000	3,626
		7,376
Ukrainian hryvnia 0.25%
Ukraine Government 16.06% 2022	UAH78,500	3,304
Ukraine Government 17.00% 2022	45,000	1,930
		5,234
Australian dollars 0.12%
Australia (Commonwealth of), Series 133, 5.50% 2023	A$3,335	2,627
Uruguayan pesos 0.10%
Uruguay (Oriental Republic of) 8.50% 2028	UYU95,641	2,191
Dominican pesos 0.08%
Dominican Republic 9.75% 2026	DOP90,700	1,791
Argentine pesos 0.04%
Argentine Republic 2.50% 2021[2]	ARS133,568	773
Buenos Aires (City of) (Badlar Private Banks ARS Index + 3.75%) 53.348% 2028[5]	13,568	117
		890
U.S. dollars 40.13%
Abbott Laboratories 2.90% 2021	$420	428
Abbott Laboratories 3.40% 2023	137	144
Abbott Laboratories 3.75% 2026	793	865
AbbVie Inc. 2.50% 2020	3,155	3,163
AbbVie Inc. 2.90% 2022	1,170	1,193
AbbVie Inc. 3.20% 2022	200	205
AbbVie Inc. 3.20% 2026	2,007	2,045
AbbVie Inc. 4.50% 2035	410	443
ACE INA Holdings Inc. 2.30% 2020	180	181
ACE INA Holdings Inc. 2.875% 2022	195	200
ACE INA Holdings Inc. 3.35% 2026	195	208
ACE INA Holdings Inc. 4.35% 2045	425	523
ADT Corp. 3.50% 2022	525	529
AES Corp. 5.50% 2025	250	260
Aetna Inc. 2.80% 2023	340	345
AG Merger Sub II, Inc. 10.75% 2027[3]	204	208
Allergan PLC 3.00% 2020	2,820	2,828
Allergan PLC 4.75% 2045	130	138
Allison Transmission Holdings, Inc. 5.00% 2024[3]	455	466
Almonde Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 9.446% 2025[5,6]	650	626
Altria Group, Inc. 4.50% 2043	191	192
Altria Group, Inc. 5.95% 2049	131	154
Amazon.com, Inc. 2.80% 2024	2,920	3,040
Amazon.com, Inc. 3.15% 2027	980	1,042
American Funds Insurance Series — Global Bond Fund — Page 132 of 199

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Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
American Axle & Manufacturing Holdings, Inc. 6.50% 2027	$355	$339
American Campus Communities, Inc. 3.75% 2023	1,810	1,886
American Campus Communities, Inc. 4.125% 2024	1,195	1,279
American Energy (Permian Basin) (3-month USD-LIBOR + 6.50%) 9.076% 2019[3,5,7]	150	25
American Energy (Permian Basin) 7.125% 2020[3,7]	1,295	214
American Energy (Permian Basin) 7.375% 2021[3,7]	340	56
Amgen Inc. 1.85% 2021	420	419
Anheuser-Busch InBev NV 4.15% 2025	2,230	2,438
Anheuser-Busch InBev NV 4.00% 2028	1,050	1,160
Anheuser-Busch InBev NV 4.75% 2029	1,975	2,302
Apple Inc. 2.50% 2022	1,200	1,219
Apple Inc. 3.35% 2027	1,075	1,151
Applied Systems, Inc., Term Loan, (3-month USD-LIBOR + 7.00%) 9.104% 2025[5,6]	80	81
Argentine Republic 6.875% 2021	3,575	1,774
Argentine Republic 7.50% 2026	2,200	982
Argentine Republic 6.875% 2048	1,695	720
Ascent Resources Marcellus Holdings, Inc., Term Loan B, (3-month USD-LIBOR + 6.50%) 8.528% 2023[5,6,8]	210	204
Associated Materials, LLC 9.00% 2024[3]	1,069	943
AstraZeneca PLC 3.50% 2023	2,700	2,823
AT&T Inc. 4.250% 2027	3,775	4,111
Autoridad del Canal de Panama 4.95% 2035[3]	1,000	1,153
Avis Budget Group, Inc. 5.50% 2023	302	308
B&G Foods, Inc. 4.625% 2021	50	50
B&G Foods, Inc. 5.25% 2025	225	231
Bank of America Corp. 2.625% 2020	1,550	1,560
Bank of America Corp. 3.55% 2024 (3-month USD-LIBOR + 0.78% on 3/5/2023)[1]	1,400	1,457
Bayer AG 3.375% 2024[3]	840	861
Bayer US Finance II LLC 3.875% 2023[3]	900	941
Bayer US Finance II LLC 4.25% 2025[3]	203	217
Bayerische Motoren Werke AG 2.95% 2022[3]	3,675	3,751
Becton, Dickinson and Co. 2.675% 2019	94	94
Becton, Dickinson and Co. 3.70% 2027	933	989
Brandywine Operating Partnership, LP 3.95% 2023	190	198
Bristol-Myers Squibb Co. 2.90% 2024[3]	2,756	2,846
British American Tobacco International Finance PLC 2.75% 2020[3]	530	532
British American Tobacco International Finance PLC 3.50% 2022[3]	385	395
British American Tobacco PLC 2.789% 2024	1,150	1,140
British American Tobacco PLC 3.215% 2026	955	947
British American Tobacco PLC 3.557% 2027	1,545	1,555
British American Tobacco PLC 3.462% 2029	1,150	1,128
British American Tobacco PLC 4.39% 2037	2,400	2,334
British American Tobacco PLC 4.758% 2049	894	876
Brookfield Property REIT Inc. 5.75% 2026[3]	350	367
Cablevision Systems Corp. 6.75% 2021	950	1,026
Calpine Corp. 5.25% 2026[3]	280	291
Carrizo Oil & Gas Inc. 6.25% 2023	220	210
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2023[3]	450	462
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[3]	475	502
CCO Holdings LLC and CCO Holdings Capital Corp. 3.75% 2028	2,650	2,722
Centene Corp. 4.75% 2022	540	553
Centene Corp. 4.75% 2025	425	437
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A2, 5.234% 2023[4]	62	63
CenturyLink, Inc. 6.75% 2023	800	878
CenturyLink, Inc. 7.50% 2024	250	280
CenturyLink, Inc., Series T, 5.80% 2022	325	344
American Funds Insurance Series — Global Bond Fund — Page 133 of 199

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Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
CF Industries, Inc. 4.95% 2043	$245	$241
Chemours Co. 6.625% 2023	780	773
Chesapeake Energy Corp. 4.875% 2022	915	743
Chesapeake Energy Corp. 5.75% 2023	460	354
Chesapeake Energy Corp. 8.00% 2027	195	132
Cigna Corp. 3.40% 2021	750	767
Cigna Corp. 4.125% 2025	830	895
Citigroup Inc. 2.35% 2021	1,500	1,507
Cleveland-Cliffs Inc. 4.875% 2024[3]	950	969
Cleveland-Cliffs Inc. 5.75% 2025	672	662
Cleveland-Cliffs Inc. 5.875% 2027[3]	1,300	1,234
CMS Energy Corp. 5.05% 2022	392	415
CMS Energy Corp. 3.875% 2024	100	105
CMS Energy Corp. 3.00% 2026	1,200	1,232
Colombia (Republic of) 3.875% 2027	350	372
Colombia (Republic of) 4.50% 2029	1,165	1,298
Colombia (Republic of) 5.20% 2049	2,420	2,931
Columbia Pipeline Partners LP 3.30% 2020	85	85
Comcast Corp. 3.95% 2025	2,610	2,844
Compass Diversified Holdings 8.00% 2026[3]	440	468
Comstock Resources, Inc. 9.75% 2026	450	378
Conagra Brands, Inc. 4.30% 2024	2,380	2,556
CONSOL Energy Inc. 5.875% 2022	1,949	1,881
Consolidated Energy Finance SA 6.50% 2026[3]	185	180
Consumers Energy Co. 3.375% 2023	345	362
Continental Airlines, Inc., Series 2000-2, Class A1, 7.707% 2022	8	9
Continental Airlines, Inc., Series 2000-1, Class A1, 8.048% 2022	23	24
Convey Park Energy LLC 7.50% 2025[3]	200	161
Core Industrial Trust, Series 2015-CALW, Class A, 3.04% 2034[3,4]	1,385	1,415
Crédit Agricole SA 4.375% 2025[3]	1,100	1,170
CVR Partners, LP 9.25% 2023[3]	200	209
CVS Health Corp. 2.80% 2020	430	432
CVS Health Corp. 3.35% 2021	277	282
CVS Health Corp. 3.50% 2022	430	444
CVS Health Corp. 3.70% 2023	710	739
DaimlerChrysler North America Holding Corp. 2.00% 2021[3]	2,100	2,088
DaimlerChrysler North America Holding Corp. 2.875% 2021[3]	2,275	2,294
DaimlerChrysler North America Holding Corp. 3.00% 2021[3]	6,425	6,489
Danske Bank AS 2.70% 2022[3]	1,400	1,407
DaVita HealthCare Partners Inc. 5.00% 2025	380	380
DCP Midstream Operating LP 4.95% 2022	365	378
Deutsche Telekom International Finance BV 1.95% 2021[3]	575	571
Deutsche Telekom International Finance BV 2.82% 2022[3]	1,675	1,695
Deutsche Telekom International Finance BV 4.375% 2028[3]	890	996
Deutsche Telekom International Finance BV 9.25% 2032	1,930	3,041
Diamond Offshore Drilling, Inc. 4.875% 2043	675	316
Diebold Nixdorf AG, Term Loan B, (3-month USD-LIBOR + 2.75%) 4.813% 2023[5,6]	115	109
Diebold, Inc. 8.50% 2024	150	142
Dominican Republic 7.50% 2021[3]	1,333	1,395
Dominican Republic 5.50% 2025[3]	1,375	1,454
Dominican Republic 8.625% 2027[3]	225	270
Dominican Republic 6.40% 2049[3]	1,613	1,722
DP World Crescent 4.848% 2028[3]	550	605
Duke Energy Corp. 3.75% 2024	550	584
Duke Energy Corp. 2.65% 2026	2,695	2,710
American Funds Insurance Series — Global Bond Fund — Page 134 of 199

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Duke Energy Progress, LLC 3.70% 2028	$1,225	$1,346
Dun & Bradstreet Corp. 6.875% 2026[3]	205	224
Dun & Bradstreet Corp., Term Loan B, (3-month USD-LIBOR + 5.00%) 7.054% 2026[5,6]	225	227
Egypt (Arab Republic of) 5.75% 2020	1,800	1,823
Egypt (Arab Republic of) 7.50% 2027[3]	2,200	2,369
Electricité de France SA 4.875% 2038[3]	795	926
EMD Finance LLC 2.40% 2020[3]	1,485	1,485
EMD Finance LLC 2.95% 2022[3]	225	228
EMD Finance LLC 3.25% 2025[3]	2,950	3,020
Empresas Publicas de Medellin E.S.P. 4.25% 2029[3]	1,030	1,086
Enbridge Energy Partners, LP 4.375% 2020	480	490
Enbridge Energy Partners, LP 5.20% 2020	1,175	1,190
Enbridge Inc. 4.00% 2023	600	636
Enbridge Inc. 4.25% 2026	655	717
Enbridge Inc. 3.70% 2027	754	797
Encompass Health Corp. 4.50% 2028	86	87
Endo International PLC 5.75% 2022[3]	1,155	751
Endo International PLC 6.00% 2025[1,3]	550	326
Enel Finance International SA 2.75% 2023[3]	5,000	5,035
Enel Finance International SA 3.625% 2027[3]	2,375	2,467
Enel Finance International SA 3.50% 2028[3]	1,800	1,845
Energy Transfer Partners, LP 4.00% 2027	1,490	1,544
Energy Transfer Partners, LP 4.20% 2027	110	116
Energy Transfer Partners, LP 6.00% 2048	70	83
Enersis Américas SA 4.00% 2026	650	684
Essex Portfolio LP 3.50% 2025	2,835	2,967
Essex Portfolio LP 3.375% 2026	885	926
Euramax International, Inc. 12.00% 2020[3]	650	646
European Investment Bank 2.25% 2022	700	710
Exelon Corp. 3.40% 2026	1,465	1,533
Exelon Corp., junior subordinated, 3.497% 2022[1]	525	539
Extraction Oil & Gas, Inc. 5.625% 2026[3]	425	262
Exxon Mobil Corp. 2.222% 2021	570	573
Fannie Mae Pool #AP7888 3.50% 2042[4]	641	673
Fannie Mae Pool #AO4151 3.50% 2042[4]	308	324
Fannie Mae Pool #AQ0770 3.50% 2042[4]	212	223
Fannie Mae Pool #MA3467 4.00% 2048[4]	7,540	7,850
Fannie Mae Pool #FM1437 4.00% 2048[4]	4,309	4,492
Fannie Mae Pool #MA3495 4.00% 2048[4]	2,673	2,783
Fannie Mae Pool #MA3521 4.00% 2048[4]	1,187	1,235
Fannie Mae Pool #MA3443 4.00% 2048[4]	127	132
Fannie Mae Pool #MA3692 3.50% 2049[4]	21,765	22,402
Fannie Mae Pool #MA3775 3.50% 2049[4]	992	1,019
Fannie Mae Pool #MA3776 4.00% 2049[4]	9,449	9,840
Fannie Mae Pool #MA3664 4.00% 2049[4]	9,259	9,605
Fannie Mae Pool #MA3693 4.00% 2049[4]	7,076	7,360
Fannie Mae Pool #BO2188 4.00% 2049[4]	1,812	1,885
Fannie Mae Pool #MA3804 4.00% 2049[4]	1,248	1,298
Fannie Mae, Series 2012-M17, Class A2, Multi Family, 2.184% 2022[4]	1,503	1,516
First Quantum Minerals Ltd. 7.25% 2023[3]	875	866
First Quantum Minerals Ltd. 7.50% 2025[3]	1,875	1,856
First Quantum Minerals Ltd. 6.875% 2026[3]	325	311
FirstEnergy Corp. 3.90% 2027	3,915	4,175
FirstEnergy Corp. 3.50% 2028[3]	645	674
FirstEnergy Corp. 4.85% 2047	380	452
American Funds Insurance Series — Global Bond Fund — Page 135 of 199

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Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Ford Motor Credit Co. 2.597% 2019	$2,020	$2,020
France Télécom 9.00% 2031[1]	2,434	3,799
Freddie Mac 3.50% 2048[4]	748	769
Freddie Mac Pool #ZT1545 4.00% 2048[4]	26,348	27,325
Freddie Mac Pool #2B7343 3.801% 2049[4,5]	6,173	6,395
Freddie Mac Pool #ZN4802 4.00% 2049[4]	1,257	1,308
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036[4]	10	9
Freddie Mac, Series 3292, Class BO, principal only, 0% 2037[4]	42	37
Freeport-McMoRan Inc. 3.55% 2022	1,262	1,268
Frontier Communications Corp. 11.00% 2025	3,390	1,549
FS Energy and Power Fund 7.50% 2023[3]	325	329
General Mills, Inc. 3.20% 2021	455	462
Genesis Energy, LP 6.75% 2022	683	696
Genesis Energy, LP 6.50% 2025	150	147
Genesys Telecommunications Laboratories, Inc. 10.00% 2024[3]	100	108
Gogo Inc. 9.875% 2024[3]	2,165	2,322
Goldman Sachs Group, Inc. 2.905% 2023 (3-month USD-LIBOR + 0.99% on 7/24/2022)[1]	1,200	1,218
Goldman Sachs Group, Inc. 3.20% 2023	2,152	2,212
Goldman Sachs Group, Inc. 3.50% 2025	5,190	5,418
Goldman Sachs Group, Inc. 4.75% 2045	1,805	2,174
Government National Mortgage Assn. 4.50% 2049[4,9]	466	488
Government National Mortgage Assn. Pool #MA5987 4.50% 2049[4]	9,597	10,083
Government National Mortgage Assn. Pool #MA6041 4.50% 2049[4]	5,394	5,683
Government National Mortgage Assn. Pool #MA5932 4.50% 2049[4]	576	604
Groupe BPCE SA 5.70% 2023[3]	1,800	1,986
H.I.G. Capital, LLC 6.75% 2024[3]	318	295
Halliburton Co. 3.80% 2025	870	923
Hanesbrands Inc. 4.625% 2024[3]	85	90
Hanesbrands Inc. 4.875% 2026[3]	350	372
Hardwoods Acquisition Inc. 7.50% 2021[3]	228	135
Harris Corp. 2.70% 2020	155	155
HCA Inc. 5.875% 2023	250	276
HealthSouth Corp. 5.75% 2025	745	781
Hertz Global Holdings Inc. 7.625% 2022[3]	1,145	1,194
Holcim Ltd. 5.15% 2023[3]	1,290	1,387
Honduras (Republic of) 8.75% 2020	1,555	1,664
HSBC Holdings PLC 3.033% 2023 (3-month USD-LIBOR + 0.923% on 11/12/2022)[1]	430	437
HSBC Holdings PLC 3.803% 2025 (3-month USD-LIBOR + 1.211% on 3/11/2024)[1]	305	318
HSBC Holdings PLC 4.292% 2026 (3-month USD-LIBOR + 1.348% on 9/12/2025)[1]	4,172	4,482
Humana Inc. 3.85% 2024	1,000	1,057
Husky Energy Inc. 7.25% 2019	250	252
Hyundai Capital America 2.55% 2020[3]	2,580	2,580
Hyundai Capital America 3.25% 2022[3]	250	254
Hyundai Capital Services Inc. 2.625% 2020[3]	500	500
Hyundai Capital Services Inc. 3.75% 2023[3]	2,450	2,532
Icahn Enterprises Finance Corp. 6.25% 2022	575	591
Imperial Tobacco Finance PLC 3.50% 2023[3]	2,000	2,042
Indonesia (Republic of) 3.75% 2022	1,110	1,146
Indonesia (Republic of) 4.75% 2026	3,500	3,866
Inmarsat PLC 4.875% 2022[3]	1,500	1,526
Intelsat Jackson Holding Co. 8.50% 2024[3]	1,475	1,489
International Paper Co. 7.30% 2039	600	814
Intesa Sanpaolo SpA 5.017% 2024[3]	3,270	3,369
Iraq (Republic of) 6.752% 2023[3]	545	559
Jaguar Holding Co. 6.375% 2023[3]	375	389
American Funds Insurance Series — Global Bond Fund — Page 136 of 199

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Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Jonah Energy LLC 7.25% 2025[3]	$200	$69
Jordan (Hashemite Kingdom of) 5.75% 2027[3]	1,035	1,064
JPMorgan Chase & Co. 2.55% 2021	6,039	6,080
JPMorgan Chase & Co. 2.604% 2021 (3-month USD-LIBOR + 0.28% on 2/1/2020)[1]	1,700	1,703
JPMorgan Chase & Co. 3.25% 2022	1,000	1,034
Keurig Dr Pepper Inc. 4.597% 2028	2,740	3,083
Keurig Dr Pepper Inc. 5.085% 2048	1,075	1,271
Korea Housing Finance Corp. 2.50% 2020[3,4]	2,250	2,261
Korea Housing Finance Corp. 2.00% 2021[3,4]	2,525	2,512
Kraft Heinz Co. 4.375% 2046	825	785
Kronos Inc., Term Loan B, (3-month USD-LIBOR + 8.25%) 10.503% 2024[5,6]	650	662
Kuwait (State of) 2.75% 2022[3]	3,550	3,602
Liberty Global PLC 5.50% 2028[3]	250	260
Ligado Networks, Term Loan, (3-month USD-LIBOR + 8.75%) 11.22% 2020 (100% PIK)[5,6,10]	559	445
Lima Metro Line 2 Finance Ltd. 5.875% 2034	1,370	1,512
Lima Metro Line 2 Finance Ltd. 5.875% 2034[3]	2,000	2,207
Lima Metro Line 2 Finance Ltd. 4.35% 2036[3]	630	673
Lockheed Martin Corp. 2.50% 2020	205	206
LSB Industries, Inc. 9.625% 2023[3]	445	472
LSC Communications, Inc. 8.75% 2023[3]	275	202
Mallinckrodt PLC 4.875% 2020[3]	2,035	1,272
Mallinckrodt PLC 5.75% 2022[3]	155	59
McAfee, LLC, Term Loan, (3-month USD-LIBOR + 3.75%) 5.794% 2024[5,6]	389	390
McDermott International, Inc. 10.625% 2024[3]	395	96
McDonald’s Corp. 3.35% 2023	1,420	1,483
MDC Partners Inc. 6.50% 2024[3]	320	293
Medtronic, Inc. 3.50% 2025	1,558	1,674
Mexican Government 5.50% 2047	232	231
MGM Resorts International 7.75% 2022	200	224
Microsoft Corp. 2.40% 2026	2,688	2,744
Mineral Resources Ltd. 8.125% 2027[3]	100	103
Molina Healthcare, Inc. 5.375% 2022	1,375	1,463
Molina Healthcare, Inc. 4.875% 2025[3]	482	486
Morgan Stanley 4.431% 2030 (3-month USD-LIBOR + 1.628% on 1/23/2029)[1]	1,534	1,725
Morocco (Kingdom of) 5.50% 2042	3,100	3,714
Navient Corp. 5.50% 2023	2,170	2,249
Navient Corp. 6.125% 2024	175	182
NGL Energy Partners LP 6.125% 2025	860	823
Niagara Mohawk Power Corp. 3.508% 2024[3]	180	190
Nigeria (Republic of) 6.50% 2027[3]	465	471
Noble Corp. PLC 7.95% 2025[1]	150	96
Noble Corp. PLC 8.95% 2045[1]	325	163
Norbord Inc. 5.75% 2027[3]	420	432
Nova Chemicals Corp. 5.25% 2027[3]	475	496
Oasis Petroleum Inc. 6.875% 2022	455	427
Odebrecht Drilling Norbe 7.72% 2026 (87.05% PIK)[3,10]	12	3
Oracle Corp. 2.65% 2026	2,327	2,377
Oracle Corp. 3.25% 2027	1,880	1,996
Owens & Minor, Inc. 3.875% 2021	800	780
Owens & Minor, Inc., Term Loan B, (3-month USD-LIBOR + 4.50%) 6.60% 2025[5,6]	357	315
Pacific Gas and Electric Co. 2.95% 2026[7]	590	584
Pacific Gas and Electric Co. 3.30% 2027[7]	659	656
Pacific Gas and Electric Co. 4.65% 2028[3,7]	542	577
Pacific Gas and Electric Co. 6.35% 2038[7]	1,566	1,832
Pacific Gas and Electric Co. 3.95% 2047[7]	1,250	1,216
American Funds Insurance Series — Global Bond Fund — Page 137 of 199

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Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Pakistan (Islamic Republic of) 6.75% 2019	$1,900	$1,909
Pakistan (Islamic Republic of) 5.50% 2021[3]	3,535	3,553
Pakistan (Islamic Republic of) 8.25% 2024	2,240	2,423
Panama (Republic of) 3.75% 2026[3]	1,440	1,523
Panama (Republic of) 4.50% 2050	1,230	1,461
Par Pharmaceutical Companies Inc. 7.50% 2027[3]	570	520
Paraguay (Republic of) 4.625% 2023	947	998
Paraguay (Republic of) 5.00% 2026	235	257
Paraguay (Republic of) 4.70% 2027[3]	350	380
Paraguay (Republic of) 5.60% 2048[3]	2,340	2,714
Peabody Energy Corp. 6.00% 2022[3]	225	227
Pernod Ricard SA 4.45% 2022[3]	730	766
Peru (Republic of) 5.625% 2050	280	411
Petróleos Mexicanos 6.84% 2030[3]	550	570
Petróleos Mexicanos 6.35% 2048	927	855
PetSmart, Inc. 5.875% 2025[3]	1,165	1,165
PetSmart, Inc. 8.875% 2025[3]	1,515	1,443
PetSmart, Inc., Term Loan, (3-month USD-LIBOR + 3.00%) 5.04% 2022[5,6]	716	692
Pisces Parent LLC 8.00% 2026[3]	680	672
PNC Bank 2.30% 2020	865	866
PNC Bank 2.60% 2020	275	276
Poland (Republic of) 4.00% 2024	980	1,063
Poland (Republic of) 3.25% 2026	4,590	4,886
Progress Energy, Inc. 7.75% 2031	150	214
Prologis, Inc. 4.25% 2023	2,075	2,235
PT Indonesia Asahan Aluminium Tbk 5.23% 2021[3]	555	583
Puget Energy, Inc. 6.50% 2020	335	351
Puget Energy, Inc. 6.00% 2021	1,023	1,089
Puget Energy, Inc. 5.625% 2022	480	514
Qatar (State of) 3.875% 2023[3]	475	503
Qatar (State of) 4.50% 2028[3]	3,205	3,659
Qatar (State of) 5.103% 2048[3]	530	679
QEP Resources, Inc. 5.25% 2023	85	79
QGOG Constellation SA 9.50% 2024[3,7,10]	2,164	941
R.R. Donnelley & Sons Co. 6.50% 2023	225	232
Rabobank Nederland 4.625% 2023	2,180	2,345
Range Resources Corp. 5.00% 2022	20	19
Rayonier Advanced Materials Inc. 5.50% 2024[3]	550	405
Realogy Corp. 5.25% 2021[3]	225	225
Realogy Corp. 4.875% 2023[3]	605	569
Realogy Corp. 9.375% 2027[3]	275	257
Reynolds American Inc. 3.25% 2020	640	644
Reynolds American Inc. 4.00% 2022	455	474
Reynolds American Inc. 4.45% 2025	2,115	2,258
Roche Holdings, Inc. 2.875% 2021[3]	1,250	1,271
Rotech Healthcare Inc., Term Loan A, (3-month USD-LIBOR + 3.25%) 5.294% 2023[5,6,8,11]	444	441
Ryerson Inc. 11.00% 2022[3]	635	672
Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	725	740
Santander Holdings USA, Inc. 4.45% 2021	3,750	3,918
Saudi Arabia (Kingdom of) 2.894% 2022[3]	1,900	1,929
Saudi Arabia (Kingdom of) 3.628% 2027[3]	1,900	2,021
Saudi Arabia (Kingdom of) 3.625% 2028[3]	3,840	4,078
Scentre Group 3.50% 2025[3]	210	218
Scentre Group 3.75% 2027[3]	110	116
Schlumberger BV 4.00% 2025[3]	935	998
American Funds Insurance Series — Global Bond Fund — Page 138 of 199

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Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Scientific Games Corp. 8.25% 2026[3]	$420	$448
Shell International Finance BV 1.75% 2021	1,740	1,737
Shell International Finance BV 3.50% 2023	3,808	4,038
Shire PLC 2.40% 2021	3,930	3,949
Shire PLC 2.875% 2023	818	835
Shire PLC 3.20% 2026	405	418
Sirius XM Radio Inc. 3.875% 2022[3]	550	562
Sirius XM Radio Inc. 4.625% 2024[3]	310	322
Skandinaviska Enskilda Banken AB 2.625% 2021	2,250	2,267
Skandinaviska Enskilda Banken AB 2.80% 2022	2,100	2,129
SM Energy Co. 6.125% 2022	15	14
South Africa (Republic of) 5.50% 2020	1,900	1,922
Springleaf Finance Corp. 6.125% 2024	600	647
Sri Lanka (Democratic Socialist Republic of) 6.25% 2020	1,900	1,930
Sri Lanka (Democratic Socialist Republic of) 5.75% 2022	1,600	1,607
Staples, Inc. 7.50% 2026[3]	1,550	1,601
Starwood Property Trust, Inc. 5.00% 2021	350	365
State Grid Overseas Investment Ltd. 3.50% 2027[3]	5,600	5,917
Statoil ASA 3.70% 2024	1,950	2,089
Statoil ASA 4.25% 2041	1,000	1,173
Sunoco LP 4.875% 2023	130	134
Swiss Re Finance (Luxembourg) SA 5.00% 2049 (UST Yield Curve Rate T Note Constant Maturity 5-year + 3.582% on 4/2/2029)[1,3]	800	886
Takeda Pharmaceutical Co., Ltd. 4.40% 2023[3]	2,075	2,236
Talen Energy Corp. 10.50% 2026[3]	105	91
Talen Energy Corp. 7.25% 2027[3]	210	214
Team Health Holdings, Inc. 6.375% 2025[3]	1,005	699
Teco Finance, Inc. 5.15% 2020	75	76
Teekay Corp. 9.25% 2022[3]	520	532
Teekay Offshore Partners LP 8.50% 2023[3]	550	546
Tenet Healthcare Corp. 4.625% 2024	396	408
Tenet Healthcare Corp. 4.875% 2026[3]	1,950	2,004
Teva Pharmaceutical Finance Co. BV 2.20% 2021	380	349
Teva Pharmaceutical Finance Co. BV 2.80% 2023	2,026	1,644
Teva Pharmaceutical Finance Co. BV 6.00% 2024	1,430	1,238
Teva Pharmaceutical Finance Co. BV 3.15% 2026	2,420	1,700
TPC Group Inc. 10.50% 2024[3]	200	210
Transocean Inc. 9.00% 2023[3]	269	280
Trilogy International Partners, LLC 8.875% 2022[3]	1,375	1,317
Tronox Ltd. 6.50% 2026[3]	575	551
Turkey (Republic of) 6.25% 2022	1,880	1,932
Turkey (Republic of) 7.25% 2023	1,085	1,149
Turkey (Republic of) 5.75% 2024	2,500	2,497
U.S. Treasury 2.50% 2020	7,900	7,933
U.S. Treasury 2.625% 2023	6,900	7,139
U.S. Treasury 2.75% 2023	2,270	2,363
U.S. Treasury 1.875% 2024[12]	4,515	4,582
U.S. Treasury 2.75% 2025	10,140	10,779
U.S. Treasury 2.875% 2025	5,400	5,800
U.S. Treasury 2.25% 2027[12]	9,000	9,414
U.S. Treasury 2.75% 2028[12]	14,100	15,315
U.S. Treasury 2.875% 2028[12]	19,850	21,795
U.S. Treasury 2.75% 2047[12]	5,950	6,744
U.S. Treasury 3.00% 2048[12]	8,325	9,907
U.S. Treasury 3.00% 2049[12]	3,340	3,985
American Funds Insurance Series — Global Bond Fund — Page 139 of 199

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Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 0.375% 2025[2,12]	$5,950	$6,038
U.S. Treasury Inflation-Protected Security 0.25% 2029[2]	13,741	13,883
U.S. Treasury Inflation-Protected Security 0.875% 2029[2,12]	91,232	97,011
U.S. Treasury Inflation-Protected Security 0.75% 2042[2,12]	710	752
U.S. Treasury Inflation-Protected Security 0.625% 2043[2,12]	1,339	1,377
U.S. Treasury Inflation-Protected Security 1.375% 2044[2,12]	5,834	7,009
U.S. Treasury Inflation-Protected Security 1.00% 2049[2,12]	34,685	39,310
Ultra Petroleum Corp. 11.00% 2024 (18.18% PIK)[10]	625	91
UniCredit SpA 3.75% 2022[3]	1,750	1,790
UniCredit SpA 4.625% 2027[3]	2,890	3,073
Uniform Mortgage-Backed Security 4.00% 2049[4,9]	48	50
Unisys Corp. 10.75% 2022[3]	325	357
United Technologies Corp. 4.125% 2028	1,900	2,152
UnitedHealth Group Inc. 2.70% 2020	520	523
Univision Communications Inc. 5.125% 2023[3]	675	677
Valaris PLC 7.75% 2026	525	284
Valaris PLC 5.75% 2044	430	185
Valeant Pharmaceuticals International, Inc. 6.125% 2025[3]	1,350	1,404
Valeant Pharmaceuticals International, Inc. 9.25% 2026[3]	1,095	1,247
Venator Materials Corp. 5.75% 2025[3]	625	530
Veritas Holdings Ltd. 7.50% 2023[3]	400	397
Veritas Holdings Ltd. 10.50% 2024[3]	200	190
Verizon Communications Inc. 4.125% 2046	1,814	2,026
Vine Oil & Gas LP 8.75% 2023[3]	175	81
Virgin Australia Holdings Ltd. 8.50% 2019[3]	100	100
Volkswagen Group of America Finance, LLC 2.45% 2019[3]	545	545
Volkswagen Group of America Finance, LLC 3.875% 2020[3]	1,900	1,931
Volkswagen Group of America Finance, LLC 4.00% 2021[3]	1,900	1,964
Volkswagen Group of America Finance, LLC 4.25% 2023[3]	1,700	1,813
Volkswagen Group of America Finance, LLC 4.625% 2025[3]	1,280	1,412
Wal-Mart Stores, Inc. 2.85% 2024	1,655	1,722
Warrior Met Coal, Inc. 8.00% 2024[3]	304	316
WEA Finance LLC 3.25% 2020[3]	530	535
WEA Finance LLC 3.75% 2024[3]	535	567
Weatherford International LLC 9.875% 2025[7]	325	114
Weatherford International Ltd., Term Loan, (3-month USD-LIBOR + 3.00%) 5.07% 2020[5,6,8]	852	854
Weatherford International PLC 4.50% 2022[7]	160	56
Weatherford International PLC 8.25% 2023[7]	1,525	549
Weatherford International PLC 9.875% 2024[7]	525	190
Weatherford International PLC 6.50% 2036[7]	650	228
Westfield Corp. Ltd. 3.15% 2022[3]	245	250
Williams Partners LP 4.125% 2020	375	381
Williams Partners LP 4.30% 2024	820	873
WM. Wrigley Jr. Co. 3.375% 2020[3]	515	522
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 2023[3]	868	895
Wynn Resorts Ltd. 5.125% 2029[3]	90	94
Ziggo Bond Finance BV 5.50% 2027[3]	625	655
Zimmer Holdings, Inc. 3.15% 2022	790	806
		849,138
Total bonds, notes & other debt instruments (cost: $1,883,184,000)		1,933,783
American Funds Insurance Series — Global Bond Fund — Page 140 of 199

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Convertible bonds 0.01% U.S. dollars 0.01%	Principal amount (000)	Value (000)
Gogo Inc., convertible notes, 6.00% 2022[3]	$107	$128
Total convertible bonds (cost: $107,000)		128
Convertible stocks 0.04% U.S. dollars 0.04%	Shares
Associated Materials, LLC, convertible preferred, 14.00% 2020[8,11]	850	847
Total convertible stocks (cost: $816,000)		847
Common stocks 0.02% U.S. dollars 0.02%
Tribune Resources, Inc.[8,13]	158,988	358
Advanz Pharma Corp.[13,14]	9,130	110
Advanz Pharma Corp.[13]	6,028	72
Corporate Risk Holdings I, Inc.[8,11,13]	25,840	3
Total common stocks (cost: $1,862,000)		543
Rights & warrants 0.00% U.S. dollars 0.00%
Tribune Resources, Inc., Class A, warrants, expire 2023[8,11,13]	53,128	4
Tribune Resources, Inc., Class B, warrants, expire 2023[8,11,13]	41,322	2
Tribune Resources, Inc., Class C, warrants, expire 2023[8,11,13]	39,060	2
Associated Materials, LLC, warrants, expire 2023[8,11,13]	12,075	—
Total rights & warrants (cost: $8,000)		8
Short-term securities 7.80% Other short-term securities 4.73%	Principal amount (000)
Argentinian Treasury Bills (16.29%)–2.81% due 7/30/2020–7/31/2020	ARS76,794	638
Egyptian Treasury Bills 14.91%–15.43% due 12/3/2019–12/17/2019	EGP99,500	5,946
Greek Treasury Bill 0.41% due 12/6/2019	€7,260	7,914
Japanese Treasury Bill (0.09%) due 11/11/2019	¥7,044,600	65,166
Nigerian Treasury Bills 12.34%–14.31% due 10/3/2019–3/5/2020	NGN4,401,000	11,760
United Kingdom Treasury Bills 0.72% due 10/14/2019–10/21/2019	£7,000	8,605
		100,029
Money market investments 3.07%	Shares
Capital Group Central Cash Fund 2.07%[15]	649,366	64,930
Total short-term securities (cost: $168,783,000)		164,959
Total investment securities 99.27% (cost: $2,054,760,000)		2,100,268
Other assets less liabilities 0.73%		15,427
Net assets 100.00%		$2,115,695
American Funds Insurance Series — Global Bond Fund — Page 141 of 199

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[16] (000)	Value at 9/30/2019[17] (000)	Unrealized (depreciation) appreciation at 9/30/2019 (000)
90 Day Euro Dollar Futures	Short	544	September 2020	$(136,000)	$(133,994)	$(198)
2 Year U.S. Treasury Note Futures	Short	243	January 2020	(48,600)	(52,367)	151
5 Year U.S. Treasury Note Futures	Long	761	January 2020	76,100	90,672	(268)
10 Year Euro-Bund Futures	Short	14	December 2019	€(1,400)	(2,659)	29
10 Year U.S. Treasury Note Futures	Short	273	December 2019	$(27,300)	(35,575)	465
20 Year U.S. Treasury Bond Futures	Long	180	December 2019	18,000	29,216	(423)
30 Year Euro-Buxl Futures	Long	42	December 2019	€4,200	9,957	(236)
30 Year Ultra U.S. Treasury Bond Futures	Short	53	December 2019	$(5,300)	(10,171)	284
						$(196)
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 9/30/2019 (000)
Purchases (000)	Sales (000)
USD11,191	AUD16,000	Goldman Sachs	10/3/2019	$390
AUD21,850	USD14,875	Citibank	10/3/2019	(125)
EUR6,815	USD7,578	Goldman Sachs	10/3/2019	(148)
USD3,535	EUR3,180	Citibank	10/4/2019	68
GBP7,659	USD9,391	Bank of America, N.A.	10/4/2019	28
EUR7,100	USD7,892	Citibank	10/4/2019	(151)
GBP20,975	EUR23,049	JPMorgan Chase	10/7/2019	661
GBP6,200	EUR6,855	JPMorgan Chase	10/7/2019	149
USD6,486	EUR5,840	Citibank	10/7/2019	117
EUR1,416	GBP1,270	Standard Chartered Bank	10/7/2019	(18)
EUR6,626	GBP5,900	Goldman Sachs	10/7/2019	(31)
EUR9,079	USD10,127	Bank of America, N.A.	10/7/2019	(227)
USD829	EUR745	JPMorgan Chase	10/8/2019	17
CLP7,685,000	USD10,690	JPMorgan Chase	10/8/2019	(149)
EUR17,600	USD19,594	JPMorgan Chase	10/8/2019	(399)
USD64,203	JPY6,779,504	Citibank	10/9/2019	1,464
EUR7,270	USD8,009	HSBC Bank	10/9/2019	(79)
EUR13,665	USD15,031	Citibank	10/9/2019	(126)
JPY2,250,000	USD21,076	Citibank	10/9/2019	(254)
CAD10,280	USD7,743	Citibank	10/10/2019	17
CHF1,000	USD1,020	Morgan Stanley	10/10/2019	(17)
GBP6,200	USD7,654	JPMorgan Chase	10/10/2019	(27)
GBP5,380	USD6,648	Goldman Sachs	10/10/2019	(30)
USD3,778	GBP3,100	UBS AG	10/10/2019	(36)
USD9,198	ILS32,500	HSBC Bank	10/10/2019	(156)
JPY2,842,160	USD26,665	Citibank	10/10/2019	(361)
USD802	INR58,300	Standard Chartered Bank	10/11/2019	(20)
USD12,316	MXN240,000	JPMorgan Chase	10/15/2019	187
USD5,593	EUR5,050	Citibank	10/15/2019	82
USD9,930	CNH70,720	Standard Chartered Bank	10/15/2019	30
MXN56,540	USD2,834	Goldman Sachs	10/15/2019	23
USD8,196	EUR7,440	Goldman Sachs	10/16/2019	76
JPY398,400	USD3,707	Bank of America, N.A.	10/17/2019	(18)
American Funds Insurance Series — Global Bond Fund — Page 142 of 199

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Forward currency contracts  (continued)

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 9/30/2019 (000)
Purchases (000)	Sales (000)
USD7,345	AUD10,670	JPMorgan Chase	10/18/2019	$139
USD4,173	INR299,650	HSBC Bank	10/18/2019	(47)
USD33,149	EUR29,950	Morgan Stanley	10/21/2019	449
USD22,249	CNH157,300	HSBC Bank	10/21/2019	232
USD6,891	CNH48,920	UBS AG	10/21/2019	44
JPY2,466,850	USD22,850	Morgan Stanley	10/21/2019	—[18]
EUR23,977	USD26,534	JPMorgan Chase	10/21/2019	(355)
USD1,315	MXN25,590	HSBC Bank	10/22/2019	23
THB20	USD1	UBS AG	10/22/2019	—[18]
EUR2,575	USD2,854	Standard Chartered Bank	10/22/2019	(42)
USD11,125	ILS39,170	Standard Chartered Bank	10/22/2019	(157)
USD3,621	ZAR53,200	HSBC Bank	10/24/2019	120
USD10,515	MYR44,010	HSBC Bank	10/24/2019	7
USD10,607	EUR9,610	UBS AG	10/25/2019	111
USD6,490	JPY699,000	HSBC Bank	10/25/2019	13
USD1,410	CNH10,000	HSBC Bank	10/25/2019	10
NOK95,900	USD10,604	Citibank	10/25/2019	(58)
JPY1,450,000	USD13,525	Standard Chartered Bank	10/25/2019	(90)
USD11,775	CNH83,870	UBS AG	10/28/2019	39
USD1,539	INR109,575	JPMorgan Chase	10/29/2019	(2)
USD7,439	BRL31,080	Goldman Sachs	10/29/2019	(24)
CLP13,862,000	USD19,183	Citibank	10/29/2019	(161)
GBP425	USD529	Standard Chartered Bank	11/6/2019	(5)
GBP2,800	USD3,504	JPMorgan Chase	11/6/2019	(56)
USD20,955	EUR18,600	Morgan Stanley	11/12/2019	614
USD521	BRL2,100	JPMorgan Chase	11/14/2019	17
USD7,554	MXN150,700	Citibank	11/15/2019	(22)
USD5,528	ZAR82,200	Goldman Sachs	11/27/2019	142
ZAR73,420	USD4,793	Goldman Sachs	11/27/2019	18
USD11,790	JPY1,244,630	Morgan Stanley	12/6/2019	225
USD2,780	BRL11,000	Morgan Stanley	12/16/2019	145
BRL11,000	USD2,923	Citibank	12/16/2019	(288)
USD10,781	BRL43,200	Citibank	12/18/2019	434
BRL290	USD74	JPMorgan Chase	12/18/2019	(5)
BRL8,030	USD2,111	JPMorgan Chase	12/18/2019	(187)
BRL14,680	USD3,771	Standard Chartered Bank	12/18/2019	(255)
BRL20,200	USD5,183	Standard Chartered Bank	12/18/2019	(345)
USD2,365	BRL9,500	HSBC Bank	12/20/2019	90
BRL9,500	USD2,535	HSBC Bank	12/20/2019	(260)
USD2,911	BRL12,000	Citibank	1/2/2020	40
USD4,553	EUR3,940	Bank of America, N.A.	3/26/2020	201
USD393	EUR340	JPMorgan Chase	3/26/2020	18
				$1,709
American Funds Insurance Series — Global Bond Fund — Page 143 of 199

unaudited
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 9/30/2019 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 9/30/2019 (000)
(0.0955)%	6-month EURIBOR	7/22/2024	€64,700	$364	$—	$364
(0.356)%	6-month EURIBOR	8/9/2024	60,000	(18)	—	(18)
					$—	$346
Credit default swaps
Centrally cleared credit default swaps on credit indices — sell protection
Receive/ Payment frequency	Pay	Expiration date	Notional (000)	Value at 9/30/2019 (000)	Upfront receipts (000)	Unrealized depreciation at 9/30/2019 (000)
1.00%/Quarterly	CDX.NA.IG.33	12/20/2024	$130,250	$2,589	$2,645	$(56)
[1]	Step bond; coupon rate may change at a later date.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $180,446,000, which represented 8.53% of the net assets of the fund.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	Coupon rate may change periodically.
[6]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $5,046,000, which represented .24% of the net assets of the fund.
[7]	Scheduled interest and/or principal payment was not received.
[8]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $2,715,000, which represented .13% of the net assets of the fund.
[9]	Purchased on a TBA basis.
[10]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[11]	Value determined using significant unobservable inputs.
[12]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $6,119,000, which represented .29% of the net assets of the fund.
[13]	Security did not produce income during the last 12 months.
[14]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on this holding appear below.
[15]	Rate represents the seven-day yield at 9/30/2019.
[16]	Notional amount is calculated based on the number of contracts and notional contract size.
[17]	Value is calculated based on the notional amount and current market price.
[18]	Amount less than one thousand.
Private placement security	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Advanz Pharma Corp.	8/31/2018	$116	$110.01%
American Funds Insurance Series — Global Bond Fund — Page 144 of 199

unaudited
Key to abbreviations and symbols
ARS = Argentine pesos	INR = Indian rupees
AUD/A$ = Australian dollars	JPY/¥ = Japanese yen
BRL = Brazilian reais	KRW = South Korean won
CAD/C$ = Canadian dollars	LIBOR = London Interbank Offered Rate
CHF = Swiss francs	MXN = Mexican pesos
CLP = Chilean pesos	MYR = Malaysian ringgits
CNH/CNY = Chinese yuan renminbi	NGN = Nigerian naira
COP = Colombian pesos	NOK/NKr = Norwegian kroner
DKr = Danish kroner	PLN = Polish zloty
DOP = Dominican pesos	RUB = Russian rubles
EGP = Egyptian pounds	TBA = To-be-announced
EUR/€ = Euros	THB = Thai baht
EURIBOR = Euro Interbank Offered Rate	UAH = Ukrainian hryvnia
GBP/£ = British pounds	USD/$ = U.S. dollars
ICE = Intercontinental Exchange, Inc.	UYU = Uruguayan pesos
IDR = Indonesian rupiah	ZAR = South African rand
ILS = Israeli shekels
American Funds Insurance Series — Global Bond Fund — Page 145 of 199

High-Income Bond Fund
Investment portfolio
September 30, 2019
unaudited
Bonds, notes & other debt instruments 91.88% Corporate bonds & notes 91.88% Communication services 15.20%	Principal amount (000)	Value (000)
Altice Finco SA 8.125% 2024[1]	$505	$524
Altice NV 6.625% 2023[1]	835	859
Altice NV, First Lien, 7.75% 2022[1]	444	455
Altice SA 7.625% 2025[1]	1,550	1,622
Cablevision Systems Corp. 5.125% 2021[1]	725	726
Cablevision Systems Corp. 6.75% 2021	5,025	5,427
Cablevision Systems Corp. 5.75% 2030[1]	1,175	1,229
CBS Corp. 7.25% 2024[1]	350	364
CCO Holdings LLC and CCO Holdings Capital Corp. 4.00% 2023[1]	2,925	2,980
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2023[1]	1,450	1,489
CCO Holdings LLC and CCO Holdings Capital Corp. 5.875% 2024[1]	350	366
CCO Holdings LLC and CCO Holdings Capital Corp. 5.375% 2025[1]	225	234
CCO Holdings LLC and CCO Holdings Capital Corp. 5.50% 2026[1]	825	866
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[1]	6,450	6,821
CCO Holdings LLC and CCO Holdings Capital Corp. 5.00% 2028[1]	300	311
CCO Holdings LLC and CCO Holdings Capital Corp. 5.375% 2029[1]	1,150	1,228
CCO Holdings LLC and CCO Holdings Capital Corp. 4.75% 2030[1]	1,040	1,057
CenturyLink, Inc. 6.75% 2023	7,100	7,792
CenturyLink, Inc. 7.50% 2024	700	785
CenturyLink, Inc. 7.65% 2042	375	367
CenturyLink, Inc., Series T, 5.80% 2022	700	741
Cinemark USA, Inc. 4.875% 2023	550	560
Clear Channel Worldwide Holdings, Inc. 9.25% 2024[1]	2,314	2,548
CSC Holdings, LLC 5.125% 2021[1]	500	501
CSC Holdings, LLC 5.50% 2026[1]	1,300	1,371
Cumulus Media New Holdings Inc. 6.75% 2026[1]	2,965	3,117
Diamond Sports Group LLC 5.375% 2026[1]	2,400	2,496
Diamond Sports Group LLC 6.625% 2027[1]	1,862	1,934
DISH DBS Corp. 5.125% 2020	1,000	1,014
DISH DBS Corp. 6.75% 2021	1,100	1,160
Entercom Media Corp. 6.50% 2027[1]	375	393
Frontier Communications Corp. 8.50% 2020	825	437
Frontier Communications Corp. 9.25% 2021	1,300	595
Frontier Communications Corp. 10.50% 2022	8,405	3,893
Frontier Communications Corp. 11.00% 2025	16,570	7,570
Frontier Communications Corp. 8.50% 2026[1]	1,775	1,779
Frontier Communications Corp. 8.00% 2027[1]	2,685	2,839
Getty Images Inc. 9.75% 2027[1]	1,225	1,240
Gogo Inc. 9.875% 2024[1]	15,025	16,114
Gray Television, Inc. 7.00% 2027[1]	1,225	1,350
iHeartCommunications, Inc. 6.375% 2026	828	898
iHeartCommunications, Inc. 5.25% 2027[1]	2,968	3,094
iHeartCommunications, Inc. 8.375% 2027	1,807	1,961
Inmarsat PLC 4.875% 2022[1]	5,300	5,391
Inmarsat PLC 6.50% 2024[1]	500	526
American Funds Insurance Series — High-Income Bond Fund — Page 146 of 199

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Communication services (continued)	Principal amount (000)	Value (000)
Inmarsat PLC 6.75% 2026[1]	$3,650	$3,723
Intelsat Jackson Holding Co. 5.50% 2023	3,485	3,269
Intelsat Jackson Holding Co. 6.625% 2024[2]	2,900	2,958
Intelsat Jackson Holding Co. 8.00% 2024[1]	250	260
Intelsat Jackson Holding Co. 8.50% 2024[1]	6,250	6,311
Liberty Global PLC 5.50% 2028[1]	775	806
Ligado Networks, Term Loan, (3-month USD-LIBOR + 8.75%) 11.22% 2020 (100% PIK)[2,3,4]	2,603	2,072
Live Nation Entertainment, Inc. 5.625% 2026[1]	425	453
Loral Space & Communications Inc. 6.50% 2027[1]	2,409	2,457
MDC Partners Inc. 6.50% 2024[1]	9,210	8,439
Meredith Corp. 6.875% 2026	5,640	5,760
Neptune Finco Corp. (Altice NV) 6.625% 2025[1]	1,250	1,341
Netflix, Inc. 5.375% 2029[1]	1,425	1,486
Nexstar Broadcasting, Inc. 5.625% 2024[1]	950	991
Nexstar Escrow Corp. 5.625% 2027[1]	2,890	3,034
Numericable Group SA 7.375% 2026[1]	2,400	2,582
OUTFRONT Media Cap LLC 5.00% 2027[1]	905	952
Qwest Capital Funding, Inc. 6.875% 2028	1,100	1,045
Sirius XM Radio Inc. 3.875% 2022[1]	2,650	2,706
Sirius XM Radio Inc. 4.625% 2023[1]	900	922
Sirius XM Radio Inc. 4.625% 2024[1]	1,345	1,398
Sirius XM Radio Inc. 5.50% 2029[1]	1,100	1,177
Sprint Corp. 7.25% 2021	690	738
Sprint Corp. 11.50% 2021	3,055	3,563
Sprint Corp. 7.875% 2023	1,580	1,740
Sprint Corp. 7.125% 2024	750	810
Sprint Corp. 6.875% 2028	1,570	1,716
Sprint Corp. 8.75% 2032	2,550	3,152
T-Mobile US, Inc. 6.375% 2025	875	909
T-Mobile US, Inc. 6.50% 2026	900	970
Trilogy International Partners, LLC 8.875% 2022[1]	5,400	5,170
Univision Communications Inc. 5.125% 2023[1]	5,875	5,890
Univision Communications Inc. 5.125% 2025[1]	3,650	3,568
Warner Music Group 5.00% 2023[1]	1,200	1,231
Warner Music Group 4.875% 2024[1]	1,000	1,039
Warner Music Group 5.50% 2026[1]	1,000	1,052
Zayo Group Holdings, Inc. 6.00% 2023	900	928
Zayo Group Holdings, Inc. 6.375% 2025	300	310
Zayo Group Holdings, Inc. 5.75% 2027[1]	200	205
Ziggo Bond Finance BV 5.50% 2027[1]	3,400	3,561
		189,718
Health care 14.34%
Auris Luxembourg III SARL, Term Loan, (3-month USD-LIBOR + 3.75%) 5.794% 2026[2,4,5]	856	850
Bausch Health Companies Inc. 7.00% 2028[1]	1,510	1,630
Centene Corp. 4.75% 2022	4,580	4,690
Centene Corp. 6.125% 2024	1,500	1,566
Centene Corp. 4.75% 2025	2,250	2,315
Centene Corp. 5.375% 2026[1]	2,645	2,777
Charles River Laboratories International, Inc. 5.50% 2026[1]	885	944
Concordia International Corp. 8.00% 2024	34	33
Concordia International Corp., Term Loan, (3-month USD-LIBOR + 5.50%) 7.528% 2024[2,4]	92	87
DaVita HealthCare Partners Inc. 5.125% 2024	1,000	1,019
DaVita HealthCare Partners Inc. 5.00% 2025	1,665	1,665
American Funds Insurance Series — High-Income Bond Fund — Page 147 of 199

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Eagle Holding Co. II LLC 7.625% 2022[1,3]	$1,250	$1,262
Eagle Holding Co. II LLC 7.75% 2022[1,3]	2,410	2,434
Encompass Health Corp. 4.50% 2028	1,203	1,219
Encompass Health Corp. 4.75% 2030	740	750
Endo International PLC 5.75% 2022[1]	3,525	2,291
Endo International PLC 6.00% 2023[1]	2,959	1,830
Endo International PLC 5.875% 2024[1]	2,450	2,180
Endo International PLC 6.00% 2025[1,6]	3,755	2,225
HCA Inc. 7.50% 2022	360	400
HCA Inc. 5.875% 2023	1,925	2,122
HCA Inc. 5.875% 2026	650	728
HCA Inc. 4.50% 2027	350	376
HCA Inc. 5.625% 2028	1,475	1,647
HCA Inc. 5.50% 2047	756	856
HCA Inc. 5.25% 2049	69	76
HealthSouth Corp. 5.75% 2024	1,169	1,186
HealthSouth Corp. 5.75% 2025	1,380	1,447
Hill-Rom Holdings, Inc. 4.375% 2027[1]	2,001	2,051
IMS Health Holdings, Inc. 5.00% 2026[1]	3,460	3,637
inVentiv Health, Inc. 7.50% 2024[1]	3,040	3,150
Iqvia Inc. 5.00% 2027[1]	560	588
Jaguar Holding Co. 6.375% 2023[1]	2,625	2,720
Kinetic Concepts, Inc. 7.875% 2021[1]	2,013	2,057
Kinetic Concepts, Inc. 12.50% 2021[1]	6,573	7,000
Mallinckrodt PLC 4.875% 2020[1]	9,810	6,131
Mallinckrodt PLC 5.75% 2022[1]	605	230
Molina Healthcare, Inc. 5.375% 2022	10,310	10,968
Molina Healthcare, Inc. 4.875% 2025[1]	2,919	2,945
Multiplan, Inc. 8.50% 2022[1,3]	540	462
NVA Holdings Inc. 6.875% 2026[1]	1,490	1,589
Owens & Minor, Inc. 3.875% 2021	2,850	2,779
Owens & Minor, Inc., Term Loan B, (3-month USD-LIBOR + 4.50%) 6.60% 2025[2,4]	1,733	1,531
Par Pharmaceutical Companies Inc. 7.50% 2027[1]	5,325	4,859
PAREXEL International Corp. 6.375% 2025[1]	2,305	2,132
Prestige Brands International Inc. 6.375% 2024[1]	810	846
Rotech Healthcare Inc., Term Loan A, (3-month USD-LIBOR + 3.25%) 5.294% 2023[2,4,5,7]	2,063	2,053
Rotech Healthcare Inc., Term Loan, (3-month USD-LIBOR + 11.00%) 13.59% 2023 (100% PIK)[2,3,4,5,7]	8,043	8,124
Sotera Health Topco, Inc. 8.125% 2021[1,3]	1,560	1,566
Sterigenics-Nordion Holdings, LLC 6.50% 2023[1]	730	747
Surgery Center Holdings 10.00% 2027[1]	1,055	1,073
Team Health Holdings, Inc. 6.375% 2025[1]	5,030	3,501
Tenet Healthcare Corp. 8.125% 2022	4,600	4,997
Tenet Healthcare Corp. 4.625% 2024	3,942	4,066
Tenet Healthcare Corp. 4.875% 2026[1]	11,125	11,431
Tenet Healthcare Corp. 5.125% 2027[1]	1,225	1,267
Teva Pharmaceutical Finance Co. BV 2.20% 2021	450	413
Teva Pharmaceutical Finance Co. BV 2.80% 2023	6,421	5,209
Teva Pharmaceutical Finance Co. BV 6.00% 2024	8,192	7,091
Teva Pharmaceutical Finance Co. BV 3.15% 2026	2,260	1,588
Teva Pharmaceutical Finance Co. BV 6.75% 2028	2,050	1,689
U.S. Renal Care Inc., Term Loan B, (3-month USD-LIBOR + 5.00%) 7.063% 2026[2,4]	1,025	975
Valeant Pharmaceuticals International, Inc. 5.875% 2023[1]	3,816	3,878
Valeant Pharmaceuticals International, Inc. 6.125% 2025[1]	13,430	13,967
American Funds Insurance Series — High-Income Bond Fund — Page 148 of 199

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Valeant Pharmaceuticals International, Inc. 9.00% 2025[1]	$1,815	$2,044
Valeant Pharmaceuticals International, Inc. 9.25% 2026[1]	4,670	5,318
Valeant Pharmaceuticals International, Inc. 8.50% 2027[1]	850	956
Vizient Inc. 6.25% 2027[1]	240	258
WellCare Health Plans, Inc. 5.375% 2026[1]	500	535
		179,026
Materials 12.43%
AK Steel Holding Corp. 7.625% 2021	2,425	2,401
AK Steel Holding Corp. 7.00% 2027	450	388
Ardagh Packaging Finance 4.625% 2023[1]	910	934
Ardagh Packaging Finance 6.00% 2025[1]	3,310	3,469
Axalta Coating Systems LLC 4.875% 2024[1]	1,450	1,504
Ball Corp. 4.375% 2020	450	460
Ball Corp. 5.00% 2022	825	873
Berry Global Escrow Corp. 4.875% 2026[1]	835	865
Berry Plastics Corp. 5.50% 2022	585	595
Blue Cube Spinco Inc. (Olin Corp.) 10.00% 2025	1,000	1,124
BWAY Parent Co., Inc. 5.50% 2024[1]	2,840	2,939
Carlyle Group LP 8.75% 2023[1,3]	915	915
CF Industries, Inc. 4.95% 2043	940	925
Chemours Co. 6.625% 2023	3,940	3,906
Cleveland-Cliffs Inc. 4.875% 2024[1]	5,775	5,890
Cleveland-Cliffs Inc. 5.75% 2025	6,381	6,285
Cleveland-Cliffs Inc. 5.875% 2027[1]	8,285	7,867
Consolidated Energy Finance SA 6.875% 2025[1]	250	252
Consolidated Energy Finance SA 6.50% 2026[1]	2,395	2,335
CVR Partners, LP 9.25% 2023[1]	700	732
First Quantum Minerals Ltd. 7.00% 2021[1]	380	384
First Quantum Minerals Ltd. 7.25% 2022[1]	3,325	3,310
First Quantum Minerals Ltd. 7.25% 2023[1]	8,150	8,068
First Quantum Minerals Ltd. 6.50% 2024[1]	2,160	2,071
First Quantum Minerals Ltd. 7.50% 2025[1]	11,100	10,989
First Quantum Minerals Ltd. 6.875% 2026[1]	5,075	4,859
Freeport-McMoRan Inc. 3.55% 2022	4,961	4,986
Freeport-McMoRan Inc. 3.875% 2023	400	404
FXI Holdings, Inc. 7.875% 2024[1]	3,600	3,141
Greif, Inc. 6.50% 2027[1]	725	771
H.I.G. Capital, LLC 6.75% 2024[1]	1,874	1,740
Hexion Inc. 7.875% 2027[1]	1,545	1,533
INEOS Group Holdings SA 5.625% 2024[1]	2,375	2,458
LSB Industries, Inc. 9.625% 2023[1]	4,510	4,781
Mineral Resources Ltd. 8.125% 2027[1]	3,250	3,353
Neon Holdings, Inc. 10.125% 2026[1]	3,770	3,808
Nova Chemicals Corp. 4.875% 2024[1]	2,100	2,167
Nova Chemicals Corp. 5.25% 2027[1]	4,000	4,178
Novelis Corp. 6.25% 2024[1]	860	901
Novelis Corp. 5.875% 2026[1]	950	999
Owens-Illinois, Inc. 5.00% 2022[1]	560	580
Owens-Illinois, Inc. 5.875% 2023[1]	2,530	2,694
Owens-Illinois, Inc. 6.375% 2025[1]	705	751
Plastipak Holdings, Inc. 6.25% 2025[1]	200	168
Platform Specialty Products Corp. 5.875% 2025[1]	1,030	1,083
Rayonier Advanced Materials Inc. 5.50% 2024[1]	2,135	1,571
American Funds Insurance Series — High-Income Bond Fund — Page 149 of 199

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
Reynolds Group Inc. 5.75% 2020	$315	$316
Reynolds Group Inc. 7.00% 2024[1]	3,650	3,789
Ryerson Inc. 11.00% 2022[1]	7,186	7,599
S.P.C.M. SA 4.875% 2025[1]	1,675	1,713
Sealed Air Corp. 4.875% 2022[1]	1,000	1,054
Sealed Air Corp. 5.25% 2023[1]	405	433
Standard Industries Inc. 6.00% 2025[1]	550	579
Starfruit US Holdco LLC 8.00% 2026[1]	1,410	1,414
Summit Materials, Inc. 6.125% 2023	1,720	1,759
Summit Materials, Inc. 6.50% 2027[1]	545	583
TPC Group Inc. 10.50% 2024[1]	4,278	4,481
Trivium Packaging BV 5.50% 2026[1]	1,504	1,585
Trivium Packaging BV 8.50% 2027[1]	1,339	1,451
Tronox Ltd. 5.75% 2025[1]	700	666
Tronox Ltd. 6.50% 2026[1]	3,800	3,639
United States Steel Corp. 6.875% 2025	650	590
Venator Materials Corp. 5.75% 2025[1]	6,535	5,538
Warrior Met Coal, Inc. 8.00% 2024[1]	1,160	1,207
Zekelman Industries Inc. 9.875% 2023[1]	328	346
		155,149
Energy 10.86%
American Energy (Permian Basin) 7.125% 2020[1,8]	4,445	733
American Energy (Permian Basin) 7.375% 2021[1,8]	5,270	870
Antero Resources Corp. 5.375% 2024	1,050	950
Ascent Resources - Utica LLC 10.00% 2022[1]	685	688
Ascent Resources - Utica LLC 7.00% 2026[1]	1,550	1,302
Ascent Resources Marcellus Holdings, Inc., Term Loan B, (3-month USD-LIBOR + 6.50%) 8.528% 2023[2,4,5]	1,329	1,289
Berry Petroleum Corp. 7.00% 2026[1]	550	529
Blue Racer Midstream LLC and Blue Racer Finance Corp. 6.125% 2022[1]	1,750	1,768
California Resources Corp. 8.00% 2022[1]	865	433
California Resources Corp., Term Loan B, (3-month USD-LIBOR + 4.75%) 6.794% 2022[2,4]	950	857
Carrizo Oil & Gas Inc. 6.25% 2023	1,620	1,543
Centennial Resource Production, LLC 6.875% 2027[1]	705	707
Cheniere Energy Partners, LP 4.50% 2029[1]	2,709	2,782
Cheniere Energy, Inc. 7.00% 2024	1,575	1,813
Cheniere Energy, Inc. 5.875% 2025	750	836
Chesapeake Energy Corp. 4.875% 2022	4,300	3,494
Chesapeake Energy Corp. 8.00% 2025	2,150	1,564
Chesapeake Energy Corp. 8.00% 2027	1,925	1,304
Citgo Holding, Inc. 9.25% 2024[1]	909	968
Comstock Resources, Inc. 9.75% 2026	3,675	3,087
CONSOL Energy Inc. 5.875% 2022	7,766	7,494
Convey Park Energy LLC 7.50% 2025[1]	1,275	1,026
DCP Midstream Operating LP 4.95% 2022	1,405	1,454
Denbury Resources Inc. 9.00% 2021[1]	1,886	1,759
Denbury Resources Inc. 7.75% 2024[1]	1,040	811
Diamond Offshore Drilling, Inc. 7.875% 2025	1,175	928
Diamond Offshore Drilling, Inc. 4.875% 2043	2,760	1,290
Extraction Oil & Gas, Inc. 7.375% 2024[1]	100	66
Extraction Oil & Gas, Inc. 5.625% 2026[1]	1,890	1,167
Genesis Energy, LP 6.75% 2022	3,075	3,131
Genesis Energy, LP 6.50% 2025	2,490	2,437
Indigo Natural Resources LLC 6.875% 2026[1]	885	802
American Funds Insurance Series — High-Income Bond Fund — Page 150 of 199

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Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Jonah Energy LLC 7.25% 2025[1]	$2,200	$759
KCA Deutag UK Finance PLC 7.25% 2021[1]	1,220	772
Laredo Petroleum, Inc. 5.625% 2022	650	614
Matador Resources Co. 5.875% 2026	875	881
McDermott International, Inc. 10.625% 2024[1]	5,535	1,342
McDermott International, Inc., Term Loan B, (3-month USD-LIBOR + 5.00%) 7.104% 2025[2,4]	894	572
Murphy Oil Corp. 6.875% 2024	1,000	1,050
Nabors Industries Inc. 5.75% 2025	700	522
NGL Energy Partners LP 7.50% 2023	250	256
NGL Energy Partners LP 6.125% 2025	4,465	4,275
Noble Corp. PLC 8.95% 2045[6]	2,075	1,037
NuStar Logistics, LP 6.00% 2026	1,040	1,128
Oasis Petroleum Inc. 6.875% 2022	3,300	3,094
Oasis Petroleum Inc. 6.25% 2026[1]	910	742
Occidental Petroleum Corp. 4.30% 2039	875	900
PDC Energy Inc. 5.75% 2026	1,100	1,086
Peabody Energy Corp. 6.00% 2022[1]	1,575	1,591
Peabody Energy Corp. 6.375% 2025[1]	100	99
Petróleos Mexicanos 6.49% 2027[1]	200	209
Petróleos Mexicanos 5.35% 2028	749	718
Petróleos Mexicanos 6.84% 2030[1]	2,644	2,739
Petróleos Mexicanos 7.69% 2050[1]	418	437
QEP Resources, Inc. 5.25% 2023	1,070	998
QEP Resources, Inc. 5.625% 2026	1,720	1,488
QGOG Constellation SA 9.50% 2024[1,3,8]	6,144	2,673
Range Resources Corp. 5.00% 2022	75	71
Range Resources Corp. 4.875% 2025	715	593
Sanchez Energy Corp. 7.25% 2023[1,8]	825	598
Sanchez Energy Corp., Term Loan, (3-month USD-LIBOR + 8.00%) 10.176% 2020[2,4,5,7]	95	95
Seven Generations Energy Ltd. 5.375% 2025[1]	750	745
SM Energy Co. 6.125% 2022	300	289
SM Energy Co. 5.00% 2024	250	226
SM Energy Co. 5.625% 2025	1,555	1,341
SM Energy Co. 6.625% 2027	850	735
Southwestern Energy Co. 6.20% 2025[6]	750	667
Southwestern Energy Co. 7.50% 2026	1,645	1,439
Southwestern Energy Co. 7.75% 2027	475	417
Sunoco LP 4.875% 2023	3,625	3,729
Sunoco LP 5.50% 2026	825	863
Sunoco LP 6.00% 2027	500	531
Tallgrass Energy Partners, LP 5.50% 2024[1]	1,000	1,000
Tapstone Energy Inc. 9.75% 2022[1]	555	153
Targa Resources Corp. 5.875% 2026	125	133
Targa Resources Partners LP 6.75% 2024	375	390
Targa Resources Partners LP 6.50% 2027[1]	1,105	1,208
Targa Resources Partners LP 6.875% 2029[1]	1,230	1,347
Teekay Corp. 9.25% 2022[1]	4,070	4,162
Teekay Offshore Partners LP 8.50% 2023[1]	3,250	3,226
Transocean Guardian Ltd. 5.875% 2024[1]	983	993
Transocean Inc. 8.375% 2021[6]	1,900	1,957
Transocean Inc. 9.00% 2023[1]	2,246	2,339
Transocean Inc. 7.75% 2024[1]	938	984
Transocean Inc. 6.125% 2025[1]	3,195	3,259
Transocean Inc. 7.50% 2026[1]	350	312
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Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Transocean Poseidon Ltd. 6.875% 2027[1]	$655	$678
Transocean Sentry Ltd. 5.375% 2023[1]	1,500	1,504
Ultra Petroleum Corp. 11.00% 2024 (18.18% PIK)[3]	4,096	594
USA Compression Partners, LP 6.875% 2026	400	417
USA Compression Partners, LP 6.875% 2027[1]	1,700	1,764
Valaris PLC 7.75% 2026	2,225	1,202
Valaris PLC 5.75% 2044	2,920	1,256
Vine Oil & Gas LP 8.75% 2023[1]	2,450	1,127
Vine Oil & Gas LP 9.75% 2023[1]	1,550	732
Weatherford International LLC 9.875% 2025[8]	1,550	542
Weatherford International Ltd., Term Loan, (3-month USD-LIBOR + 3.00%) 5.07% 2020[2,4,5]	5,134	5,147
Weatherford International PLC 4.50% 2022[8]	1,890	661
Weatherford International PLC 8.25% 2023[8]	225	81
Weatherford International PLC 9.875% 2024[8]	2,250	816
Weatherford International PLC 6.50% 2036[8]	5,615	1,965
Weatherford International PLC 6.75% 2040[8]	5,355	1,888
Whiting Petroleum Corp. 5.75% 2021	335	321
Whiting Petroleum Corp. 6.625% 2026	1,050	714
WPX Energy Inc. 5.75% 2026	450	463
		135,538
Consumer discretionary 10.40%
Adient US LLC 7.00% 2026[1]	925	969
Allied Universal Holdco LLC 6.625% 2026[1]	1,625	1,720
Allied Universal Holdco LLC 9.75% 2027[1]	3,120	3,259
American Axle & Manufacturing Holdings, Inc. 6.50% 2027	1,350	1,289
Cedar Fair, LP 5.25% 2029[1]	410	440
Churchill Downs Inc. 4.75% 2028[1]	1,850	1,906
Cirsa Gaming Corp. SA 7.875% 2023[1]	4,506	4,797
Codere Finance 2 (Luxembourg) SA 7.625% 2021[1]	1,010	995
Extended Stay America Inc. 4.625% 2027[1]	1,249	1,255
Fertitta Entertainment, Inc. 6.75% 2024[1]	350	360
Fertitta Entertainment, Inc. 8.75% 2025[1]	1,325	1,385
Golden Entertainment, Inc. 7.625% 2026[1]	600	629
Hanesbrands Inc. 4.625% 2024[1]	2,905	3,076
Hanesbrands Inc. 4.875% 2026[1]	1,790	1,900
Hilton Worldwide Holdings Inc. 4.875% 2030[1]	770	815
International Game Technology 6.50% 2025[1]	950	1,059
International Game Technology 6.25% 2027[1]	375	418
Levi Strauss & Co. 5.00% 2025	555	579
Limited Brands, Inc. 6.625% 2021	750	795
McGraw-Hill Global Education Holdings, LLC, Term Loan B, (3-month USD-LIBOR + 4.00%) 6.044% 2022[2,4]	1,275	1,193
Merlin Entertainment 5.75% 2026[1]	1,200	1,246
MGM Growth Properties LLC 5.625% 2024	200	220
MGM Resorts International 7.75% 2022	1,500	1,682
MGM Resorts International 6.00% 2023	820	905
MGM Resorts International 5.50% 2027	1,255	1,378
Neiman Marcus Group Ltd. LLC 8.00% 2024[1]	3,851	1,146
Neiman Marcus Group Ltd. LLC 8.75% 2024[1]	3,377	1,021
Neiman Marcus Group Ltd. LLC 14.00% 2024[1,3]	4,709	2,684
Neiman Marcus Group Ltd. LLC, Term Loan B, (3-month USD-LIBOR + 6.00%) 8.73% 2023 (11.46% PIK)[2,3,4]	2,478	1,911
NMG Finco PLC 5.75% 2022[1]	1,780	1,708
Panther BF Aggregator 2, LP 6.25% 2026[1]	2,490	2,627
Panther BF Aggregator 2, LP 8.50% 2027[1]	2,950	2,994
American Funds Insurance Series — High-Income Bond Fund — Page 152 of 199

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Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
PetSmart, Inc. 7.125% 2023[1]	$10,165	$9,606
PetSmart, Inc. 5.875% 2025[1]	8,993	8,993
PetSmart, Inc. 8.875% 2025[1]	9,205	8,768
PetSmart, Inc., Term Loan, (3-month USD-LIBOR + 3.00%) 5.04% 2022[2,4]	5,528	5,341
Sally Holdings LLC and Sally Capital Inc. 5.50% 2023	1,770	1,792
Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	5,380	5,488
Scientific Games Corp. 6.25% 2020	1,245	1,254
Scientific Games Corp. 6.625% 2021	175	178
Scientific Games Corp. 10.00% 2022	1,152	1,202
Scientific Games Corp. 5.00% 2025[1]	1,465	1,515
Scientific Games Corp. 8.25% 2026[1]	5,775	6,165
ServiceMaster Global Holdings, Inc. 5.125% 2024[1]	1,300	1,352
Six Flags Entertainment Corp. 4.875% 2024[1]	3,450	3,579
Sotheby’s 4.875% 2025[1]	5,495	5,578
Staples, Inc. 7.50% 2026[1]	8,100	8,366
Staples, Inc. 10.75% 2027[1]	1,750	1,803
Staples, Inc., Term Loan, (3 month USD-LIBOR + 4.50%) 6.623% 2024[2,4]	2,244	2,222
Stars Group Holdings BV, 7.00% 2026[1]	275	294
William Carter Co. 5.625% 2027[1]	445	478
Wyndham Worldwide Corp. 5.375% 2026[1]	1,000	1,053
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 2023[1]	2,823	2,911
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.50% 2025[1]	705	742
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.25% 2027[1]	975	1,003
Wynn Resorts Ltd. 5.125% 2029[1]	1,732	1,818
		129,862
Industrials 9.04%
ACCO Brands Corp. 5.25% 2024[1]	445	462
ADT Corp. 3.50% 2022	3,955	3,985
Advanced Disposal Services, Inc. 5.625% 2024[1]	1,550	1,622
Allison Transmission Holdings, Inc. 5.00% 2024[1]	4,190	4,290
ARAMARK Corp. 5.125% 2024	3,020	3,126
Associated Materials, LLC 9.00% 2024[1]	5,773	5,095
Avis Budget Group, Inc. 5.50% 2023	1,752	1,785
Avolon Holdings Funding Ltd. 5.25% 2024[1]	1,600	1,717
Avolon Holdings Funding Ltd. 6.50% 2024[1,3]	1,775	1,802
Beacon Roofing Supply, Inc. 4.875% 2025[1]	2,550	2,512
Bohai Financial Investment Holding Co., Ltd. 5.25% 2022[1]	1,600	1,690
Bohai Financial Investment Holding Co., Ltd. 4.50% 2023[1]	1,625	1,686
Bohai Financial Investment Holding Co., Ltd. 5.125% 2023[1]	1,000	1,063
Bohai Financial Investment Holding Co., Ltd. 5.50% 2024[1]	600	649
Brand Energy 8.50% 2025[1]	980	936
Builders FirstSource, Inc. 5.625% 2024[1]	6,233	6,506
Clean Harbors, Inc. 4.875% 2027[1]	1,820	1,904
Clean Harbors, Inc. 5.125% 2029[1]	915	972
Covanta Holding Corp. 5.875% 2024	1,200	1,239
Covanta Holding Corp. 5.875% 2025	1,300	1,360
Dun & Bradstreet Corp. 6.875% 2026[1]	3,490	3,811
Dun & Bradstreet Corp. 10.25% 2027[1]	5,303	5,886
Dun & Bradstreet Corp., Term Loan B, (3-month USD-LIBOR + 5.00%) 7.054% 2026[2,4]	2,570	2,590
Euramax International, Inc. 12.00% 2020[1]	1,850	1,838
F-Brasile SpA 7.375% 2026[1]	1,871	1,955
Hardwoods Acquisition Inc. 7.50% 2021[1]	1,810	1,068
Harsco Corp. 5.75% 2027[1]	680	710
American Funds Insurance Series — High-Income Bond Fund — Page 153 of 199

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Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Hertz Global Holdings Inc. 7.625% 2022[1]	$6,269	$6,535
JELD-WEN Holding, Inc. 4.875% 2027[1]	1,565	1,553
KAR Auction Services, Inc. 5.125% 2025[1]	1,685	1,752
Kratos Defense & Security Solutions, Inc. 6.50% 2025[1]	1,305	1,396
LABL Escrow Issuer, LLC 6.75% 2026[1]	1,175	1,224
LABL Escrow Issuer, LLC 10.50% 2027[1]	1,045	1,058
LSC Communications, Inc. 8.75% 2023[1]	8,985	6,604
Pisces Parent LLC 8.00% 2026[1]	5,350	5,283
Pisces Parent LLC, Term Loan B, (3-month USD-LIBOR + 3.75%) 5.789% 2025[2,4]	2,213	2,170
Prime Security Services Borrower, LLC 9.25% 2023[1]	1,000	1,053
PrimeSource Building Products Inc. 9.00% 2023[1]	650	613
R.R. Donnelley & Sons Co. 7.875% 2021	742	770
R.R. Donnelley & Sons Co. 6.50% 2023	1,375	1,416
R.R. Donnelley & Sons Co., Term Loan B, (3-month USD-LIBOR + 5.00%) 7.044% 2024[2,4]	1,340	1,348
Rexnord Corp. 4.875% 2025[1]	2,610	2,695
Sensata Technologies Holding BV 4.875% 2023[1]	125	132
Stericycle, Inc. 5.375% 2024[1]	2,000	2,060
Swissport Financing SARL 5.25% 2024	€777	880
Swissport Financing SARL 9.00% 2025	639	722
TransDigm Inc. 6.25% 2026[1]	$1,250	1,345
Uber Technologies, Inc. 7.50% 2023[1]	1,075	1,086
Uber Technologies, Inc. 8.00% 2026[1]	2,480	2,517
United Continental Holdings, Inc. 6.00% 2020	400	417
United Rentals, Inc. 4.625% 2025	1,360	1,393
United Rentals, Inc. 5.25% 2030	1,050	1,104
Virgin Australia Holdings Ltd. 8.50% 2019[1]	1,875	1,880
Virgin Australia Holdings Ltd. 7.875% 2021[1]	1,600	1,637
		112,902
Information technology 6.81%
Alcatel-Lucent USA Inc. 6.45% 2029	1,800	1,864
Almonde Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 9.446% 2025[2,4]	7,325	7,050
Applied Systems, Inc., Term Loan, (3-month USD-LIBOR + 7.00%) 9.104% 2025[2,4]	1,825	1,851
Banff Merger Sub Inc. 9.75% 2026[1]	775	744
Blackboard Inc., Term Loan B4, (3-month USD-LIBOR + 5.00%) 7.30% 2021[2,4]	691	690
Camelot Finance SA 7.875% 2024[1]	6,755	7,059
CDW Corp. 5.00% 2025	1,150	1,202
Colorado Buyer Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 9.30% 2025[2,4]	513	422
CommScope Technologies LLC 5.50% 2024[1]	200	189
CommScope Technologies LLC 6.00% 2025[1]	1,000	908
CommScope Technologies LLC 5.00% 2027[1]	950	789
Diebold Nixdorf AG, Term Loan A1, (3-month USD-LIBOR + 9.25%) 11.313% 2022[2,4]	3,643	3,850
Diebold Nixdorf AG, Term Loan B, (3-month USD-LIBOR + 2.75%) 4.813% 2023[2,4]	804	758
Diebold, Inc. 8.50% 2024	1,675	1,585
Diebold, Inc., Term Loan A, (3-month USD-LIBOR + 4.75%) 6.813% 2022[2,4]	780	767
Ellucian, Inc. 9.00% 2023[1]	450	463
Financial & Risk US Holdings, Inc. 6.25% 2026[1]	2,161	2,323
Financial & Risk US Holdings, Inc. 8.25% 2026[1]	910	1,007
Financial & Risk US Holdings, Inc., Term Loan B, (3-month USD-LIBOR + 3.75%) 5.794% 2025[2,4]	744	749
Genesys Telecommunications Laboratories, Inc. 10.00% 2024[1]	7,370	7,986
Go Daddy Operating Co. 5.25% 2027[1]	2,835	2,991
Infor, Inc. 6.50% 2022	6,100	6,222
Informatica Corp. 7.125% 2023[1]	1,425	1,454
Internet Brands, Inc., Term Loan, (3-month USD-LIBOR + 7.50%) 9.544% 2025[2,4]	700	705
American Funds Insurance Series — High-Income Bond Fund — Page 154 of 199

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Information technology (continued)	Principal amount (000)	Value (000)
Kronos Inc., Term Loan B, (3-month USD-LIBOR + 8.25%) 10.503% 2024[2,4]	$8,645	$8,807
McAfee, LLC, Term Loan, (3-month USD-LIBOR + 3.75%) 5.794% 2024[2,4]	1,362	1,366
McAfee, LLC, Term Loan, (3-month USD-LIBOR + 8.50%) 10.544% 2025[2,4]	766	773
Mitchell International, Inc., Term Loan B, (3-month USD-LIBOR + 7.25%) 9.294% 2025[2,4,5]	1,150	1,064
MoneyGram International Inc., Term Loan B, (3-month USD-LIBOR + 6.00%) 8.044% 2023[2,4]	1,233	1,187
Solera Holdings, Inc. 10.50% 2024[1]	1,100	1,168
Tempo Acquisition LLC 6.75% 2025[1]	1,625	1,682
Unisys Corp. 10.75% 2022[1]	6,600	7,243
VeriSign, Inc. 4.625% 2023	650	662
VeriSign, Inc. 5.25% 2025	200	219
Veritas Holdings Ltd. 7.50% 2023[1]	2,830	2,811
Veritas Holdings Ltd. 10.50% 2024[1]	725	689
Veritas US Inc., Term Loan B, (3-month USD-LIBOR + 4.50%) 6.544% 2023[2,4]	1,395	1,321
Vertafore Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 9.294% 2026[2,4]	1,500	1,480
ViaSat, Inc. 5.625% 2027[1]	835	879
		84,979
Financials 4.50%
AG Merger Sub II, Inc. 10.75% 2027[1]	4,734	4,829
Alliant Holdings Intermediate LLC 8.25% 2023[1]	1,550	1,587
Ally Financial Inc. 8.00% 2020	1,540	1,577
Ally Financial Inc. 8.00% 2031	2,140	2,969
Ally Financial Inc. 8.00% 2031	105	145
Antero Resources Corp. 5.75% 2027[1]	1,150	963
AssuredPartners, Inc. 7.00% 2025[1]	440	442
AssuredPartners, Inc. 8.00% 2027[1]	3,075	3,167
CIT Group Inc. 4.125% 2021	950	969
Compass Diversified Holdings 8.00% 2026[1]	5,710	6,067
Fairstone Financial Inc. 7.875% 2024[1]	2,426	2,541
FS Energy and Power Fund 7.50% 2023[1]	6,415	6,495
General Motors Acceptance Corp. 7.50% 2020	1,920	2,012
HUB International Ltd. 7.00% 2026[1]	3,605	3,718
Icahn Enterprises Finance Corp. 6.25% 2022	2,800	2,880
Navient Corp. 6.50% 2022	4,240	4,526
Navient Corp. 5.50% 2023	4,235	4,389
Navient Corp. 6.125% 2024	500	521
Springleaf Finance Corp. 8.25% 2020	450	479
Springleaf Finance Corp. 6.125% 2024	2,975	3,209
Springleaf Finance Corp. 6.625% 2028	775	835
Starwood Property Trust, Inc. 5.00% 2021	1,710	1,783
		56,103
Real estate 2.94%
Brookfield Property REIT Inc. 5.75% 2026[1]	4,860	5,097
Communications Sales & Leasing, Inc. 6.00% 2023[1]	450	436
Communications Sales & Leasing, Inc. 7.125% 2024[1]	400	349
Equinix, Inc. 5.875% 2026	575	613
Five Point Holdings LLC 7.875% 2025[1]	775	789
Howard Hughes Corp. 5.375% 2025[1]	6,070	6,374
Iron Mountain Inc. 5.75% 2024	3,875	3,924
Iron Mountain Inc. 4.875% 2027[1]	1,350	1,387
Iron Mountain Inc. 5.25% 2028[1]	1,840	1,911
iStar Financial Inc. 6.50% 2021	700	712
Medical Properties Trust, Inc. 5.00% 2027	2,020	2,121
American Funds Insurance Series — High-Income Bond Fund — Page 155 of 199

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Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Real estate (continued)	Principal amount (000)	Value (000)
Medical Properties Trust, Inc. 4.625% 2029	$925	$955
Realogy Corp. 5.25% 2021[1]	2,910	2,910
Realogy Corp. 4.875% 2023[1]	4,485	4,216
Realogy Corp. 9.375% 2027[1]	3,425	3,199
SBA Communications Corp. 4.00% 2022	1,010	1,035
SBA Communications Corp. 4.875% 2022	700	711
		36,739
Utilities 2.73%
AES Corp. 4.00% 2021	1,000	1,021
AES Corp. 4.875% 2023	1,010	1,030
AES Corp. 5.50% 2025	1,857	1,934
AES Corp. 6.00% 2026	2,165	2,306
AmeriGas Partners, LP 5.50% 2025	700	755
AmeriGas Partners, LP 5.75% 2027	450	487
Calpine Corp. 6.00% 2022[1]	425	428
Calpine Corp. 5.375% 2023	2,450	2,487
Calpine Corp. 5.875% 2024[1]	2,420	2,480
Calpine Corp. 5.75% 2025	300	309
Calpine Corp. 5.25% 2026[1]	1,095	1,137
Emera Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[6]	1,650	1,813
Enel Società per Azioni 8.75% 2073[1,6]	1,750	2,058
NGL Energy Partners LP 7.50% 2026[1]	2,525	2,543
NRG Energy, Inc. 7.25% 2026	500	550
Pacific Gas and Electric Co. 2.45% 2022[8]	675	670
Pacific Gas and Electric Co. 3.25% 2023[8]	450	449
Pacific Gas and Electric Co. 6.05% 2034[8]	775	883
Talen Energy Corp. 6.50% 2025	575	440
Talen Energy Corp. 10.50% 2026[1]	5,425	4,693
Talen Energy Corp. 7.25% 2027[1]	4,450	4,545
Vistra Energy Corp. 7.625% 2024	1,052	1,098
		34,116
Consumer staples 2.63%
B&G Foods, Inc. 4.625% 2021	365	366
B&G Foods, Inc. 5.25% 2025	4,608	4,723
B&G Foods, Inc. 5.25% 2027	1,485	1,520
Cott Beverages Inc. 5.50% 2025[1]	1,980	2,062
Darling Ingredients Inc. 5.25% 2027[1]	380	400
Energizer Holdings, Inc. 6.375% 2026[1]	2,375	2,550
Energizer Holdings, Inc. 7.75% 2027[1]	930	1,039
Energizer SpinCo Inc. 5.50% 2025[1]	625	649
First Quality Enterprises, Inc. 5.00% 2025[1]	1,995	2,065
First Quality Finance Co., Inc. 4.625% 2021[1]	195	195
Lamb Weston Holdings, Inc. 4.625% 2024[1]	850	899
Nestle Skin Health SA, Term Loan B, (3-month USD-LIBOR + 4.00%) 6.313% 2026[2,4]	3,080	3,096
Performance Food Group, Inc. 5.50% 2027[1]	1,595	1,683
Post Holdings, Inc. 8.00% 2025[1]	1,550	1,666
Post Holdings, Inc. 5.00% 2026[1]	2,865	2,982
Post Holdings, Inc. 5.625% 2028[1]	1,955	2,080
Post Holdings, Inc. 5.50% 2029[1]	1,355	1,418
Prestige Brands International Inc. 5.375% 2021[1]	710	716
American Funds Insurance Series — High-Income Bond Fund — Page 156 of 199

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Spectrum Brands Inc. 5.75% 2025	$800	$839
TreeHouse Foods, Inc. 6.00% 2024[1]	1,800	1,872
		32,820
Total corporate bonds & notes		1,146,952
Total bonds, notes & other debt instruments (cost: $1,178,920,000)		1,146,952
Convertible bonds 0.60% Communication services 0.38%
DISH DBS Corp., convertible notes, 3.375% 2026	1,010	928
Gogo Inc., convertible notes, 6.00% 2022[1]	2,123	2,539
IAC/InterActiveCorp, convertible notes, 0.875% 2026[1]	481	503
Snap Inc., convertible notes, 0.75% 2026[1]	748	770
		4,740
Information technology 0.10%
Akamai Technologies, Inc., convertible notes, 0.375% 2027[1]	600	613
Proofpoint Inc., convertible notes, 0.25% 2024[1]	600	651
		1,264
Health care 0.10%
Teva Pharmaceutical Finance Co. BV, Series C, convertible bonds, 0.25% 2026	1,375	1,252
Energy 0.02%
Weatherford International PLC, convertible notes, 5.875% 2021[8]	650	229
Total convertible bonds (cost: $7,394,000)		7,485
Convertible stocks 0.49% Industrials 0.39%	Shares
Associated Materials, LLC, convertible preferred, 14.00% 2020[5,7]	4,850	4,834
Utilities 0.07%
Dominion Energy, Inc., Series A units, convertible preferred, 7.25% 2022	8,600	910
Information technology 0.03%
Broadcom Inc., Series A, cumulative convertible preferred, 8.00% 2022	450	461
Total convertible stocks (cost: $5,966,000)		6,205
Preferred securities 0.19% Consumer discretionary 0.19%
Neiman Marcus Group, Inc., preferred shares[1,9]	2,470,906	2,298
Total preferred securities (cost: $1,656,000)		2,298
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Common stocks 0.85% Health care 0.33%	Shares	Value (000)
Rotech Healthcare Inc.[5,7,9,10]	201,793	$2,825
Advanz Pharma Corp.[9,10]	80,350	965
Advanz Pharma Corp.[9]	29,584	355
		4,145
Energy 0.28%
Tribune Resources, Inc.[5,9]	1,006,339	2,264
Ascent Resources - Utica, LLC, Class A5,7,9,10	6,297,894	1,197
		3,461
Information technology 0.08%
MoneyGram International, Inc.[9]	145,000	577
Diebold Nixdorf, Inc.[9]	32,000	358
Corporate Risk Holdings I, Inc.[5,7,9]	218,504	26
		961
Materials 0.07%
Hexion Holdings Corp., Class B9	74,701	896
Utilities 0.06%
Aqua America, Inc.	13,000	788
Communication services 0.03%
iHeartMedia, Inc., Class A9	22,639	340
Frontier Communications Corp.[9]	13,333	11
Adelphia Recovery Trust, Series Arahova[5,7,9]	388,601	2
Adelphia Recovery Trust, Series ACC-1[5,7,9]	449,306	—[11]
		353
Total common stocks (cost: $15,970,000)		10,604
Rights & warrants 0.00% Energy 0.00%
Tribune Resources, Inc., Class A, warrants, expire 2023[5,7,9]	336,564	26
Tribune Resources, Inc., Class B, warrants, expire 2023[5,7,9]	261,772	13
Tribune Resources, Inc., Class C, warrants, expire 2023[5,7,9]	247,225	9
Ultra Petroleum Corp., warrants, expire 2025[9]	80,710	3
		51
Industrials 0.00%
Associated Materials, LLC, warrants, expire 2023[5,7,9]	68,899	—[11]
Total rights & warrants (cost: $71,000)		51
American Funds Insurance Series — High-Income Bond Fund — Page 158 of 199

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Short-term securities 4.27% Money market investments 4.27%	Shares	Value (000)
Capital Group Central Cash Fund 2.07%[12]	532,705	$53,265
Total short-term securities (cost: $53,265,000)		53,265
Total investment securities 98.28% (cost: $1,263,242,000)		1,226,860
Other assets less liabilities 1.72%		21,473
Net assets 100.00%		$1,248,333
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[13] (000)	Value at 9/30/2019[14] (000)	Unrealized (depreciation) appreciation at 9/30/2019 (000)
2 Year U.S. Treasury Note Futures	Long	334	January 2020	$66,800	$71,977	$(170)
10 Year Ultra U.S. Treasury Note Futures	Short	120	December 2019	(12,000)	(17,089)	202
						$32
Swap contracts

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 9/30/2019 (000)	Upfront payments (000)	Unrealized appreciation (depreciation) at 9/30/2019 (000)
CDX.NA.HY.32	5.00%/Quarterly	6/20/2024	$40,491	$(2,888)	$(2,892)	$4
CDX.NA.HY.33	5.00%/Quarterly	12/20/2024	5,900	(396)	(393)	(3)
					$(3,285)	$1
[1]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $750,557,000, which represented 60.12% of the net assets of the fund.
[2]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $79,321,000, which represented 6.35% of the net assets of the fund.
[3]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[4]	Coupon rate may change periodically.
[5]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $29,818,000, which represented 2.39% of the net assets of the fund.
[6]	Step bond; coupon rate may change at a later date.
[7]	Value determined using significant unobservable inputs.
[8]	Scheduled interest and/or principal payment was not received.
[9]	Security did not produce income during the last 12 months.
[10]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[11]	Amount less than one thousand.
[12]	Rate represents the seven-day yield at 9/30/2019.
[13]	Notional amount is calculated based on the number of contracts and notional contract size.
[14]	Value is calculated based on the notional amount and current market price.
American Funds Insurance Series — High-Income Bond Fund — Page 159 of 199

unaudited
Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare Inc.	9/26/2013	$4,331	$2,825.23%
Ascent Resources - Utica, LLC, Class A	11/15/2016	302	1,197.09
Advanz Pharma Corp.	8/31/2018-9/4/2018	1,017	965.08
Total private placement securities		$ 5,650	$ 4,987.40%
Key to abbreviations and symbols
€ = Euros
LIBOR = London Interbank Offered Rate
USD/$ = U.S. dollars
American Funds Insurance Series — High-Income Bond Fund — Page 160 of 199

Mortgage Fund
Investment portfolio
September 30, 2019
unaudited
Bonds, notes & other debt instruments 84.71% Mortgage-backed obligations 63.16% Federal agency mortgage-backed obligations 60.82%	Principal amount (000)	Value (000)
Fannie Mae 5.00% 2036[1]	$37	$38
Fannie Mae Pool #MA2856 4.00% 2036[1]	422	444
Fannie Mae Pool #MA2787 4.00% 2036[1]	349	367
Fannie Mae Pool #BE6965 4.00% 2047[1]	3,875	4,064
Fannie Mae Pool #BM4488 3.451% 2048[1,2]	1,901	1,954
Fannie Mae Pool #MA3384 4.00% 2048[1]	5,211	5,437
Fannie Mae Pool #MA3443 4.00% 2048[1]	391	406
Fannie Mae Pool #BK0920 4.00% 2048[1]	374	390
Fannie Mae Pool #CA1907 4.50% 2048[1]	12,280	13,005
Fannie Mae Pool #CA2055 4.50% 2048[1]	1,394	1,477
Fannie Mae Pool #CA1389 4.50% 2048[1]	80	85
Fannie Mae Pool #MA3692 3.50% 2049[1]	3,345	3,443
Fannie Mae Pool #BJ8402 3.54% 2049[1,2]	326	338
Freddie Mac 5.00% 2034[1]	1,057	1,165
Freddie Mac 4.00% 2036[1]	4,384	4,648
Freddie Mac 4.00% 2036[1]	1,009	1,069
Freddie Mac 4.00% 2048[1]	1,698	1,779
Freddie Mac 4.00% 2048[1]	1,513	1,571
Freddie Mac Pool #760012 2.975% 2045[1,2]	153	155
Freddie Mac Pool #760013 3.012% 2045[1,2]	138	140
Freddie Mac Pool #760014 3.479% 2045[1,2]	1,735	1,776
Freddie Mac Pool #760015 3.236% 2047[1,2]	246	249
Freddie Mac, Series KJ02, Class A2, Multi Family, 2.597% 2020[1]	720	721
Freddie Mac, Series K031, Class A2, Multi Family, 3.30% 2023[1]	4,722	4,920
Freddie Mac, Series K032, Class A2, Multi Family, 3.31% 2023[1]	1,250	1,307
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 2.50% 2056[1]	1,539	1,605
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[1]	1,480	1,518
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[1,2]	1,270	1,299
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 2.75% 2057[1,2]	11,099	11,335
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[1]	10,115	10,647
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[1]	7,028	7,385
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[1]	7,123	7,454
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 2028[1]	1,939	2,005
Government National Mortgage Assn. 3.75% 2034[1]	1,149	1,199
Government National Mortgage Assn. 3.75% 2038[1]	767	803
Government National Mortgage Assn. 3.75% 2039[1]	817	856
Government National Mortgage Assn. 4.00% 2039[1]	436	441
Government National Mortgage Assn. 6.00% 2039[1]	185	209
Government National Mortgage Assn. 4.00% 2040[1]	374	378
Government National Mortgage Assn. 5.50% 2040[1]	1,550	1,741
Government National Mortgage Assn. 4.50% 2041[1]	30	31
Government National Mortgage Assn. 5.00% 2041[1]	910	965
Government National Mortgage Assn. 5.00% 2041[1]	654	694
Government National Mortgage Assn. 6.50% 2041[1]	149	159
Government National Mortgage Assn. 3.50% 2042[1]	216	224
American Funds Insurance Series — Mortgage Fund — Page 161 of 199

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. 3.50% 2042[1]	$218	$219
Government National Mortgage Assn. 3.50% 2043[1]	1,899	1,996
Government National Mortgage Assn. 3.50% 2043[1]	1,545	1,624
Government National Mortgage Assn. 3.50% 2043[1]	1,322	1,396
Government National Mortgage Assn. 3.50% 2043[1]	886	930
Government National Mortgage Assn. 3.50% 2043[1]	867	911
Government National Mortgage Assn. 3.50% 2043[1]	209	216
Government National Mortgage Assn. 3.75% 2044[1]	613	642
Government National Mortgage Assn. 4.25% 2044[1]	1,583	1,679
Government National Mortgage Assn. 4.00% 2046[1]	794	822
Government National Mortgage Assn. 4.50% 2049[1]	24,276	25,409
Government National Mortgage Assn. 4.50% 2049[1]	2,737	2,864
Government National Mortgage Assn. 4.50% 2049[1,3]	51	54
Government National Mortgage Assn. 5.00% 2049[1]	7,846	8,297
Government National Mortgage Assn. 5.00% 2049[1]	116	123
Government National Mortgage Assn. 5.00% 2049[1,3]	34	35
Government National Mortgage Assn. 5.20% 2066[1]	17	17
Government National Mortgage Assn. Pool #AA5326 3.50% 2042[1]	364	369
Government National Mortgage Assn. Pool #MA1411 3.50% 2043[1]	245	247
Government National Mortgage Assn. Pool #MA5653 5.00% 2048[1]	870	919
Government National Mortgage Assn. Pool #MA5332 5.00% 2048[1]	16	16
Government National Mortgage Assn. Pool #MA5876 4.00% 2049[1]	4,883	5,081
Government National Mortgage Assn. Pool #MA5986 4.00% 2049[1]	1,049	1,094
Government National Mortgage Assn. Pool #MA5931 4.00% 2049[1]	167	174
Government National Mortgage Assn. Pool #MA5932 4.50% 2049[1]	2,193	2,302
Government National Mortgage Assn. Pool #MA5877 4.50% 2049[1]	2,198	2,300
Government National Mortgage Assn. Pool #MA5987 4.50% 2049[1]	1,223	1,285
Government National Mortgage Assn. Pool #MA6156 4.50% 2049[1]	1,015	1,070
Government National Mortgage Assn. Pool #MA6092 4.50% 2049[1]	631	667
Government National Mortgage Assn. Pool #MA6041 4.50% 2049[1]	574	605
Government National Mortgage Assn. Pool #MA5711 4.50% 2049[1]	74	78
Government National Mortgage Assn. Pool #MA5933 5.00% 2049[1]	301	320
Government National Mortgage Assn. Pool #MA5988 5.00% 2049[1]	155	165
Government National Mortgage Assn. Pool #MA5878 5.00% 2049[1]	112	118
Government National Mortgage Assn. Pool #MA6042 5.00% 2049[1]	19	20
Government National Mortgage Assn. Pool #AO0409 4.548% 2065[1]	387	405
Government National Mortgage Assn. Pool #AO0461 4.571% 2065[1]	215	225
Government National Mortgage Assn. Pool #AN1825 4.579% 2065[1]	666	699
Government National Mortgage Assn. Pool #AO0385 4.517% 2066[1]	1,069	1,149
Uniform Mortgage-Backed Security 3.50% 2034[1,3]	5,000	5,172
Vendee Mortgage Trust, Series 2011-2, Class V, 3.75% 2028[1]	3,873	3,905
Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25% 2035[1]	340	347
		177,862
Collateralized mortgage-backed obligations (privately originated) 2.34%
Arroyo Mortgage Trust, Series 2018-1, Class A1, 3.763% 2048[1,2,4]	727	743
Finance of America Structured Securities Trust, Series 2018-HB1, Class A, 3.375% 2028[1,2,4]	1,313	1,318
Finance of America Structured Securities Trust, Series 2019-HB1, Class A, 3.279% 2069[1,2,4]	1,105	1,113
Nationstar HECM Loan Trust, Series 2018-1A, Class A, 2.76% 2028[1,4]	229	229
Nationstar HECM Loan Trust, Series 2018-2, Class A, 3.188% 2028[1,2,4]	356	357
Nationstar HECM Loan Trust, Series 2018-3A, Class A, 3.555% 2028[1,2,4]	458	462
Nationstar HECM Loan Trust, Series 2019-1A, Class A, 2.651% 2029[1,2,4]	886	889
Reverse Mortgage Investment Trust, Series 2018-1, Class A, 3.436% 2028[1,2,4]	208	209
Station Place Securitization Trust, Series 2019-WL1, Class A, (1-month USD-LIBOR + 0.65%) 2.891% 2052[1,2,4]	570	572
American Funds Insurance Series — Mortgage Fund — Page 162 of 199

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Towd Point Mortgage Trust, Series 2017-5, Class A1, 2.618% 2057[1,2,4]	$52	$52
Towd Point Mortgage Trust, Series 2015-2, Class 2A11, 3.00% 2057[1,2,4]	900	904
		6,848
Total mortgage-backed obligations		184,710
U.S. Treasury bonds & notes 11.93% U.S. Treasury 7.08%
U.S. Treasury 2.00% 2022	2,400	2,430
U.S. Treasury 2.125% 2022	1,000	1,018
U.S. Treasury 1.75% 2023	3,500	3,521
U.S. Treasury 2.75% 2023	224	233
U.S. Treasury 2.875% 2023	4,350	4,574
U.S. Treasury 2.50% 2024	2,500	2,604
U.S. Treasury 2.00% 2025	6,200	6,332
		20,712
U.S. Treasury inflation-protected securities 4.85%
U.S. Treasury Inflation-Protected Security 0.625% 2023[5,6]	6,197	6,254
U.S. Treasury Inflation-Protected Security 2.125% 2041[6]	129	173
U.S. Treasury Inflation-Protected Security 0.75% 2042[5,6]	7,306	7,744
		14,171
Total U.S. Treasury bonds & notes		34,883
Federal agency bonds & notes 6.46%
Fannie Mae 2.00% 2022	5,800	5,848
Federal Home Loan Bank 1.375% 2021	3,000	2,986
Federal Home Loan Bank 1.875% 2021	10,000	10,064
		18,898
Asset-backed obligations 3.16%
AmeriCredit Automobile Receivables Trust, Series 2018-1, Class A2A, 2.71% 2021[1]	165	165
Angel Oak Capital Advisors LLC, CLO, Series 2013-9A, Class A1R, (3-month USD-LIBOR + 1.01%) 3.288% 2025[1,2,4]	70	70
Citibank Credit Card Issuance Trust, Series 2016-A1, Class A1, 1.75% 2021[1]	355	355
CPS Auto Receivables Trust, Series 2018-B, Class A, 2.72% 2021[1,4]	105	105
Drive Auto Receivables Trust, Series 2017-3, Class C, 2.80% 2022[1]	223	223
Drivetime Auto Owner Trust, Series 2018-2, Class A, 2.84% 2021[1,4]	152	152
Drivetime Auto Owner Trust, Series 2019-3, Class A, 2.55% 2022[1,4]	283	283
Exeter Automobile Receivables Trust, Series 2017-3A, Class A, 2.05% 2021[1,4]	51	51
Ford Credit Auto Owner Trust, Series 2014, Class A, 2.31% 2026[1,4]	530	530
Ford Credit Floorplan Master Owner Trust, Series 2019-3, Class A1, 2.23% 2024[1]	1,000	1,004
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2015-1, Class A, 2.73% 2021[1,4]	1,823	1,826
Palmer Square Loan Funding, CLO, Series 2019-2, Class A1, (3-month USD-LIBOR + 0.97%) 3.551% 2027[1,2,4]	880	881
SLM Private Credit Student Loan Trust, Series 2010-1, Class A, (1-month USD-LIBOR + 0.40%) 2.545% 2025[1,2]	2,350	2,282
Symphony Ltd., CLO, Series 2013-12A, Class AR, (3-month USD-LIBOR + 1.03%) 3.333% 2025[1,2,4]	273	273
Toyota Auto Receivables Owner Trust, Series 2018-B, Class A2A, 2.64% 2021[1]	518	519
Westlake Automobile Receivables Trust, Series 2018-2A, Class A2A, 2.84% 2021[1,4]	405	405
Westlake Automobile Receivables Trust, Series 2017-1A, Class C, 2.70% 2022[1,4]	128	127
		9,251
Total bonds, notes & other debt instruments (cost: $241,807,000)		247,742
American Funds Insurance Series — Mortgage Fund — Page 163 of 199

unaudited
Short-term securities 14.58% Federal agency discount notes 11.81%	Principal amount (000)	Value (000)
Fannie Mae 1.82%-1.85% due 11/4/2019-11/15/2019	$8,000	$7,983
Federal Farm Credit Banks 1.94% due 10/31/2019	5,000	4,992
Federal Home Loan Bank 1.90%-2.00% due 10/4/2019-12/26/2019	14,000	13,959
Freddie Mac 2.40% due 10/10/2019	7,600	7,596
		34,530
Commercial paper 2.77%
Bank of New York Co., Inc. 1.90% due 10/1/2019	3,100	3,100
ExxonMobil Corp. 2.05% due 10/8/2019	5,000	4,998
		8,098
Total short-term securities (cost: $42,626,000)		42,628
Total investment securities 99.29% (cost: $284,433,000)		290,370
Other assets less liabilities 0.71%		2,066
Net assets 100.00%		$292,436
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[7] (000)	Value at 9/30/2019[8] (000)	Unrealized (depreciation) appreciation at 9/30/2019 (000)
2 Year U.S. Treasury Note Futures	Long	554	January 2020	$110,800	$119,387	$(285)
5 Year U.S. Treasury Note Futures	Long	456	January 2020	45,600	54,332	(242)
10 Year U.S. Treasury Note Futures	Long	169	December 2019	16,900	22,023	(253)
10 Year Ultra U.S. Treasury Note Futures	Long	24	December 2019	2,400	3,418	48
20 Year U.S. Treasury Bond Futures	Long	56	December 2019	5,600	9,089	(243)
30 Year Ultra U.S. Treasury Bond Futures	Long	5	December 2019	500	959	(19)
						$(994)
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 9/30/2019 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 9/30/2019 (000)
3-month USD-LIBOR	2.806%	8/29/2020	$300	$(2)	$—	$(2)
2.3755%	U.S. EFFR	2/6/2021	15,000	171	—	171
2.284%	U.S. EFFR	3/19/2021	5,000	56	—	56
3-month USD-LIBOR	2.348%	4/1/2021	46,000	(431)	—	(431)
2.197%	U.S. EFFR	4/15/2021	23,000	249	—	249
1.6325%	U.S. EFFR	7/18/2021	30,000	122	—	122
3-month USD-LIBOR	1.217%	9/22/2021	11,500	96	—	96
3-month USD-LIBOR	1.225%	9/22/2021	11,500	94	—	94
3-month USD-LIBOR	1.2796%	10/11/2021	14,500	102	—	102
2.0135%	3-month USD-LIBOR	10/20/2021	30,000	231	—	231
2.012%	3-month USD-LIBOR	10/4/2022	9,000	121	—	121
2.00%	3-month USD-LIBOR	10/5/2022	41,500	544	—	544
2.1045%	3-month USD-LIBOR	10/31/2022	4,000	66	—	66
3-month USD-LIBOR	2.2835%	1/5/2023	36,000	(846)	—	(846)
American Funds Insurance Series — Mortgage Fund — Page 164 of 199

unaudited
Swap contracts  (continued)

Interest rate swaps  (continued)
Receive	Pay	Expiration date	Notional (000)	Value at 9/30/2019 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 9/30/2019 (000)
2.21875%	U.S. EFFR	3/14/2024	$9,000	$367	$—	$367
3-month USD-LIBOR	2.322%	5/2/2024	10,100	(362)	—	(362)
3-month USD-LIBOR	2.325%	5/2/2024	23,300	(838)	—	(838)
3-month USD-LIBOR	2.24%	12/5/2026	10,500	(516)	—	(516)
3-month USD-LIBOR	2.05%	7/18/2029	6,000	(265)	—	(265)
3-month USD-LIBOR	3.206%	7/31/2044	1,000	(312)	—	(312)
3-month USD-LIBOR	3.238%	8/8/2044	2,000	(637)	—	(637)
3-month USD-LIBOR	3.2265%	9/25/2044	3,000	(952)	—	(952)
U.S. EFFR	2.145%	11/9/2047	2,200	(340)	—	(340)
U.S. EFFR	2.155%	11/10/2047	1,280	(201)	—	(201)
U.S. EFFR	2.153%	11/10/2047	2,200	(344)	—	(344)
U.S. EFFR	2.17%	11/13/2047	2,320	(372)	—	(372)
U.S. EFFR	2.5635%	2/12/2048	4,528	(1,146)	—	(1,146)
2.98%	3-month USD-LIBOR	3/15/2048	300	88	—	88
2.9625%	3-month USD-LIBOR	3/15/2048	300	87	—	87
U.S. EFFR	2.4615%	3/15/2048	300	(69)	—	(69)
U.S. EFFR	2.485%	3/15/2048	300	(71)	—	(71)
2.917%	3-month USD-LIBOR	3/16/2048	600	167	—	167
U.S. EFFR	2.425%	3/16/2048	600	(133)	—	(133)
					$—	$(5,276)
[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Coupon rate may change periodically.
[3]	Purchased on a TBA basis.
[4]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $11,551,000, which represented 3.95% of the net assets of the fund.
[5]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $4,746,000, which represented 1.62% of the net assets of the fund.
[6]	Index-linked bond whose principal amount moves with a government price index.
[7]	Notional amount is calculated based on the number of contracts and notional contract size.
[8]	Value is calculated based on the notional amount and current market price.
Key to abbreviations and symbol
CLO = Collateralized Loan Obligations
EFFR = Effective Federal Funds Rate
LIBOR = London Interbank Offered Rate
TBA = To-be-announced
USD/$ = U.S. dollars
American Funds Insurance Series — Mortgage Fund — Page 165 of 199

Ultra-Short Bond Fund
Investment portfolio
September 30, 2019
unaudited
Short-term securities 99.28% Commercial paper 84.52%	Principal amount (000)	Value (000)
Apple Inc. 2.16% due 10/3/2019[1]	$9,315	$9,313
Bank of Montreal 2.19% due 10/7/2019	10,000	9,996
BMW U.S. Capital LLC 1.93% due 11/1/2019[1]	4,600	4,592
BNZ International Funding Ltd. 2.25% due 10/11/2019[1]	10,086	10,079
Chariot Funding, LLC 2.00% due 10/10/2019[1]	5,000	4,997
Chevron Corp. 2.16% due 10/11/2019[1]	8,000	7,995
CPPIB Capital Inc. 2.04% due 10/18/2019	9,900	9,890
CRC Funding, LLC 2.10% due 11/8/2019[1]	10,000	9,978
Credit Agricole North America, Inc. 2.08% due 12/10/2019	11,800	11,752
EssilorLuxottica 2.05% due 10/18/2019[1]	11,000	10,989
Export Development Canada 2.02% due 10/15/2019	8,500	8,493
ExxonMobil Corp. 2.05% due 10/8/2019	8,700	8,696
Home Depot Inc. 1.85% due 10/3/2019[1]	10,000	9,998
IBM Credit LLC 2.06% due 10/1/2019[1]	11,200	11,199
KfW 2.20% due 10/28/2019[1]	5,000	4,992
Mizuho Bank, Ltd. 2.13% due 12/19/2019[1]	9,100	9,057
NRW.BANK 2.17% due 10/22/2019[1]	10,000	9,988
Ontario (Province of) 2.10% due 11/1/2019	12,800	12,777
Paccar Financial Corp. 2.03% due 10/3/2019	8,200	8,198
Pfizer Inc. 2.04% due 1/23/2020[1]	11,700	11,625
Simon Property Group, LP 2.05% due 10/7/2019[1]	7,600	7,597
Thunder Bay Funding, LLC 2.06% due 10/22/2019[1]	10,000	9,988
Toronto-Dominion Bank 2.06% due 10/4/2019[1]	10,000	9,998
Toyota Credit Canada Inc. 2.05% due 12/10/2019	10,000	9,960
Victory Receivables Corp. 2.20% due 10/25/2019[1]	11,000	10,984
Wal-Mart Stores, Inc. 2.08% due 10/7/2019[1]	11,000	10,995
		244,126
Federal agency discount notes 10.92%
Federal Home Loan Bank 2.04%–2.08% due 10/4/2019–11/1/2019	21,600	21,574
Freddie Mac 1.87% due 12/19/2019	10,000	9,959
		31,533
U.S. Treasury 3.84%
U.S. Treasury Bill 2.04% due 10/1/2019	11,100	11,100
Total short-term securities (cost: $286,765,000)		286,759
Total investment securities 99.28% (cost: $286,765,000)		286,759
Other assets less liabilities 0.72%		2,066
Net assets 100.00%		$288,825
[1]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $164,364,000, which represented 56.91% of the net assets of the fund.
American Funds Insurance Series — Ultra-Short Bond Fund — Page 166 of 199

U.S. Government/AAA-Rated Securities Fund
Investment portfolio
September 30, 2019
unaudited
Bonds, notes & other debt instruments 98.22% U.S. Treasury bonds & notes 48.23% U.S. Treasury 41.78%	Principal amount (000)	Value (000)
U.S. Treasury 2.25% 2020	$29,900	$29,957
U.S. Treasury 2.75% 2020	12,300	12,413
U.S. Treasury 1.125% 2021	31,950	31,631
U.S. Treasury 1.75% 2021[1]	33,540	33,619
U.S. Treasury 2.00% 2021	46,300	46,686
U.S. Treasury 2.00% 2021	5,350	5,384
U.S. Treasury 2.125% 2021	23,450	23,669
U.S. Treasury 2.25% 2021	23,580	23,821
U.S. Treasury 1.625% 2022	100	100
U.S. Treasury 1.75% 2022[1]	174,300	174,994
U.S. Treasury 1.75% 2022	11,700	11,747
U.S. Treasury 1.875% 2022	63,000	63,437
U.S. Treasury 1.875% 2022	25,000	25,194
U.S. Treasury 1.875% 2022	23,000	23,208
U.S. Treasury 2.00% 2022	69,500	70,372
U.S. Treasury 2.00% 2022	16,010	16,215
U.S. Treasury 1.625% 2023	11,900	11,926
U.S. Treasury 1.625% 2023[1]	10,000	10,017
U.S. Treasury 2.125% 2023[1]	64,095	65,524
U.S. Treasury 2.625% 2023	17,255	17,853
U.S. Treasury 2.875% 2023	43,000	45,211
U.S. Treasury 2.875% 2023	22,500	23,683
U.S. Treasury 2.00% 2024	50,050	51,070
U.S. Treasury 2.125% 2024[1]	55,975	57,463
U.S. Treasury 2.25% 2024	51,084	52,639
U.S. Treasury 2.25% 2024	6,500	6,685
U.S. Treasury 2.50% 2024	44,000	45,828
U.S. Treasury 2.75% 2025	38,000	40,284
U.S. Treasury 2.875% 2025	13,000	13,898
U.S. Treasury 1.875% 2026	86,000	87,428
U.S. Treasury 2.00% 2026[1]	8,000	8,205
U.S. Treasury 1.625% 2029	11,000	10,954
U.S. Treasury 2.25% 2049[1]	40,600	41,799
U.S. Treasury 2.875% 2049[1]	26,000	30,348
		1,213,262
U.S. Treasury inflation-protected securities 6.45%
U.S. Treasury Inflation-Protected Security 0.125% 2022[2]	11,675	11,573
U.S. Treasury Inflation-Protected Security 0.625% 2023[2]	36,667	37,000
U.S. Treasury Inflation-Protected Security 0.25% 2025[2]	23,982	24,083
U.S. Treasury Inflation-Protected Security 0.375% 2027[2]	13,320	13,550
U.S. Treasury Inflation-Protected Security 0.25% 2029[2]	67,099	67,793
U.S. Treasury Inflation-Protected Security 2.125% 2041[2]	363	489
U.S. Treasury Inflation-Protected Security 0.75% 2042[1,2]	22,356	23,696
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 167 of 199

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Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities (continued)	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 1.00% 2046[2]	$2,875	$3,212
U.S. Treasury Inflation-Protected Security 0.875% 2047[2]	5,420	5,901
		187,297
Total U.S. Treasury bonds & notes		1,400,559
Mortgage-backed obligations 31.61% Federal agency mortgage-backed obligations 31.61%
Fannie Mae 6.50% 2037[3]	24	27
Fannie Mae 7.00% 2037[3]	53	58
Fannie Mae 7.00% 2037[3]	6	7
Fannie Mae 6.00% 2038[3]	16	17
Fannie Mae Pool #257104 6.50% 2028[3]	141	157
Fannie Mae Pool #MA2746 4.00% 2036[3]	7,229	7,597
Fannie Mae Pool #AS6870 4.00% 2036[3]	5,853	6,203
Fannie Mae Pool #MA2588 4.00% 2036[3]	1,765	1,871
Fannie Mae Pool #AH0351 4.50% 2041[3]	952	1,032
Fannie Mae Pool #AI1862 5.00% 2041[3]	720	800
Fannie Mae Pool #AI3510 5.00% 2041[3]	475	528
Fannie Mae Pool #AJ0704 5.00% 2041[3]	384	427
Fannie Mae Pool #AJ5391 5.00% 2041[3]	250	278
Fannie Mae Pool #CA0770 3.50% 2047[3]	14,075	14,527
Fannie Mae Pool #BH2597 4.00% 2047[3]	27,878	29,299
Fannie Mae Pool #BM4488 3.451% 2048[3,4]	8,791	9,036
Fannie Mae Pool #MA3384 4.00% 2048[3]	11,463	11,959
Fannie Mae Pool #BJ0639 4.00% 2048[3]	10,676	11,096
Fannie Mae Pool #BM2007 4.00% 2048[3]	9,328	9,710
Fannie Mae Pool #MA3467 4.00% 2048[3]	5,042	5,250
Fannie Mae Pool #BK0920 4.00% 2048[3]	3,031	3,159
Fannie Mae Pool #BJ6169 4.00% 2048[3]	259	271
Fannie Mae Pool #MA3443 4.00% 2048[3]	136	142
Fannie Mae Pool #BN0558 4.00% 2048[3]	22	23
Fannie Mae Pool #MA3521 4.00% 2048[3]	21	22
Fannie Mae Pool #CA2055 4.50% 2048[3]	36,907	39,086
Fannie Mae Pool #CA1709 4.50% 2048[3]	36,140	38,300
Fannie Mae Pool #CA3099 4.50% 2048[3]	4,907	5,176
Fannie Mae Pool #CA1563 4.50% 2048[3]	4,218	4,479
Fannie Mae Pool #CA1389 4.50% 2048[3]	160	169
Fannie Mae Pool #MA3775 3.50% 2049[3]	46,050	47,338
Fannie Mae Pool #MA3692 3.50% 2049[3]	4,485	4,616
Fannie Mae Pool #BJ8402 3.54% 2049[3,4]	1,510	1,563
Fannie Mae Pool #MA3615 4.00% 2049[3]	663	688
Fannie Mae Pool #MA3776 4.00% 2049[3]	134	139
Fannie Mae Pool #MA3664 4.00% 2049[3]	129	134
Fannie Mae Pool #MA3804 4.00% 2049[3]	97	101
Fannie Mae Pool #BO2188 4.00% 2049[3]	17	18
Fannie Mae Pool #MA3665 4.50% 2049[3]	752	792
Fannie Mae Pool #MA3639 4.50% 2049[3]	467	492
Fannie Mae, Series 2001-4, Class NA, 9.021% 2025[3,4]	—[5]	1
Fannie Mae, Series 2001-4, Class GA, 9.156% 2025[3,4]	—[5]	—[5]
Fannie Mae, Series 2001-T10, Class A1, 7.00% 2041[3]	59	68
Fannie Mae, Series 2012-M2, Class A2, Multi Family, 2.717% 2022[3]	1,760	1,791
Fannie Mae, Series 2012-M3, Class 1A2, Multi Family, 3.044% 2022[3]	1,580	1,614
Fannie Mae, Series 2014-M1, Class A2, Multi Family, 3.321% 2023[3,4]	1,636	1,697
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 168 of 199

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae, Series 2014-M3, Class A2, Multi Family, 3.501% 2024[3,4]	$3,032	$3,197
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036[3]	114	104
Freddie Mac 5.50% 2024[3]	251	261
Freddie Mac 3.50% 2033[3]	20,305	21,014
Freddie Mac 5.00% 2040[3]	865	956
Freddie Mac 5.00% 2041[3]	1,598	1,776
Freddie Mac 4.00% 2043[3]	385	412
Freddie Mac 3.50% 2047[3]	15,863	16,429
Freddie Mac 3.50% 2047[3]	12,551	12,996
Freddie Mac Pool #1H1354 4.655% 2036[3,4]	205	217
Freddie Mac Pool #760012 2.975% 2045[3,4]	709	718
Freddie Mac Pool #760013 3.012% 2045[3,4]	640	648
Freddie Mac Pool #760014 3.479% 2045[3,4]	1,388	1,421
Freddie Mac Pool #760015 3.236% 2047[3,4]	1,109	1,121
Freddie Mac Pool #ZT1545 4.00% 2048[3]	396	411
Freddie Mac Pool #ZT2086 3.50% 2049[3]	72,580	74,499
Freddie Mac, Series 1567, Class A, (1-month USD-LIBOR + 0.40%) 2.428% 2023[3,4]	22	22
Freddie Mac, Series K013, Class A1, Multi Family, 2.902% 2020[3]	182	182
Freddie Mac, Series K019, Class A1, Multi Family, 1.459% 2021[3]	119	119
Freddie Mac, Series K031, Class A1, Multi Family, 2.778% 2022[3]	649	656
Freddie Mac, Series KS01, Class A2, Multi Family, 2.522% 2023[3]	1,735	1,757
Freddie Mac, Series K029, Class A2, Multi Family, 3.32% 2023[3]	400	417
Freddie Mac, Series K070, Class A2, Multi Family, 3.303% 2027[3,4]	5,765	6,260
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036[3]	192	181
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 2.50% 2056[3]	11,308	11,795
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[3]	10,879	11,157
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[3,4]	10,720	10,957
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 2.75% 2057[3,4]	2,114	2,159
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[3]	38,781	40,818
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[3]	1,688	1,774
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[3]	40,962	42,869
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 2028[3]	9,494	9,818
Government National Mortgage Assn. 3.75% 2034[3]	1,168	1,219
Government National Mortgage Assn. 5.50% 2038[3]	313	355
Government National Mortgage Assn. 5.50% 2038[3]	124	134
Government National Mortgage Assn. 5.50% 2038[3]	52	57
Government National Mortgage Assn. 6.00% 2038[3]	202	233
Government National Mortgage Assn. 6.50% 2038[3]	345	396
Government National Mortgage Assn. 6.50% 2038[3]	103	118
Government National Mortgage Assn. 5.00% 2039[3]	546	613
Government National Mortgage Assn. 6.00% 2039[3]	185	210
Government National Mortgage Assn. 4.50% 2040[3]	399	436
Government National Mortgage Assn. 5.50% 2040[3]	5,693	6,393
Government National Mortgage Assn. 4.50% 2041[3]	1,137	1,200
Government National Mortgage Assn. 5.00% 2041[3]	2,044	2,169
Government National Mortgage Assn. 3.00% 2042[3]	46	48
Government National Mortgage Assn. 3.50% 2043[3]	1,575	1,673
Government National Mortgage Assn. 4.50% 2049[3]	7,242	7,579
Government National Mortgage Assn. 4.50% 2049[3]	816	854
Government National Mortgage Assn. 4.50% 2049[3,6]	118	123
Government National Mortgage Assn. 5.00% 2049[3]	35,702	37,758
Government National Mortgage Assn. 5.00% 2049[3]	19,036	20,101
Government National Mortgage Assn. 5.00% 2049[3,6]	8	9
Government National Mortgage Assn. 4.70% 2061[3]	48	50
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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. 4.70% 2061[3]	$20	$20
Government National Mortgage Assn. 4.72% 2061[3]	4	5
Government National Mortgage Assn. 4.81% 2061[3]	10	10
Government National Mortgage Assn. 6.64% 2064[3]	426	444
Government National Mortgage Assn. Pool #699537 5.50% 2038[3]	133	147
Government National Mortgage Assn. Pool #MA5653 5.00% 2048[3]	149	157
Government National Mortgage Assn. Pool #MA5332 5.00% 2048[3]	1	1
Government National Mortgage Assn. Pool #MA5876 4.00% 2049[3]	31,661	32,944
Government National Mortgage Assn. Pool #MA5986 4.00% 2049[3]	6,801	7,091
Government National Mortgage Assn. Pool #MA5931 4.00% 2049[3]	1,081	1,126
Government National Mortgage Assn. Pool #MA5932 4.50% 2049[3]	75,914	79,694
Government National Mortgage Assn. Pool #MA5987 4.50% 2049[3]	18,213	19,135
Government National Mortgage Assn. Pool #MA5877 4.50% 2049[3]	9,766	10,221
Government National Mortgage Assn. Pool #MA6041 4.50% 2049[3]	8,561	9,020
Government National Mortgage Assn. Pool #MA6156 4.50% 2049[3]	2,324	2,451
Government National Mortgage Assn. Pool #MA6092 4.50% 2049[3]	1,445	1,527
Government National Mortgage Assn. Pool #MA5711 4.50% 2049[3]	170	178
Government National Mortgage Assn. Pool #MA5933 5.00% 2049[3]	51	55
Government National Mortgage Assn. Pool #MA5988 5.00% 2049[3]	27	28
Government National Mortgage Assn. Pool #MA5878 5.00% 2049[3]	19	20
Government National Mortgage Assn. Pool #MA6042 5.00% 2049[3]	3	4
Government National Mortgage Assn. Pool #892950 3.152% 2060[3,4]	1,081	1,104
Government National Mortgage Assn. Pool #756692 4.14% 2061[3]	40	40
Government National Mortgage Assn. Pool #751409 4.285% 2061[3]	64	65
Government National Mortgage Assn. Pool #756695 4.70% 2061[3]	12	13
Government National Mortgage Assn. Pool #765151 4.921% 2061[3]	37	39
Government National Mortgage Assn. Pool #756694 5.167% 2061[3]	431	434
Government National Mortgage Assn. Pool #756715 4.53% 2062[3]	85	86
Government National Mortgage Assn. Pool #767610 4.613% 2062[3]	6	6
Government National Mortgage Assn. Pool #759735 5.007% 2062[3]	8	8
Government National Mortgage Assn. Pool #795471 5.14% 2062[3]	12	12
Government National Mortgage Assn. Pool #767641 4.484% 2063[3]	15	15
Government National Mortgage Assn. Pool #894475 4.64% 2063[3,4]	3,097	3,245
Government National Mortgage Assn. Pool #795533 5.058% 2063[3]	8	8
Government National Mortgage Assn. Pool #AG8149 2.602% 2064[3,4]	356	360
Government National Mortgage Assn. Pool #AG8156 3.068% 2064[3,4]	456	464
Government National Mortgage Assn. Pool #AG8194 4.454% 2064[3]	130	132
Government National Mortgage Assn. Pool #894482 4.637% 2064[3,4]	4,128	4,320
Government National Mortgage Assn. Pool #AG8150 4.999% 2064[3]	46	47
Government National Mortgage Assn. Pool #AG8068 5.01% 2064[3]	26	27
Government National Mortgage Assn. Pool #AG8155 5.127% 2064[3]	68	69
Government National Mortgage Assn. Pool #AG8189 5.147% 2064[3]	59	61
Government National Mortgage Assn. Pool #AG8171 5.338% 2064[3]	2	2
Government National Mortgage Assn. Pool #AL7438 4.54% 2065[3]	36	36
Government National Mortgage Assn., Series 2010-H23, Class PT, 5.328% 2060[3,4]	1,037	1,050
Government National Mortgage Assn., Series 2012-H12, Class FT, (1-year CMT Weekly Rate + 0.70%) 2.64% 2062[3,4]	1,845	1,851
Government National Mortgage Assn., Series 2012-H20, Class PT, 2.775% 2062[3,4]	2,263	2,275
National Credit Union Administration, Series 2011-R2, Class 1A, (1-month USD-LIBOR + 0.40%) 2.39% 2020[3,4]	66	66
National Credit Union Administration, Series 2011-R3, Class 1A, (1-month USD-LIBOR + 0.40%) 2.45% 2020[3,4]	206	206
National Credit Union Administration, Series 2011-R1, Class 1A, (1-month USD-LIBOR + 0.45%) 2.532% 2020[3,4]	119	119
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 170 of 199

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Uniform Mortgage-Backed Security 3.50% 2034[3,6]	$46,000	$47,581
Uniform Mortgage-Backed Security 4.00% 2049[3,6]	59,805	62,071
Vendee Mortgage Trust, Series 2011-2, Class DA, 3.75% 2033[3]	3,097	3,120
Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25% 2035[3]	3,843	3,922
Total mortgage-backed obligations		917,739
Federal agency bonds & notes 18.38%
Export-Import Bank of the United States-Guaranteed, VCK Lease SA 2.591% 2026	829	848
Export-Import Bank of the United States-Guaranteed, Ethiopian Leasing 2012 LLC 2.646% 2026	590	604
Fannie Mae 1.25% 2021	2,900	2,878
Fannie Mae 2.75% 2021	26,500	27,003
Fannie Mae 2.875% 2023	36,000	37,813
Fannie Mae 7.125% 2030	4,000	5,947
Federal Home Loan Bank 3.375% 2023	16,715	17,863
Federal Home Loan Bank 3.25% 2028	13,000	14,520
Federal Home Loan Bank 5.50% 2036	600	879
Freddie Mac 2.375% 2021	50,000	50,410
Private Export Funding Corp. 2.25% 2020	5,000	5,007
Private Export Funding Corp. 3.266% 2021[7]	34,000	35,056
Private Export Funding Corp. 3.55% 2024	6,340	6,808
Small Business Administration, Series 2001-20K, 5.34% 2021	27	28
Small Business Administration, Series 2001-20J, 5.76% 2021	10	10
Small Business Administration, Series 2001-20F, 6.44% 2021	35	36
Small Business Administration, Series 2003-20B, 4.84% 2023	101	104
Tennessee Valley Authority 2.875% 2027	10,000	10,665
Tennessee Valley Authority 4.65% 2035	2,330	2,967
Tennessee Valley Authority 5.88% 2036	1,750	2,540
Tennessee Valley Authority, Series A, 3.875% 2021	32,975	33,905
Tennessee Valley Authority, Series A, 4.625% 2060	250	360
TVA Southaven 3.846% 2033	1,218	1,320
U.S. Agency for International Development, Iraq (State of) 2.149% 2022	6,670	6,726
U.S. Agency for International Development, Jordan (Kingdom of) 2.503% 2020	88,000	88,770
U.S. Agency for International Development, Jordan (Kingdom of) 2.578% 2022	43,000	43,957
U.S. Agency for International Development, Jordan (Kingdom of) 3.00% 2025	43,250	45,899
U.S. Agency for International Development, Morocco (Kingdom of) 7.55% 2026	3,010	3,623
U.S. Agency for International Development, Tunisia (Kingdom of) 1.416% 2021	3,000	2,982
U.S. Agency for International Development, Ukraine 1.471% 2021	4,410	4,383
U.S. Department of Housing and Urban Development, Series 2015-A-6, 1.98% 2020	11,510	11,502
U.S. Department of Housing and Urban Development, Series 2015-A-7, 2.35% 2021	5,000	5,051
U.S. Department of Housing and Urban Development, Series 2015-A-8, 2.45% 2022	8,000	8,178
U.S. Department of Housing and Urban Development, Series 2015-A-9, 2.80% 2023	2,000	2,091
U.S. Department of Housing and Urban Development, Series 2015-A-10, 2.85% 2024	3,000	3,184
U.S. Department of Housing and Urban Development, Series 2015-A-11, 2.95% 2025	3,515	3,748
U.S. Department of Housing and Urban Development, Series 2015-A-12, 3.10% 2026	3,500	3,737
U.S. Department of Housing and Urban Development, Series 2015-A-13, 3.15% 2027	15,332	16,391
U.S. Department of Housing and Urban Development, Series 2015-A-14, 3.25% 2028	5,106	5,484
U.S. Department of Housing and Urban Development, Series 2015-A-15, 3.35% 2029	3,500	3,771
U.S. Department of Housing and Urban Development, Series 2015-A-16, 3.50% 2030	3,307	3,509
U.S. Department of Housing and Urban Development, Series 2015-A-17, 3.55% 2031	3,300	3,502
U.S. Department of Housing and Urban Development, Series 2015-A-18, 3.60% 2032	3,177	3,302
U.S. Department of Housing and Urban Development, Series 2015-A-19, 3.65% 2033	2,734	2,898
U.S. Department of Housing and Urban Development, Series 2015-A-20, 3.70% 2034	651	685
U.S. Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp., 3.49% 2029	791	848
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Bonds, notes & other debt instruments (continued) Federal agency bonds & notes (continued)	Principal amount (000)	Value (000)
U.S. Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp., 3.82% 2032	$892	$993
U.S. Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp., 3.938% 2032	729	818
		533,603
Total bonds, notes & other debt instruments (cost: $2,794,903,000)		2,851,901
Short-term securities 5.48% Commercial paper 4.45%
Bank of New York Co., Inc. 1.90% due 10/1/2019	16,200	16,199
Bridgestone Americas, Inc. 1.90% due 10/1/2019[7]	16,700	16,699
Chariot Funding, LLC 2.08% due 12/2/2019[7]	22,700	22,619
CHARTA, LLC 2.11% due 10/24/2019[7]	20,000	19,973
Exxon Mobil Corporation 2.00% due 10/16/2019	20,000	19,982
Home Depot Inc. 1.85% due 10/3/2019[7]	9,600	9,598
Kaiser Foundation Hospitals 2.05% due 10/17/2019	10,000	9,989
Pfizer Inc. 2.11% due 12/12/2019[7]	14,100	14,044
		129,103
Federal agency discount notes 1.03%
Federal Farm Credit Banks 2.00% due 10/18/2019	30,000	29,972
Total short-term securities (cost: $159,077,000)		159,075
Total investment securities 103.70% (cost: $2,953,980,000)		3,010,976
Other assets less liabilities (3.70)%		(107,425)
Net assets 100.00%		$2,903,551
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[8] (000)	Value at 9/30/2019[9] (000)	Unrealized (depreciation) appreciation at 9/30/2019 (000)
30 Day Federal Funds Futures	Long	451	January 2020	$187,932	$184,953	$(179)
90 Day Euro Dollar Futures	Long	205	December 2019	51,250	50,246	67
90 Day Euro Dollar Futures	Long	565	March 2020	141,250	138,891	634
90 Day Euro Dollar Futures	Short	205	December 2020	(51,250)	(50,494)	(101)
2 Year U.S. Treasury Note Futures	Long	5,013	January 2020	1,002,600	1,080,301	(2,305)
5 Year U.S. Treasury Note Futures	Long	8,808	January 2020	880,800	1,049,459	(5,043)
10 Year U.S. Treasury Note Futures	Long	1,988	December 2019	198,800	259,061	(737)
10 Year Ultra U.S. Treasury Note Futures	Short	384	December 2019	(38,400)	(54,684)	725
20 Year U.S. Treasury Bond Futures	Long	108	December 2019	10,800	17,530	(469)
30 Year Ultra U.S. Treasury Bond Futures	Long	514	December 2019	51,400	98,640	(2,052)
						$(9,460)
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 172 of 199

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Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 9/30/2019 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 9/30/2019 (000)
3-month USD-LIBOR	2.8025%	8/15/2020	$101,840	$(819)	$—	$(819)
3-month USD-LIBOR	2.806%	8/29/2020	34,300	(291)	—	(291)
2.48%	U.S. EFFR	12/20/2020	82,529	941	—	941
2.4825%	U.S. EFFR	12/26/2020	217,513	2,529	—	2,529
2.3485%	U.S. EFFR	1/7/2021	61,005	622	—	622
2.3355%	U.S. EFFR	1/7/2021	57,995	582	—	582
2.3755%	U.S. EFFR	2/6/2021	129,000	1,471	—	1,471
2.284%	U.S. EFFR	3/19/2021	65,000	732	—	732
2.1125%	U.S. EFFR	3/28/2021	78,800	711	—	711
3-month USD-LIBOR	2.348%	4/1/2021	264,000	(2,472)	—	(2,472)
2.197%	U.S. EFFR	4/15/2021	174,000	1,879	—	1,879
2.19875%	U.S. EFFR	5/7/2021	62,000	715	—	715
1.605%	U.S. EFFR	6/20/2021	116,816	344	—	344
1.7775%	3-month USD-LIBOR	6/21/2021	235,900	380	—	380
1.6325%	U.S. EFFR	7/18/2021	243,000	987	—	987
3-month USD-LIBOR	1.217%	9/22/2021	60,000	499	—	499
3-month USD-LIBOR	1.225%	9/22/2021	60,000	490	—	490
3-month USD-LIBOR	1.2255%	9/23/2021	5,000	41	—	41
3-month USD-LIBOR	2.2175%	3/17/2022	52,000	(784)	—	(784)
2.197%	U.S. EFFR	4/18/2022	47,400	1,011	—	1,011
3-month USD-LIBOR	1.75918%	4/29/2022	58,000	(256)	—	(256)
1.8475%	3-month USD-LIBOR	7/11/2022	34,900	265	—	265
2.5775%	U.S. EFFR	7/16/2022	181,639	2,571	—	2,571
3-month USD-LIBOR	1.948%	7/28/2022	20,000	(211)	—	(211)
2.80%	3-month USD-LIBOR	9/2/2022	280,000	7,510	—	7,510
2.75%	3-month USD-LIBOR	9/2/2022	280,000	7,238	—	7,238
2.009%	3-month USD-LIBOR	10/4/2022	50,000	668	—	668
3-month USD-LIBOR	2.6778%	2/12/2023	51,000	(1,898)	—	(1,898)
3-month USD-LIBOR	3.0965%	10/31/2023	46,055	(2,878)	—	(2,878)
3-month USD-LIBOR	3.09009%	10/31/2023	46,320	(2,882)	—	(2,882)
3-month USD-LIBOR	2.0955%	2/10/2024	14,300	(350)	—	(350)
3-month USD-LIBOR	2.0815%	2/10/2024	28,700	(685)	—	(685)
2.21875%	U.S. EFFR	3/14/2024	54,000	2,203	—	2,203
3-month USD-LIBOR	2.3875%	3/17/2024	160,700	(6,065)	—	(6,065)
3-month USD-LIBOR	2.21079%	3/27/2024	48,318	(1,468)	—	(1,468)
3-month USD-LIBOR	2.33%	5/2/2024	48,460	(1,754)	—	(1,754)
3-month USD-LIBOR	2.588%	1/26/2025	15,600	(863)	—	(863)
3-month USD-LIBOR	1.867%	7/11/2025	49,400	(587)	—	(587)
3-month USD-LIBOR	2.27%	12/5/2026	44,900	(2,298)	—	(2,298)
2.91%	3-month USD-LIBOR	2/1/2028	16,000	1,018	—	1,018
2.908%	3-month USD-LIBOR	2/1/2028	16,000	1,017	—	1,017
2.925%	3-month USD-LIBOR	2/1/2028	12,800	823	—	823
2.92%	3-month USD-LIBOR	2/2/2028	12,200	782	—	782
U.S. EFFR	2.5065%	3/22/2028	8,700	(844)	—	(844)
U.S. EFFR	2.535%	3/23/2028	6,700	(666)	—	(666)
U.S. EFFR	2.471%	3/27/2028	8,100	(764)	—	(764)
U.S. EFFR	2.4575%	3/29/2028	9,638	(899)	—	(899)
U.S. EFFR	2.424%	3/30/2028	8,160	(739)	—	(739)
U.S. EFFR	2.412%	4/5/2028	3,702	(332)	—	(332)
3-month USD-LIBOR	1.9675%	6/21/2029	50,700	(1,845)	—	(1,845)
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 173 of 199

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Swap contracts  (continued)

Interest rate swaps  (continued)
Receive	Pay	Expiration date	Notional (000)	Value at 9/30/2019 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 9/30/2019 (000)
3-month USD-LIBOR	2.05%	7/18/2029	$41,000	$(1,811)	$—	$(1,811)
3-month USD-LIBOR	1.995%	7/19/2029	25,400	(993)	—	(993)
3-month USD-LIBOR	2.97125%	9/2/2030	62,000	(8,065)	—	(8,065)
3-month USD-LIBOR	3.005%	9/2/2030	62,000	(8,258)	—	(8,258)
3-month USD-LIBOR	2.986%	2/1/2038	7,800	(744)	—	(744)
3-month USD-LIBOR	2.9625%	2/1/2038	9,800	(915)	—	(915)
3-month USD-LIBOR	2.963%	2/1/2038	9,800	(916)	—	(916)
3-month USD-LIBOR	2.967%	2/2/2038	7,600	(713)	—	(713)
3-month USD-LIBOR	3.34%	6/27/2044	10,000	(3,385)	—	(3,385)
3-month USD-LIBOR	3.206%	7/31/2044	16,000	(4,987)	—	(4,987)
3-month USD-LIBOR	3.238%	8/8/2044	16,000	(5,094)	—	(5,094)
3-month USD-LIBOR	2.7045%	1/2/2045	12,000	(2,518)	—	(2,518)
3-month USD-LIBOR	2.4945%	1/9/2045	2,000	(331)	—	(331)
3-month USD-LIBOR	2.5055%	1/9/2045	11,000	(1,846)	—	(1,846)
3-month USD-LIBOR	2.52822%	11/23/2045	4,390	(777)	—	(777)
U.S. EFFR	2.166%	10/23/2047	10,000	(1,595)	—	(1,595)
U.S. EFFR	2.145%	11/9/2047	15,400	(2,381)	—	(2,381)
U.S. EFFR	2.155%	11/10/2047	8,640	(1,356)	—	(1,356)
U.S. EFFR	2.153%	11/10/2047	15,300	(2,394)	—	(2,394)
U.S. EFFR	2.17%	11/13/2047	15,660	(2,513)	—	(2,513)
U.S. EFFR	2.5635%	2/12/2048	33,204	(8,405)	—	(8,405)
U.S. EFFR	2.4615%	3/15/2048	2,000	(459)	—	(459)
U.S. EFFR	2.485%	3/15/2048	2,000	(471)	—	(471)
U.S. EFFR	2.425%	3/16/2048	4,100	(907)	—	(907)
U.S. EFFR	2.505%	3/22/2048	4,300	(1,032)	—	(1,032)
U.S. EFFR	2.52%	8/24/2048	4,500	(1,113)	—	(1,113)
					$—	$(58,600)
[1]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $45,168,000, which represented 1.56% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Coupon rate may change periodically.
[5]	Amount less than one thousand.
[6]	Purchased on a TBA basis.
[7]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $117,989,000, which represented 4.06% of the net assets of the fund.
[8]	Notional amount is calculated based on the number of contracts and notional contract size.
[9]	Value is calculated based on the notional amount and current market price.
Key to abbreviations and symbol
CMT = Constant Maturity Treasury
EFFR = Effective Federal Funds Rate
LIBOR = London Interbank Offered Rate
TBA = To-be-announced
USD/$ = U.S. dollars
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 174 of 199

Managed Risk Growth Fund
Investment portfolio
September 30, 2019
unaudited
Growth funds 80.39%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	4,472,136	$322,709
Total growth funds (cost: $317,440,000)		322,709
Fixed income funds 15.48%
American Funds Insurance Series – Bond Fund, Class 1	5,476,334	62,157
Total fixed income funds (cost: $59,199,000)		62,157
Short-term securities 4.18%
Government Cash Management Fund 1.85%[1]	16,788,471	16,788
Total short-term securities (cost: $16,788,000)		16,788
Total investment securities 100.05% (cost: $393,427,000)		401,654
Other assets less liabilities (0.05)%		(189)
Net assets 100.00%		$401,465
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[2] (000)	Value at 9/30/2019[3] (000)	Unrealized depreciation at 9/30/2019 (000)
5 Year U.S. Treasury Note Futures	Long	162	December 2019	$16,200	$19,302	$(147)
American Funds Insurance Series — Managed Risk Growth Fund — Page 175 of 199

unaudited
Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the nine months ended September 30, 2019, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (loss) (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliates at 9/30/2019 (000)
Growth funds 80.39%
American Funds Insurance Series – Growth Fund, Class 1	3,963,500	783,957	275,321	4,472,136	$1,955	$7,151	$760	$322,709
Fixed income funds 15.48%
American Funds Insurance Series – Bond Fund, Class 1	5,110,855	1,140,110	774,631	5,476,334	(49)	4,768	329	62,157
Total 95.87%					$1,906	$11,919	$1,089	$384,866
[1]	Rate represents the seven-day yield at 9/30/2019.
[2]	Notional amount is calculated based on the number of contracts and notional contract size.
[3]	Value is calculated based on the notional amount and current market price.
American Funds Insurance Series — Managed Risk Growth Fund — Page 176 of 199

Managed Risk International Fund
Investment portfolio
September 30, 2019
unaudited
Growth funds 79.96%	Shares	Value (000)
American Funds Insurance Series – International Fund, Class 1	6,521,896	$126,134
Total growth funds (cost: $121,338,000)		126,134
Fixed income funds 15.03%
American Funds Insurance Series – Bond Fund, Class 1	2,089,794	23,719
Total fixed income funds (cost: $22,655,000)		23,719
Short-term securities 5.06%
Government Cash Management Fund 1.85%[1]	7,977,990	7,978
Total short-term securities (cost: $7,978,000)		7,978
Total investment securities 100.05% (cost: $151,971,000)		157,831
Other assets less liabilities (0.05)%		(76)
Net assets 100.00%		$157,755
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[2] (000)	Value at 9/30/2019[3] (000)	Unrealized depreciation at 9/30/2019 (000)
5 Year U.S. Treasury Note Futures	Long	76	December 2019	$7,600	$9,055	$(26)
American Funds Insurance Series — Managed Risk International Fund — Page 177 of 199

unaudited
Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the nine months ended September 30, 2019, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliates at 9/30/2019 (000)
Growth funds 79.96%
American Funds Insurance Series – International Fund, Class 1	6,802,836	325,925	606,865	6,521,896	$25	$11,519	$231	$126,134
Fixed income funds 15.03%
American Funds Insurance Series – Bond Fund, Class 1	2,162,908	261,301	334,415	2,089,794	55	1,895	136	23,719
Total 94.99%					$80	$13,414	$367	$149,853
[1]	Rate represents the seven-day yield at 9/30/2019.
[2]	Notional amount is calculated based on the number of contracts and notional contract size.
[3]	Value is calculated based on the notional amount and current market price.
American Funds Insurance Series — Managed Risk International Fund — Page 178 of 199

Managed Risk Blue Chip
Income and Growth Fund
Investment portfolio
September 30, 2019
unaudited
Growth-and-income funds 80.87%	Shares	Value (000)
American Funds Insurance Series – Blue Chip Income and Growth Fund, Class 1	22,265,921	$280,773
Total growth-and-income funds (cost: $298,278,000)		280,773
Fixed income funds 15.12%
American Funds Insurance Series – U.S. Government/AAA-Rated Securities Fund, Class 1	4,189,328	52,493
Total fixed income funds (cost: $50,935,000)		52,493
Short-term securities 4.07%
Government Cash Management Fund 1.85%[1]	14,113,226	14,113
Total short-term securities (cost: $14,113,000)		14,113
Total investment securities 100.06% (cost: $363,326,000)		347,379
Other assets less liabilities (0.06)%		(206)
Net assets 100.00%		$347,173
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[2] (000)	Value at 9/30/2019[3] (000)	Unrealized depreciation at 9/30/2019 (000)
5 Year U.S. Treasury Note Futures	Long	138	December 2019	$13,800	$16,442	$(122)
American Funds Insurance Series — Managed Risk Blue Chip Income and Growth Fund — Page 179 of 199

unaudited
Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the nine months ended September 30, 2019, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliates at 9/30/2019 (000)
Growth-and-income funds 80.87%
American Funds Insurance Series – Blue Chip Income and Growth Fund, Class 1	21,901,978	2,332,708	1,968,765	22,265,921	$314	$5,978	$1,232	$280,773
Fixed income funds 15.12%
American Funds Insurance Series – U.S. Government/AAA-Rated Securities Fund, Class 1	4,484,388	485,358	780,418	4,189,328	4	2,572	216	52,493
Total 95.99%					$318	$8,550	$1,448	$333,266
[1]	Rate represents the seven-day yield at 9/30/2019.
[2]	Notional amount is calculated based on the number of contracts and notional contract size.
[3]	Value is calculated based on the notional amount and current market price.
American Funds Insurance Series — Managed Risk Blue Chip Income and Growth Fund — Page 180 of 199

Managed Risk Growth-Income Fund
Investment portfolio
September 30, 2019
unaudited
Growth-and-income funds 80.33%	Shares	Value (000)
American Funds Insurance Series – Growth-Income Fund, Class 1	36,265,189	$1,712,805
Total growth-and-income funds (cost: $1,673,639,000)		1,712,805
Fixed income funds 15.14%
American Funds Insurance Series – Bond Fund, Class 1	28,442,517	322,823
Total fixed income funds (cost: $297,563,000)		322,823
Short-term securities 4.14%
Government Cash Management Fund 1.85%[1]	88,306,249	88,306
Total short-term securities (cost: $88,306,000)		88,306
Options purchased 0.26%
Options purchased*		5,530
Total options purchased (cost: $13,073,000)		5,530
Total investment securities 99.87% (cost: $2,072,581,000)		2,129,464
Other assets less liabilities 0.13%		2,782
Net assets 100.00%		$2,132,246
*Options purchased

Put
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 9/30/2019 (000)
S&P 500 Index	3,195	$9,511	$2,150.00	12/20/2019	$639
S&P 500 Index	670	1,994	2,175.00	12/20/2019	151
S&P 500 Index	35	104	2,200.00	12/20/2019	9
S&P 500 Index	150	447	2,225.00	12/20/2019	42
S&P 500 Index	135	402	2,275.00	12/20/2019	43
S&P 500 Index	110	327	2,050.00	3/20/2020	71
S&P 500 Index	2,720	8,097	2,100.00	3/20/2020	2,162
S&P 500 Index	1,200	3,572	2,150.00	3/20/2020	1,135
S&P 500 Index	50	149	2,175.00	3/20/2020	52
S&P 500 Index	715	2,128	2,200.00	3/20/2020	819
S&P 500 Index	135	402	2,225.00	3/20/2020	173
S&P 500 Index	170	506	2,250.00	3/20/2020	234
					$5,530
American Funds Insurance Series — Managed Risk Growth-Income Fund — Page 181 of 199

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[2] (000)	Value at 9/30/2019[3] (000)	Unrealized depreciation at 9/30/2019 (000)
5 Year U.S. Treasury Note Futures	Long	961	December 2019	$96,100	$114,502	$(843)
S&P 500 E-mini Index Contracts	Long	474	December 2019	24	70,590	(456)
						$(1,299)
Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the nine months ended September 30, 2019, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliates at 9/30/2019 (000)
Growth-and-income funds 80.33%
American Funds Insurance Series – Growth-Income Fund, Class 1	33,123,343	4,422,914	1,281,068	36,265,189	$6,576	$58,471	$5,628	$1,712,805
Fixed income funds 15.14%
American Funds Insurance Series – Bond Fund, Class 1	26,945,898	3,582,049	2,085,430	28,442,517	539	24,678	1,795	322,823
Total 95.47%					$7,115	$83,149	$7,423	$2,035,628
[1]	Rate represents the seven-day yield at 9/30/2019.
[2]	Notional amount is calculated based on the number of contracts and notional contract size.
[3]	Value is calculated based on the notional amount and current market price.
American Funds Insurance Series — Managed Risk Growth-Income Fund — Page 182 of 199

Managed Risk Asset Allocation Fund
Investment portfolio
September 30, 2019
unaudited
Asset allocation funds 95.03%	Shares	Value (000)
American Funds Insurance Series – Asset Allocation Fund, Class 1	111,998,668	$2,568,129
Total asset allocation funds (cost: $2,445,790,000)		2,568,129
Short-term securities 5.02%
Government Cash Management Fund 1.85%[1]	135,710,731	135,711
Total short-term securities (cost: $135,711,000)		135,711
Total investment securities 100.05% (cost: $2,581,501,000)		2,703,840
Other assets less liabilities (0.05)%		(1,438)
Net assets 100.00%		$2,702,402
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[2] (000)	Value at 9/30/2019[3] (000)	Unrealized depreciation at 9/30/2019 (000)
5 Year U.S. Treasury Note Futures	Long	1,298	December 2019	$129,800	$154,655	$(305)
Investment in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since it is controlled by the same board of trustees as the series. Further details on this holding and related transactions during the nine months ended September 30, 2019, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliates at 9/30/2019 (000)
Asset allocation funds 95.03%
American Funds Insurance Series – Asset Allocation Fund, Class 1	115,468,223	7,479,847	10,949,402	111,998,668	$14,213	$176,162	$11,862	$2,568,129
[1]	Rate represents the seven-day yield at 9/30/2019.
[2]	Notional amount is calculated based on the number of contracts and notional contract size.
[3]	Value is calculated based on the notional amount and current market price.
American Funds Insurance Series — Managed Risk Asset Allocation Fund — Page 183 of 199

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the series’ investment adviser, values the funds’ investments at fair value as defined by U.S. generally accepted accounting principles. The net asset value of each share class of each fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The series’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades. The value of an underlying fund is based on its reported net asset value.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the series’ investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the series’ investment adviser. The Government Cash Management Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. The net asset values of each share class of each managed risk fund are calculated based on the reported net asset values of the underlying funds in which each fund invests. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Exchange-traded options and futures are generally valued at the official closing price for options and the official settlement price for futures of the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.
American Funds Insurance Series — Page 184 of 199

unaudited
The following table presents the average month-end notional amounts of options purchased, futures contracts, forward currency contracts, interest rate swaps and credit default swaps for each fund while held (dollars in thousands):
	Options purchased	Futures contracts	Forward currency contracts	Interest rate swaps	Credit default swaps
International Fund	Not applicable	Not applicable	$79,615	Not applicable	Not applicable
New World Fund	Not applicable	Not applicable	9,499*	Not applicable	Not applicable
Global Growth and Income Fund	Not applicable	Not applicable	7,426	Not applicable	Not applicable
International Growth and Income Fund	Not applicable	Not applicable	1,560	Not applicable	Not applicable
Capital Income Builder	Not applicable	$146,708	Not applicable	$245,001	Not applicable
Asset Allocation Fund	Not applicable	2,121,533	Not applicable	479,121	Not applicable
Global Balanced Fund	Not applicable	10,825	23,151	46,779	Not applicable
Bond Fund	Not applicable	4,022,260	739,729	1,036,853	Not applicable
Global Bond Fund	Not applicable	482,606	723,084	811,417	$130,250
High-Income Bond Fund	Not applicable	78,800	Not applicable	27,530*	60,856
Mortgage Fund	Not applicable	156,825	Not applicable	420,529	Not applicable
U.S. Government/AAA-Rated Securities Fund	Not applicable	2,754,585	Not applicable	12,045,369	Not applicable
Managed Risk Growth Fund	Not applicable	58,687	Not applicable	Not applicable	Not applicable
Managed Risk International Fund	Not applicable	200,186	Not applicable	Not applicable	Not applicable
Managed Risk Blue Chip Income and Growth Fund	Not applicable	48,111	Not applicable	Not applicable	Not applicable
Managed Risk Growth-Income Fund	$165,335	235,197	Not applicable	Not applicable	Not applicable
Managed Risk Asset Allocation Fund	Not applicable	340,819	Not applicable	Not applicable	Not applicable
*	No contracts were held at the end of the reporting period; amount represents the average month-end notional amount of contracts while they were held.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the series’ investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the series’ board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities and futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations and valuations of investments and futures that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.
The series’ investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
American Funds Insurance Series — Page 185 of 199

unaudited
Classifications — The series’ investment adviser classifies the funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the funds’ valuation levels as of September 30, 2019 (dollars in thousands):
Global Growth Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$1,464,039	$238,101	$—	$1,702,140
Consumer discretionary	1,155,323	—	—	1,155,323
Financials	638,796	—	—	638,796
Health care	598,566	—	—	598,566
Communication services	504,936	—	—	504,936
Consumer staples	493,853	—	—	493,853
Industrials	492,224	—	—	492,224
Materials	175,848	11,274	—	187,122
Energy	120,134	—	—	120,134
Utilities	5,065	—	—	5,065
Preferred securities	95,770	—	—	95,770
Short-term securities	163,147	—	—	163,147
Total	$5,907,701	$249,375	$—	$6,157,076
Global Small Capitalization Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Health care	$989,104	$—	$—	$989,104
Information technology	767,389	20,681	—	788,070
Industrials	643,388	5,766	—	649,154
Consumer discretionary	574,505	—	—	574,505
Financials	331,512	10,589	—	342,101
Materials	194,074	—	—	194,074
Real estate	133,077	—	—	133,077
Communication services	132,565	—	—	132,565
Consumer staples	105,354	17,584	—	122,938
Energy	52,094	—	14,352	66,446
Utilities	58,106	—	—	58,106
Preferred securities	19,595	—	5,550	25,145
Short-term securities	285,641	—	—	285,641
Total	$4,286,404	$54,620	$19,902	$4,360,926
American Funds Insurance Series — Page 186 of 199

unaudited
Growth Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$5,964,672	$229,423	$—	$6,194,095
Communication services	4,584,871	—	—	4,584,871
Health care	3,942,483	—	37,000	3,979,483
Consumer discretionary	3,117,867	—	—	3,117,867
Financials	2,092,187	—	—	2,092,187
Industrials	1,800,004	7,613	—	1,807,617
Materials	712,192	—	—	712,192
Consumer staples	707,608	—	—	707,608
Energy	650,313	—	—	650,313
Real estate	516,711	—	—	516,711
Utilities	82,368	—	—	82,368
Convertible bonds	—	—	25,000	25,000
Short-term securities	1,279,262	—	—	1,279,262
Total	$25,450,538	$237,036	$62,000	$25,749,574
International Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$1,480,896	$51,515	$—	$1,532,411
Industrials	1,442,602	—	—	1,442,602
Health care	1,137,706	—	—	1,137,706
Consumer discretionary	1,063,338	—	—	1,063,338
Information technology	670,620	61,592	—	732,212
Consumer staples	619,027	—	—	619,027
Materials	575,372	—	—	575,372
Energy	443,411	—	—	443,411
Communication services	428,004	—	—	428,004
Utilities	368,221	10,650	—	378,871
Real estate	211,896	—	—	211,896
Preferred securities	84,853	—	—	84,853
Rights & warrants	—	19,156	—	19,156
Bonds, notes & other debt instruments	—	65,357	—	65,357
Short-term securities	665,868	—	—	665,868
Total	$9,191,814	$208,270	$—	$9,400,084

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$395	$—	$395
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(443)	—	(443)
Total	$—	$(48)	$—	$(48)
*	Forward currency contracts are not included in the investment portfolio.
American Funds Insurance Series — Page 187 of 199

unaudited
New World Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$713,230	$109,068	$—	$822,298
Financials	421,325	2,471	—	423,796
Energy	342,691	—	—	342,691
Health care	295,742	—	—	295,742
Consumer discretionary	248,494	—	—	248,494
Materials	228,443	—	—	228,443
Consumer staples	180,135	—	—	180,135
Industrials	174,518	—	—	174,518
Communication services	168,450	—	—	168,450
Real estate	31,490	—	—	31,490
Utilities	18,124	—	—	18,124
Preferred securities	82,747	—	26	82,773
Rights & warrants	—	22,984	—	22,984
Bonds, notes & other debt instruments	—	86,038	—	86,038
Short-term securities	229,845	12,530	—	242,375
Total	$3,135,234	$233,091	$26	$3,368,351
Blue Chip Income and Growth Fund

At September 30, 2019, all of the fund’s investment securities were classified as Level 1.
Global Growth and Income Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$253,828	$74,385	$—	$328,213
Industrials	258,495	—	—	258,495
Financials	232,758	—	—	232,758
Consumer discretionary	178,397	—	—	178,397
Communication services	178,382	—	—	178,382
Health care	174,824	—	—	174,824
Materials	142,364	—	—	142,364
Energy	124,441	—	—	124,441
Utilities	109,918	—	—	109,918
Real estate	108,406	—	—	108,406
Consumer staples	93,048	—	—	93,048
Preferred securities	7,254	—	—	7,254
Bonds, notes & other debt instruments	—	35,297	—	35,297
Short-term securities	32,228	—	—	32,228
Total	$1,894,343	$109,682	$—	$2,004,025

American Funds Insurance Series — Page 188 of 199

unaudited
	Other investments*
	Level 1	Level 2	Level 3	Total
Liabilities:
Unrealized depreciation on open forward currency contracts	$—	$(9)	$—	$(9)
*	Forward currency contracts are not included in the investment portfolio.
Growth-Income Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Health care	$4,998,366	$—	$—	$4,998,366
Information technology	4,807,872	93,155	—	4,901,027
Communication services	3,771,845	—	—	3,771,845
Industrials	3,715,372	—	—	3,715,372
Financials	3,572,424	—	—	3,572,424
Consumer staples	2,441,954	—	—	2,441,954
Energy	2,291,474	—	—	2,291,474
Materials	1,709,338	—	—	1,709,338
Consumer discretionary	1,703,154	—	—	1,703,154
Real estate	865,865	—	—	865,865
Utilities	735,406	—	—	735,406
Mutual funds	15,374	—	—	15,374
Convertible stocks	176,439	—	—	176,439
Convertible bonds	—	4,845	—	4,845
Bonds, notes & other debt instruments	—	3,687	—	3,687
Short-term securities	2,527,385	—	—	2,527,385
Total	$33,332,268	$101,687	$—	$33,433,955
International Growth and Income Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$230,651	$—	$—	$230,651
Health care	181,272	—	—	181,272
Industrials	163,949	—	—	163,949
Energy	113,391	—	—	113,391
Real estate	99,562	—	—	99,562
Consumer discretionary	98,878	—	—	98,878
Materials	90,202	—	—	90,202
Utilities	81,370	—	—	81,370
Consumer staples	72,610	—	—	72,610
Information technology	46,346	24,556	—	70,902
Communication services	43,909	—	—	43,909
Preferred securities	16,095	—	—	16,095
Bonds, notes & other debt instruments	—	16,262	—	16,262
Short-term securities	100,989	1,523	—	102,512
Total	$1,339,224	$42,341	$—	$1,381,565

American Funds Insurance Series — Page 189 of 199

unaudited
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$24	$—	$24
*	Forward currency contracts are not included in the investment portfolio.
Capital Income Builder

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$66,073	$21,951	$—	$88,024
Consumer staples	85,296	—	—	85,296
Real estate	74,901	—	—	74,901
Financials	69,605	—	—	69,605
Energy	60,901	—	—	60,901
Communication services	45,116	—	—	45,116
Health care	44,718	—	—	44,718
Utilities	41,001	—	—	41,001
Industrials	36,327	—	—	36,327
Consumer discretionary	32,225	—	—	32,225
Materials	18,688	—	—	18,688
Rights & warrants	—	—*	—	—*
Convertible stocks	14,476	—	—	14,476
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	110,953	—	110,953
Mortgage-backed obligations	—	50,149	—	50,149
Corporate bonds & notes	—	31,815	—	31,815
Asset-backed obligations	—	11,469	—	11,469
Municipals	—	418	—	418
Short-term securities	68,231	—	—	68,231
Total	$657,558	$226,755	$—	$884,313

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$340	$—	$—	$340
Unrealized appreciation on interest rate swaps	—	1,378	—	1,378
Liabilities:
Unrealized depreciation on futures contracts	(498)	—	—	(498)
Unrealized depreciation on interest rate swaps	—	(440)	—	(440)
Total	$(158)	$938	$—	$780
*	Amount less than one thousand.
†	Futures contracts and interest rate swaps are not included in the investment portfolio.
American Funds Insurance Series — Page 190 of 199

unaudited
Asset Allocation Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$3,867,348	$—	$20	$3,867,368
Financials	2,617,894	—	—	2,617,894
Health care	2,501,132	—	2,578	2,503,710
Industrials	1,616,408	—	—	1,616,408
Consumer discretionary	1,247,793	—	—	1,247,793
Communication services	1,028,291	—	—	1,028,291
Energy	996,452	2,085	—	998,537
Consumer staples	970,667	—	—	970,667
Materials	720,040	—	—	720,040
Real estate	238,557	—	—	238,557
Utilities	176,156	—	—	176,156
Rights & warrants	—	—	45	45
Convertible stocks	127,172	—	4,983	132,155
Convertible bonds	—	1,617	—	1,617
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	3,330,344	—	3,330,344
Corporate bonds & notes	—	2,945,610	11,897	2,957,507
Mortgage-backed obligations	—	1,573,114	—	1,573,114
Asset-backed obligations	—	142,914	—	142,914
Bonds & notes of governments & government agencies outside the U.S.	—	40,625	—	40,625
Municipals	—	15,173	—	15,173
Federal agency bonds & notes	—	13,205	—	13,205
Short-term securities	1,780,954	—	—	1,780,954
Total	$17,888,864	$8,064,687	$19,523	$25,973,074

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$4,900	$—	$—	$4,900
Liabilities:
Unrealized depreciation on futures contracts	(9,157)	—	—	(9,157)
Unrealized depreciation on interest rate swaps	—	(14,369)	—	(14,369)
Total	$(4,257)	$(14,369)	$—	$(18,626)
*	Futures contracts and interest rate swaps are not included in the investment portfolio.
American Funds Insurance Series — Page 191 of 199

unaudited
Global Balanced Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$41,750	$7,041	$—	$48,791
Health care	42,006	—	—	42,006
Financials	38,596	—	—	38,596
Consumer staples	31,805	—	—	31,805
Industrials	31,295	—	—	31,295
Consumer discretionary	18,802	—	—	18,802
Materials	10,330	—	—	10,330
Real estate	7,777	—	—	7,777
Communication services	7,139	—	—	7,139
Energy	6,459	—	—	6,459
Utilities	5,427	—	—	5,427
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	58,776	—	58,776
U.S. Treasury bonds & notes	—	55,719	—	55,719
Corporate bonds & notes	—	22,583	—	22,583
Mortgage-backed obligations	—	9,180	—	9,180
Short-term securities	22,789	547	—	23,336
Total	$264,175	$153,846	$—	$418,021

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$171	$—	$171
Unrealized appreciation on interest rate swaps	—	25	—	25
Liabilities:
Unrealized depreciation on futures contracts	(14)	—	—	(14)
Unrealized depreciation on open forward currency contracts	—	(187)	—	(187)
Total	$(14)	$9	$—	$(5)
*	Futures contracts, forward currency contracts and interest rate swaps are not included in the investment portfolio.
American Funds Insurance Series — Page 192 of 199

unaudited
Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds & notes	$—	$3,591,571	$—	$3,591,571
Mortgage-backed obligations	—	2,973,587	—	2,973,587
U.S. Treasury bonds & notes	—	2,764,696	—	2,764,696
Bonds & notes of governments & government agencies outside the U.S.	—	402,256	—	402,256
Municipals	—	218,240	—	218,240
Asset-backed obligations	—	209,005	—	209,005
Federal agency bonds & notes	—	12,257	—	12,257
Common stocks	—	187	9	196
Rights & warrants	—	—	14	14
Short-term securities	827,775	—	—	827,775
Total	$827,775	$10,171,799	$23	$10,999,597

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$8,121	$—	$—	$8,121
Unrealized appreciation on open forward currency contracts	—	6,617	—	6,617
Unrealized appreciation on interest rate swaps	—	1,806	—	1,806
Liabilities:
Unrealized depreciation on futures contracts	(17,430)	—	—	(17,430)
Unrealized depreciation on open forward currency contracts	—	(98)	—	(98)
Unrealized depreciation on interest rate swaps	—	(17,550)	—	(17,550)
Total	$(9,309)	$(9,225)	$—	$(18,534)
*	Futures contracts, forward currency contracts and interest rate swaps are not included in the investment portfolio.
American Funds Insurance Series — Page 193 of 199

unaudited
Global Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Euros	$—	$382,002	$—	$382,002
Japanese yen	—	282,822	—	282,822
Chinese yuan renminbi	—	60,306	—	60,306
Mexican pesos	—	50,904	—	50,904
Indian rupees	—	41,366	—	41,366
Danish kroner	—	34,639	—	34,639
British pounds	—	28,760	—	28,760
South African rand	—	27,322	—	27,322
Norwegian kroner	—	24,031	—	24,031
Israeli shekels	—	22,922	—	22,922
Malaysian ringgits	—	22,315	—	22,315
Chilean pesos	—	14,770	—	14,770
Polish zloty	—	13,339	—	13,339
Canadian dollars	—	11,639	—	11,639
Brazilian reais	—	10,852	—	10,852
Indonesian rupiah	—	10,562	—	10,562
Russian rubles	—	9,404	—	9,404
Thai baht	—	8,825	—	8,825
South Korean won	—	7,756	—	7,756
Colombian pesos	—	7,376	—	7,376
Ukrainian hryvnia	—	5,234	—	5,234
Australian dollars	—	2,627	—	2,627
Uruguayan pesos	—	2,191	—	2,191
Dominican pesos	—	1,791	—	1,791
Argentine pesos	—	890	—	890
U.S. dollars	—	848,697	441	849,138
Convertible bonds	—	128	—	128
Convertible stocks	—	—	847	847
Common stocks	182	358	3	543
Rights & warrants	—	—	8	8
Short-term securities	64,930	100,029	—	164,959
Total	$65,112	$2,033,857	$1,299	$2,100,268

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$929	$—	$—	$929
Unrealized appreciation on open forward currency contracts	—	6,440	—	6,440
Unrealized appreciation on interest rate swaps	—	364	—	364
Liabilities:
Unrealized depreciation on futures contracts	(1,125)	—	—	(1,125)
Unrealized depreciation on open forward currency contracts	—	(4,731)	—	(4,731)
Unrealized depreciation on interest rate swaps	—	(18)	—	(18)
Unrealized depreciation on credit default swaps	—	(56)	—	(56)
Total	$(196)	$1,999	$—	$1,803
*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.
American Funds Insurance Series — Page 194 of 199

unaudited
High-Income Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds & notes	$—	$1,136,680	$10,272	$1,146,952
Convertible bonds	—	7,485	—	7,485
Convertible stocks	1,371	—	4,834	6,205
Preferred securities	—	2,298	—	2,298
Common stocks	3,394	3,160	4,050	10,604
Rights & warrants	—	3	48	51
Short-term securities	53,265	—	—	53,265
Total	$58,030	$1,149,626	$19,204	$1,226,860

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$202	$—	$—	$202
Unrealized appreciation on credit default swaps	—	4	—	4
Liabilities:
Unrealized depreciation on futures contracts	(170)	—	—	(170)
Unrealized depreciation on credit default swaps	—	(3)	—	(3)
Total	$32	$1	$—	$33
*	Futures contracts and credit default swaps are not included in the investment portfolio.
The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the nine months ended September 30, 2019 (dollars in thousands):
	Beginning value at 1/1/2019	Transfers into Level 3†	Purchases	Sales	Net realized gain	Unrealized appreciation	Transfers out of Level 3†	Ending value at 9/30/2019
Investment securities	$17,537	$—	$828	$(360)	$16	$1,201	$(20)	$19,202
Net unrealized appreciation during the period on Level 3 investment securities held at September 30, 2019								$1,199
†	Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.
American Funds Insurance Series — Page 195 of 199

unaudited
Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):
	Value at 9/30/2019	Valuation techniques	Unobservable inputs	Single input or range	Weighted Average	Impact to valuation from an increase in input*
Bonds, notes, & other debt instruments	$10,272	Yield analysis	Yield to maturity risk premium	0-200 bps	160 bps	Decrease
Convertible stocks	4,834	Multiple of revenue	Revenue multiple	0.85x	0.85x	Increase
Common stocks	4,048	Inputs to market comparables and transaction price	Weight ascribed to market comparables	50%	N/A	N/A
			Weight ascribed to transaction price	50%	N/A	N/A
		Market comparable companies	EBITDA multiple	4.5x	4.5x	Increase
			Discount for lack of marketability (DLOM)	19%	19%	Decrease
		Multiple of revenue	Revenue multiple	1.4x	1.4x	Increase
		Expected proceeds	Discount to reflect timing of receipt and amount of proceeds	50%	50%	Decrease
Rights & warrants	48	Black-Scholes	Implied volatility	30%	30%	Increase
		De minimis	N/A	N/A	N/A	N/A
Other investments	2	De minimis	N/A	N/A	N/A	N/A
	$19,204
*	This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Key to abbrevation:
EBITDA = Earnings before taxes, depreciation and amortization.
Mortgage Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$184,710	$—	$184,710
U.S. Treasury bonds & notes	—	34,883	—	34,883
Federal agency bonds & notes	—	18,898	—	18,898
Asset-backed obligations	—	9,251	—	9,251
Short-term securities	—	42,628	—	42,628
Total	$—	$290,370	$—	$290,370

American Funds Insurance Series — Page 196 of 199

unaudited
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$48	$—	$—	$48
Unrealized appreciation on interest rate swaps	—	2,561	—	2,561
Liabilities:
Unrealized depreciation on futures contracts	(1,042)	—	—	(1,042)
Unrealized depreciation on interest rate swaps	—	(7,837)	—	(7,837)
Total	$(994)	$(5,276)	$—	$(6,270)
*	Futures contracts and interest rate swaps are not included in the investment portfolio.
Ultra-Short Bond Fund

At September 30, 2019, all of the fund’s investment securities were classified as Level 2.
U.S. Government/AAA-Rated Securities Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$1,400,559	$—	$1,400,559
Mortgage-backed obligations	—	917,739	—	917,739
Federal agency bonds & notes	—	533,603	—	533,603
Short-term securities	—	159,075	—	159,075
Total	$—	$3,010,976	$—	$3,010,976

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$1,426	$—	$—	$1,426
Unrealized appreciation on interest rate swaps	—	38,029	—	38,029
Liabilities:
Unrealized depreciation on futures contracts	(10,886)	—	—	(10,886)
Unrealized depreciation on interest rate swaps	—	(96,629)	—	(96,629)
Total	$(9,460)	$(58,600)	$—	$(68,060)
*	Futures contracts and interest rate swaps are not included in the investment portfolio.
Managed Risk Growth Fund

At September 30, 2019, all of the fund’s investments were classified as Level 1.
Managed Risk International Fund

At September 30, 2019, all of the fund’s investments were classified as Level 1.
Managed Risk Blue Chip Income and Growth Fund

At September 30, 2019, all of the fund’s investments were classified as Level 1.
American Funds Insurance Series — Page 197 of 199

unaudited
Managed Risk Growth-Income Fund

At September 30, 2019, all of the fund’s investments were classified as Level 1.
Managed Risk Asset Allocation Fund

At September 30, 2019, all of the fund’s investments were classified as Level 1.
American Funds Insurance Series — Page 198 of 199

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at capitalgroup.com. Fund shares offered through American Funds Distributors, Inc.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
© 2019 Capital Group. All rights reserved.
INGEFPX-998-1119O-S73117	American Funds Insurance Series — Page 199 of 199